File Nos. 002-98772

811-04347

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 29, 2015

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 183	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 229	☒

GMO TRUST

(Exact Name of Registrant as Specified in Charter)

40 Rowes Wharf, Boston, Massachusetts 02110

(Address of principal executive offices)

617-330-7500

(Registrant’s telephone number, including area code)

J.B. Kittredge, Esq.

GMO Trust

40 Rowes Wharf

Boston, Massachusetts 02110

(Name and address of agent for service)

with a copy to:

Thomas R. Hiller, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On June 30, 2015, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On , pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On , pursuant to paragraph (a)(2) of Rule 485.

This filing relates solely to the 36 series of the Registrant listed on the front cover of the GMO Trust Prospectus, dated June 30, 2015 and filed herewith. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

GMO Trust

Prospectus

June 30, 2015

Multi-Asset Class Funds
■ Benchmark-Free Allocation Fund
Class III:	GBMFX	Class IV:	GBMBX
Class MF:	—
■ Global Asset Allocation Fund
Class III:	GMWAX

Equity Funds
■ Global Equity Allocation Fund
Class III:	GMGEX
■ Global Developed Equity Allocation Fund
Class III:	GWOAX
■ Developed World Stock Fund
Class III:	GDWTX	Class IV:	GDWFX
■ Global Focused Equity Fund
Class III:	GGFEX	Class IV:	—
■ International Equity Allocation Fund
Class III:	GIEAX
■ International Developed Equity Allocation Fund
Class III:	GIOTX
■ Tax-Managed International Equities Fund
Class III:	GTMIX
■ International Equity Fund
Class II:	GMICX	Class III:	GMOIX
Class IV:	GMCFX
■ International Large/Mid Cap Equity Fund
Class III:	GMIEX	Class IV:	GMIRX
Class VI:	GCEFX
■ Foreign Fund
Class II:	GMFRX	Class III:	GMOFX
Class IV:	GMFFX
■ Foreign Small Companies Fund
Class III:	GMFSX	Class IV:	GFSFX
■ International Small Companies Fund
Class III:	GMISX
■ U.S. Equity Allocation Fund
Class III:	GMUEX	Class IV:	GMRTX
Class V:	GMEQX	Class VI:	GMCQX
■ Emerging Markets Fund
Class II:	GMEMX	Class III:	GMOEX
Class IV:	GMEFX	Class V:	GEMVX
Class VI:	GEMMX
■ Emerging Countries Fund
Class III:	GMCEX
■ Emerging Domestic Opportunities Fund
Class II:	GEDTX	Class III:	GEDSX
Class IV:	GEDIX	Class V:	GEDOX
Class VI:	GEDFX

Equity Funds continued
■ Quality Fund
Class III:	GQETX	Class IV:	GQEFX
Class V:	GQLFX	Class VI:	GQLOX
■ Resources Fund
Class III:	GOFIX	Class IV:	GOVIX
Class V:	—	Class VI:	—

Fixed Income Funds
■ Benchmark-Free Bond Fund
Class III:	GBMTX	Class IV:	—
Class V:	—	Class VI:	—
■ Global Bond Fund
Class III:	GMGBX
■ International Bond Fund
Class III:	GMIBX
■ Currency Hedged International Bond Fund
Class III:	GMHBX
■ Core Plus Bond Fund
Class III:	GUGAX	Class IV:	GPBFX
■ Emerging Country Debt Fund
Class III:	GMCDX	Class IV:	GMDFX
■ Debt Opportunities Fund
Class III:	—	Class VI:	GMODX

Implementation Funds
■ Alpha Only Fund
Class III:	GGHEX	Class IV:	GAPOX
■ Asset Allocation Bond Fund
Class III:	GMOBX	Class VI:	GABFX
■ Benchmark-Free Fund
Class III:	—
■ Implementation Fund
Ticker:	—
■ Risk Premium Fund
Class III:	GMRPX	Class IV:	GMRVX
Class V:	—	Class VI:	GMOKX
■ Special Opportunities Fund
Class III:	—	Class IV:	—
Class V:	—	Class VI:	GSOFX
■ Strategic Opportunities Allocation Fund
Class III:	GBATX
■ Taiwan Fund
Class III:	GMOTX
■ U.S. Treasury Fund
Ticker:	GUSTX

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf • Boston, Massachusetts 02110

The Securities and Exchange Commission and the Commodity Futures Trading Commission have not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) is not offering or placing interests in the series of GMO Trust set forth above (each, a “Fund,” and collectively, the “Funds”), to or with or otherwise promoting the Funds to any natural or legal persons domiciled or with a registered office in any European Economic Area (“EEA”) Member State where the Alternative Investment Fund Managers Directive (Directive 2011/61/EU) is in force and effect. GMO, in its discretion, may accept any such investor into a Fund, but only if it is satisfied that, by accepting such investor, it would not be in breach of any law, rule, regulation or other legislative or administrative measure in or otherwise applicable to the relevant EEA Member State and such investor is otherwise eligible under the laws of such EEA Member State to invest in the Fund. None of the Funds, GMO, their respective affiliates or any natural or legal person acting on their behalf have been registered with, have been approved by or have made a notification to any EEA Member State, European Union or other regulatory, governmental or similar body with respect to the Funds, and no such body has approved, endorsed, reviewed, acquiesced or taken any similar action with respect to any offering, marketing or other promotional materials relating to the Funds.

FUND CODES	inside back cover

ADDITIONAL INFORMATION	back cover
SHAREHOLDER INQUIRIES	back cover
DISTRIBUTOR	back cover

i

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ii

   GMO BENCHMARK-FREE ALLOCATION FUND

Investment objective

Positive total return not “relative” return.

Fees and expenses

The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
	Class III	Class IV	Class MF
Purchase premium (as a percentage of amount invested)	0.18%	0.18%	0.18%
Redemption fee (as a percentage of amount redeemed)	0.18%	0.18%	0.18%

Annual Fund operating expenses

(expenses that you bear each year as a percentage of the value of your investment)

	Class III	Class IV	Class MF
Management fee	0.65%[1]	0.65%[1]	0.65%[1]
Shareholder service fee	0.15%[1]	0.10%[1]	N/A
Supplemental support fee	N/A	N/A	0.10	%[1],2
Other expenses	0.01%	0.01%	0.01%
Acquired fund fees and expenses (underlying fund expenses)	0.27%[3]	0.27%[3]	0.27%[3]
Total annual operating expenses	1.08%	1.03%	1.03%
Expense reimbursement/waiver	(0.18%)[1]	(0.18%)[1]	(0.21	%)[1],2
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.90%	0.85%	0.82%

1 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees. GMO also has contractually agreed to waive or reduce the Fund’s management, shareholder service, and supplemental support fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”).

2 GMO has contractually agreed to reduce the rate of the supplemental support fees charged each month to the Fund’s Class MF shares based on the net assets attributable to Class MF shares as of the last business day of the preceding month based on the following schedule: 0.10% on the first $6 billion of net assets, 0.05% on the next $2 billion, 0.03% on the next $2 billion, and 0.01% thereafter; provided, however, that the effective rate charged at any time will not be reduced to less than 0.06% of Class MF’s average daily net assets. This rate will be calculated before giving effect to any other reduction or waiver. This reduction will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

3 These indirect expenses include interest expense and dividend expenses on short sales that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense, dividend expenses on short sales and transaction fees), indirect interest expense, indirect dividend expenses on short sales and indirect transaction fees were approximately 0.19%, less than 0.01%, 0.05% and 0.03%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The amounts shown reflect applicable expense reimbursements and waivers noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class III	$128	$370	$630	$1,375	$110	$349	$608	$1,348
Class IV	$123	$354	$603	$1,317	$105	$334	$581	$1,291
Class MF	$120	$351	$600	$1,315	$102	$331	$578	$1,288

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (including the accounts of Implementation Fund, and excluding short-term investments) was 84% of the average value of its portfolio.

Principal investment strategies

GMO seeks to achieve the Fund’s investment objective by investing in asset classes GMO believes offer the most attractive return and risk opportunities. GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of

  GMO BENCHMARK-FREE ALLOCATION FUND

such asset classes, to determine the Fund’s allocations to various asset classes. An important component of those forecasts is the expectation that valuations ultimately revert to their historical mean (average). The factors considered and investment methods used by GMO can change over time.

The Fund is structured as a fund of funds and gains its investment exposures primarily by investing in Implementation Fund. In addition, the Fund may invest in any other GMO Fund (together with Implementation Fund, the “underlying Funds”), whether now existing or created in the future, including GMO Funds not offered by or described in this Prospectus. These underlying Funds may include, among others, Alpha Only Fund, Debt Opportunities Fund, Emerging Country Debt Fund, Special Opportunities Fund, and GMO Systematic Global Macro Opportunity Fund, a GMO Fund not offered by this Prospectus (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds” and “Investment in Other GMO Funds”). Implementation Fund is permitted to invest in any asset class. The Fund also may invest directly in securities and derivatives.

The Fund seeks annualized excess returns of 5% (net of fees) above the Consumer Price Index and expects annualized volatility of 5-10% over a complete market cycle. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.

The Fund is permitted to invest (directly or through Implementation Fund or other underlying Funds) in any asset class (including, for example, U.S. and non-U.S. equities (including emerging country equities), U.S. and non-U.S. fixed income securities (including emerging country debt securities) and commodities), sector, country, or region, and at times may have substantial exposure to a single asset class, sector, country, or region. In addition, the Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization, credit quality, maturity or duration. The Fund may have indirect exposure to derivatives and short sales through its investment in Implementation Fund and the other underlying Funds. GMO’s ability to shift investments within Implementation Fund and between it and the other underlying Funds is not subject to any limits.

Prior to January 1, 2012, the Fund served as a principal component of a broader GMO real return strategy that also included a pooled investment vehicle with a cash-like benchmark. Since January 1, 2012, the Fund has been managed as a standalone investment.

The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results (including the annualized excess returns the Fund seeks above the Consumer Price Index). GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. An underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other

  GMO BENCHMARK-FREE ALLOCATION FUND

disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those underlying Funds will not perform as expected.

•

Commodities Risk – Commodities prices can be extremely volatile, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

•

Merger Arbitrage Risk – If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction, and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market prices of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric – the losses in failed transactions often far exceeding the gains in successful transactions. Merger arbitrage strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or closing derivative positions at desirable prices.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their

  GMO BENCHMARK-FREE ALLOCATION FUND

payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

•

Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Barclays U.S. Treasury Inflation Notes: 1-10 Year Index and the Consumer Price Index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Sharesa

Years Ending December 31

Highest Quarter: 9.19% (2Q2009)

Lowest Quarter: – 6.90% (4Q2008)

Year-to-Date (as of 3/31/15): 1.42%

Average Annual Total Returns

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
Class III[a]				7/23/03
Return Before Taxes	0.85%	6.01%	7.69%	9.99%
Return After Taxes on Distributions	– 0.60%	5.29%	5.76%	7.95%
Return After Taxes on Distributions and Sale of Fund Shares	1.08%	4.52%	5.65%	7.59%
Barclays U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)	0.91%	2.78%	3.75%	4.14%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	0.67%	1.66%	2.14%	2.22%
Class IV				12/11/12
Return Before Taxes	0.88%	N/A	N/A	6.09%
Barclays U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)	0.91%	N/A	N/A	– 2.59%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	0.67%	N/A	N/A	1.08%
Class MF				3/1/12
Return Before Taxes	0.91%	N/A	N/A	5.69%
Barclays U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)	0.91%	N/A	N/A	– 0.56%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	0.67%	N/A	N/A	1.17%

a The returns shown for periods prior to January 1, 2012 are for Class III shares of the Fund under the Fund’s prior fee arrangement. Under the Fund’s current fee arrangement, the returns for periods prior to January 1, 2012 would have been lower.

  GMO BENCHMARK-FREE ALLOCATION FUND

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Asset Allocation	Sam Wilderman (since 2012)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO GLOBAL ASSET ALLOCATION FUND

Investment objective

Total return greater than that of its benchmark, the GMO Global Asset Allocation Index, an internally maintained index computed by GMO, consisting of 65% MSCI ACWI and 35% Barclays U.S. Aggregate Index.

Fees and expenses

The tables below describe the fees and expenses that you may bear if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III
Purchase premium (as a percentage of amount invested)	0.14%
Redemption fee (as a percentage of amount redeemed)	0.14%

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
Class III
Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying fund expenses)	0.55%[1]
Total annual operating expenses	0.56%
Expense reimbursement	(0.01%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.55%

1 These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were approximately 0.50%, less than 0.01%, and 0.05%, respectively.

2 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class III	$85	$215	$356	$769	$70	$199	$339	$747

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 38% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in shares of other series of GMO Trust (collectively, the “underlying Funds”), which may include the Equity Funds, the Fixed Income Funds, and the Implementation Funds, as well as GMO High Quality Short-Duration Bond Fund, GMO Systematic Global Macro Opportunity Fund, and GMO World Opportunity Overlay Fund, each a series of GMO Trust not offered by this Prospectus (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds” and “Investment in Other GMO Funds”). The Fund also may invest directly in securities and derivatives.

The Fund is permitted to invest in any asset class, including, for example, U.S. and non-U.S. equities (including emerging country equities), U.S. and non-U.S. fixed income securities (including emerging country debt securities) and commodities. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

  GMO GLOBAL ASSET ALLOCATION FUND

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuations ultimately revert to their historical mean (average). GMO changes the Fund’s holdings of the underlying Funds in response to changes in GMO’s investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. Under normal circumstances, GMO intends to invest not more than 85% of the Fund’s assets in the Equity Funds. The factors considered and investment methods used by GMO can change over time.

The Fund also may invest in money market funds unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. An underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

  GMO GLOBAL ASSET ALLOCATION FUND

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those underlying Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Commodities Risk – Commodities prices can be extremely volatile, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or closing derivative positions at desirable prices.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

•

Merger Arbitrage Risk – If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction, and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market prices of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric – the losses in failed transactions often far exceeding the gains in successful transactions. Merger arbitrage strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

  GMO GLOBAL ASSET ALLOCATION FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of broad-based indices and the Fund’s benchmark (which is a composite index computed by GMO). Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 11.72% (2Q2009)

Lowest Quarter: – 9.48% (4Q2008)

Year-to-Date (as of 3/31/15): 1.30%

Average Annual Total Returns*

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
Class III				6/28/96
Return Before Taxes	1.03%	6.50%	6.07%	7.60%
Return After Taxes on Distributions	– 1.35%	5.54%	4.49%	5.63%
Return After Taxes on Distributions and Sale of Fund Shares	2.13%	5.01%	4.53%	5.54%
MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	4.16%	9.17%	6.09%	6.19%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	5.97%	4.45%	4.71%	5.82%
GMO Global Asset Allocation Index (Fund benchmark)	4.87%	7.78%	5.53%	5.52%

* The Fund commenced operations on June 28, 1996 with two classes of shares – Class I shares and Class II shares. No Class II shares were outstanding as of October 16, 1996. Class III shares were first issued on October 22, 1996. Class I shares converted to Class III shares on January 9, 1998. Class III performance information presented in the table represents Class II performance from June 28, 1996 to October 16, 1996, Class I performance from October 16, 1996 to October 21, 1996, and Class III performance thereafter. The performance information (before and after taxes) for all periods prior to June 30, 2002 was achieved prior to the change in the Fund’s principal investment strategies, effective June 30, 2002.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Asset Allocation	Sam Wilderman (since 2012)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO GLOBAL EQUITY ALLOCATION FUND

Investment objective

Total return greater than that of its benchmark, the MSCI ACWI.

Fees and expenses

The tables below describe the fees and expenses that you may bear if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III
Purchase premium (as a percentage of amount invested)	0.19%
Redemption fee (as a percentage of amount redeemed)	0.19%

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
Class III
Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying fund expenses)	0.62%[1]
Total annual operating expenses	0.63%
Expense reimbursement	(0.01%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.62%

1 These indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.55% and 0.07%, respectively.

2 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class III	$102	$247	$406	$865	$82	$226	$382	$836

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 21% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in equities traded in non-U.S. and U.S. markets through shares of the Equity Funds, Alpha Only Fund and Risk Premium Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds” and “Investment in Other GMO Funds”). The Fund also may invest directly in securities and derivatives.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to determine the Fund’s allocations to particular underlying Funds. An important component of those forecasts is the expectation that valuations ultimately revert to their historical mean (average). GMO changes the Fund’s holdings of the underlying Funds in response to changes in GMO’s investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors considered and investment methods used by GMO can change over time.

  GMO GLOBAL EQUITY ALLOCATION FUND

Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equities (see “Name Policies”). The term “equities” refers to direct and indirect (e.g., through the underlying Funds) investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. An underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or closing derivative positions at desirable prices.

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those underlying Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will

  GMO GLOBAL EQUITY ALLOCATION FUND

increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.

•

Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

  GMO GLOBAL EQUITY ALLOCATION FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by GMO. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 16.20% (2Q2009)

Lowest Quarter: – 15.65% (4Q2008)

Year-to-Date (as of 3/31/15): 2.53%

Average Annual Total Returns

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
Class III				11/26/96
Return Before Taxes	– 1.25%	8.12%	5.76%	8.17%
Return After Taxes on Distributions	– 3.59%	6.79%	4.09%	6.02%
Return After Taxes on Distributions and Sale of Fund Shares	1.65%	6.55%	4.72%	6.25%
MSCI ACWI (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	4.16%	9.17%	6.09%	5.93%
MSCI ACWI + (Composite index)	4.16%	9.17%	5.18%	6.02%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Asset Allocation	Sam Wilderman (since 2012)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO GLOBAL DEVELOPED EQUITY ALLOCATION FUND

Investment objective

Total return greater than that of its benchmark, the MSCI World Index.

Fees and expenses

The tables below describe the fees and expenses that you may bear if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III
Purchase premium (as a percentage of amount invested)	0.08%
Redemption fee (as a percentage of amount redeemed)	0.08%

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
Class III
Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying fund expenses)	0.56%[1]
Total annual operating expenses	0.57%
Expense reimbursement	(0.01%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.56%

1 These indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.54% and 0.02%, respectively.

2 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class III	$74	$205	$348	$766	$65	$196	$339	$754

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 16% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in equities traded in non-U.S. and U.S. markets through shares of the Equity Funds, Alpha Only Fund and Risk Premium Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds” and “Investment in Other GMO Funds”). The Fund also may invest directly in securities and derivatives.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to determine the Fund’s allocations to particular underlying Funds. An important component of those forecasts is the expectation that valuations ultimately revert to their historical mean (average). GMO changes the Fund’s holdings of the underlying Funds in response to changes in GMO’s investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors considered and investment methods used by GMO can change over time.

  GMO GLOBAL DEVELOPED EQUITY ALLOCATION FUND

Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equities (see “Name Policies”). In addition, under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equities tied economically to developed markets (see “Name Policies”). The Fund also may invest in equities in emerging markets, but those investments typically will represent 10% or less of the Fund’s net assets measured at the time of purchase. The term “equities” refers to direct and indirect (e.g., through the underlying Funds) investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. The term “developed markets” means those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets).

The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. An underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or closing derivative positions at desirable prices.

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

  GMO GLOBAL DEVELOPED EQUITY ALLOCATION FUND

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those underlying Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.

•

Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

  GMO GLOBAL DEVELOPED EQUITY ALLOCATION FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 14.41% (3Q2010)

Lowest Quarter: – 15.27% (4Q2008)

Year-to-Date (as of 3/31/15): 2.77%

Average Annual Total Returns

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
Class III				6/16/05
Return Before Taxes	– 0.62%	9.30%	N/A	6.67%
Return After Taxes on Distributions	– 3.29%	8.34%	N/A	5.52%
Return After Taxes on Distributions and Sale of Fund Shares	2.28%	7.48%	N/A	5.40%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	4.94%	10.20%	N/A	6.32%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Asset Allocation	Sam Wilderman (since 2012)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO DEVELOPED WORLD STOCK FUND

Investment objective

High total return.

Fees and expenses

The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
	Class III	Class IV
Purchase premium (as a percentage of amount invested)	0.25%[1]	0.25%[1]
Redemption fee (as a percentage of amount redeemed)	0.25%[1]	0.25%[1]

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class IV
Management fee	0.45%[2]	0.45%[2]
Shareholder service fee	0.15%[2]	0.10%[2]
Other expenses	0.15%	0.15%
Total annual operating expenses	0.75%	0.70%
Expense reimbursement/waiver	(0.14%)[2]	(0.14%)[2]
Total annual operating expenses after expense reimbursement/waiver	0.61%	0.56%

1 An additional purchase premium and redemption fee of 0.005% is charged for any purchases/redemptions (or any portion of a purchase/redemption) effected in a currency other than the U.S. dollar.

2 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class III	$113	$278	$458	$978	$87	$250	$427	$940
Class IV	$108	$263	$431	$918	$82	$234	$400	$880

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 75% of the average value of its portfolio.

Principal investment strategies

GMO seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of stocks that GMO believes will provide a higher return than the MSCI World Index.

GMO selects the stocks the Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

  GMO DEVELOPED WORLD STOCK FUND

In selecting stocks for the Fund, GMO uses a combination of investment methods to identify stocks that GMO believes have positive return potential relative to other stocks in the Fund’s investment universe. Some of these methods evaluate individual stocks or groups of stocks based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a stock or groups of stocks relative to the Fund’s investment universe or corporate behavior of an issuer. GMO also uses its multi-year return forecasts for asset classes and other groups of securities in its investment process and may adjust the Fund’s portfolio based on factors such as position size, market capitalization, and exposure to particular industries, sectors, countries, regions, or currencies. At times, the Fund may have substantial exposure to a single asset class, sector, country, or region. The factors considered and investment methods used by GMO can change over time. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.

As an alternative to investing directly in stocks, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in stocks tied economically to developed markets (see “Name Policies”). The Fund also may invest in stocks in emerging markets, but those investments typically will represent 10% or less of the Fund’s net assets measured at the time of purchase. For this purpose, the term “stocks” refers to investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts, and the term “developed markets” refers to those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets).

The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of

  GMO DEVELOPED WORLD STOCK FUND

the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

  GMO DEVELOPED WORLD STOCK FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 18.37% (2Q2009)

Lowest Quarter: – 19.92% (4Q2008)

Year-to-Date (as of 3/31/15): 3.71%

Average Annual Total Returns

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
Class III				8/1/05
Return Before Taxes	0.74%	9.43%	N/A	5.43%
Return After Taxes on Distributions	0.02%	8.88%	N/A	4.68%
Return After Taxes on Distributions and Sale of Fund Shares	0.93%	7.48%	N/A	4.31%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	4.94%	10.20%	N/A	6.06%
Class IV				9/1/05
Return Before Taxes	0.83%	9.49%	N/A	5.40%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	4.94%	10.20%	N/A	5.96%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Teams and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since 2013)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Asset Allocation	Sam Wilderman (since 2013)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Global Equity	Thomas Hancock (since the Fund’s inception)	Co-Head, Global Equity Team, GMO.
Global Equity	David Cowan (since 2012)	Co-Head, Global Equity Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO GLOBAL FOCUSED EQUITY FUND

Investment objective

Total return.

Fees and expenses

The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class IV
Management fee	0.60%[1]	0.60%[1]
Shareholder service fee	0.15%[1]	0.10%[1]
Other expenses	1.56%	1.56%
Total annual operating expenses	2.31%	2.26%
Expense reimbursement/waiver	(1.52%)[1]	(1.52%)[1]
Total annual operating expenses after expense reimbursement/waiver	0.79%	0.74%

1 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class III	$81	$575	$1,097	$2,528
Class IV	$76	$560	$1,071	$2,477

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 85% of the average value of its portfolio.

Principal investment strategies

The Fund may invest directly and indirectly (e.g., through underlying funds or derivatives) in equities traded in any of the world’s securities markets, including emerging markets. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equities (see “Name Policies”). The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. The Fund is permitted to invest in equities of all types, including equities issued by non-U.S. and U.S. companies, growth and value style equities, and equities of companies of any market capitalization. In addition, the Fund is not limited in how much it may invest in any market or in the types of equity investments it may make, and it may often invest all its assets in the securities of companies in only a few countries and securities having similar market capitalizations. The Fund could experience material losses from a single investment.

The Fund focuses its investments in a relatively small number of securities that GMO believes offer the most attractive investment opportunities in U.S. and non-U.S. equity markets.

GMO selects investments using value-based fundamental analysis that is informed by a disciplined quantitative screening process. GMO analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and industry peers. GMO also considers a company’s accounting and governance practices. As part of the investment process, GMO frequently meets with management and visits companies.

  GMO GLOBAL FOCUSED EQUITY FUND

The factors considered and investment methods used by GMO can change over time.

The Fund may hold up to 20% of its assets in cash or cash equivalents. The Fund may (but is not obligated to) invest in a wide variety of exchange-traded and over-the-counter (OTC) derivatives, including, without limitation, forward currency contracts, futures and options, as well as exchange-traded funds (ETFs). The Fund’s foreign currency exposure may differ from the currency exposure of its equity investments. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

  GMO GLOBAL FOCUSED EQUITY FUND

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 16.01% (3Q2013)

Lowest Quarter: – 6.64% (3Q2014)

Year-to-Date (as of 3/31/15): 2.93%

Average Annual Total Returns

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
Class III				12/1/11
Return Before Taxes	– 3.19%	N/A	N/A	13.91%
Return After Taxes on Distributions	– 7.76%	N/A	N/A	9.93%
Return After Taxes on Distributions and Sale of Fund Shares	– 0.07%	N/A	N/A	9.76%
MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	4.16%	N/A	N/A	13.46%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
International Active	Drew Spangler (since the Fund’s inception)	Head, International Active Team, GMO.
International Active	Greg Shell (since 2013)	Portfolio Manager, International Active Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO INTERNATIONAL EQUITY ALLOCATION FUND

Investment objective

Total return greater than that of its benchmark, the MSCI ACWI ex USA.

Fees and expenses

The tables below describe the fees and expenses that you may bear if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III
Purchase premium (as a percentage of amount invested)	0.27%
Redemption fee (as a percentage of amount redeemed)	0.27%

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
Class III
Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying fund expenses)	0.75%[1]
Total annual operating expenses	0.76%
Expense reimbursement	(0.01%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.75%

1 These indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.67% and 0.08%, respectively.

2 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class III	$131	$307	$498	$1,050	$103	$277	$465	$1,009

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 18% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in equities traded in non-U.S. markets through shares of the Equity Funds, Alpha Only Fund and Risk Premium Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds” and “Investment in Other GMO Funds”). The Fund also may invest directly in securities and derivatives.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to determine the Fund’s allocations to particular underlying Funds. An important component of those forecasts is the expectation that valuations ultimately revert to their historical mean (average). GMO changes the Fund’s holdings of the underlying Funds in response to changes in GMO’s investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors considered and investment methods used by GMO can change over time.

  GMO INTERNATIONAL EQUITY ALLOCATION FUND

Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equities (see “Name Policies”). The term “equities” refers to direct and indirect (e.g., through the underlying Funds) investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. An underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or closing derivative positions at desirable prices.

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

  GMO INTERNATIONAL EQUITY ALLOCATION FUND

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those underlying Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.

•

Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

  GMO INTERNATIONAL EQUITY ALLOCATION FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 21.94% (2Q2009)

Lowest Quarter: – 20.16% (3Q2008)

Year-to-Date (as of 3/31/15): 3.53%

Average Annual Total Returns

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
Class III				10/11/96
Return Before Taxes	– 6.72%	5.01%	5.34%	7.40%
Return After Taxes on Distributions	– 7.74%	4.31%	3.73%	5.76%
Return After Taxes on Distributions and Sale of Fund Shares	– 2.37%	3.99%	3.66%	6.01%
MSCI ACWI ex USA (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	– 3.87%	4.43%	5.13%	5.23%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Asset Allocation	Sam Wilderman (since 2012)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND

Investment objective

Total return greater than that of its benchmark, the MSCI EAFE Index.

Fees and expenses

The tables below describe the fees and expenses that you may bear if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III
Purchase premium (as a percentage of amount invested)	0.08%
Redemption fee (as a percentage of amount redeemed)	0.08%

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
Class III
Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying fund expenses)	0.65%[1]
Total annual operating expenses	0.66%
Expense reimbursement	(0.01%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.65%

1 These indirect expenses include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.62% and 0.03%, respectively.

2 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class III	$83	$236	$402	$885	$74	$227	$392	$873

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 7% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in equities traded in non-U.S. markets through shares of the Equity Funds, Alpha Only Fund and Risk Premium Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds” and “Investment in Other GMO Funds”). The Fund also may invest directly in securities and derivatives.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to determine the Fund’s allocations to particular underlying Funds. An important component of those forecasts is the expectation that valuations ultimately revert to their historical mean (average). GMO changes the Fund’s holdings of the underlying Funds in response to changes in GMO’s investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors considered and investment methods used by GMO can change over time.

  GMO INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND

Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equities (see “Name Policies”). In addition, under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equities tied economically to developed markets (see “Name Policies”). The Fund also may invest in equities in emerging markets, but those investments typically will represent 10% or less of the Fund’s net assets measured at the time of purchase. The term “equities” refers to direct and indirect (e.g., through the underlying Funds) investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. The term “developed markets” means those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets).

The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. An underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or closing derivative positions at desirable prices.

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the

  GMO INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND

market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those underlying Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.

•

Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

  GMO INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 19.55% (2Q2009)

Lowest Quarter: – 18.80% (3Q2008)

Year-to-Date (as of 3/31/15): 4.39%

Average Annual Total Returns

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
Class III				6/5/06
Return Before Taxes	– 5.97%	6.56%	N/A	3.24%
Return After Taxes on Distributions	– 6.69%	6.05%	N/A	2.14%
Return After Taxes on Distributions and Sale of Fund Shares	– 2.27%	5.34%	N/A	2.68%
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	– 4.90%	5.33%	N/A	2.35%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Asset Allocation	Sam Wilderman (since 2012)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND

Investment objective

High after-tax total return.

Fees and expenses

The table below describes the fees and expenses that you may bear if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you bear each year as a percentage of the value of your investment)

Class III
Management fee	0.50%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.13%
Total annual operating expenses	0.78%
Expense reimbursement/waiver	(0.12%)[1]
Total annual operating expenses after expense reimbursement/waiver	0.66%

1 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amount shown reflects the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class III	$67	$237	$421	$955

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 69% of the average value of its portfolio.

Principal investment strategies

GMO seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equities that GMO believes will provide a higher return than the MSCI EAFE Index (after tax).

GMO selects the securities the Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, GMO uses a combination of investment methods to identify securities that GMO believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the Fund’s investment universe or corporate behavior of an issuer. GMO also uses its multi-year return forecasts for asset classes and other groups of securities in its investment process and may adjust the Fund’s portfolio based on factors such as position size, market capitalization, and exposure to particular industries, sectors, countries, regions, or currencies. At times, the Fund may have substantial exposure to a single asset class, sector, country, or region. The factors considered and investment methods used by GMO can change over time. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.

GMO considers the tax effects of a proposed trade in conjunction with the return forecast of the identified equities, and their potential contribution to the overall portfolio. GMO also may consider the Fund’s realized and unrealized gains and losses, and current market conditions, because these factors also influence the decision to buy or sell securities.

  GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND

As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the United States, including both developed and emerging countries. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equities (see “Name Policies”). The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. There can be no assurance that the Fund’s tax management strategies will be effective, and you may incur tax liabilities that exceed your economic return. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

  GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is computed by GMO) and a broad-based international stock index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 21.51% (2Q2009)

Lowest Quarter: – 20.34% (3Q2008)

Year-to-Date (as of 3/31/15): 5.53%

Average Annual Total Returns

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
Class III				7/29/98
Return Before Taxes	– 7.54%	5.98%	5.03%	6.61%
Return After Taxes on Distributions	– 8.13%	5.58%	4.42%	6.03%
Return After Taxes on Distributions and Sale of Fund Shares	– 3.25%	5.00%	4.46%	5.70%
MSCI EAFE Index (after tax) (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	– 6.33%	4.14%	3.37%	3.15%
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	– 4.90%	5.33%	4.43%	3.98%

  GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Teams and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since 2013)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Asset Allocation	Sam Wilderman (since 2013)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Global Equity	Thomas Hancock (since the Fund’s inception)	Co-Head, Global Equity Team, GMO.
Global Equity	David Cowan (since 2012)	Co-Head, Global Equity Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO INTERNATIONAL EQUITY FUND

Investment objective

High total return.

Fees and expenses

The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class II	Class III	Class IV
Management fee	0.50%[1]	0.50%[1]	0.50%[1]
Shareholder service fee	0.22%[1]	0.15%[1]	0.09%[1]
Other expenses	0.04%	0.04%	0.04%
Total annual operating expenses	0.76%	0.69%	0.63%
Expense reimbursement/waiver	(0.04%)[1]	(0.04%)[1]	(0.04%)[1]
Total annual operating expenses after expense reimbursement/waiver	0.72%	0.65%	0.59%

1 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class II	$74	$239	$418	$939
Class III	$66	$217	$380	$855
Class IV	$60	$198	$347	$783

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 70% of the average value of its portfolio.

Principal investment strategies

GMO seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of non-U.S. developed market equities that GMO believes will provide a higher return than the MSCI EAFE Index.

GMO selects the securities the Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, GMO uses a combination of investment methods to identify securities that GMO believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the Fund’s investment universe or corporate behavior of an issuer. GMO also uses its multi-year return forecasts for asset classes and other groups of securities in its investment process and may adjust the Fund’s portfolio based on factors such as position size, market capitalization, and exposure to particular industries, sectors, countries, regions, or currencies. At times, the Fund may have substantial exposure to a single asset class, sector, country, or region. The factors considered and investment methods used by GMO can change over time. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.

As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

  GMO INTERNATIONAL EQUITY FUND

Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equities (see “Name Policies”). The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

  GMO INTERNATIONAL EQUITY FUND

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark and an additional broad-based international stock index selected by GMO. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 22.40% (2Q2009)

Lowest Quarter: – 19.13% (3Q2011)

Year-to-Date (as of 3/31/15): 4.82%

Average Annual Total Returns

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
Class II				9/26/96
Return Before Taxes	– 6.54%	5.09%	3.86%	6.43%
MSCI EAFE Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[a]	– 4.90%	5.33%	4.43%	4.68%
MSCI EAFE Value Index (Prior Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[b]	– 5.39%	4.42%	3.89%	5.56%
Class III				3/31/87
Return Before Taxes	– 6.49%	5.17%	3.93%	7.88%
Return After Taxes on Distributions	– 8.05%	4.58%	2.92%	6.35%
Return After Taxes on Distributions and Sale of Fund Shares	– 1.86%	4.30%	3.55%	6.35%
MSCI EAFE Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[a]	– 4.90%	5.33%	4.43%	5.23%
MSCI EAFE Value Index (Prior Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[b]	– 5.39%	4.42%	3.89%	6.90%
Class IV				1/9/98
Return Before Taxes	– 6.39%	5.23%	4.00%	6.85%
MSCI EAFE Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[a]	– 4.90%	5.33%	4.43%	4.98%
MSCI EAFE Value Index (Prior Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[b]	– 5.39%	4.42%	3.89%	5.89%

a Fund’s benchmark effective June 30, 2014.

b Effective June 30, 2014, the Fund changed its benchmark from the MSCI EAFE Value Index to the MSCI EAFE Index because GMO believes the MSCI EAFE Index is a more appropriate comparative, broad-based market index for the Fund.

  GMO INTERNATIONAL EQUITY FUND

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Teams and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since 2013)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Asset Allocation	Sam Wilderman (since 2013)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Global Equity	Thomas Hancock (since 1998)	Co-Head, Global Equity Team, GMO.
Global Equity	David Cowan (since 2012)	Co-Head, Global Equity Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO INTERNATIONAL LARGE/MID CAP EQUITY FUND

Investment objective

High total return.

Fees and expenses

The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class IV	Class VI
Management fee	0.38%[1]	0.38%[1]	0.38%[1]
Shareholder service fee	0.15%[1]	0.09%[1]	0.055%[1]
Other expenses	0.07%	0.07%	0.07%
Total annual operating expenses	0.60%	0.54%	0.51%
Expense reimbursement/waiver	(0.07%)[1]	(0.07%)[1]	(0.07%)[1]
Total annual operating expenses after expense reimbursement/waiver	0.53%	0.47%	0.44%

1 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class III	$54	$185	$328	$743
Class IV	$48	$166	$295	$670
Class VI	$45	$156	$278	$634

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 82% of the average value of its portfolio.

Principal investment strategies

GMO seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of non-U.S. developed market equities that GMO believes will provide a higher return than the MSCI EAFE Index.

GMO selects the securities the Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, GMO uses a combination of investment methods to identify securities that GMO believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the Fund’s investment universe or corporate behavior of an issuer. GMO also uses its multi-year return forecasts for asset classes and other groups of securities in its investment process and may adjust the Fund’s portfolio based on factors such as position size, market capitalization, and exposure to particular industries, sectors, countries, regions, or currencies. At times, the Fund may have substantial exposure to a single asset class, sector, country, or region. The factors considered and investment methods used by GMO can change over time. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.

As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs: (i) in an attempt to reduce investment exposures (which

  GMO INTERNATIONAL LARGE/MID CAP EQUITY FUND

may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equities (see “Name Policies”). In addition, under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equities of large- and mid-cap companies (see “Name Policies”). The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. The term “large- and mid-cap companies” means non-U.S. companies that issue stocks included in the MSCI Standard Indices and international stock indices that target approximately 85% of each market’s free-float adjusted market capitalization, and companies with similar market capitalizations.

The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

  GMO INTERNATIONAL LARGE/MID CAP EQUITY FUND

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares*

Years Ending December 31

Highest Quarter: 22.30% (2Q2009)

Lowest Quarter: – 19.92% (3Q2008)

Year-to-Date (as of 3/31/15): 4.71%

Average Annual Total Returns*

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
Class III				1/29/02
Return Before Taxes	– 7.11%	6.18%	4.51%	7.56%
Return After Taxes on Distributions	– 9.40%	5.25%	3.60%	6.69%
Return After Taxes on Distributions and Sale of Fund Shares	– 1.45%	5.14%	3.84%	6.41%
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	– 4.90%	5.33%	4.43%	6.57%
Class IV				6/30/03
Return Before Taxes	– 7.05%	6.24%	4.58%	7.77%
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	– 4.90%	5.33%	4.43%	7.71%
Class VI				3/28/06
Return Before Taxes	– 7.02%	6.27%	N/A	2.70%
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	– 4.90%	5.33%	N/A	2.59%

* The Fund is the successor to GMO International Disciplined Equity Fund, a former series of GMO Trust that had an investment objective and investment policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO International Disciplined Equity Fund and reflects GMO International Disciplined Equity Fund’s annual operating expenses (0.02% higher than those of the Fund).

  GMO INTERNATIONAL LARGE/MID CAP EQUITY FUND

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Teams and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since 2013)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Asset Allocation	Sam Wilderman (since 2013)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Global Equity	Thomas Hancock (since the Fund’s inception)	Co-Head, Global Equity Team, GMO.
Global Equity	David Cowan (since 2012)	Co-Head, Global Equity Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO FOREIGN FUND

Investment objective

Total return in excess of that of its benchmark, the MSCI EAFE Index.

Fees and expenses

The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class II	Class III	Class IV
Management fee	0.60%[1]	0.60%[1]	0.60%[1]
Shareholder service fee	0.22%[1]	0.15%[1]	0.09%[1]
Other expenses	0.14%	0.14%	0.14%
Total annual operating expenses	0.96%	0.89%	0.83%
Expense reimbursement/waiver	(0.13%)[1]	(0.13%)[1]	(0.13%)[1]
Total annual operating expenses after expense reimbursement/waiver	0.83%	0.76%	0.70%

1 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class II	$85	$293	$518	$1,166
Class III	$78	$271	$480	$1,084
Class IV	$72	$252	$448	$1,013

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 113% of the average value of its portfolio.

Principal investment strategies

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the United States (including both developed and emerging countries). The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in investments tied economically to countries other than the United States (see “Name Policies”), including both developed and emerging countries.

GMO selects investments using value-based fundamental analysis that is informed by a disciplined quantitative screening process. GMO analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and industry peers. GMO also considers a company’s accounting and governance practices. As part of the investment process, GMO frequently meets with management and visits companies.

The factors considered and investment methods used by GMO can change over time.

In pursuing its investment objective, the Fund may (but is not obligated to) invest in a wide variety of exchange-traded and over-the-counter (OTC) derivatives, including, without limitation, forward currency contracts, futures and options, as well as exchange-traded funds (ETFs). The Fund’s foreign currency exposure may differ from the currency exposure of its equity investments. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.

  GMO FOREIGN FUND

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

  GMO FOREIGN FUND

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Information on the Fund’s return after taxes is unavailable prior to June 28, 1996, the date the Fund commenced operations as a registered investment company. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 21.67% (2Q2009)

Lowest Quarter: – 19.80% (3Q2011)

Year-to-Date (as of 3/31/15): 6.02%

Average Annual Total Returnsa

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
Class II				9/30/96
Return Before Taxes	– 11.88%	2.95%	3.07%	6.35%
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	– 4.90%	5.33%	4.43%	4.66%
Class III[b]				8/31/84
Return Before Taxes	– 11.87%	3.03%	3.15%	11.29%
Return After Taxes on Distributions	– 13.00%	2.40%	2.24%	N/Aa
Return After Taxes on Distributions and Sale of Fund Shares	– 5.34%	2.61%	2.92%	N/Aa
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	– 4.90%	5.33%	4.43%	9.08%
Class IV				1/9/98
Return Before Taxes	– 11.80%	3.07%	3.19%	6.27%
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	– 4.90%	5.33%	4.43%	4.98%

a Information on the Fund’s return after taxes is unavailable prior to June 28, 1996, the date the Fund commenced operations as a registered investment company. Prior to that date, the Fund operated as a private investment pool with investment objectives, policies, and guidelines that were substantially the same as those of the Fund.

b Performance of Class III shares prior to June 28, 1996 is that of the private investment pool and reflects the pool’s higher annual operating expenses. The pool was not registered as an investment company and therefore was not subject to restrictions imposed on the Fund by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended. Had the pool been subject to these restrictions, its performance may have been adversely affected.

  GMO FOREIGN FUND

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Member of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
International Active	Drew Spangler (since 2011)	Head, International Active Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO FOREIGN SMALL COMPANIES FUND

Investment objective

Total return in excess of that of its benchmark, the S&P Developed ex-U.S. Small Cap Index.

Fees and expenses

The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
	Class III	Class IV
Purchase premium (as a percentage of amount invested)	0.50%	0.50%
Redemption fee (as a percentage of amount redeemed)	0.50%	0.50%

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class IV
Management fee	0.70%[1]	0.70%[1]
Shareholder service fee	0.15%[1]	0.10%[1]
Other expenses	0.07%	0.07%
Total annual operating expenses	0.92%	0.87%
Expense reimbursement/waiver	(0.07%)[1]	(0.07%)[1]
Total annual operating expenses after expense reimbursement/waiver	0.85%	0.80%

1 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class III	$188	$391	$611	$1,244	$136	$335	$550	$1,169
Class IV	$183	$375	$584	$1,185	$131	$319	$523	$1,111
Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 58% of the average value of its portfolio.

Principal investment strategies

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to countries other than the United States (including both developed and emerging countries) whose outstanding publicly traded equities are in the lowest 25% of publicly traded market capitalization (float) in a particular country (“small companies”). The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of small companies that are tied economically to countries other than the United States (see “Name Policies”). The market capitalization range of companies whose equities are held by the Fund is generally within the market capitalization range of companies in the Fund’s benchmark, which represents the lowest 15% of publicly traded market capitalization (float) of the S&P Broad Market Index in each country. Depending on the country, as of May 31, 2015, the market capitalization of the outstanding common stock and other stock-related securities of the largest company in a particular country included in the S&P Developed ex-U.S. Small Cap Index ranged from approximately $571 million (New Zealand) to $16.8 billion (Switzerland) (based on

  GMO FOREIGN SMALL COMPANIES FUND

exchange rates as of May 31, 2015). As of May 31, 2015, the publicly traded market capitalization of the largest small company (as defined by the Fund) ranged from approximately $504 million (Egypt) to $30.0 billion (Switzerland) (based on exchange rates as of May 31, 2015).

GMO selects investments using value-based fundamental analysis that is informed by a disciplined quantitative screening process. GMO analyzes companies for financial, operational, and managerial strength and compares them to their global, regional, and industry peers. GMO also considers a company’s accounting and governance practices. As part of the investment process, GMO frequently meets with management and visits companies.

The factors considered and investment methods used by GMO can change over time.

In pursuing its investment objective, the Fund may (but is not obligated to) invest in a wide variety of exchange-traded and over-the-counter (OTC) derivatives, including, without limitation, forward currency contracts, futures and options, as well as exchange-traded funds (ETFs). The Fund’s foreign currency exposure may differ from the currency exposure of its equity investments. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

  GMO FOREIGN SMALL COMPANIES FUND

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 31.25% (2Q2009)

Lowest Quarter: – 24.05% (3Q2008)

Year-to-Date (as of 3/31/15): 7.00%

Average Annual Total Returnsa

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
Class III[b]				1/4/95
Return Before Taxes	– 11.07%	8.14%	7.52%	10.55%
Return After Taxes on Distributions	– 12.15%	7.49%	5.92%	N/Aa
Return After Taxes on Distributions and Sale of Fund Shares	– 5.18%	6.56%	6.23%	N/Aa
S&P Developed ex-U.S. Small Cap Index (reflects no deduction for fees, expenses, or taxes)	– 3.42%	8.52%	6.84%	6.99%
Class IVc				6/14/02
Return Before Taxes	– 10.99%	8.21%	7.56%	10.88%
S&P Developed ex-U.S. Small Cap Index (reflects no deduction for fees, expenses, or taxes)	– 3.42%	8.52%	6.84%	10.04%

a Information on the Fund’s return after taxes is unavailable prior to June 30, 2000, the date the Fund commenced operations as a registered investment company. Prior to that date, the Fund operated as a private investment pool with investment objectives, policies, and guidelines that were substantially the same as those of the Fund.

b Performance of Class III shares prior to June 30, 2000 is that of the private investment pool, restated to reflect the Fund’s higher annual operating expenses. The pool was not registered as an investment company and therefore was not subject to certain restrictions imposed on the Fund by the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended. Had the pool been subject to these restrictions, its performance may have been adversely affected.

c For the period from March 16, 2009 to August 12, 2009, no Class IV shares were outstanding. The returns shown in the table for that period are those of Class III shares, which have higher expenses.

  GMO FOREIGN SMALL COMPANIES FUND

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Member of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
International Active	Drew Spangler (since 2011)	Head, International Active Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO INTERNATIONAL SMALL COMPANIES FUND

Investment objective

High total return.

Fees and expenses

The tables below describe the fees and expenses that you may bear if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III
Purchase premium (as a percentage of amount invested)	0.50%
Redemption fee (as a percentage of amount redeemed)	0.50%

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
Class III
Management fee	0.60%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.19%
Total annual operating expenses	0.94%
Expense reimbursement/waiver	(0.17%)[1]
Total annual operating expenses after expense reimbursement/waiver	0.77%

1 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class III	$180	$387	$612	$1,258	$128	$331	$551	$1,183

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 83% of the average value of its portfolio.

Principal investment strategies

GMO seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equities that GMO believes will provide a higher return than the MSCI EAFE Small Cap Index.

GMO selects the securities the Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, GMO uses a combination of investment methods to identify securities that GMO believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the Fund’s investment universe or corporate behavior of an issuer. GMO also uses its multi-year return forecasts for asset classes and other groups of securities in its investment process and may adjust the Fund’s portfolio based on factors such as position size, market capitalization, and

  GMO INTERNATIONAL SMALL COMPANIES FUND

exposure to particular industries, sectors, countries, regions, or currencies. At times, the Fund may have substantial exposure to a single asset class, sector, country, or region. The factors considered and investment methods used by GMO can change over time. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.

As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of non-U.S. small companies. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in securities of small companies (see “Name Policies”). For these purposes, non-U.S. companies are companies tied economically to countries other than the United States, including both developed and emerging countries (“Non-U.S. Companies”). GMO considers “small companies” to be all Non-U.S. Companies other than (i) the largest 500 companies in developed countries based on full, non-float adjusted market capitalization and (ii) any company in an emerging country with a full, non-float adjusted market capitalization that is greater than or equal to that of the smallest excluded developed country companies. A company’s full, non-float adjusted market capitalization includes all of the company’s outstanding equities. As of May 31, 2015, the market capitalization of the outstanding common stock and other stock-related securities of the largest company included within the Fund’s definition of small companies was approximately $31.5 billion. For purposes of the Fund’s investments, the term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

  GMO INTERNATIONAL SMALL COMPANIES FUND

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by GMO. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 32.07% (2Q2009)

Lowest Quarter: – 21.36% (3Q2011)

Year-to-Date (as of 3/31/15): 4.77%

Average Annual Total Returns

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
Class III				10/14/91
Return Before Taxes	– 7.90%	9.22%	7.40%	9.28%
Return After Taxes on Distributions	– 13.09%	7.05%	4.26%	6.93%
Return After Taxes on Distributions and Sale of Fund Shares	– 0.40%	7.22%	5.93%	7.46%
MSCI EAFE Small Cap Index (Fund benchmark) (returns reflect no deductions for fees or expenses, but are net of withholding tax on dividend reinvestments)	– 4.95%	8.63%	6.04%	N/A
MSCI EAFE Small Cap + Index (Composite index)	– 4.95%	8.63%	7.16%	6.91%

  GMO INTERNATIONAL SMALL COMPANIES FUND

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Teams and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since 2013)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Asset Allocation	Sam Wilderman (since 2013)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Global Equity	Thomas Hancock (since 1998)	Co-Head, Global Equity Team, GMO.
Global Equity	David Cowan (since 2012)	Co-Head, Global Equity Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO U.S. EQUITY ALLOCATION FUND

Investment objective

High total return.

Fees and expenses

The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class IV	Class V	Class VI
Management fee	0.31%[1]	0.31%[1]	0.31%[1]	0.31%[1]
Shareholder service fee	0.15%[1]	0.10%[1]	0.085%[1]	0.055%[1]
Other expenses	0.02%	0.02%	0.02%	0.02%
Total annual operating expenses	0.48%	0.43%	0.42%	0.39%
Expense reimbursement/waiver	(0.02%)[1]	(0.02%)[1]	(0.02%)[1]	(0.02%)[1]
Total annual operating expenses after expense reimbursement/waiver	0.46%	0.41%	0.40%	0.37%

1 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class III	$47	$152	$267	$602
Class IV	$42	$136	$239	$540
Class V	$41	$133	$233	$528
Class VI	$38	$123	$217	$491

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 67% of the average value of its portfolio.

Principal investment strategies

GMO seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equities that GMO believes will provide a higher return than the S&P 500 Index.

GMO selects the securities the Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, GMO uses a combination of investment methods to identify securities that GMO believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the Fund’s investment universe or corporate behavior of an issuer. GMO also uses its multi-year return forecasts for asset classes and other groups of securities in its investment process and may adjust the Fund’s portfolio based on factors such as position size, industry and sector exposure, and market capitalization. At times, the Fund may have substantial exposure to a single sector. The factors considered and investment methods used by GMO can change over time. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark. The Fund may invest in companies of any market capitalization.

  GMO U.S. EQUITY ALLOCATION FUND

As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, the Fund may lend its portfolio securities.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through underlying funds or derivatives) at least 80% of its assets in equities tied economically to the United States (see “Name Policies”). The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Focused Investment Risk – Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

  GMO U.S. EQUITY ALLOCATION FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares*

Years Ending December 31

Highest Quarter: 11.90% (3Q2010)

Lowest Quarter: – 16.34% (4Q2008)

Year-to-Date (as of 3/31/15): 0.62%

Average Annual Total Returns*

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
Class III				9/18/85
Return Before Taxes	9.27%	13.44%	6.21%	11.26%
Return After Taxes on Distributions	5.50%	12.37%	5.27%	8.65%
Return After Taxes on Distributions and Sale of Fund Shares	8.18%	10.78%	4.96%	8.58%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69%	15.45%	7.67%	11.19%
Class IV				1/9/98
Return Before Taxes	9.42%	13.50%	6.27%	6.58%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69%	15.45%	7.67%	6.75%
Class VI				6/30/03
Return Before Taxes	9.43%	13.56%	6.31%	7.59%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69%	15.45%	7.67%	8.93%

* The Fund is the successor to GMO U.S. Core Fund, a former series of GMO Trust that had an investment objective and investment policies and restrictions substantially identical to those of the Fund. Performance of the Fund through September 16, 2005 is that of GMO U.S. Core Fund and reflects GMO U.S. Core Fund’s annual operating expenses (0.02% higher than those of the Fund). As of the date of this Prospectus, no Class V shares of the Fund or its predecessor have been outstanding since February 11, 2005. Class V shares would be invested in the same portfolio of securities as Class III shares. Annual returns would principally differ to the extent Class V shares do not have the same expenses as Class III shares.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Teams and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since 2013)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Asset Allocation	Sam Wilderman (since 2013)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Global Equity	Thomas Hancock (since 2009)	Co-Head, Global Equity Team, GMO.
Global Equity	David Cowan (since 2012)	Co-Head, Global Equity Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO EMERGING MARKETS FUND

Investment objective

Total return in excess of that of its benchmark, the S&P/IFCI Composite Index.

Fees and expenses

The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
	Class II	Class III	Class IV	Class V	Class VI
Purchase premium (as a percentage of amount invested)	0.80%	0.80%	0.80%	0.80%	0.80%
Redemption fee (as a percentage of amount redeemed)	0.80%[1]	0.80%[1]	0.80%[1]	0.80%	0.80%

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class II	Class III	Class IV	Class V	Class VI
Management fee	0.75%[2]	0.75%[2]	0.75%[2]	0.75%[2]	0.75%[2]
Shareholder service fee	0.22%[2]	0.15%[2]	0.105%[2]	0.085%[2]	0.055%[2]
Other expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Acquired fund fees and expenses (underlying fund expenses)	0.03%[3]	0.03%[3]	0.03%[3]	0.03%[3]	0.03%[3]
Total annual operating expenses	1.12%	1.05%	1.01%	0.99%	0.96%
Expense reimbursement/waiver	(0.03%)[2]	(0.01%)[2]	(0.01%)[2]	(0.04%)[2]	(0.04%)[2]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	1.09%	1.04%	1.00%	0.95%	0.92%

1 Applies only to shares acquired on or after June 1, 1995 (including shares acquired by reinvestment of dividends or other distribution). With respect to Class III shares purchased through third-party intermediaries and any shares acquired prior to March 27, 2002, the level of redemption fee charged by the Fund is 0.40%.

2 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses and state and federal registration fees. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. In addition, GMO has contractually agreed to waive the shareholder service fees charged to each class of shares of the Fund to the extent necessary to prevent the shareholder service fees paid by the class from exceeding the following amounts of the class’s average daily net assets: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% for Class IV shares, 0.05% for Class V shares, and 0.02% for Class VI shares. This reimbursement and waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

3 These indirect expenses include commissions paid to brokers by the Fund for executing transactions in unaffiliated underlying funds (“transaction fees”). Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.02 % and 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class II	$273	$521	$789	$1,556	$190	$432	$693	$1,440
Class III	$268	$502	$754	$1,479	$185	$413	$658	$1,362
Class IV	$264	$487	$729	$1,423	$181	$398	$632	$1,305
Class V	$259	$478	$715	$1,397	$176	$389	$619	$1,280
Class VI	$256	$469	$700	$1,363	$173	$379	$603	$1,245

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 94% of the average value of its portfolio.

  GMO EMERGING MARKETS FUND

Principal investment strategies

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to emerging markets. “Emerging markets” include all markets that are not treated as “developed markets” in the MSCI World Index or MSCI EAFE Index. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging markets (see “Name Policies”). In addition to investing in companies tied economically to emerging markets, the Fund may invest in companies that GMO believes are likely to benefit from growth in the emerging markets. GMO expects that the Fund will have a value bias relative to its benchmark.

GMO uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors, and equity investments based on factors including, but not limited to, valuation and macroeconomic. The process begins with country and sector allocation and then focuses on the selection of individual companies. In constructing the Fund’s portfolio, GMO weighs a number of factors, including the trade-off among forecasted returns, risk relative to the benchmark, transaction costs, and liquidity. GMO also adjusts the Fund’s portfolio for factors such as position size, market capitalization, and exposure to particular industries, sectors, countries, regions, or currencies. The factors considered and investment methods used by GMO can change over time.

As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may overweight and underweight its positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging markets, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed markets.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

  GMO EMERGING MARKETS FUND

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Focused Investment Risk – Investments focused in a limited number of countries and regions that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests (including ETFs), including the risk that those underlying funds will not perform as expected.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

  GMO EMERGING MARKETS FUND

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 31.90% (2Q2009)

Lowest Quarter: –30.50% (4Q2008)

Year-to-Date (as of 3/31/15): 0.41%

Average Annual Total Returns

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
Class IIa				11/29/96
Return Before Taxes	– 7.87%	0.10%	6.62%	8.09%
S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	– 1.12%	2.69%	9.37%	7.46%
Class III				12/9/93
Return Before Taxes	– 7.78%	0.16%	6.69%	7.67%
Return After Taxes on Distributions	– 8.30%	– 0.43%	4.80%	6.25%
Return After Taxes on Distributions and Sale of Fund Shares	– 3.62%	0.75%	6.30%	6.71%
S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	– 1.12%	2.69%	9.37%	6.25%
Class IV				1/9/98
Return Before Taxes	– 7.80%	0.20%	6.73%	9.43%
S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	– 1.12%	2.69%	9.37%	9.65%
Class Vb				8/4/03
Return Before Taxes	– 7.77%	0.25%	6.78%	11.23%
S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	– 1.12%	2.69%	9.37%	12.91%
Class VI				6/30/03
Return Before Taxes	– 7.73%	0.28%	6.81%	11.56%
S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	– 1.12%	2.69%	9.37%	13.32%

a For the period from January 9, 1998 to August 12, 2009, no Class II shares were outstanding. The returns shown in the table for that period are those of Class III shares, which have been adjusted downward to reflect Class II’s higher total annual operating expenses (Class II’s expenses during these periods were calculated by adjusting Class III’s actual total annual operating expenses during such periods upward by the current differential between “Total annual operating expenses” for Class II and Class III shares shown in the Fund’s “Annual Fund operating expenses” table).

b For the period from October 26, 2004 to February 11, 2005, no Class V shares were outstanding. The returns shown in the table for that period are those of Class IV shares, which have higher expenses.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Emerging Markets	Arjun Divecha (since the Fund’s inception)	Head, Emerging Markets Team, GMO.
Emerging Markets	Warren Chiang (since June 2015)	Portfolio Manager, Emerging Markets Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO EMERGING COUNTRIES FUND

Investment objective

Total return in excess of that of its benchmark, the S&P/IFCI Composite Index.

Fees and expenses

The table below describes the fees and expenses that you may bear if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
Class III
Management fee	0.65%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.71%
Acquired fund fees and expenses (underlying fund expenses)	0.01%[2]
Total annual operating expenses	1.52%
Expense reimbursement/waiver	(0.28%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	1.24%

1 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.35% of the Fund’s average daily net assets. “Specified Operating Expenses” means only the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 These indirect expenses include commissions paid to brokers by the Fund for executing transactions in unaffiliated underlying funds (“transaction fees”). Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were 0.01% and less than 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amount shown reflects the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class III	$126	$453	$802	$1,789

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 74% of the average value of its portfolio.

Principal investment strategies

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to emerging countries. “Emerging countries” include all countries that are not treated as “developed market countries” in the MSCI World Index or MSCI EAFE Index. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging countries (see “Name Policies”). In addition to investing in companies tied economically to emerging countries, the Fund may invest in companies that GMO believes are likely to benefit from growth in the emerging markets. GMO expects that the Fund will have a value bias relative to its benchmark. In general, the Fund typically invests in companies with larger market capitalizations than does Emerging Markets Fund.

GMO uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors, and equity investments based on factors including, but not limited to, valuation and macroeconomic. The process begins with country and sector allocation and then focuses on the selection of individual companies. In constructing the Fund’s portfolio, GMO weighs a number of factors, including the trade-off among forecasted returns, risk relative to the benchmark, transaction costs, and liquidity. GMO also adjusts the Fund’s portfolio for factors such as position size, market capitalization, and exposure to particular industries, sectors, countries, regions, or currencies. The factors considered and investment methods used by GMO can change over time.

  GMO EMERGING COUNTRIES FUND

As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may overweight and underweight its positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

  GMO EMERGING COUNTRIES FUND

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Focused Investment Risk – Investments focused in a limited number of countries and regions that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests (including ETFs), including the risk that those underlying funds will not perform as expected.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 31.14% (2Q2009)

Lowest Quarter: – 31.38% (4Q2008)

Year-to-Date (as of 3/31/15): 1.72%

Average Annual Total Returns

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
Class III				8/29/97
Return Before Taxes	– 6.59%	0.05%	6.32%	7.69%
Return After Taxes on Distributions	– 7.11%	– 0.11%	4.62%	6.31%
Return After Taxes on Distributions and Sale of Fund Shares	– 2.70%	0.46%	6.04%	6.91%
S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes)	– 1.12%	2.69%	9.37%	7.62%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Emerging Markets	Arjun Divecha (since the Fund’s inception)	Head, Emerging Markets Team, GMO.
Emerging Markets	Warren Chiang (since June 2015)	Portfolio Manager, Emerging Markets Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO EMERGING DOMESTIC OPPORTUNITIES FUND

Investment objective

Total return.

Fees and expenses

The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
	Class II	Class III	Class IV	Class V	Class VI
Purchase premium (as a percentage of amount invested)	0.80%	0.80%	0.80%	0.80%	0.80%
Redemption fee (as a percentage of amount redeemed)	0.80%	0.80%	0.80%	0.80%	0.80%

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class II	Class III	Class IV	Class V	Class VI
Management fee	0.75%[1]	0.75%[1]	0.75%[1]	0.75%[1]	0.75%[1]
Shareholder service fee	0.22%[1]	0.15%[1]	0.105%[1]	0.085%[1]	0.055%[1]
Other expenses	0.13%	0.13%	0.13%	0.13%	0.13%
Acquired fund fees and expenses (underlying fund expenses)	0.07%[2]	0.07%[2]	0.07%[2]	0.07%[2]	0.07%[2]
Total annual operating expenses	1.17%	1.10%	1.06%	1.04%	1.01%
Expense reimbursement/waiver	(0.03%)[1]	(0.03%)[1]	(0.03%)[1]	(0.03%)[1]	(0.03%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	1.14%	1.07%	1.03%	1.01%	0.98%

1 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and any portion of custody expenses that exceeds 0.10% of the Fund’s average daily net assets. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 These indirect expenses include commissions paid to brokers by the Fund for executing transactions in unaffiliated underlying funds (“transaction fees”). Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.03% and 0.04%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class II	$278	$535	$811	$1,602	$195	$446	$716	$1,486
Class III	$271	$513	$775	$1,523	$188	$424	$678	$1,407
Class IV	$267	$501	$753	$1,478	$184	$412	$657	$1,361
Class V	$265	$495	$743	$1,455	$182	$405	$647	$1,338
Class VI	$262	$485	$727	$1,421	$179	$396	$630	$1,304

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 204% of the average value of its portfolio.

Principal investment strategies

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies whose prospects are linked to the internal (“domestic”) development and growth of the world’s non-developed markets (“emerging markets”),

  GMO EMERGING DOMESTIC OPPORTUNITIES FUND

including companies that provide goods and services to emerging market consumers. “Emerging markets” include all markets that are not treated as “developed markets” in the MSCI World Index or MSCI EAFE Index.

The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments related to emerging markets (see “Name Policies”). The Fund’s investments are not limited to investments in companies located in any particular country or geographic region, and often include investments in companies located in developed markets (e.g., the United States) that are related to, or whose prospects are linked to, emerging markets. GMO does not manage the Fund to, or control the Fund’s risk relative to, any index or benchmark.

GMO primarily uses fundamental analysis to evaluate and select countries, sectors, and companies that it believes are likely to benefit from domestic growth in emerging markets. The process begins with country and sector allocation and then focuses on the selection of individual companies. In evaluating and selecting investments, GMO may consider many factors, including GMO’s assessment of a country’s and/or sector’s fundamentals or growth prospects as well as a company’s positioning relative to its competitors. In constructing the Fund’s portfolio, GMO weighs a number of factors, including the trade-off among forecasted returns, risk, transaction costs, and liquidity. The factors considered and investment methods used by GMO can change over time.

As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments related to emerging markets, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed markets.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

  GMO EMERGING DOMESTIC OPPORTUNITIES FUND

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Focused Investment Risk – The Fund’s investments in companies whose prospects are linked to the internal development and growth of emerging markets create additional risk because the performance of those companies is likely to be highly correlated.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests (including ETFs), including the risk that those underlying funds will not perform as expected.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class II shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

  GMO EMERGING DOMESTIC OPPORTUNITIES FUND

Annual Total Returns/Class II Shares

Years Ending December 31

Highest Quarter: 12.66% (1Q2012)

Lowest Quarter: – 4.53% (2Q2013)

Year-to-Date (as of 3/31/15): 3.86%

Average Annual Total Returns

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
Class II				3/24/11
Return Before Taxes	– 2.27%	N/A	N/A	4.39%
Return After Taxes on Distributions	– 2.45%	N/A	N/A	3.95%
Return After Taxes on Distributions and Sale of Fund Shares	– 0.74%	N/A	N/A	3.47%
MSCI Emerging Markets Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	– 2.19%	N/A	N/A	– 1.92%
Class III				6/29/12
Return Before Taxes	– 2.14%	N/A	N/A	6.32%
MSCI Emerging Markets Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	– 2.19%	N/A	N/A	3.27%
Class IV				5/2/12
Return Before Taxes	– 2.12%	N/A	N/A	4.18%
MSCI Emerging Markets Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	– 2.19%	N/A	N/A	– 0.18%
Class V				11/29/13
Return Before Taxes	– 2.11%	N/A	N/A	– 2.44%
MSCI Emerging Markets Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	– 2.19%	N/A	N/A	– 3.33%
Class VI				9/19/11
Return Before Taxes	– 2.07%	N/A	N/A	6.13%
MSCI Emerging Markets Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	– 2.19%	N/A	N/A	2.69%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Sub-Adviser: GMO Singapore Pte. Limited (“GMO Singapore”)

Investment Team and Senior Members of GMO and/or GMO Singapore primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Emerging Markets	Arjun Divecha (since the Fund’s inception)	Head, Emerging Markets Team, GMO.
Emerging Markets	Amit Bhartia (since the Fund’s inception)	Member, Emerging Markets Team, GMO Singapore.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO QUALITY FUND

Investment objective

Total return.

Fees and expenses

The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class IV	Class V	Class VI
Management fee	0.33%[1]	0.33%[1]	0.33%[1]	0.33%[1]
Shareholder service fee	0.15%[1]	0.105%[1]	0.085%[1]	0.055%[1]
Other expenses	0.02%	0.02%	0.02%	0.02%
Total annual operating expenses	0.50%	0.46%	0.44%	0.41%
Expense reimbursement/waiver	(0.02%)[1]	(0.02%)[1]	(0.02%)[1]	(0.02%)[1]
Total annual operating expenses after expense reimbursement/waiver	0.48%	0.44%	0.42%	0.39%

1 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class III	$49	$158	$278	$626
Class IV	$45	$143	$251	$566
Class V	$43	$137	$240	$541
Class VI	$40	$127	$223	$504

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 60% of the average value of its portfolio.

Principal investment strategies

GMO seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equities that GMO believes to be of high quality.

GMO selects the securities the Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In assessing a company’s quality, GMO may consider several factors, including, in particular, profitability, profit stability, and leverage.

In selecting securities for the Fund, GMO uses a combination of investment methods to identify securities that GMO believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information, such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the Fund’s investment universe or corporate behavior of an issuer. GMO also uses its multi-year return forecasts for asset classes and other groups of securities in its investment process and may adjust the Fund’s portfolio based on factors such as position size, market capitalization, and exposure to particular industries, sectors, countries, regions, or currencies. At times, the Fund may have substantial exposure to a single asset class, sector, country, or region. The factors considered and investment methods used by GMO can change over time. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.

  GMO QUALITY FUND

As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund is permitted to invest directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to any country in the world, including emerging countries. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Focused Investment Risk – Investments focused in a limited number of countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified. The Fund invests its assets in the securities of a limited number of issuers, and a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

  GMO QUALITY FUND

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 11.53% (3Q2010)

Lowest Quarter: – 13.13% (4Q2008)

Year-to-Date (as of 3/31/15): 0.49%

Average Annual Total Returns

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
Class III				2/6/04
Return Before Taxes	12.50%	13.24%	7.21%	6.89%
Return After Taxes on Distributions	6.63%	10.94%	5.95%	5.72%
Return After Taxes on Distributions and Sale of Fund Shares	11.17%	10.49%	5.81%	5.56%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69%	15.45%	7.67%	7.75%
Class IV				2/6/04
Return Before Taxes	12.59%	13.30%	7.25%	6.93%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69%	15.45%	7.67%	7.75%
Class V				12/8/06
Return Before Taxes	12.58%	13.32%	N/A	7.74%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69%	15.45%	N/A	7.08%
Class VI				12/8/06
Return Before Taxes	12.65%	13.35%	N/A	7.78%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69%	15.45%	N/A	7.08%

  GMO QUALITY FUND

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Global Equity	Thomas Hancock (since 2009)	Co-Head, Global Equity Team, GMO.
Global Equity	David Cowan (since 2012)	Co-Head, Global Equity Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO RESOURCES FUND

Investment objective

Total return.

Fees and expenses

The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
	Class III	Class IV	Class V	Class VI
Purchase premium (as a percentage of amount invested)	0.30%	0.30%	0.30%	0.30%
Redemption fee (as a percentage of amount redeemed)	0.30%	0.30%	0.30%	0.30%

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class IV	Class V	Class VI
Management fee	0.50%[1]	0.50%[1]	0.50%[1]	0.50%[1]
Shareholder service fee	0.15%[1]	0.10%[1]	0.085%[1]	0.055%[1]
Other expenses	0.19%	0.19%	0.19%	0.19%
Total annual operating expenses	0.84%	0.79%	0.78%	0.75%
Expense reimbursement/waiver	(0.08%)[1]	(0.09%)[1]	(0.09%)[1]	(0.09%)[1]
Total annual operating expenses after expense reimbursement/waiver	0.76%	0.70%	0.69%	0.66%

1 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets. “Specified Operating Expenses” means only the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class III	$139	$323	$523	$1,102	$107	$289	$487	$1,057
Class IV	$132	$306	$495	$1,042	$101	$273	$459	$997
Class V	$131	$303	$490	$1,030	$100	$269	$453	$985
Class VI	$128	$294	$474	$995	$97	$260	$437	$949

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 126% of the average value of its portfolio.

Principal investment strategies

GMO seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equities that GMO believes will provide a higher return than the MSCI ACWI Commodity Producers Index.

GMO selects the securities the Fund should buy or sell based on its evaluation of companies’ published financial information and corporate behavior, securities’ prices, equity and bond markets, and the overall economy.

In selecting securities for the Fund, GMO uses a combination of investment methods to identify securities that GMO believes have positive return potential relative to other securities in the Fund’s investment universe. Some of these methods evaluate individual securities or groups of securities based on the ratio of their price to historical financial information and forecasted financial information,

  GMO RESOURCES FUND

such as book value, cash flow and earnings, and a comparison of these ratios to industry or market averages or to their own history. Other methods focus on patterns of information, such as price movement or volatility of a security or groups of securities relative to the Fund’s investment universe or corporate behavior of an issuer. GMO also uses its multi-year return forecasts for asset classes and other groups of securities in its investment process and may adjust the Fund’s portfolio based on factors such as position size, market capitalization, and exposure to particular industries, sectors, countries, or regions. At times, the Fund may have substantial exposure to a single asset class, sector, country, or region. The factors considered and investment methods used by GMO can change over time. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark. The Fund may invest in companies of any market capitalization.

As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include futures, options, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund has a fundamental policy to concentrate its investments in the natural resources sector, and, under normal market conditions, the Fund invests at least 80% of its assets in the securities of companies in that sector. The Fund considers the “natural resources sector” to include companies that own, produce, refine, process, transport, and market natural resources and companies that provide related equipment, infrastructure, and services. The sector includes, for example, the following industries: integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services and technology, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, water, alternative energy sources, and environmental services. The Fund is permitted to invest directly and indirectly (e.g., through underlying funds or derivatives) in securities of companies tied economically to any country in the world, including emerging countries. In addition to its investments in companies in the natural resources sector, the Fund also may invest up to 20% of its net assets in securities of any type of company.

The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Focused Investment Risk – By concentrating its investments in the natural resources sector, the Fund is particularly exposed to adverse developments, including adverse price movements, affecting issuers in that sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the market prices of securities of companies in the natural resources sector may be more volatile than securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry-wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over supplies or for the products they sell and that can affect their profitability. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, the natural resources sector can be especially affected by events relating to international political and economic developments, government regulations, energy conservation, and the success of exploration projects. Because the Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

•

Commodities Risk – Commodities prices can be extremely volatile, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate more than if the Fund had a broader range of investments.

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the

  GMO RESOURCES FUND

models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

  GMO RESOURCES FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the MSCI ACWI and the MSCI ACWI Commodity Producers Index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 12.84% (3Q2013)

Lowest Quarter: – 18.94% (4Q2014)

Year-to-Date (as of 3/31/15): – 0.96%

Average Annual Total Returns

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
Class III				12/28/11
Return Before Taxes	– 17.84%	N/A	N/A	– 1.64%
Return After Taxes on Distributions	– 20.95%	N/A	N/A	– 3.28%
Return After Taxes on Distributions and Sale of Fund Shares	– 7.99%	N/A	N/A	– 1.28%
MSCI ACWI Commodity Producers Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	– 14.69%	N/A	N/A	– 3.06%
MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	4.16%	N/A	N/A	14.48%
Class IV				3/2/13
Return Before Taxes	– 17.80%	N/A	N/A	– 7.43%
MSCI ACWI Commodity Producers Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	– 14.69%	N/A	N/A	– 6.12%
MSCI ACWI (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	4.16%	N/A	N/A	10.95%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Teams and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Asset Allocation	Sam Wilderman (since 2012)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Global Equity	Thomas Hancock (since the Fund’s inception)	Co-Head, Global Equity Team, GMO.
Global Equity	David Cowan (since 2012)	Co-Head, Global Equity Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO BENCHMARK-FREE BOND FUND

Investment objective

Total return in excess of the Citigroup 3-Month Treasury Bill Index.

Fees and expenses

The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class IV	Class V	Class VI
Management fee	0.50%[1]	0.50%[1]	0.50%[1]	0.50%[1]
Shareholder service fee	0.15%[1]	0.10%[1]	0.085%[1]	0.055%[1]
Other expenses	4.95%[2,3]	4.95%[2,3]	4.95%[2,3]	4.95%[2,3]
Acquired fund fees and expenses (underlying fund expenses)	0.17%[4]	0.17%[4]	0.17%[4]	0.17%[4]
Total annual operating expenses	5.77%[2]	5.72%[2]	5.71%[2]	5.68%[2]
Expense reimbursement/waiver	(4.80)%[1,2]	(4.80)%[1,2]	(4.80)%[1,2]	(4.80)%[1,2]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.97%[2]	0.92%[2]	0.91%[2]	0.88%[2]

1 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.05% of the Fund’s average daily net assets. “Specified Operating Expenses” means only the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 The amounts represent an estimate of the Fund’s operating expenses for the current fiscal year.

3 The amount includes interest expense incurred by the Fund as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any. “Other expenses” (before addition of interest expense) and interest expense were approximately 4.94% and 0.01%, respectively.

4 The amounts represent an estimate based on the acquired fund fees and expenses incurred during the Fund’s initial fiscal period. These estimated indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees are estimated to be approximately 0.08%, less than 0.01%, and 0.09%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class III	$575	$1,711
Class IV	$570	$1,698
Class V	$569	$1,695
Class VI	$566	$1,687

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s initial fiscal period (from November 18, 2014 to February 28, 2015), the Fund’s portfolio turnover rate (excluding short-term investments) was 8% of the average value of its portfolio.

Principal investment strategies

GMO seeks to achieve the Fund’s investment objective by investing in a portfolio of fixed income instruments of varying maturities, which may be represented by bonds, forwards or derivatives such as options, futures contracts, or swap agreements. GMO uses a variety of fundamental and quantitative processes to manage the Fund. GMO evaluates the relative attractiveness of particular markets and instruments using various fixed income risk premium measures, which typically include exposure to term structure, foreign exchange, volatility, credit, liquidity and other risks. GMO seeks annual returns of 3-5% (net of fees) above the Citigroup 3-Month Treasury Bill Index, with annualized volatility of 4-8%, over a complete market cycle. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.

  GMO BENCHMARK-FREE BOND FUND

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments on future dates of principal, interest (whether fixed or variable) or both and (ii) synthetic debt instruments created by GMO by using derivatives (e.g., a futures contract, swap contract, currency forward, or option). The Fund is permitted to invest in bonds of any kind (e.g., bonds of any maturity, duration, or credit quality).

The Fund may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds in which the Fund may invest include, but are not limited to:

•

investment grade bonds denominated in various currencies, including bonds issued by the U.S. and non-U.S. governments and their respective agencies or instrumentalities (whether or not guaranteed or insured by those governments), corporations and municipalities (taxable and tax-exempt);

•	below investment grade bonds (commonly referred to as “junk bonds”);

•

inflation-indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and non-U.S. governments and their respective agencies or instrumentalities (whether or not guaranteed or insured by those governments) and inflation-indexed bonds issued by corporations;

•	bonds issued in emerging countries (including sovereign debt and below investment grade bonds);

•	asset-backed securities, including mortgage related and mortgage-backed securities;

•	pooled investment vehicles, including both vehicles managed by GMO and vehicles unaffiliated with GMO; and

•	commodities.

From time to time, the Fund may have some direct or indirect exposure to equities.

The Fund also may invest in exchange-traded and over-the-counter (OTC) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (such as credit default swaps, swaps on securities and securities indices, total return swaps, interest rate swaps, currency swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, correlation swaps, and other types of swaps), interest rate options and other types of derivatives. The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund typically has gross investment exposures in excess of its net assets (i.e., the Fund typically is leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund may gain exposure to the investments described above by investing in shares of other GMO Funds (collectively, the “underlying Funds”), including Debt Opportunities Fund (to provide exposure to global credit (particularly, asset-backed) markets), Emerging Country Debt Fund (to provide exposure to emerging country debt securities), GMO High Quality Short-Duration Bond Fund (“High Quality Fund”) (to seek a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments), and GMO World Opportunity Overlay Fund (“Overlay Fund”) (to gain exposure to global interest rate, currency, and credit markets). Each of High Quality Fund and Overlay Fund is a GMO Fund not offered by this Prospectus. The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.

GMO does not seek to maintain a specified interest rate duration for the Fund, and the Fund’s interest rate duration will change depending on the Fund’s investments and GMO’s assessment of different sectors of the bond market. The Fund’s interest rate duration may be positive or negative.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. An investment in the Fund is subject to different risks, and greater overall risk, than an investment in the underlying components of the Citigroup 3-Month Treasury Bill Index. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not

  GMO BENCHMARK-FREE BOND FUND

necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•

Commodities Risk – Commodities prices can be extremely volatile, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

  GMO BENCHMARK-FREE BOND FUND

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those underlying Funds will not perform as expected.

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Merger Arbitrage Risk – If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction, and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market prices of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric – the losses in failed transactions often far exceeding the gains in successful transactions. Merger arbitrage strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

Performance

Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Developed Fixed Income	Ben Inker (since November 2014)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Developed Fixed Income	Sam Wilderman (since November 2014)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Developed Fixed Income	Michael Emanuel (since February 2015)	Portfolio Manager, Developed Fixed Income Team, GMO.
Developed Fixed Income	Greg Jones (since February 2015)	Portfolio Manager, Developed Fixed Income Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO GLOBAL BOND FUND

Investment objective

Total return in excess of that of its benchmark, the J.P. Morgan GBI Global.

Fees and expenses

The table below describes the fees and expenses that you may bear if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
Class III
Management fee	0.19%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.22%[2]
Acquired fund fees and expenses (underlying fund expenses)	0.13%[3]
Total annual operating expenses	0.69%
Expense reimbursement/waiver	(0.22%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.47%

1 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.06% of the Fund’s average daily net assets. “Specified Operating Expenses” means only the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 The amount includes interest expense incurred by the Fund as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any. “Other expenses” (before addition of interest expense) and interest expense were approximately 0.22% and less than 0.01%, respectively.

3 These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were approximately 0.07%, 0.01%, and 0.05%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amount shown reflects the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class III	$48	$205	$376	$871

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 84% of the average value of its portfolio.

Principal investment strategies

The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by making investments that may not track its benchmark. These investments principally include global interest rate and currency derivatives and indirect (through other GMO Funds) and direct credit investments in asset-backed, government and emerging country debt securities, and can cause the Fund’s performance to differ significantly from that of its benchmark. The Fund typically has substantial direct and indirect investment exposure to the countries (e.g., Japan) and regions (e.g., Eurozone) that represent a significant portion of the Fund’s benchmark.

In deciding what investments to make in global interest rate and currency markets and the size of those investments, GMO considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). GMO evaluates the relative attractiveness of particular markets and instruments using various fixed income risk premium measures, which typically include exposure to term structure, foreign exchange, volatility, credit, liquidity and other risks. GMO also may consider the relative attractiveness of yield curve and duration positions in these markets.

  GMO GLOBAL BOND FUND

In making decisions regarding credit investments, GMO uses fundamental investment techniques to assess the expected performance of each investment relative to the Fund’s benchmark.

The factors considered and investment methods used by GMO can change over time.

In pursuing its investment program, the Fund may make investments in:

•

derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, and swap contracts, such as credit default swaps, swaps on securities and securities indices, total return swaps, interest rate swaps, currency swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, correlation swaps, and other types of swaps (to generate a return comparable to the Fund’s benchmark and to generate return in global interest rate, currency, and credit markets);

•

non-U.S. bonds and other bonds denominated in various currencies, including non-U.S. and U.S. government bonds, asset-backed securities issued by non-U.S. governments and U.S. government agencies (whether or not guaranteed or insured by those governments), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

•	shares of Debt Opportunities Fund (to provide exposure to global credit (particularly, asset-backed) markets);

•	shares of GMO World Opportunity Overlay Fund, a GMO Fund not offered by this Prospectus (“Overlay Fund”) (to provide exposure to the global interest rate, currency, and credit markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities);

•

shares of GMO High Quality Short-Duration Bond Fund, a GMO Fund not offered by this Prospectus (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments); and

•	shares of U.S. Treasury Fund and money market funds unaffiliated with GMO.

As a result primarily of its investment in shares of Debt Opportunities Fund, Overlay Fund, and ECDF, the Fund has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade (below investment grade debt investments are sometimes referred to as “junk bonds,” although this term is not generally used to refer to emerging country debt securities).

GMO normally seeks to maintain the Fund’s estimated interest rate duration within 2 years of the benchmark’s duration (approximately 7.4 years as of 5/31/15). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Bond Funds – Duration.”

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments on future dates of principal, interest (whether fixed or variable) or both and (ii) synthetic debt instruments created by GMO by using derivatives (e.g., a futures contract, swap contract, currency forward, or option).

From time to time, the Fund may have some direct or indirect exposure to equities.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund typically has gross investment exposures in excess of its net assets (i.e., the Fund typically is leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

  GMO GLOBAL BOND FUND

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated, such as the Fund’s investments in non-U.S. government bonds and asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans, and home equity loans), are subject to greater overall risk than investments that are more diversified.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

  GMO GLOBAL BOND FUND

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 11.84% (3Q2009)

Lowest Quarter: – 12.70% (4Q2008)

Year-to-Date (as of 3/31/15): – 2.55%

Average Annual Total Returns

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
Class III				12/28/95
Return Before Taxes	4.59%	6.42%	3.85%	5.84%
Return After Taxes on Distributions	4.54%	5.29%	2.28%	3.50%
Return After Taxes on Distributions and Sale of Fund Shares	2.60%	4.58%	2.35%	3.58%
J.P. Morgan GBI Global (reflects no deduction for fees, expenses, or taxes)	0.67%	2.13%	3.36%	4.86%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Developed Fixed Income	Ben Inker (since November 2014)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Developed Fixed Income	Sam Wilderman (since November 2014)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Developed Fixed Income	Michael Emanuel (since February 2015)	Portfolio Manager, Developed Fixed Income Team, GMO.
Developed Fixed Income	Greg Jones (since February 2015)	Portfolio Manager, Developed Fixed Income Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO INTERNATIONAL BOND FUND

Investment objective

Total return in excess of that of its benchmark, the J.P. Morgan GBI Global ex U.S.

Fees and expenses

The table below describes the fees and expenses that you may bear if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
Class III
Management fee	0.25%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.33%[2]
Acquired fund fees and expenses (underlying fund expenses)	0.11%[3]
Total annual operating expenses	0.84%
Expense reimbursement/waiver	(0.39%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.45%

1 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 The amount includes interest expense incurred by the Fund as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any. “Other expenses” (before addition of interest expense) and interest expense were approximately 0.33% and less than 0.01%, respectively.

3 These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were approximately 0.07%, 0.01% and 0.03%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amount shown reflects the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class III	$46	$238	$445	$1,045

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 115% of the average value of its portfolio.

Principal investment strategies

The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by making investments that may not track its benchmark. These investments principally include global interest rate and currency derivatives and indirect (through other GMO Funds) and direct credit investments in asset-backed, government and emerging country debt securities, and can cause the Fund’s performance to differ significantly from that of its benchmark. The Fund typically has substantial direct and indirect investment exposure to the countries (e.g., Japan) and regions (e.g., Eurozone) that represent a significant portion of the Fund’s benchmark.

In deciding what investments to make in global interest rate and currency markets and the size of those investments, GMO considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). GMO evaluates the relative attractiveness of particular markets and instruments using various fixed income risk premium measures, which typically include exposure to term structure, foreign exchange, volatility, credit, liquidity and other risks. GMO also may consider the relative attractiveness of yield curve and duration positions in these markets.

  GMO INTERNATIONAL BOND FUND

In making decisions regarding credit investments, GMO uses fundamental investment techniques to assess the expected performance of each investment relative to the Fund’s benchmark.

The factors considered and investment methods used by GMO can change over time.

In pursuing its investment program, the Fund may make investments in:

•

derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, and swap contracts, such as credit default swaps, swaps on securities and securities indices, total return swaps, interest rate swaps, currency swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, correlation swaps, and other types of swaps (to generate a return comparable to the Fund’s benchmark and to generate return in global interest rate, currency, and credit markets);

•

non-U.S. bonds and other bonds denominated in various currencies, including non-U.S. and U.S. government bonds, asset-backed securities issued by non-U.S. governments and U.S. government agencies (whether or not guaranteed or insured by those governments), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

•	shares of Debt Opportunities Fund (to provide exposure to global credit (particularly, asset-backed) markets);

•	shares of GMO World Opportunity Overlay Fund, a GMO Fund not offered by this Prospectus (“Overlay Fund”) (to provide exposure to the global interest rate, currency, and credit markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities);

•

shares of GMO High Quality Short-Duration Bond Fund, a GMO Fund not offered by this Prospectus (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments); and

•	shares of U.S. Treasury Fund and money market funds unaffiliated with GMO.

As a result primarily of its investment in shares of Debt Opportunities Fund, Overlay Fund, and ECDF, the Fund has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade (below investment grade debt investments are sometimes referred to as “junk bonds,” although this term is not generally used to refer to emerging country debt securities).

GMO normally seeks to maintain the Fund’s estimated interest rate duration within 2 years of the benchmark’s duration (approximately 8.2 years as of 5/31/15). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Bond Funds — Duration.”

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments on future dates of principal, interest (whether fixed or variable) or both and (ii) synthetic debt instruments created by GMO by using derivatives (e.g., a futures contract, swap contract, currency forward, or option).

From time to time, the Fund may have some direct or indirect exposure to equities.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund typically has gross investment exposures in excess of its net assets (i.e., the Fund typically is leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

  GMO INTERNATIONAL BOND FUND

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated, such as the Fund’s investments in non-U.S. government bonds and asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans, and home equity loans), are subject to greater overall risk than investments that are more diversified.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

  GMO INTERNATIONAL BOND FUND

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 12.33% (3Q2009)

Lowest Quarter: – 12.23% (4Q2008)

Year-to-Date (as of 3/31/15): – 4.70%

Average Annual Total Returns

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
Class III				12/22/93
Return Before Taxes	1.30%	5.47%	3.04%	6.37%
Return After Taxes on Distributions	1.30%	4.16%	0.53%	3.49%
Return After Taxes on Distributions and Sale of Fund Shares	0.74%	4.11%	0.47%	3.48%
J.P. Morgan GBI Global ex U.S. (reflects no deduction for fees, expenses, or taxes)	– 2.53%	1.08%	2.80%	5.10%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Developed Fixed Income	Ben Inker (since November 2014)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Developed Fixed Income	Sam Wilderman (since November 2014)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Developed Fixed Income	Michael Emanuel (since February 2015)	Portfolio Manager, Developed Fixed Income Team, GMO.
Developed Fixed Income	Greg Jones (since February 2015)	Portfolio Manager, Developed Fixed Income Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO CURRENCY HEDGED INTERNATIONAL BOND FUND

Investment objective

Total return in excess of that of its benchmark, the J.P. Morgan GBI Global ex Japan ex U.S. (Hedged).

Fees and expenses

The table below describes the fees and expenses that you may bear if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
Class III
Management fee	0.25%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.22%[2]
Acquired fund fees and expenses (underlying fund expenses)	0.09%[3]
Total annual operating expenses	0.71%
Expense reimbursement/waiver	(0.27%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.44%

1 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 The amount includes interest expense incurred by the Fund as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any. “Other expenses” (before addition of interest expense) and interest expense were approximately 0.22% and less than 0.01%, respectively.

3 These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were approximately 0.06%, 0.01% and 0.02%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amount shown reflects the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class III	$45	$209	$386	$901

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 117% of the average value of its portfolio.

Principal investment strategies

The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by making investments that may not track its benchmark. These investments principally include global interest rate and currency derivatives and indirect (through other GMO Funds) and direct credit investments in asset-backed, government and emerging country debt securities, and can cause the Fund’s performance to differ significantly from that of its benchmark. The Fund typically has substantial direct and indirect investment exposure to the countries (e.g., United Kingdom) and regions (e.g., Eurozone) that represent a significant portion of the Fund’s benchmark.

In deciding what investments to make in global interest rate and currency markets and the size of those investments, GMO considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). GMO evaluates the relative attractiveness of particular markets and instruments using various fixed income risk premium measures, which typically include exposure to term structure, foreign exchange, volatility, credit, liquidity and other risks. GMO also may consider the relative attractiveness of yield curve and duration positions in these markets.

In making decisions regarding credit investments, GMO uses fundamental investment techniques to assess the expected performance of each investment relative to the Fund’s benchmark.

  GMO CURRENCY HEDGED INTERNATIONAL BOND FUND

The factors considered and investment methods used by GMO can change over time.

In pursuing its investment program, the Fund may make investments in:

•

derivatives, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, and swap contracts, such as credit default swaps, swaps on securities and securities indices, total return swaps, interest rate swaps, currency swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, correlation swaps, and other types of swaps (to generate a return comparable to the Fund’s benchmark and to generate return in global interest rate, currency, and credit markets);

•

bonds denominated in various currencies, including non-U.S. and U.S. government bonds, asset-backed securities issued by non-U.S. governments and U.S. government agencies (whether or not guaranteed or insured by those governments), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

•	shares of Debt Opportunities Fund (to provide exposure to global credit (particularly, asset-backed) markets);

•	shares of GMO World Opportunity Overlay Fund, a GMO Fund not offered by this Prospectus (“Overlay Fund”) (to provide exposure to the global interest rate, currency, and credit markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities);

•

shares of GMO High Quality Short-Duration Bond Fund, a GMO Fund not offered by this Prospectus (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments); and

•	shares of U.S. Treasury Fund and money market funds unaffiliated with GMO.

The Fund generally attempts to hedge at least 75% of its net foreign currency exposure into U.S. dollars.

As a result primarily of its investment in shares of Debt Opportunities Fund, Overlay Fund, and ECDF, the Fund has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade (below investment grade debt investments are sometimes referred to as “junk bonds,” although this term is not generally used to refer to emerging country debt securities).

GMO normally seeks to maintain the Fund’s estimated interest rate duration within 2 years of the benchmark’s duration (approximately 7.9 years as of 5/31/15). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Bond Funds – Duration.”

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments on future dates of principal, interest (whether fixed or variable) or both and (ii) synthetic debt instruments created by GMO by using derivatives (e.g., a futures contract, swap contract, currency forward, or option).

From time to time, the Fund may have some direct or indirect exposure to equities.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund typically has gross investment exposures in excess of its net assets (i.e., the Fund typically is leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

  GMO CURRENCY HEDGED INTERNATIONAL BOND FUND

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated, such as the Fund’s investments in non-U.S. government bonds and asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans, and home equity loans), are subject to greater overall risk than investments that are more diversified.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of

  GMO CURRENCY HEDGED INTERNATIONAL BOND FUND

current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by GMO. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 8.23% (3Q2009)

Lowest Quarter: – 11.09% (4Q2008)

Year-to-Date (as of 3/31/15): 3.15%

Average Annual Total Returns

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
Class III				9/30/94
Return Before Taxes	16.59%	9.41%	5.44%	8.18%
Return After Taxes on Distributions	14.09%	7.56%	3.54%	5.08%
Return After Taxes on Distributions and Sale of Fund Shares	9.38%	6.61%	3.44%	5.08%
J.P. Morgan GBI Global ex Japan ex U.S. (Hedged) (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	13.10%	6.24%	5.49%	7.02%
J.P. Morgan GBI Global ex Japan ex U.S. (Hedged) + (Composite index)	13.10%	6.24%	5.49%	7.07%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Developed Fixed Income	Ben Inker (since November 2014)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Developed Fixed Income	Sam Wilderman (since November 2014)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Developed Fixed Income	Michael Emanuel (since February 2015)	Portfolio Manager, Developed Fixed Income Team, GMO.
Developed Fixed Income	Greg Jones (since February 2015)	Portfolio Manager, Developed Fixed Income Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO CORE PLUS BOND FUND

Investment objective

Total return in excess of that of its benchmark, the Barclays U.S. Aggregate Index.

Fees and expenses

The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class IV
Management fee	0.25%[1]	0.25%[1]
Shareholder service fee	0.15%[1]	0.10%[1]
Other expenses	0.13%[2]	0.13%[2]
Acquired fund fees and expenses (underlying fund expenses)	0.07%[3]	0.07%[3]
Total annual operating expenses	0.60%	0.55%
Expense reimbursement/waiver	(0.15%)[1]	(0.15%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.45%	0.40%

1 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 The amount includes interest expense incurred by the Fund as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any. “Other expenses” (before addition of interest expense) and interest expense were approximately 0.12% and less than 0.01%, respectively.

3 These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were approximately 0.04%, 0.01% and 0.02%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class III	$46	$184	$333	$769
Class IV	$41	$168	$306	$709

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 128% of the average value of its portfolio.

Principal investment strategies

The Fund’s investment program has two principal components. One component seeks to replicate the Fund’s benchmark. The second component seeks to add value relative to the Fund’s benchmark by making investments that do not track its benchmark. These investments principally include global interest rate and currency derivatives and indirect (through other GMO Funds) and direct credit investments in asset-backed, government and emerging country debt securities, and can cause the Fund’s performance to differ significantly from that of its benchmark.

In deciding what investments to make in global interest rate and currency markets and the size of those investments, GMO considers fundamental factors (e.g., inflation and current account positions) as well as price-based factors (e.g., interest and exchange rates). GMO evaluates the relative attractiveness of particular markets and instruments using various fixed income risk premium measures, which typically include exposure to term structure, foreign exchange, volatility, credit, liquidity and other risks. GMO also may consider the relative attractiveness of yield curve and duration positions in these markets.

  GMO CORE PLUS BOND FUND

In making decisions regarding credit investments, GMO uses fundamental investment techniques to assess the expected performance of each investment relative to the Fund’s benchmark.

The factors considered and investment methods used by GMO can change over time.

In pursuing its investment program, the Fund may make investments in:

•

derivatives and short sales, including without limitation, futures contracts, currency options, interest rate options, currency forwards, reverse repurchase agreements, and swap contracts, such as credit default swaps, swaps on securities and securities indices, total return swaps, interest rate swaps, currency swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, correlation swaps, and other types of swaps (to generate a return comparable to the Fund’s benchmark and to generate return in global interest rate, currency, and credit markets);

•

bonds denominated in various currencies, including non-U.S. and U.S. government bonds, asset-backed securities issued by non-U.S. governments and U.S. government agencies (whether or not guaranteed or insured by those governments), corporate bonds, and mortgage-backed and other asset-backed securities issued by private issuers;

•	shares of Debt Opportunities Fund (to provide exposure to global credit (particularly, asset-backed) markets);

•	shares of GMO World Opportunity Overlay Fund, a GMO Fund not offered by this Prospectus (“Overlay Fund”) (to provide exposure to the global interest rate, currency, and credit markets);

•	shares of Emerging Country Debt Fund (“ECDF”) (to provide exposure to emerging country debt securities);

•

shares of GMO High Quality Short-Duration Bond Fund, a GMO Fund not offered by this Prospectus (to seek to generate a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments); and

•	shares of U.S. Treasury Fund and money market funds unaffiliated with GMO.

As a result primarily of its investment in shares of Debt Opportunities Fund, Overlay Fund, and ECDF, the Fund has and is expected to continue to have material exposure to U.S. asset-backed and emerging country debt securities that are below investment grade (below investment grade debt investments are sometimes referred to as “junk bonds,” although this term is not generally used to refer to emerging country debt securities).

GMO normally seeks to maintain the Fund’s estimated interest rate duration within 2 years of the benchmark’s duration (approximately 5.5 years as of 5/31/15). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Bond Funds – Duration.”

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments on future dates of principal, interest (whether fixed or variable) or both and (ii) synthetic debt instruments created by GMO by using derivatives (e.g., a futures contract, swap contract, currency forward, or option).

From time to time, the Fund may have some direct or indirect exposure to equities.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund typically has gross investment exposures in excess of its net assets (i.e., the Fund typically is leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow

  GMO CORE PLUS BOND FUND

generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated, such as the Fund’s investments in non-U.S. government bonds and asset-backed securities secured by different types of consumer debt (e.g., credit-card receivables, automobile loans, and home equity loans), are subject to greater overall risk than investments that are more diversified.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

  GMO CORE PLUS BOND FUND

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 9.12% (3Q2009)

Lowest Quarter: – 15.24% (4Q2008)

Year-to-Date (as of 3/31/15): 0.53%

Average Annual Total Returns

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
Class III				4/30/97
Return Before Taxes	9.54%	8.32%	4.66%	5.96%
Return After Taxes on Distributions	7.61%	6.12%	1.94%	3.26%
Return After Taxes on Distributions and Sale of Fund Shares	5.39%	5.61%	2.43%	3.52%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	5.97%	4.45%	4.71%	5.76%
Class IV				7/26/05
Return Before Taxes	9.47%	8.36%	N/A	4.78%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	5.97%	4.45%	N/A	4.81%

  GMO CORE PLUS BOND FUND

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Developed Fixed Income	Ben Inker (since November 2014)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Developed Fixed Income	Sam Wilderman (since November 2014)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Developed Fixed Income	Michael Emanuel (since February 2015)	Portfolio Manager, Developed Fixed Income Team, GMO.
Developed Fixed Income	Greg Jones (since February 2015)	Portfolio Manager, Developed Fixed Income Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO EMERGING COUNTRY DEBT FUND

Investment objective

Total return in excess of that of its benchmark, the J.P. Morgan EMBI Global.

Fees and expenses

The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
	Class III	Class IV
Purchase premium (as a percentage of amount invested)	0.50%	0.50%
Redemption fee (as a percentage of amount redeemed)	0.50%	0.50%

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class IV
Management fee	0.35%[1]	0.35%[1]
Shareholder service fee	0.15%[1]	0.10%[1]
Other expenses	0.06%	0.06%
Total annual operating expenses	0.56%	0.51%
Expense waiver	(0.00%)[1]	(0.00%)[1]
Total annual operating expenses after expense waiver	0.56%	0.51%

1 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. This waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees. During the Fund’s most recent fiscal year, the impact of this waiver was less than 0.01%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class III	$159	$287	$428	$836	$107	$231	$366	$759
Class IV	$154	$272	$400	$776	$102	$215	$338	$698

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 18% of the average value of its portfolio.

Principal investment strategies

The Fund invests primarily in debt of emerging countries that is issued by a sovereign or its instrumentalities and that usually is denominated in U.S. dollars, Euros, Japanese yen, Swiss francs or British pounds sterling. Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments tied economically to emerging countries (see “Name Policies”). The term “emerging countries” means the world’s less developed countries. In general, the Fund considers “emerging countries” to be the countries included in the Fund’s benchmark, as well as other countries with similar national domestic products or default histories.

The Fund typically gains its investment exposure by purchasing debt investments or by using derivatives, typically credit default swaps. The Fund may invest in debt instruments of all credit qualities, including securities that are in default. (These may include below investment grade debt investments, which are sometimes referred to as “junk bonds,” although this term is not generally used to refer to emerging country debt securities.) Generally, at least 75% of the Fund’s assets are denominated in, or hedged into, U.S. dollars. The Fund’s performance is likely to be more volatile than that of its benchmark.

  GMO EMERGING COUNTRY DEBT FUND

GMO relies principally on a bottom-up approach in selecting investments, using fundamental analytical techniques. GMO also considers its outlook for a country in making investment decisions. The factors considered and investment methods used by GMO can change over time.

In pursuing its investment objective, the Fund typically invests in exchange-traded and over-the-counter (OTC) derivatives, including options, swap contracts (in addition to credit default swaps), currency forwards (including currency forwards on currencies of the developed markets), reverse repurchase agreements and futures. The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund typically has gross investment exposures in excess of its net assets (i.e., the Fund typically is leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.

GMO normally seeks to maintain an interest rate duration for the Fund that is similar to that of its benchmark (approximately 7 years as of 5/31/15). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Bond Funds – Duration.”

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of emerging country sovereign and quasi-sovereign debt instruments can decline due to market uncertainty about their credit quality and the reliability of their payment streams.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. In addition, investments in emerging country sovereign debt involve a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of default. Investments in quasi-sovereign debt are also subject to the risk that the issuer will default independently of its sovereign. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

  GMO EMERGING COUNTRY DEBT FUND

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Focused Investment Risk – Investments focused in a limited number of countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

  GMO EMERGING COUNTRY DEBT FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Fund’s benchmark (which is a broad-based index) and a composite index computed by GMO. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 20.29% (3Q2009)

Lowest Quarter: – 23.39% (4Q2008)

Year-to-Date (as of 3/31/15): 1.71%

Average Annual Total Returns

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
Class III				4/19/94
Return Before Taxes	4.92%	12.16%	9.95%	15.46%
Return After Taxes on Distributions	1.05%	8.41%	6.06%	9.89%
Return After Taxes on Distributions and Sale of Fund Shares	2.81%	8.00%	6.27%	9.95%
J.P. Morgan EMBI Global (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	5.53%	7.27%	7.68%	10.90%
J.P. Morgan EMBI Global + (Composite index)	5.53%	7.27%	7.68%	10.82%
Class IV				1/9/98
Return Before Taxes	5.07%	12.23%	10.01%	11.97%
J.P. Morgan EMBI Global (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)	5.53%	7.27%	7.68%	9.03%
J.P. Morgan EMBI Global + (Composite index)	5.53%	7.27%	7.68%	8.94%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Member of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Emerging Country Debt	Thomas Cooper (since the Fund’s inception)	Head, Emerging Country Debt Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO DEBT OPPORTUNITIES FUND

Investment objective

Positive total return.

Fees and expenses

The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
	Class III	Class VI
Purchase premium (as a percentage of amount invested)	0.40%	0.40%
Redemption fee (as a percentage of amount redeemed)	0.40%	0.40%

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class VI
Management fee	0.25%[1]	0.25%[1]
Shareholder service fee	0.15%[1]	0.055%[1]
Other expenses	0.03%	0.03%
Total annual operating expenses	0.43%	0.34%
Expense reimbursement/waiver	(0.03%)[1]	(0.03%)[1]
Total annual operating expenses after expense reimbursement/waiver	0.40%	0.31%

1 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class III	$122	$222	$331	$651	$81	$177	$282	$588
Class VI	$113	$192	$277	$529	$72	$146	$227	$466

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 37% of the average value of its portfolio.

Principal investment strategies

The Fund invests primarily in debt investments (including both direct and indirect investments) and is not restricted in its exposure to any type of debt investment. The Fund may invest in securities of any credit quality and has no limit on how much it may invest in below investment grade securities (commonly referred to as “junk bonds”). The Fund’s debt investments may include all types of interest rate, payment, and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features.

The Fund may invest in debt investments issued by a wide range of U.S. and non-U.S. private issuers and by federal, state, local, and non-U.S. governments (whether or not guaranteed or insured by those governments). The Fund may invest in asset-backed securities (including, but not limited to, securities backed by pools of residential and commercial mortgages (including sub-prime mortgages), credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations), corporate debt securities, money market instruments, and commercial paper. As of the date of this Prospectus, the Fund has invested a substantial portion of its assets in asset-backed securities, many of which are below investment grade.

  GMO DEBT OPPORTUNITIES FUND

In selecting debt investments for the Fund’s portfolio, GMO uses analytical techniques to evaluate the relative attractiveness of particular sectors and securities. The factors considered and investment methods used by GMO can change over time.

The Fund does not maintain a specified interest rate duration for its portfolio.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments (see “Name Policies”).

From time to time, the Fund may have some direct or indirect exposure to equities.

The Fund also may invest in exchange-traded and over-the-counter (OTC) derivatives, including swap contracts (such as credit default swaps, swaps on securities and securities indices, total return swaps, interest rate swaps, currency swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, correlation swaps, and other types of swaps), reverse repurchase agreements, and repurchase agreements. The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.

The Fund may, but is not required to, hedge part or all of its net foreign currency exposure into U.S. dollars.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. An investment in the Fund is subject to different risks, and greater overall risk, than an investment in the underlying components of the Fund’s benchmark. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•

Focused Investment Risk – Investments focused in a limited number of countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

  GMO DEBT OPPORTUNITIES FUND

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

  GMO DEBT OPPORTUNITIES FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class VI Shares*

Years Ending December 31

Highest Quarter: 4.69% (3Q2012)

Lowest Quarter: 0.11% (2Q2013)

Year-to-Date (as of 3/31/15): 0.65%

Average Annual Total Returns*

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
Class VI				10/3/11
Return Before Taxes	3.62%	N/A	N/A	6.43%
Return After Taxes on Distributions	2.79%	N/A	N/A	5.04%
Return After Taxes on Distributions and Sale of Fund Shares	2.08%	N/A	N/A	4.58%
J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes)	0.35%	N/A	N/A	0.53%

* The Fund is the accounting and performance successor to GMO Debt Opportunities Fund, a former series of GMO Trust offered pursuant to a private placement memorandum (the “Predecessor Fund”) that had an investment objective and investment policies and restrictions substantially identical to those of the Fund. Effective February 12, 2014, the Predecessor Fund merged into the Fund (which was formerly known as GMO Short-Duration Collateral Fund), and the surviving entity was renamed “GMO Debt Opportunities Fund.” Performance of the Fund through February 11, 2014 is that of the Predecessor Fund and reflects the Predecessor Fund’s annual operating expenses (0.01% lower than those of the Fund). For information regarding GMO Short-Duration Collateral Fund’s performance history, please see page 221 of this Prospectus.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Developed Fixed Income	Ben Inker (since November 2014)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Developed Fixed Income	Sam Wilderman (since November 2014)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Developed Fixed Income	Joe Auth (since February 2015)	Portfolio Manager, Developed Fixed Income Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO ALPHA ONLY FUND

Investment objective

Total return greater than that of its benchmark, the Citigroup 3-Month Treasury Bill Index.

Fees and expenses

The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class IV
Management fee	0.50%[1]	0.50%[1]
Shareholder service fee	0.15%[1]	0.10%[1]
Other expenses	0.04%	0.04%
Total annual operating expenses	0.69%	0.64%
Expense reimbursement/waiver	(0.04%)[1]	(0.04%)[1]
Total annual operating expenses after expense reimbursement/waiver	0.65%	0.60%

1 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class III	$66	$217	$380	$855
Class IV	$61	$201	$353	$795

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 123% of the average value of its portfolio.

Principal investment strategies

GMO pursues investment strategies for the Fund that are intended to complement the strategies it is pursuing in other funds or accounts managed by GMO. Accordingly, the Fund is not a standalone investment.

The Fund’s investment program involves having both long and short investment exposures. GMO seeks to construct a portfolio in which the Fund has long investment exposure to asset classes and sub-asset classes that GMO expects will outperform relative to the asset classes and sub-asset classes to which the Fund has short investment exposure.

To gain long investment exposure, the Fund invests directly in securities and may invest in other GMO Funds (collectively, the “underlying Funds”). To gain short investment exposure, the Fund may invest in over-the-counter (OTC) and exchange-traded derivatives (including futures, swaps and currency forwards) and sell securities short, including short sales of securities the Fund does not own. The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund typically has gross investment exposures in excess of its net assets (i.e., the Fund typically is leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to determine the Fund’s long and short positions. An important component of those forecasts is the expectation that valuations ultimately revert to their historical mean (average). GMO changes the Fund’s holdings in response to changes in GMO’s investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. To the extent

  GMO ALPHA ONLY FUND

that the Fund’s long and short positions are effective, the performance of the Fund is expected to have a low correlation to the performance of U.S. and non-U.S. equity markets. The factors considered and investment methods used by GMO can change over time.

The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. An investment in the Fund is subject to different risks, and greater overall risk, than an investment in the underlying components of the Fund’s benchmark. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. The Fund and some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund or those underlying Funds may affect the Fund’s or an underlying Fund’s performance more than if the Fund or the underlying Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund or an underlying Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The Fund or an underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. In addition, the value of the Fund’s shares will be adversely affected if the equities that are the subject of the Fund’s short positions appreciate in value.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or closing derivative positions at desirable prices.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives creates leverage. The Fund and some underlying Funds are not limited in their use of derivatives or in the total notional value of their derivative positions. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

  GMO ALPHA ONLY FUND

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those underlying Funds will not perform as expected or that the Fund will invest in underlying Funds with higher fees or expenses.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

  GMO ALPHA ONLY FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 5.32% (4Q2008)

Lowest Quarter: – 4.81% (2Q2009)

Year-to-Date (as of 3/31/15): – 0.53%

Average Annual Total Returns

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
Class III				7/29/94
Return Before Taxes	– 2.87%	– 1.01%	1.36%	3.30%
Return After Taxes on Distributions	– 3.29%	– 1.10%	– 0.95%	1.25%
Return After Taxes on Distributions and Sale of Fund Shares	– 1.27%	– 0.64%	0.89%	2.11%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.03%	0.07%	1.46%	2.77%
Class IV				3/2/06
Return Before Taxes	– 2.82%	– 0.96%	N/A	0.89%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.03%	0.07%	N/A	1.24%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since 1996)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Asset Allocation	Sam Wilderman (since 2012)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO ASSET ALLOCATION BOND FUND

Investment objective

Total return in excess of that of its benchmark, the Citigroup 3-Month Treasury Bill Index.

Fees and expenses

The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class VI
Management fee	0.25%[1]	0.25%[1]
Shareholder service fee	0.15%[1]	0.055%[1]
Other expenses	0.03%[2]	0.03%[2]
Total annual operating expenses	0.43%	0.34%
Expense reimbursement/waiver	(0.02%)[1]	(0.02%)[1]
Total annual operating expenses after expense reimbursement/waiver	0.41%	0.32%

1 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 The amount includes interest expense incurred by the Fund as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any. “Other expenses” (before addition of interest expense) and interest expense were approximately 0.02% and 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class III	$42	$138	$243	$552
Class VI	$33	$107	$189	$429

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 177% of the average value of its portfolio.

Principal investment strategies

GMO pursues investment strategies for the Fund that are intended to complement the strategies it is pursuing in other funds or accounts managed by GMO. Accordingly, the Fund is not a standalone investment.

The Fund invests in a portfolio of fixed income instruments of varying maturities, which may be represented by bonds, forwards or derivatives such as options, futures contracts, or swap agreements. GMO uses a variety of fundamental and quantitative processes to manage the Fund. GMO evaluates the relative attractiveness of particular markets and instruments using various fixed income risk premium measures, which typically include exposure to term structure, foreign exchange, volatility, credit, liquidity and other risks.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in bonds (see “Name Policies”). The term “bond” includes (i) obligations of an issuer to make payments on future dates of principal, interest (whether fixed or variable) or both and (ii) synthetic debt instruments created by GMO by using derivatives (e.g., a futures contract, swap contract, currency forward, or option). The Fund is permitted to invest in bonds of any kind (e.g., bonds of any maturity, duration, or credit quality).

  GMO ASSET ALLOCATION BOND FUND

The Fund may invest in any sector of the bond market and is not required to maintain a minimum or maximum allocation of investments in any one sector. The sectors and types of bonds in which the Fund may invest include, but are not limited to:

•

investment grade bonds denominated in various currencies, including bonds issued by the U.S. and non-U.S. governments and their respective agencies or instrumentalities (whether or not guaranteed or insured by those governments), corporations and municipalities (taxable and tax-exempt);

•	below investment grade bonds (commonly referred to as “junk bonds”);

•

inflation-indexed bonds issued by the U.S. government (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) and non-U.S. governments and their respective agencies or instrumentalities (whether or not guaranteed or insured by those governments) and inflation-indexed bonds issued by corporations;

•	bonds issued in emerging countries (including sovereign debt and below investment grade bonds);

•	asset-backed securities, including mortgage related and mortgage-backed securities;

•	pooled investment vehicles, including both vehicles managed by GMO and vehicles unaffiliated with GMO; and

•	commodities.

From time to time, the Fund may have some direct or indirect exposure to equities.

The Fund also may invest in exchange-traded and over-the-counter (OTC) derivatives, including futures contracts, currency options, currency forwards, reverse repurchase agreements, swap contracts (such as credit default swaps, swaps on securities and securities indices, total return swaps, interest rate swaps, currency swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, correlation swaps, and other types of swaps), interest rate options, and other types of derivatives. The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund typically has gross investment exposures in excess of its net assets (i.e., the Fund typically is leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund may gain exposure to the investments described above by investing in shares of other GMO Funds, including Debt Opportunities Fund (to provide exposure to global credit (particularly, asset-backed) markets), Emerging Country Debt Fund (to provide exposure to emerging country debt securities), GMO High Quality Short-Duration Bond Fund (“High Quality Fund”) (to seek a return in excess of that of the J.P. Morgan U.S. 3 Month Cash Index by investing in a wide variety of high quality U.S. and non-U.S. debt investments), and GMO World Opportunity Overlay Fund (“Overlay Fund”) (to gain exposure to global interest rate, currency, and credit markets). Each of High Quality Fund and Overlay Fund is a GMO Fund not offered by this Prospectus. The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.

The Fund may invest up to 100% of its assets in below investment grade bonds.

GMO does not seek to maintain a specified interest rate duration for the Fund, and the Fund’s interest rate duration will change depending on the Fund’s investments and GMO’s assessment of different sectors of the bond market. The Fund’s interest rate duration may be positive or negative. The Fund’s performance may differ significantly from that of its benchmark.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. An investment in the Fund is subject to different risks, and greater overall risk, than an investment in the underlying components of the Fund’s benchmark. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

  GMO ASSET ALLOCATION BOND FUND

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•

Commodities Risk – Commodities prices can be extremely volatile, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s

  GMO ASSET ALLOCATION BOND FUND

incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Merger Arbitrage Risk – If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction, and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market prices of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric – the losses in failed transactions often far exceeding the gains in successful transactions. Merger arbitrage strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 3.53% (2Q2014)

Lowest Quarter: – 2.83% (4Q2013)

Year-to-Date (as of 3/31/15): – 1.96%

Average Annual Total Returns

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
Class III				3/27/09
Return Before Taxes	9.52%	3.43%	N/A	4.06%
Return After Taxes on Distributions	7.56%	1.97%	N/A	2.61%
Return After Taxes on Distributions and Sale of Fund Shares	5.39%	2.11%	N/A	2.62%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.03%	0.07%	N/A	0.08%
Class VI				3/18/09
Return Before Taxes	9.60%	3.54%	N/A	4.26%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.03%	0.07%	N/A	0.08%

  GMO ASSET ALLOCATION BOND FUND

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Developed Fixed Income	Ben Inker (since November 2014)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Developed Fixed Income	Sam Wilderman (since November 2014)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Developed Fixed Income	Michael Emanuel (since February 2015)	Portfolio Manager, Developed Fixed Income Team, GMO.
Developed Fixed Income	Greg Jones (since February 2015)	Portfolio Manager, Developed Fixed Income Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO BENCHMARK-FREE FUND

Investment objective

Positive total return.

Fees and expenses

The tables below describe the fees and expenses that you may bear if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III
Purchase premium (as a percentage of amount invested)	0.18%
Redemption fee (as a percentage of amount redeemed)	0.18%

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
Class III
Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying fund expenses)	0.62%[1]
Total annual operating expenses	0.63%
Expense reimbursement	(0.01)%[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.62%

1 These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were approximately 0.52%, less than 0.01%, and 0.10%, respectively.

2 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, and custody expenses. This reimbursement will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class III	$100	$245	$403	$863	$81	$225	$381	$835

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 60% of the average value of its portfolio.

Principal investment strategies

The Fund is a fund of funds and invests primarily in shares of other series of GMO Trust (each, a “GMO Fund”). The Fund may invest in any GMO Fund (collectively, the “underlying Funds”), whether now existing or created in the future, including GMO Funds not offered by this Prospectus. These underlying Funds may include, among others, the Equity Funds, the Fixed Income Funds, and the Implementation Funds, as well as GMO GAAR Implementation Fund, GMO High Quality Short-Duration Bond Fund, GMO Systematic Global Macro Opportunity Fund, and GMO World Opportunity Overlay Fund, each a series of the Trust not offered by this Prospectus (see “Additional Information About the Fund’s Investment Strategies, Risks and Expenses – Asset Allocation Funds” and “Investment in Other GMO Funds”). The Fund also may invest directly in securities (particularly asset-backed securities).

  GMO BENCHMARK-FREE FUND

GMO implements the Fund’s strategy by allocating its assets among asset classes represented by the underlying Funds (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income and commodities). The Fund is not restricted in its exposure to any particular asset class, and at times may be substantially invested in underlying Funds that primarily invest in a single asset class (e.g., Fixed Income Funds). In addition, the Fund is not restricted in its exposure to any particular market, capitalization range, quality or maturity. At times, the Fund may have substantial exposure to a particular country or type of country (e.g., emerging countries). GMO does not manage the Fund to, or control the Fund’s risk relative to, any index or benchmark.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuations ultimately revert to their historical mean (average). GMO changes the Fund’s holdings of the underlying Funds in response to changes in GMO’s investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. GMO’s ability to shift investments among the underlying Funds is not subject to any limits. The Fund may invest substantially all of its assets in a few underlying Funds that primarily invest in the same asset class and may, at times, also invest a substantial portion of its assets in a single underlying Fund. The Fund may have indirect exposure to derivatives and short sales through its investment in GMO GAAR Implementation Fund and other underlying Funds. The Fund also reserves the right to invest directly in asset classes, or to adjust its exposure to asset classes, through direct investments. The factors considered and investment methods used by GMO can change over time.

The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

  GMO BENCHMARK-FREE FUND

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those underlying Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

•

Commodities Risk – Commodities prices can be extremely volatile, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Merger Arbitrage Risk – If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction, and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market prices of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric – the losses in failed transactions often far exceeding the gains in successful transactions. Merger arbitrage strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

  GMO BENCHMARK-FREE FUND

•

Focused Investment Risk – Investments focused in a limited number of countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Barclays U.S. Treasury Inflation Notes: 1-10 Year Index and the Consumer Price Index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 5.96% (1Q2012)

Lowest Quarter: – 2.50% (3Q2014)

Year-to-Date (as of 3/31/15): 1.13%

Average Annual Total Returns

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
Class III				6/15/11
Return Before Taxes	1.68%	N/A	N/A	7.42%
Return After Taxes on Distributions	– 1.94%	N/A	N/A	5.27%
Return After Taxes on Distributions and Sale of Fund Shares	3.36%	N/A	N/A	5.56%
Barclays U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)	0.91%	N/A	N/A	0.92%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	0.67%	N/A	N/A	1.43%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Asset Allocation	Sam Wilderman (since 2012)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO IMPLEMENTATION FUND

Investment objective

Positive total return, not “relative return.”

Fees and expenses

The tables below describe the fees and expenses that you may bear if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)

Purchase premium (as a percentage of amount invested)	0.20%
Redemption fee (as a percentage of amount redeemed)	0.20%

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)

Management fee	0.00%
Other expenses	0.12%[1]
Total annual operating expenses	0.12%
Expense reimbursement	(0.04)%[2]
Total annual operating expenses after expense reimbursement	0.08%

1 The amount includes interest expense and dividend expenses incurred by the Fund as a result of short sales. “Other expenses” (before addition of interest expense and dividend expenses on short sales), interest expense and dividend expenses on short sales were approximately 0.04%, less than 0.01% and 0.07%, respectively.

2 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, and custody expenses. This reimbursement will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
GMO Implementation Fund	$49	$78	$109	$202	$28	$55	$84	$169

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 115% of the average value of its portfolio.

Principal investment strategies

GMO pursues investment strategies for the Fund that are intended to complement the strategies it is pursuing in other funds or accounts managed by GMO. Accordingly, the Fund is not a standalone investment. GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to determine the Fund’s strategic direction. An important component of those forecasts is the expectation that valuations ultimately revert to their historical mean (average). The factors considered and investment methods used by GMO can change over time.

GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark. Depending on GMO’s outlook, the Fund may have exposure to any asset class (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income, real estate, and commodities) and at times may be substantially invested in a single asset class. The Fund may invest in companies of any market capitalization. In addition, the Fund is not limited in how much it may invest in any market, and it may invest all of its assets in the securities of a limited number of companies in a single country and/or capitalization range. The Fund may invest a significant portion of its assets in the securities of issuers in industries that are subject to the same or similar risk factors. To the extent the Fund invests in fixed income securities, it may have significant exposure to fixed income instruments of any credit quality, including those that are below investment grade (commonly referred to as “junk bonds”) and having any maturity or duration. The Fund also may have exposure to short sales. GMO’s ability to shift investments among asset classes is not subject to any limits.

  GMO IMPLEMENTATION FUND

The Fund may engage in transactions in which it purchases securities at prices below the value of the consideration GMO expects to be paid for them upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price may substantially exceed the market price of the securities before the announcement of the transaction.

In conjunction with merger arbitrage transactions, the Fund may invest in derivatives or sell securities short in an effort to protect against market fluctuations or other risks or to adjust long or short investment exposure to one or more asset classes or issuers.

As an alternative for investing directly in securities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives (e.g., selling put options on securities) and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure of its securities. In addition, the Fund may lend its portfolio securities.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund may gain exposure to commodities and some other assets by investing through a wholly-owned subsidiary. GMO serves as the investment manager to this subsidiary but does not receive any additional management or other fees for its services. The subsidiary invests primarily in commodity-related derivatives and fixed income securities, but also may invest in any other investments in which the Fund may invest directly. References in this Prospectus to the Fund may refer to actions undertaken by the Fund or the subsidiary company. The Fund does not invest directly in commodities and commodity-related derivatives.

The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in its wholly-owned subsidiary and in any underlying funds in which it invests. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in its wholly-owned subsidiary and in any underlying funds, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

  GMO IMPLEMENTATION FUND

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Merger Arbitrage Risk – If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction, and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market prices of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric – the losses in failed transactions often far exceeding the gains in successful transactions. A merger arbitrage transaction can fail for many reasons, including regulatory and antitrust restrictions, political motivations, industry weakness, stock specific events, failed financings, and general market declines. When merger activity is low, GMO may be unable to identify enough opportunities to provide sufficient diversification. Merger arbitrage strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated. The Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust investment exposure in connection with a merger arbitrage transaction may not perform as expected or may otherwise reduce the Fund’s gains or increase its losses.

  GMO IMPLEMENTATION FUND

•

Commodities Risk – Commodities prices can be extremely volatile, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

•

Focused Investment Risk – Investments focused in a limited number of countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in its wholly-owned subsidiary and in any underlying funds in which it invests (including ETFs), including the risk that its wholly-owned subsidiary and those underlying funds will not perform as expected.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Barclays U.S. Treasury Inflation Notes: 1-10 Year Index and the Consumer Price Index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns

Years Ending December 31

Highest Quarter: 6.01% (1Q2013)

Lowest Quarter: – 2.83% (3Q2014)

Year-to-Date (as of 3/31/15): 1.70%

Average Annual Total Returns

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
				3/1/12
Return Before Taxes	1.80%	N/A	N/A	9.39%
Return After Taxes on Distributions	1.80%	N/A	N/A	9.39%
Return After Taxes on Distributions and Sale of Fund Shares	1.02%	N/A	N/A	7.29%
Barclays U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)	0.91%	N/A	N/A	– 0.56%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	0.67%	N/A	N/A	1.17%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Asset Allocation	Sam Wilderman (since 2012)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO RISK PREMIUM FUND

Investment objective

Total return.

Fees and expenses

The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
	Class III	Class IV	Class V	Class VI
Purchase premium (as a percentage of amount invested)	0.15%	0.15%	0.15%	0.15%
Redemption fee (as a percentage of amount redeemed)	0.15%	0.15%	0.15%	0.15%

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class IV	Class V	Class VI
Management fee	0.45%[1]	0.45%[1]	0.45%[1]	0.45%[1]
Shareholder service fee	0.15%[1]	0.10%[1]	0.085%[1]	0.055%[1]
Other expenses	0.05%	0.04%	0.04%	0.04%
Total annual operating expenses	0.65%	0.59%	0.58%	0.55%
Expense reimbursement/waiver	(0.04%)[1]	(0.03%)[1]	(0.03%)[1]	(0.03%)[1]
Total annual operating expenses after expense reimbursement/waiver	0.61%	0.56%	0.55%	0.52%

1 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class III	$93	$242	$405	$877	$77	$225	$386	$854
Class IV	$88	$226	$377	$816	$72	$209	$359	$793
Class V	$87	$221	$367	$793	$71	$204	$349	$770
Class VI	$84	$212	$351	$757	$68	$195	$332	$734

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 112% of the average value of its portfolio.

Principal investment strategies

GMO pursues investment strategies for the Fund that are intended to complement the strategies it is pursuing in other funds or accounts managed by GMO. Accordingly, the Fund is not a standalone investment.

The Fund seeks to capture returns commensurate with the equity risk premium over a full market cycle with less sensitivity to equity valuations by writing put options on stock indices and by engaging in merger arbitrage strategies. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.

  GMO RISK PREMIUM FUND

The Fund primarily uses options by selling (writing) put options on U.S. and non-U.S. (e.g., Europe, United Kingdom, Japan, Hong Kong, Canada, and Australia) stock indices. GMO determines the Fund’s put-writing allocations among stock indices by using a proprietary indicator to assess the relative premiums available. The Fund’s portfolio allocations are based on the relative attractiveness of each index in conjunction with other factors such as the liquidity available in each index’s options markets. The Fund may have substantial exposures to relatively few U.S. and international stock indices. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund may purchase and sell put and call options of any type, including options on global, regional and country stock indices and options on exchange-traded funds (ETFs). The Fund may purchase and sell exchange-traded and over-the-counter (OTC) options, including options that are cash-settled as well as physically settled. The Fund may purchase and sell options and other securities tied economically to any country in the world, including emerging countries. The Fund may invest in forward currency contracts to manage its currency exposure.

GMO expects that the Fund’s option positions typically will be fully collateralized at the time the Fund sells them. GMO, therefore, expects that the Fund will hold sufficient assets to cover the maximum possible loss the Fund might sustain upon the exercise of an option sold by the Fund.

The Fund may engage in transactions in which it purchases securities at prices below the value of the consideration GMO expects to be paid for them upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). Purchase prices may substantially exceed the market price of the securities before the announcement of the transaction.

In conjunction with merger arbitrage transactions, the Fund may invest in derivatives or sell securities short in an effort to protect against market fluctuations or other risks or to adjust long or short investment exposure to one or more asset classes or issuers.

The factors considered and investment methods used by GMO can change over time.

For collateral and cash management purposes, the Fund invests a substantial portion of its assets in shares of U.S. Treasury Fund, in U.S. Treasury bills and other highly rated securities, and in money market funds unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equities – Because of the Fund’s emphasis on selling put options on stock indices, the Fund’s net asset value is expected to decline when those indices decline in value. The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Also, the Fund’s investment strategies of writing put options on stock indices and engaging in merger arbitrage transactions can be expected to cause the Fund to underperform the equity markets when those markets rise sharply.

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•

Merger Arbitrage Risk – If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction, and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market prices of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric - the losses in failed transactions often far exceeding the gains in successful transactions. A merger arbitrage transaction can fail for many reasons, including regulatory and antitrust restrictions, political motivations, industry weakness, stock specific events, failed financings, and general market declines. When merger activity is low, GMO may be unable to identify enough opportunities to provide sufficient diversification. Merger arbitrage strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated. The Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust investment exposure in connection with a merger arbitrage transaction may not perform as expected or may otherwise reduce the Fund’s gains or increase its losses.

  GMO RISK PREMIUM FUND

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from closing its option positions at desirable prices. The Fund’s ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when the Fund seeks to close out an option position. If the Fund receives a redemption request and is unable to close out an option it has sold, the Fund may temporarily be leveraged in relation to its assets.

•

Focused Investment Risk – Because the Fund can have substantial exposure through a limited number of options contracts and/or merger arbitrage transactions and because the Fund’s exposures may relate to relatively few stock indices and/or merger arbitrage transactions, the Fund is subject to more risk than if the Fund’s investments were more diversified.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of investments denominated in foreign currencies.

•	Market Risk – Fixed Income Investments – The market price of a fixed income investment (e.g., U.S. Treasury bills) can decline due to market-related factors, primarily rising interest rates.

•

Credit Risk – Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and have introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and could increase the volatility of the Fund’s portfolio.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments. To the extent that the Fund has focused its investments in the stock index of particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

  GMO RISK PREMIUM FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s annual total returns for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 5.12% (4Q2013)

Lowest Quarter:  – 4.92% (4Q2014)

Year-to-Date (as of 3/31/15): 4.40%

Average Annual Total Returns

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
Class III				12/14/12
Return Before Taxes	– 0.49%	N/A	N/A	3.86%
Return After Taxes on Distributions	– 3.61%	N/A	N/A	1.26%
Return After Taxes on Distributions and Sale of Fund Shares	0.61%	N/A	N/A	2.15%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	4.94%	N/A	N/A	15.51%
Class IV				12/17/12
Return Before Taxes	– 0.39%	N/A	N/A	3.82%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	4.94%	N/A	N/A	15.16%
Class VI				11/15/12
Return Before Taxes	– 0.39%	N/A	N/A	5.11%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	4.94%	N/A	N/A	18.00%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Global Equity	Thomas Hancock (since the Fund’s inception)	Co-Head, Global Equity Team, GMO.
Global Equity	David Cowan (since the Fund’s inception)	Co-Head, Global Equity Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO SPECIAL OPPORTUNITIES FUND

Investment objective

Positive total return.

Fees and expenses

The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
	Class III	Class IV	Class V	Class VI
Purchase premium (as a percentage of amount invested)	0.50%	0.50%	0.50%	0.50%
Redemption fee (as a percentage of amount redeemed)	0.50%	0.50%	0.50%	0.50%

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
	Class III	Class IV	Class V	Class VI
Management fee	1.10%[1]	1.10%[1]	1.10%[1]	1.10%[1]
Shareholder service fee	0.15%[1]	0.10%[1]	0.085%[1]	0.055%[1]
Other expenses	0.23%[2]	0.23%[2]	0.23%[2]	0.23%[2]
Acquired fund fees and expenses (underlying fund expenses)	0.09%[2,3]	0.09%[2,3]	0.09%[2,3]	0.09%[2,3]
Total annual operating expenses	1.57%[2]	1.52%[2]	1.51%[2]	1.48%[2]
Expense reimbursement/waiver	(0.02%)[1,2]	(0.02%)[1,2]	(0.02%)[1,2]	(0.02%)[1,2]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	1.55%[2]	1.50%[2]	1.49%[2]	1.46%[2]

1 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets. “Specified Operating Expenses” means only the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 The amounts represent an estimate based on operating expenses incurred during the Fund’s initial fiscal period.

3 These indirect expenses include commissions paid to brokers by the Fund for executing transactions in unaffiliated underlying funds (“transaction fees”). Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.02% and 0.07%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect applicable expense reimbursements and waivers noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class III	$258	$598	$962	$1,986	$207	$543	$903	$1,916
Class IV	$253	$583	$936	$1,932	$202	$528	$877	$1,862
Class V	$252	$578	$927	$1,911	$201	$523	$868	$1,841
Class VI	$249	$569	$911	$1,878	$198	$514	$852	$1,808

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s initial fiscal period (from July 28, 2014 to February 28, 2015), the Fund’s portfolio turnover rate (including the accounts of the Fund’s wholly-owned subsidiary, GMO Special Opportunities SPC Ltd., and excluding short-term investments) was 64% of the average value of its portfolio.

Principal investment strategies

GMO generally uses a fundamental approach to identify investments that are, in GMO’s judgment, trading below their intrinsic value. GMO expects that the Fund’s portfolio will consist of a limited number of investments. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark. The factors considered and investment methods used by GMO can change over time.

  GMO SPECIAL OPPORTUNITIES FUND

The Fund may have long or short exposure to non-U.S. and U.S. equities (which may include emerging country equities and equities of any market capitalization), non-U.S. and U.S. fixed income instruments (which may include asset-backed securities and other fixed income instruments of any credit quality, including those that are below investment grade (commonly referred to as “junk bonds”), including distressed and defaulted debt securities, and having any maturity or duration), currencies, and, from time to time, other alternative instruments (e.g., instruments that seek exposure to or reduce risks of market volatility).

The Fund is not restricted in its exposure to any particular asset class and at times may be substantially exposed (long or short) to a single asset class (e.g., equities or fixed income securities). In addition, the Fund is not restricted in its exposure (long or short) to any particular market. The Fund may have substantial exposure (long or short) to securities of companies in a particular country or type of country (e.g., emerging countries). The Fund could be subject to material losses from a single investment.

In pursuing its investment objective, the Fund may (but is not obligated to) invest in a wide variety of exchange-traded and over-the-counter (OTC) derivatives, including, without limitation, reverse repurchase agreements, options, futures, swap contracts (such as swaps on securities and securities indices, total return swaps, interest rate swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, and other types of swaps), swaptions, and foreign currency derivative transactions. In addition, the Fund may lend its portfolio securities. The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund may make investments through a wholly-owned, non-U.S. subsidiary. GMO serves as the investment manager to this subsidiary but will not receive any additional management or other fees for its services.

The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in its wholly-owned subsidiary and in any underlying funds in which it invests. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in its wholly-owned subsidiary and in any underlying funds, see “Description of Principal Risks.”

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities. Investments in distressed or defaulted debt securities generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that can lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and the Fund may incur additional expenses to seek recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt security proves incorrect, the Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

  GMO SPECIAL OPPORTUNITIES FUND

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could reduce the value of the Fund’s investments.

•

Focused Investment Risk – Investments focused in a limited number of countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

•

Commodities Risk – Commodities prices can be extremely volatile, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

  GMO SPECIAL OPPORTUNITIES FUND

•

Merger Arbitrage Risk – If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction, and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market prices of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric – the losses in failed transactions often far exceeding the gains in successful transactions. Merger arbitrage strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in its wholly-owned subsidiary and in any underlying funds in which it invests, including the risk that its wholly-owned subsidiary or those underlying funds will not perform as expected.

Performance

Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Asset Allocation	Sam Wilderman (since the Fund’s inception)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Asset Allocation	Chris Hudson (since the Fund’s inception)	Portfolio Manager, Asset Allocation Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND

Investment objective

Total return greater than that of its benchmark, the GMO Strategic Opportunities Allocation Index, an internally maintained composite index computed by GMO, consisting of 75% MSCI World Index (MSCI Standard Index Series) and 25% Barclays U.S. Aggregate Index.

Fees and expenses

The tables below describe the fees and expenses that you may bear if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III
Purchase premium (as a percentage of amount invested)	0.14%
Redemption fee (as a percentage of amount redeemed)	0.14%

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
Class III
Management fee	0.00%
Shareholder service fee	0.00%
Other expenses	0.01%
Acquired fund fees and expenses (underlying fund expenses)	0.56%[1]
Total annual operating expenses	0.57%
Expense reimbursement	(0.01%)[2]
Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)	0.56%

1 These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees), indirect interest expense, and indirect transaction fees were approximately 0.50%, less than 0.01%, and 0.06%, respectively.

2 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class III	$86	$218	$362	$781	$71	$202	$344	$759

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 30% of the average value of its portfolio.

Principal investment strategies

GMO pursues investment strategies for the Fund that are intended to complement the strategies it is pursuing in other accounts managed by GMO. Accordingly, the Fund is not a standalone investment.

The Fund is a fund of funds and invests primarily in shares of other series of GMO Trust (collectively, the “underlying Funds”), which may include the Equity Funds, the Fixed Income Funds, and the Implementation Funds, as well as GMO High Quality Short-Duration Bond Fund and GMO Systematic Global Macro Opportunity Fund, each a series of GMO Trust not offered by this Prospectus (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Asset Allocation Funds” and “Investment in Other GMO Funds”). The Fund also may invest directly in securities and derivatives.

  GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND

The Fund is permitted to invest in any asset class, including, for example, U.S. and non-U.S. equities (including emerging country equities), U.S. and non-U.S. fixed income securities (including emerging country debt securities) and commodities. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuations ultimately revert to their historical mean (average). GMO changes the Fund’s holdings of the underlying Funds in response to changes in GMO’s investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors considered and investment methods used by GMO can change over time.

The Fund also may invest in money market funds unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. An underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

•

Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining

  GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND

before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•

Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those underlying Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

•

Commodities Risk – Commodities prices can be extremely volatile, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

•

Merger Arbitrage Risk – If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction, and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market prices of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric – the losses in failed transactions often far exceeding the gains in successful transactions. Merger arbitrage strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or closing derivative positions at desirable prices.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

•

Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

  GMO STRATEGIC OPPORTUNITIES ALLOCATION FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of broad-based indices and the Fund’s benchmark (which is a composite index computed by GMO). Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 11.73% (2Q2009)

Lowest Quarter: – 10.19% (4Q2008)

Year-to-Date (as of 3/31/15): 1.29%

Average Annual Total Returns

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
Class III				5/31/05
Return Before Taxes	1.74%	8.80%	N/A	7.67%
Return After Taxes on Distributions	– 1.26%	7.22%	N/A	5.93%
Return After Taxes on Distributions and Sale of Fund Shares	3.21%	6.90%	N/A	5.88%
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	4.94%	10.20%	N/A	6.47%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	5.97%	4.45%	N/A	4.71%
GMO Strategic Opportunities Allocation Index (Fund benchmark)	5.25%	8.97%	N/A	6.30%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Asset Allocation	Ben Inker (since the Fund’s inception)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Asset Allocation	Sam Wilderman (since 2012)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO TAIWAN FUND

Investment objective

Total return in excess of that of its benchmark, the MSCI Taiwan Index.

Fees and expenses

The tables below describe the fees and expenses that you may bear if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)
Class III
Purchase premium (as a percentage of amount invested)	0.15%
Redemption fee (as a percentage of amount redeemed)	0.45%

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
Class III
Management fee	0.81%[1]
Shareholder service fee	0.15%[1]
Other expenses	0.31%
Acquired fund fees and expenses (underlying fund expenses)	0.01%[2]
Total annual operating expenses (Fund and underlying fund expenses)	1.28%

1 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. This waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

2 These indirect expenses include commissions paid to brokers by the Fund for executing transactions in unaffiliated underlying funds (“transaction fees”). Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately less than 0.01% and 0.01%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class III	$192	$470	$770	$1,623	$145	$420	$716	$1,558

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 134% of the average value of its portfolio.

Principal investment strategies

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies doing business in or otherwise tied economically to Taiwan. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to Taiwan (see “Name Policies”).

GMO uses proprietary quantitative techniques and fundamental analysis to evaluate and select sectors and equity investments based on factors including, but not limited to, valuation and macroeconomic, GMO’s assessment of a sector’s fundamentals as well as a company’s positioning relative to its competitors. The process begins with sector allocation and then focuses on the selection of individual companies. In constructing the Fund’s portfolio, GMO weighs a number of factors, including the trade-off among forecasted returns, risk relative to the benchmark, transaction costs, and liquidity. GMO also adjusts the Fund’s portfolio for factors such as position size, market capitalization, and exposure to particular industries or sectors. The factors considered and investment methods used by GMO can change over time.

  GMO TAIWAN FUND

The Fund may invest a significant portion of its assets in securities of issuers in industries that are subject to the same or similar risk factors or whose security prices have strong correlations (e.g., issuers in different industries within broad sectors, such as technology or financial services).

As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure represented by its equity investments.

In addition, the Fund may overweight and underweight its positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

The Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•

Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

•

Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries. Certain characteristics of Taiwan’s economy and geographic location also subject the Fund to non-U.S. investment risks. For example, Taiwan is a small island with few raw material resources and limited land area and thus relies heavily on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, rising labor costs and increasing environmental consciousness have led some labor-intensive industries to relocate to countries with cheaper work forces, and continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan’s economy also is intricately linked with economies of Asian countries that have experienced over-extensions of credit, frequent and pronounced currency fluctuations, currency devaluations, currency repatriation, rising unemployment, and fluctuations in inflation. Currency devaluations in one country in the region can have a significant effect on all countries in the region. Political and social unrest in Asian countries could cause further economic and market uncertainty in Taiwan. In particular, the Taiwanese economy is dependent on the economies of Japan and China, and also the United States, and a reduction in purchases by any of them of Taiwanese products and services or negative changes in their economies would likely have an adverse effect on the Taiwanese economy. Taiwan’s geographic proximity to China and Taiwan’s history of political contention with China have resulted in ongoing tensions with China, including the risk of war with China. These tensions may materially affect the Taiwanese economy and securities markets. Any of these risks, should they occur, could materially reduce the value of an investment in Taiwan Fund.

•	Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

  GMO TAIWAN FUND

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

•

Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated, such as the Fund’s investments tied economically to Taiwan, are subject to greater overall risk than investments that are more diversified.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

•

Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

•

Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

•

Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, and counterparty risk. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•

Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests (including ETFs), including the risk that those underlying funds will not perform as expected.

•

Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

  GMO TAIWAN FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares

Years Ending December 31

Highest Quarter: 22.85% (3Q2010)

Lowest Quarter: – 23.74% (4Q2008)

Year-to-Date (as of 3/31/15): 2.32%

Average Annual Total Returns

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
Class III				10/4/02
Return Before Taxes	4.67%	6.03%	6.12%	8.03%
Return After Taxes on Distributions[a]	3.87%	5.54%	4.94%	6.89%
Return After Taxes on Distributions and Sale of Fund Shares[a]	3.11%	5.02%	5.18%	6.81%
MSCI Taiwan Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	9.36%	6.05%	5.94%	9.53%

a For periods prior to the public offering of the Fund’s shares, which began on October 29, 2009, the Fund’s after-tax returns reflect dividends that included certain non-deductible investment expenses.

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Emerging Markets	Arjun Divecha (since the Fund’s inception)	Head, Emerging Markets Team, GMO.
Emerging Markets	Warren Chiang (since June 2015)	Portfolio Manager, Emerging Markets Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

  GMO U.S. TREASURY FUND

Investment objective

Liquidity and safety of principal with current income as a secondary objective.

Fees and expenses

The table below describes the fees and expenses that you may bear if you buy and hold shares of the Fund.

Annual Fund operating expenses
(expenses that you bear each year as a percentage of the value of your investment)
Management fee	0.08%[1]
Other expenses	0.02%
Total annual operating expenses	0.10%
Expense reimbursement/waiver	(0.02%)[1]
Total annual operating expenses after expense reimbursement/waiver	0.08%

1 Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amount shown reflects the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
GMO U.S. Treasury Fund	$8	$30	$54	$126

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 0% of the average value of its portfolio.

Principal investment strategies

GMO pursues investment strategies for the Fund that are intended to complement the strategies it is pursuing in other funds or accounts managed by GMO. Accordingly, the Fund is not a standalone investment.

Under normal circumstances, the Fund invests at least 80% of its assets in Direct U.S. Treasury Obligations and repurchase agreements collateralized by these Obligations (see “Name Policies”). “Direct U.S. Treasury Obligations” include U.S. Treasury bills, bonds and notes and other securities issued by the U.S. Treasury, as well as Separately Traded Registered Interest and Principal Securities (STRIPS) and other zero-coupon securities. GMO normally seeks to maintain an interest rate duration of one year or less for the Fund’s portfolio. For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Bond Funds – Duration.”

The Fund also may enter into repurchase agreements, under which the Fund purchases a security backed by the full faith and credit of the U.S. government from a seller who simultaneously commits to repurchase, on an agreed upon date in the future, the security from the Fund at the original purchase price plus an agreed upon amount representing the original purchase price plus interest. The counterparties in repurchase agreements are typically brokers and banks, and the safety of the arrangement depends on, among other things, the Fund’s having an interest in the security that it can realize in the event of the insolvency of the counterparty.

In addition to Direct U.S. Treasury Obligations, the Fund may invest in other fixed income securities that are backed by the full faith and credit of the U.S. government, such as fixed income securities issued by the Government National Mortgage Association (GNMA) and the Federal Deposit Insurance Corporation (FDIC) that are guaranteed by the U.S. government. The Fund also may invest in money market funds unaffiliated with GMO.

  GMO U.S. TREASURY FUND

Although the fixed income securities purchased by the Fund normally will have a stated or remaining maturity of one year or less, Direct U.S. Treasury Obligations purchased pursuant to repurchase agreements may not, and, therefore, if the counterparty to the repurchase agreement defaults, the Fund may end up owning a security with a stated or remaining maturity of more than one year.

The Fund is not a money market fund and is not subject to the duration, quality, diversification and other requirements applicable to money market funds.

In selecting U.S. Treasury securities for the Fund’s portfolio, GMO focuses primarily on the relative attractiveness of different obligations (such as bonds, notes or bills), which can vary depending on the general level of interest rates as well as supply and demand imbalances and other market conditions. The factors considered and investment methods used by GMO can change over time.

Principal risks of investing in the Fund

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

•	Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to market-related factors, primarily rising interest rates.

•

Credit Risk – Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and have introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and could increase the volatility of the Fund’s portfolio.

•

Focused Investment Risk – Investments focused in sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated, such as the Fund’s investments in securities issued by the U.S. Treasury and other fixed income securities that are backed by the full faith and credit of the U.S. government, are subject to greater overall risk than investments that are more diversified.

•

Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

•

Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund also runs the risk that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

•

Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

  GMO U.S. TREASURY FUND

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns

Years Ending December 31

Highest Quarter: 0.07% (2Q2010)

Lowest Quarter: – 0.02% (1Q2010)

Year-to-Date (as of 3/31/15): 0.01%

Average Annual Total Returns

Periods Ending December 31, 2014

	1 Year	5 Years	10 Years	Incept.
				3/17/09
Return Before Taxes	0.06%	0.09%	N/A	0.13%
Return After Taxes on Distributions	0.04%	0.05%	N/A	0.08%
Return After Taxes on Distributions and Sale of Fund Shares	0.04%	0.06%	N/A	0.08%
Citigroup 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.03%	0.07%	N/A	0.08%

Management of the Fund

Investment Adviser: Grantham, Mayo, Van Otterloo & Co. LLC

Investment Team and Senior Members of GMO primarily responsible for portfolio management of the Fund:

Investment Team	Senior Member (Length of Service with Fund)	Title
Developed Fixed Income	Ben Inker (since November 2014)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Developed Fixed Income	Sam Wilderman (since November 2014)	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO.
Developed Fixed Income	Michael Emanuel (since February 2015)	Portfolio Manager, Developed Fixed Income Team, GMO.
Developed Fixed Income	Greg Jones (since February 2015)	Portfolio Manager, Developed Fixed Income Team, GMO.

Additional information

For important information about purchase and sale of Fund shares, taxes, and financial intermediary compensation, please see “Additional Summary Information About the Funds” on page 144 of this Prospectus.

ADDITIONAL SUMMARY INFORMATION ABOUT THE FUNDS

Purchase and sale of Fund shares

Under ordinary circumstances, you may purchase a Fund’s shares directly from GMO Trust (the “Trust”) on days when the New York Stock Exchange (“NYSE”) is open for business (and, in the case of a Bond Fund and Special Opportunities Fund, on days when the U.S. bond markets also are open for business and, in the case of Taiwan Fund, on days when the Taiwan Stock Exchange (“TSE”) also is open for business). In addition, certain brokers and agents are authorized to accept purchase and redemption orders on the Funds’ behalf.

Except for Class MF shares of Benchmark-Free Allocation Fund, an investor’s eligibility to purchase Fund shares or different classes of Fund shares depends on its meeting either (i) the “Minimum Total Fund Investment,” which includes only an investor’s total investment in a particular Fund, or (ii) the “Minimum Total GMO Investment,” both of which are set forth in the table below. Mutual funds that wish to invest in shares of Benchmark-Free Allocation Fund and wish to receive supplemental support services are eligible to purchase its Class MF shares. No minimum initial investment is required to purchase Class MF shares. For investors owning shares of a Fund, no minimum additional investment is required to purchase additional shares of that Fund.

Minimum Investment Criteria for Class Eligibility

		Minimum Total Fund Investment	Minimum Total GMO Investment
Class II Shares	All Funds Offering Class II Shares	N/A	$10 million
Class III Shares	Tax-Managed International Equities Fund	N/A	$10 million (or $5 million in tax-managed GMO products)
	International Equity Fund Foreign Fund	N/A	$35 million
	Emerging Markets Fund Emerging Domestic Opportunities Fund	$50 million	N/A
	All Other Funds Offering Class III Shares	N/A	$10 million
Class IV Shares	All Funds Offering Class IV Shares	$125 million	$250 million
Class V Shares	All Funds Offering Class V Shares	$250 million	$500 million
Class VI Shares	All Funds Offering Class VI Shares	$300 million	$750 million

Minimum Investment Criteria and Eligibility for Implementation Fund and U.S. Treasury Fund

	Minimum Total Fund Investment	Minimum Total GMO Investment
Implementation Fund U.S. Treasury Fund	N/A	$10 million

Fund shares are redeemable. Under ordinary circumstances, you may redeem a Fund’s shares on days when the NYSE is open for business (and, in the case of a Bond Fund and Special Opportunities Fund, on days when the U.S. bond markets also are open for business and, in the case of Taiwan Fund, on days when the TSE also is open for business). Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com.

Purchase order forms and redemption orders can be submitted by mail, facsimile, or e-mail (or by other form of communication pre-approved by GMO Shareholder Services) to the Trust at:

GMO Trust

c/o Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf

Boston, Massachusetts 02110

Facsimile: 1-617-439-4192

Attention: Shareholder Services

E-mail: clientorder@gmo.com

U.S. tax information

Each of the Funds has elected to be treated or intends to elect to be treated, as applicable, and intends to qualify and be treated each year, as a regulated investment company (each, a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the

“Code”) for U.S. federal income tax purposes and to distribute net investment income and net realized capital gains, if any, to shareholders. These distributions generally are taxable to U.S. shareholders as ordinary income or capital gains, unless they are exempt from income tax or are investing through a tax-advantaged account. U.S. shareholders who are investing through a tax-advantaged account may be taxed upon withdrawals from that account.

Benchmark-Free Fund expects to invest in GMO GAAR Implementation Fund (“GIF”), a series of GMO Trust not offered by this Prospectus, which, for U.S. federal income tax purposes, will be disregarded as an entity separate from Benchmark-Free Fund, its sole shareholder. As a result, for U.S. federal income tax purposes, including for purposes of meeting the ongoing distribution, asset diversification, qualifying income, and other requirements applicable to RICs under Subchapter M of the Code (i) Benchmark-Free Fund will be treated as owning GIF’s assets, including the wholly-owned subsidiary in which GIF invests, directly, (ii) any income, gain, loss, deduction or other tax items arising in respect of GIF’s assets will be treated as if they are realized or incurred, as applicable, directly by Benchmark-Free Fund, and (iii) any distributions Benchmark-Free Fund receives from GIF will have no effect on Benchmark-Free Fund for U.S. federal income tax purposes, including with respect to any liability or the requirements applicable to it for RIC treatment under the Code.

Benchmark-Free Fund anticipates reallocating to GIF assets currently held through shares of other GMO Funds. Those reallocations will involve a higher-than-normal level of portfolio turnover and it is possible that Benchmark-Free Fund will realize and, absent offsetting losses, distribute significant capital gains. Any such distributions will be taxable to Benchmark-Free Fund shareholders when Fund shares are held in a taxable account as either ordinary income or long-term capital gain, as described more fully below in “Distributions and Taxes.”

Effective on or about July 1, 2015, Implementation Fund will elect, for federal income tax purposes, to be treated as a corporation, and, as noted above, Implementation Fund intends to elect to be treated as RIC, also effective as of that date. At that time, Implementation Fund’s assets may have an aggregate value that significantly exceeds their aggregate tax basis. Until that date, Implementation Fund and its assets, as well as gain or loss arising therefrom, were treated as part of and belonging to, for federal income tax purposes, its then-sole owner, Benchmark-Free Allocation Fund. As of the above effective date, Implementation Fund’s assets and gains and losses will be evaluated on their own, and the Fund will make distributions accordingly. Those distributions, which may be significant, will be taxable to shareholders of Implementation Fund when Fund shares are held in a taxable account as either ordinary income or long-term capital gain, as described more fully below in “Distributions and Taxes.”

Financial intermediary compensation

If you purchase shares of a Fund through a broker, agent or other financial intermediary (such as a bank), GMO may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or consult your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES, RISKS, AND EXPENSES

Fund Summaries.    The preceding sections contain a summary of the investment objective, fees and expenses, principal investment strategies, principal risks, performance, management, and other important information for each series of the Trust listed on the cover page of this Prospectus (each a “Fund” and collectively, the “Funds,” and together with other series of the Trust not offered by this Prospectus, each a “GMO Fund” and collectively, the “GMO Funds”). The summaries are not all-inclusive, and a Fund may make investments, employ strategies, and be exposed to risks that are not described in its summary. More information about the Funds’ investments and strategies is contained in the Statement of Additional Information (“SAI”). See the back cover of this Prospectus for information about how to receive the SAI. Additional information about the Funds’ benchmarks and other comparative indices may be found under “Fund Benchmarks and Comparative Indices.”

Fundamental Investment Objectives/Policies.    The Board of Trustees (“Trustees”) of the Trust may change a Fund’s investment objective or policies without shareholder approval or prior notice unless an objective or policy is identified in this Prospectus or in the SAI as “fundamental.” Only International Equity Fund and U.S. Equity Allocation Fund have fundamental investment objectives. Neither the Funds nor GMO guarantee that the Funds will be able to achieve their investment objectives.

Tax Consequences.    Unless otherwise specified in this Prospectus or in the SAI, GMO is not obligated to, and generally will not consider, tax consequences when seeking to achieve a Fund’s investment objective (e.g., a Fund may engage in transactions or make investments in a manner that are not tax efficient for U.S. federal income or other federal, state, local, or non-U.S. tax purposes).

In particular, a Fund’s investment either directly or indirectly through a wholly-owned subsidiary could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investment, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions. See “Distributions and Taxes” below and “Taxes” in the SAI for more information about the tax consequences of a Fund’s investments through a wholly-owned subsidiary.

Because portfolio turnover is not a principal consideration when GMO makes investment decisions for the Funds, GMO may cause a Fund to trade more frequently at times based on its assessment of market conditions and purchase or redemption requests. The Funds are not subject to any limit on the frequency with which portfolio securities may be purchased or sold. High turnover rates may create additional taxable income and gains for shareholders. If portfolio turnover results in the recognition of short-term capital gains, those gains, when distributed, typically are taxed to shareholders at ordinary income tax rates. See “Distributions and Taxes” below for more information.

Certain Definitions.    When used in this Prospectus, the term “invest” includes both direct and indirect investing and the term “investments” includes both direct and indirect investments. For example, a Fund may invest indirectly in a given asset or asset class by investing in another GMO Fund or a wholly-owned subsidiary or by investing in derivatives and synthetic instruments. When used in this Prospectus, (i) the terms “bonds,” “fixed income investments,” and “fixed income securities” include (a) obligations of an issuer to make payments on future dates of principal, interest (whether fixed or variable) or both and (b) synthetic debt instruments created by GMO by using derivatives (e.g., a futures contract, swap contract, currency forward or option); (ii) the term “emerging countries” (except in the case of Emerging Countries Fund, which has a separate definition in its Fund summary) means the world’s less developed countries; (iii) the term “equities” refers to investments (as defined above) in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts; (iv) the term “sovereign debt” refers to a fixed income security issued or guaranteed by a government or a governmental agency or political subdivision, or synthetic sovereign debt; and (v) the term “total return” includes capital appreciation and income.

Benchmarks.    Fund benchmarks (if any) and other comparative indices listed in the “Average Annual Total Returns” table in the Fund summaries are described under “Fund Benchmarks and Comparative Indices.” In some cases, a Fund’s summary states that a Fund seeks total return greater than that of its benchmark. Neither the Funds nor GMO can provide any assurance that this goal will be achieved. A Fund’s benchmark is stated as of the date of this Prospectus and may be changed without notice to shareholders.

Fee and Expense Information.    The following paragraphs contain additional information about the fee and expense information included in the Fund summaries.

Annual Fund Operating Expenses – Other Expenses and Acquired Fund Fees and Expenses.    The amounts listed under “Other expenses” in the “Annual Fund operating expenses” table included in each Fund’s summary generally reflect direct expenses associated with an investment in a Fund for the fiscal year (or initial fiscal period, as applicable) ended February 28, 2015. A Fund may invest in other GMO Funds as well as exchange-traded funds (ETFs) and other pooled investment vehicles (collectively, the “acquired funds”), and the indirect net expenses associated with a Fund’s investment (if any) in acquired funds are reflected in “Other expenses” if those expenses are less than 0.01% of the average net assets of the Fund. If the indirect net expenses associated with a Fund’s investment in acquired funds (“acquired fund fees and expenses”) are 0.01% or more of the Fund’s average net assets, these expenses are reflected in the “Annual Fund operating expenses” table under “Acquired fund fees and expenses.” Acquired fund fees and expenses do not include expenses associated with investments in the securities of unaffiliated companies unless those companies hold themselves out to be investment companies. Acquired fund fees and expenses generally are based on expenses incurred by the Fund for the fiscal year ended February 28, 2015, and actual indirect expenses will vary depending on the particular acquired funds in which the Fund invests.

Fee and Expense Examples.    The expense example under “Example” included in each Fund’s summary assumes that a shareholder reinvests all dividends and distributions, if any.

Bond Funds.    The following Funds (collectively, the “Bond Funds”) invest substantially all of their assets in fixed income securities: the Fixed Income Funds, Asset Allocation Bond Fund, and U.S. Treasury Fund. Many of the Bond Funds invest in other GMO Funds. In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), many of the Bond Funds may invest in Emerging Country Debt Fund, Debt Opportunities Fund, U.S. Treasury Fund, GMO High Quality Short-Duration Bond Fund (“High Quality Fund”), and GMO World Opportunity Overlay Fund (“Overlay Fund”). For information regarding High Quality Fund and Overlay Fund, which are not offered by this Prospectus, see “Investment in Other GMO Funds” beginning on page 217 of this Prospectus.

Credit Quality.    For purposes of this Prospectus, the term “investment grade” refers to a rating of Baa3/P-2 or better by Moody’s Investors Service, Inc. (“Moody’s”) or BBB-/A-2 or better by Standard & Poor’s Ratings Services (“S&P”) and the term “below investment grade” refers to any rating by Moody’s or by S&P below those ratings. Fixed income securities rated below investment grade are commonly referred to as high yield or “junk” bonds. In addition, in this Prospectus, securities and commercial paper that are rated Aa/P-1 or better by Moody’s or AA/A-1 or better by S&P are sometimes referred to as “high quality.” Securities referred to in this Prospectus as investment grade, below investment grade, or high quality include securities rated by Moody’s, S&P or both, and unrated securities that GMO determines have comparable credit qualities.

Duration.    For purposes of this Prospectus, the term “duration” refers to the weighted measure of interest rate sensitivity of a fixed income security. GMO employs a variety of techniques to adjust the sensitivity of a Bond Fund’s net asset value to changes in interest rates. This sensitivity is often measured by, and correlates with, the estimated interest rate duration of a Fund’s portfolio. For example, the value of an investment held by a Bond Fund with a duration of five years decreases by approximately 5% for every 1% increase in interest rates, while the value of an investment with a duration of six years increases by approximately 6% with every 1% decrease in interest rates. In many cases, the “Principal investment strategies” section of a Bond Fund’s summary section provides the Fund’s dollar-weighted average interest rate duration. GMO estimates that duration by aggregating the durations of the Fund’s direct and indirect individual holdings and weighting each holding based on its market value. Duration needs to be estimated when the obligor is required to prepay principal or interest on a fixed income security and the payments are not denominated in U.S. dollars. GMO may significantly alter the duration of a Fund by using derivatives.

Asset Allocation Funds.    The following Funds (collectively, the “Asset Allocation Funds”) invest primarily in other GMO Funds: Benchmark-Free Allocation Fund, Global Asset Allocation Fund, Global Equity Allocation Fund, Global Developed Equity Allocation Fund, International Equity Allocation Fund, International Developed Equity Allocation Fund, Benchmark-Free Fund, and Strategic Opportunities Allocation Fund. Several GMO Funds in which the Asset Allocation Funds invest themselves invest a substantial portion of their assets in other GMO Funds. As a result, the Asset Allocation Funds are exposed not only to all of the risks of the GMO Funds in which they invest but also the GMO Funds in which those Funds invest. In some cases, the Asset Allocation Funds may invest in GMO Funds not offered by this Prospectus, as indicated in the Asset Allocation Fund Summaries. For more information regarding these GMO Funds, see “Investment in Other GMO Funds” beginning on page 217 of this Prospectus.

When used in the Asset Allocation Fund summaries, references to the Equity Funds, the Fixed Income Funds and the Implementation Funds include the GMO Funds listed under those headings below:

Equity Funds

— Developed World Stock Fund

— Global Focused Equity Fund

— Tax-Managed International Equities Fund

— International Equity Fund

— International Large/Mid Cap Equity Fund

— Foreign Fund

— Foreign Small Companies Fund

— International Small Companies Fund

— U.S. Equity Allocation Fund

— Emerging Markets Fund

— Emerging Countries Fund

— Emerging Domestic Opportunities Fund

— Quality Fund

— Resources Fund

Fixed Income Funds

— Benchmark-Free Bond Fund

— Global Bond Fund

— International Bond Fund

— Currency Hedged International Bond Fund

— Core Plus Bond Fund

— Emerging Country Debt Fund

— Debt Opportunities Fund

Implementation Funds

— Alpha Only Fund

— Asset Allocation Bond Fund

— Implementation Fund

— Risk Premium Fund

— Special Opportunities Fund

— Taiwan Fund

— U.S. Treasury Fund

When used elsewhere in this Prospectus, references to the Multi-Asset Class Funds, the Equity Funds, the Fixed Income Funds, and the Implementation Funds include the GMO Funds listed under those headings on the front cover of this Prospectus.

Investments in U.S. Treasury Fund and Unaffiliated Money Market Funds.    Each of the Funds may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Temporary Defensive Positions.    Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in response to adverse market, economic, political, or other conditions.

Global Focused Equity Fund may hold up to 20% of its assets in cash or cash equivalents, and Benchmark-Free Allocation Fund, Benchmark-Free Fund, Implementation Fund, and the Bond Funds (other than U.S. Treasury Fund) may take temporary defensive positions if deemed prudent by GMO. Many of the Bond Funds have previously taken temporary defensive positions and have exercised the right to honor redemption requests in-kind.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Fund Codes.    See “Fund Codes” on the inside back cover of this Prospectus for information regarding each Fund’s ticker, news-media symbol, and CUSIP number.

This Prospectus does not offer shares of the Trust in any state where they may not lawfully be offered.

DESCRIPTION OF PRINCIPAL RISKS

The following chart identifies the Principal Risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Multi- Asset Class Funds		Equity Funds
	Benchmark-Free Allocation Fund	Global Asset Allocation Fund	Global Equity Allocation Fund	Global Developed Equity Allocation Fund	Developed World Stock Fund	Global Focused Equity Fund	International Equity Allocation Fund	International Developed Equity Allocation Fund	Tax-Managed International Equities Fund	International Equity Fund	International Large/Mid Cap Equity Fund	Foreign Fund	Foreign Small Companies Fund	International Small Companies Fund	U.S. Equity Allocation Fund	Emerging Markets Fund	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Quality Fund	Resources Fund
Market Risk — Equities	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Market Risk — Fixed Income Investments	•	•	•	•			•	•
Market Risk — Asset-Backed Securities	•	•	•	•			•	•
Credit Risk	•	•	•	•			•	•
Illiquidity Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Smaller Company Risk	•	•	•	•	•	•	•	•	•	•		•	•	•	•	•	•	•	•	•
Derivatives and Short Sales Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Non-U.S. Investment Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•		•	•	•	•	•
Currency Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•		•	•	•	•	•
Focused Investment Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Leveraging Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Counterparty Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Commodities Risk	•	•																		•
Merger Arbitrage Risk	•	•
Market Disruption and Geopolitical Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Large Shareholder Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Management and Operational Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Fund of Funds Risk	•	•	•	•			•	•								•	•	•
Non-Diversified Funds	•	•	•	•	•	•	•	•	•			•				•	•	•	•	•

	Fixed Income Funds							Implementation Funds
	Benchmark-Free Bond Fund	Global Bond Fund	International Bond Fund	Currency Hedged International Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund	Debt Opportunities Fund	Alpha Only Fund	Asset Allocation Bond Fund	Benchmark-Free Fund	Implementation Fund	Risk Premium Fund	Special Opportunities Fund	Strategic Opportunities Allocation Fund	Taiwan Fund	U.S. Treasury Fund
Market Risk — Equities	•	•	•	•	•		•	•	•	•	•	•	•	•	•
Market Risk — Fixed Income Investments	•	•	•	•	•	•	•	•	•	•	•	•	•	•		•
Market Risk — Asset-Backed Securities	•	•	•	•	•	•	•		•	•	•		•	•
Credit Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•		•
Illiquidity Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Smaller Company Risk	•	•	•	•	•		•	•	•	•	•	•	•	•	•
Derivatives and Short Sales Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Non-U.S. Investment Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Currency Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Focused Investment Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Leveraging Risk	•	•	•	•	•	•	•	•	•	•	•		•	•	•
Counterparty Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Commodities Risk	•								•	•	•		•	•
Merger Arbitrage Risk	•								•	•	•	•	•	•
Market Disruption and Geopolitical Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Large Shareholder Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Management and Operational Risk	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•
Fund of Funds Risk	•	•	•	•	•	•	•	•	•	•	•		•	•	•
Non-Diversified Funds	•	•	•	•	•	•	•	•	•	•	•	•	•	•	•

Investing in mutual funds involves many risks. Factors that may affect a particular Fund’s portfolio as a whole, called “principal risks,” are discussed briefly in each Fund’s summary and in additional detail in this section. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section describes the principal risks and some related risks but does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time. The SAI includes more information about the Funds and their investments.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) or in a wholly-owned subsidiary (as indicated under “Principal investment strategies” in those Funds’ summaries and further described in “Additional

Information About the Funds’ Investment Strategies, Risks, and Expenses”) is exposed to the risks to which the Underlying Funds or wholly-owned subsidiary are exposed, as well as the risk that the Underlying Funds or wholly-owned subsidiary will not perform as expected. Therefore, unless otherwise noted, the principal risks summarized below include both direct and indirect risks, and, as indicated in the “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses” section of this Prospectus, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds or a wholly-owned subsidiary.

An investment in a Fund, by itself, generally does not provide a complete investment program but rather is intended to serve as part of an investor’s overall investment program. An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

•  MARKET RISK.    All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equities.    Funds that invest in equities run the risk that the market prices of equities will decline. That decline may be attributable to factors affecting the issuing company, such as poor performance by the company’s management or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equities generally have significant price volatility, and their market prices can decline in a rapid or unpredictable manner. If a Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that their market price will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Because of Risk Premium Fund’s emphasis on selling put options on stock indices, its net asset value is expected to decline when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform the equity markets on which its puts were written when those markets rise sharply because of the Fund’s lack of exposure to the upside of those markets.

Fixed Income Investments.    Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities, and sovereign and quasi-sovereign debt instruments can decline due to market uncertainty about their credit quality and the reliability of their payment streams. Some fixed income securities also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income security. When interest rates rise, these securities also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often below investment grade securities are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value (see “Determination of Net Asset Value”), exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” below for more information about these risks.

A principal risk run by each Fund with a significant investment in fixed income securities is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments may be significantly reduced if GMO’s assessment proves incorrect.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (TIPS)) typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk” below.

In response to government intervention, economic or market developments, or other factors, fixed income markets may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling securities when it would otherwise not do so, including at unfavorable prices. Fixed income investments may be difficult to value during such periods. In recent periods, central banks and governmental financial regulators, including the U.S. Federal Reserve, have maintained historically low interest rates by purchasing bonds. Steps to curtail or “taper” such activities and other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) could have a material adverse effect on the Funds.

Asset-Backed Securities.    Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

A Fund’s investments in asset-backed securities are exposed to greater risk of severe credit downgrades, illiquidity, and defaults than many other types of fixed income investments. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans to corporations, or a combination of bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees payable to service providers.

As described under “Market Risk — Fixed Income Investments” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive at the time the Fund purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may expose a Fund to significantly greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this Prospectus, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. For an illustration, see GMO Short-Duration Collateral Fund’s 2008 performance on page 221 of this Prospectus. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of documentation for underlying assets also may affect the rights of holders of those underlying assets. The insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, these obligations also may be repaid more slowly than anticipated, and the market price of the Fund’s investment may decrease.

In addition, the existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid because the insurer could default on its obligations.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments. The risks associated with asset-backed securities are particularly pronounced for Debt Opportunities Fund, which has invested a substantial portion of its assets in asset-backed securities, and for each Fund that has invested a substantial portion of its assets in Debt Opportunities Fund.

•  CREDIT RISK.    This is the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding a rated security is subject to the risk that the investment’s rating will be downgraded.

Securities issued by the U.S. government historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and have introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the value of a Fund’s investments and could increase the volatility of a Fund’s portfolio.

As described under “Market Risk — Asset-Backed Securities” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities” above. The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.

A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income security changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”), which are defined in this Prospectus under “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Bond Funds.” The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted debt securities generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that can lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and a Fund may incur additional expenses to seek recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt security proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

•  ILLIQUIDITY RISK.    Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed or defaulted debt securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, or emerging market securities, it is subject to increased illiquidity risk. These types of investments can be difficult to value (see “Determination of Net Asset Value”), exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also may be greater in times of financial stress. For example, TIPS have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when market prices decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

Risk Premium Fund’s ability to use options as part of its investment program depends on the liquidity of the options market. In addition, that market may not be liquid when Risk Premium Fund seeks to close out an option position. Also, the hours of trading for options on an exchange may not conform to the hours during which the securities held by Risk Premium Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for underlying securities that are not immediately reflected in the options markets. If Risk Premium Fund receives a redemption request and is unable to close out an option it has sold, the Fund may temporarily be leveraged in relation to its assets.

•  SMALLER COMPANY RISK.    Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for securities of these companies.

•  DERIVATIVES AND SHORT SALES RISK.    All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other over-the-counter (OTC) contracts. Derivatives may relate to securities, commodities, currencies, currency exchange rates, interest rates, inflation rates, and indices. The SAI describes the various types of derivatives in which the Funds invest and how they are used in the Funds’ investment strategies.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments GMO believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of being unable to recover what it is owed if the counterparty defaults. Even when derivatives are required by contract to be collateralized, a Fund typically will not receive the collateral for one or more days after the collateral is required to be posted.

The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives in which it has invested.

Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, GMO may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk” above) and counterparty risk (see “Counterparty Risk” below). These derivatives are also subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction may lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” below for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk” below.

A Fund’s use of derivatives may be subject to special tax rules and could generate additional taxable income for shareholders. In addition, the tax treatment of a Fund’s use of derivatives may be unclear because there is little case or other law interpreting the terms of most derivatives or determining their tax treatment. See “Distributions and Taxes” below.

Derivatives Regulation.    The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) are implementing similar requirements, which will affect a Fund when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk” below). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have proposed mandatory minimum margin requirements for bilateral derivatives. Such requirements could increase the amount of margin required to be provided by a Fund in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the costs of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they have historically posted for bilateral derivatives. The costs of derivatives transactions are expected to increase further as clearing members raise their fees as to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members, and when rules imposing mandatory minimum margin requirements on bilateral swaps become effective. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options.    Some Funds, particularly Risk Premium Fund, are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.) If a Fund writes a call option and does not hold the underlying security or instrument, the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO will likely constitute such a group. If applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gain, which, when distributed, is taxable to shareholders subject to U.S. income tax at ordinary income tax rates. Due to Risk Premium Fund’s primary investment strategy of selling put options on various stock indices, a substantial portion of that Fund’s income could consist of short-term capital gains. See “Distributions and Taxes” below for more information.

Short Investment Exposure.    Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own also may have to pay borrowing fees to a broker and may be required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. See “Derivatives and Short Sales Risk” above for a discussion of the specific risks of a Fund’s investments in derivatives.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Description of Principal Risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

•  NON-U.S. INVESTMENT RISK.    Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds that only invest in U.S. securities. Non-U.S. securities markets often include securities of only a small number of companies in a small number of industries. As a result, the market prices of many of the securities traded on those markets fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject differ, in some cases significantly, from U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs. In addition, some jurisdictions may limit a Fund’s ability to profit from short-term trading (as defined in the relevant jurisdiction).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if eligible. The outcome of a Fund’s efforts to obtain a refund is not predictable, and some refunds may not be reflected in a Fund’s net asset value.

A Fund’s investment either directly or indirectly through a wholly-owned subsidiary could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investment, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions. See “Taxes” in the SAI for more information about the tax consequences of a Fund’s investments in a wholly-owned subsidiary.

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, other government involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Fluctuations in foreign currency exchange rates also affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

The Funds need a license to invest directly in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of a GMO client could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises); less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities.

•  CURRENCY RISK.    Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the foreign currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund may realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options, and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

•  FOCUSED INVESTMENT RISK.    Funds with investments that are focused in particular countries, regions, sectors, industries or issuers that are subject to the same or similar risk factors and funds with investments whose prices are strongly correlated are subject to greater overall risk than funds with investments that are more diversified.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically (or related) to a particular geographic region, country (e.g., Taiwan or Japan) or market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

Because Resources Fund concentrates its investments in the natural resources sector, it is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the market prices of securities of companies in the natural resources sector may be more volatile than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry-wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over the supplies they purchase and the products they sell, which can affect their profitability. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, the natural resources sector can be especially affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, the natural resource sector can be significantly affected by import controls, worldwide competition, changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Resources Fund’s concentration in the securities of natural resource companies exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. Because Resources Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

Because Risk Premium Fund can have substantial exposure through a limited number of options contracts and because the Fund’s exposures may relate to relatively few stock indices, the Fund is subject to focused investment risk.

•  LEVERAGING RISK.    The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

•  COUNTERPARTY RISK.    Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws or other requirements. The Funds are not subject to any limits on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required. To the extent that GMO’s view with respect to a particular counterparty changes adversely (whether due to external events or otherwise), a Fund’s existing transactions with that counterparty will not necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty if the transaction is primarily designed to reduce the Fund’s overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk” above, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system.

•  COMMODITIES RISK.    Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” above for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

•  MERGER ARBITRAGE RISK.    Some Funds may engage in transactions in which a Fund purchases securities at prices below the value of the consideration GMO expects to be paid for them upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in a merger arbitrage transaction and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market prices of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric — the losses in failed transactions often far exceeding the gains in successful transactions. A merger arbitrage transaction can fail for many reasons, including regulatory and antitrust restrictions, political motivations, industry weakness, stock specific events, failed financings, and general market declines.

Merger arbitrage strategies depend for success on the overall volume of merger activity, which has historically been cyclical. When merger activity is low, GMO may be unable to identify enough opportunities to provide sufficient diversification.

Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage transaction may not perform as expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund that sells securities short that GMO expects it to receive upon consummation of a transaction but it does not actually receive (and thus has an unintended “naked” short position) may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss.

•  MARKET DISRUPTION AND GEOPOLITICAL RISK.    The Funds are subject to the risk that geopolitical and other events will disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs (e.g., the marked decline in oil prices in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of a Fund’s investments. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation (e.g., the manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or reduce the value of investments traded in them, including investments of the Funds. While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in recent years) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could adversely affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If one or more country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted. Substantial government interventions (e.g., currency controls) also could adversely affect the Funds. War, terrorism, economic uncertainty, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Description of Principal Risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

•  LARGE SHAREHOLDER RISK.    To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may purchase or sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Additionally, redemptions by a large shareholder also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization. In addition, to the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

•  MANAGEMENT AND OPERATIONAL RISK.    Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times. In the case of Tax-Managed International Equities Fund, GMO’s tax-management strategies may be ineffective or limited by market conditions, the timing of cash flows into and out of the Fund, and current or future developments in tax legislation and regulation.

As described in the Fund summaries, for some Funds, GMO uses quantitative analyses and models as part of its investment process and, in the case of GMO Systematic Global Macro Opportunity Fund, a GMO Fund not offered by this Prospectus, those models are one of the key drivers of investment decisions. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect a Fund’s performance. The Funds also run the risk that GMO’s assessment of an investment may be wrong.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from potential investment gains or avoiding losses. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and technological malfunctions that may have effects that are similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. While GMO has established business continuity plans and systems designed to prevent cyber-attacks, such plans and systems are subject to inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

•  FUND OF FUNDS RISK AND RELATED CONSIDERATIONS.    Funds that invest in Underlying Funds, including other GMO Funds, closed-end funds, money market funds, ETFs and other investment companies, or in a wholly-owned subsidiary are exposed to the risk that the Underlying Funds or wholly-owned subsidiary will not perform as expected. The Funds also are indirectly exposed to all of the risks of an investment in the Underlying Funds or a wholly-owned subsidiary.

Because a Fund bears the fees and expenses of any Underlying Fund or wholly-owned subsidiary in which it invests (absent reimbursement of those fees and expenses), the Fund will incur additional expenses when investing in an Underlying Fund or wholly owned subsidiary. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio, or invests through a new wholly-owned subsidiary.

Because some Underlying Funds (e.g., many of the Bond Funds) invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other groups of investment companies and therefore may be subject to greater fund of funds risk. In addition, to the extent a Fund invests in shares of other GMO Funds, it is indirectly subject to Large Shareholder Risk because those other GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

A Fund’s investments through one or more Underlying Funds or a wholly-owned subsidiary could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions. See “Distributions and Taxes” below for more information about the tax consequences of a Fund’s investments in a wholly-owned subsidiary and “Taxes” in the SAI for more information about the tax consequences of a Fund’s investments in Underlying Funds.

•  NON-DIVERSIFIED FUNDS.    Some of the Funds are not “diversified” investment companies within the meaning of the Investment Company Act of 1940, as amended. This means they are allowed to invest in the securities of relatively few issuers. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies within the meaning of the Investment Company Act of 1940, as amended:

•	Developed World Stock Fund

•	Global Focused Equity Fund

•	Tax-Managed International Equities Fund

•	Foreign Fund

•	Emerging Markets Fund

•	Emerging Countries Fund

•	Emerging Domestic Opportunities Fund

•	Quality Fund

•	Resources Fund

•	Alpha Only Fund

•	Implementation Fund

•	Risk Premium Fund

•	Special Opportunities Fund

•	Taiwan Fund

•	all of the Bond Funds (except U.S. Treasury Fund)

In addition, each Asset Allocation Fund and each Bond Fund (other than U.S. Treasury Fund) invests, and Alpha Only Fund may invest, a portion of its assets in shares of one or more other GMO Funds that are not diversified investment companies under the Investment Company Act of 1940, as amended. Except as otherwise noted in the Fund summaries of this Prospectus under “Principal investment strategies,” each of the Asset Allocation Funds may invest without limitation in other GMO Funds that are not diversified.

MANAGEMENT OF THE TRUST

GMO, 40 Rowes Wharf, Boston, Massachusetts 02110, provides investment management and shareholder servicing and supplemental support to the Funds (and to their respective wholly-owned subsidiary or subsidiaries, if any) and other GMO Funds. GMO is a private company, founded in 1977. As of May 31, 2015, GMO managed on a worldwide basis more than $120 billion.

Subject to the approval of the Trustees, GMO establishes and modifies when it deems appropriate the investment strategies of the Funds. In addition to its management of the Funds’ investment portfolios and the shareholder services and supplemental support it provides to the Funds, GMO administers the Funds’ business affairs.

Except for Implementation Fund, U.S. Treasury Fund and Class MF shares of Benchmark-Free Allocation Fund, each class of shares of a Fund offered by this Prospectus pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Class MF shares of Benchmark-Free Allocation Fund are subject to a supplemental support fee payable to GMO for providing supplemental support services to Class MF shareholders and their investment advisers. Those supplemental support services include, without limitation, (1) provision and presentation of educational and explanatory information about the Fund and its asset allocation strategy as requested or directed by an investor or its investment adviser, (2) provision and presentation of similar educational and explanatory information about the strategies of the GMO Funds in which the Fund invests, (3) provision and presentation of information for inclusion in the quarterly or other periodic reports of the investor, (4) provision of responses to information requests relating to oversight functions of the investor’s board of directors in areas including pricing, compliance, and taxation, (5) access to and meetings with GMO’s Chief Investment Strategist and Heads of GMO’s Asset Allocation Team and other investment professionals of GMO, (6) assistance with services provided by an investor’s investment adviser, and (7) such other assistance as may be requested from time to time by an investor or its agent, provided that such assistance is not primarily intended to result in the sale of Fund shares.

For the fiscal year ended February 28, 2015, GMO received a management fee (after any applicable waivers or reimbursements) equal to the percentage of each Fund’s average daily net assets set forth in the table below.

Fund	% of Average Net Assets
Benchmark-Free Allocation Fund	0.48%
Global Asset Allocation Fund	0.00%*
Global Equity Allocation Fund	0.00%*
Global Developed Equity Allocation Fund	0.00%*
Developed World Stock Fund	0.31%
Global Focused Equity Fund	0.00%
International Equity Allocation Fund	0.00%*
International Developed Equity Allocation Fund	0.00%*
Tax-Managed International Equities Fund	0.38%
International Equity Fund	0.46%
International Large/Mid Cap Equity Fund	0.31%
Foreign Fund	0.47%
Foreign Small Companies Fund	0.63%
International Small Companies Fund	0.43%
U.S. Equity Allocation Fund	0.29%
Emerging Markets Fund	0.72%
Emerging Countries Fund	0.36%

Fund	% of Average Net Assets
Emerging Domestic Opportunities Fund	0.72%
Quality Fund	0.31%
Resources Fund	0.41%
Global Bond Fund	0.00%
International Bond Fund	0.00%
Currency Hedged International Bond Fund	0.00%
Core Plus Bond Fund	0.10%
Emerging Country Debt Fund	0.35%
Debt Opportunities Fund	0.22%
Alpha Only Fund	0.46%
Asset Allocation Bond Fund	0.23%
Benchmark-Free Fund	0.00%*
Risk Premium Fund	0.42%
Strategic Opportunities Allocation Fund	0.00%*
Taiwan Fund	0.81%
U.S. Treasury Fund	0.00%

*	These Funds do not charge management fees directly but pay the management fees charged by the underlying Fund(s) in which they invest.

As of the date of this Prospectus, Benchmark-Free Bond Fund and Special Opportunities Fund had not operated for a full fiscal year but were paying (or will pay) GMO, as compensation for investment management services, an annual fee equal to 0.50% and 1.10%, respectively, of the Fund’s average daily net assets. GMO does not charge Implementation Fund a management fee for the management and administrative services provided to the Fund.

A discussion of the basis for the Trustees’ approval of each Fund’s investment management contract is included in the Fund’s shareholder report for the period during which the Trustees approved that contract, except that, in the case of a new Fund, a discussion of the basis for the Trustees’ approval of the Fund’s initial investment management contract is included in the Fund’s initial shareholder report.

GMO has retained its affiliate, GMO Singapore Pte. Limited, 1 Raffles Place, #53-00, Singapore 048616 (“GMO Singapore”), to assist GMO in furnishing an investment program for Emerging Domestic Opportunities Fund (“EDOF”). GMO Singapore commenced operations in February 2003 and furnishes discretionary investment advisory services, predominantly to institutional clients. Pursuant to a sub-advisory agreement with GMO and EDOF, GMO Singapore makes investment decisions for and places orders for the purchase and sale of securities for, all or part of EDOF’s portfolio, as determined by GMO. GMO (and not EDOF) will pay a sub-advisory fee to GMO Singapore for its services at a rate equal to 60% of the management fees received by GMO under EDOF’s investment management contract, net of any fee waiver or expense reimbursement obligations of GMO as may be in effect. A discussion of the basis for the Trustees’ approval of EDOF’s sub-advisory agreement with GMO Singapore is included in EDOF’s shareholder report for the period during which the Trustees approved that agreement. See “Distributions and Taxes” below for information regarding certain tax matters relating to the discretionary investment advisory services GMO Singapore provides to EDOF.

Different GMO Investment Teams have primary responsibility for managing the investments of different Funds. Investment Teams may include personnel of both GMO and its affiliates, including GMO Singapore. Each Investment Team’s investment professionals work collaboratively and often share investment insights with, and benefit from the insights of, other Investment Teams. For example, the Global Equity Team and the Asset Allocation Team collaborate on performance forecasts for groups of equities. The table below identifies the Investment Teams and the Funds for which they are primarily responsible.

Investment Team	Primary Responsibilities
Asset Allocation

Asset Allocation Funds, Alpha Only Fund, Implementation Fund, and Special Opportunities Fund

Asset class forecasts and high-level investment oversight:

Developed World Stock Fund, Tax-Managed International Equities Fund, International Equity Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, U.S. Equity Allocation Fund, and Resources Fund

Global Equity	Developed World Stock Fund, Tax-Managed International Equities Fund, International Equity Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, U.S. Equity Allocation Fund, Quality Fund, Resources Fund, and Risk Premium Fund
International Active	Global Focused Equity Fund, Foreign Fund, and Foreign Small Companies Fund
Emerging Markets	Emerging Markets Fund, Emerging Countries Fund, Emerging Domestic Opportunities Fund, and Taiwan Fund
Developed Fixed Income	Bond Funds (except Emerging Country Debt Fund)
Emerging Country Debt	Emerging Country Debt Fund

The following table identifies the senior member(s) of the Investment Team(s) with primary responsibility for managing the investments of different Funds and their title and business experience during the past five years. The senior members directly manage, or allocate to members of their Team responsibility for portions of the portfolios of, Funds for which they have responsibility, oversee the implementation of trades, review the overall composition of the Funds’ portfolios, including compliance with stated investment objectives and strategies, and monitor cash.

Funds	Senior Member	Title; Business Experience During Past 5 Years

Asset Allocation Funds*, Alpha Only Fund, and Implementation Fund

Asset class forecasts and high-level investment oversight:

Developed World Stock Fund, Tax-Managed International Equities Fund, International Equity Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, U.S. Equity Allocation Fund, and Resources Fund

	Ben Inker	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO. Mr. Inker has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since 1996 and of GMO’s developed fixed income portfolios since November 2014.
	Sam Wilderman	Co-Head, Asset Allocation Team and Co-Head, Developed Fixed Income Team, GMO. Mr. Wilderman has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since September 2012 and of GMO’s developed fixed income portfolios since November 2014. Previously, Mr. Wilderman had been Co-Head of GMO’s Global Equity Team since 2009.
Special Opportunities Fund	Ben Inker	See above.
	Sam Wilderman	See above.
	Chris Hudson	Portfolio Manager, Asset Allocation Team, GMO. Mr. Hudson has been responsible for overseeing the portfolio management of certain of GMO’s asset allocation portfolios since 2009.
Developed World Stock Fund, Tax-Managed International Equities Fund, International Equity Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, U.S. Equity Allocation Fund, Quality Fund, Resources Fund, and Risk Premium Fund	Thomas Hancock	Co-Head, Global Equity Team, GMO. Dr. Hancock has been responsible for overseeing the portfolio management of GMO’s international developed market and global equity portfolios since 1998.
	David Cowan	Co-Head, Global Equity Team, GMO. Mr. Cowan has provided research and portfolio management services to GMO’s global equity portfolios since 2006 and has been the Co-Head of the Global Equity Team since September 2012.
Global Focused Equity Fund	Drew Spangler	Head, International Active Team, GMO. Mr. Spangler has been responsible for overseeing the portfolio management of GMO’s international active equity portfolios since May 2011. Previously, Mr. Spangler provided portfolio and research services to GMO’s international active equity portfolios since 1994.
	Greg Shell	Portfolio Manager, International Active Team, GMO. Mr. Shell has been responsible for overseeing the portfolio management of GMO’s international active equity portfolios since 2009. Previously, Mr. Shell was an analyst at Columbia Management.
Foreign Fund Foreign Small Companies Fund	Drew Spangler	See above.

Funds	Senior Member	Title; Business Experience During Past 5 Years
Emerging Markets Fund Emerging Countries Fund Taiwan Fund	Arjun Divecha	Head, Emerging Markets Team, GMO. Mr. Divecha has been responsible for overseeing the portfolio management of GMO’s emerging markets equity portfolios since 1993.
Warren Chiang

Portfolio Manager, Emerging Markets Team, GMO.

Mr. Chiang has been responsible for overseeing the portfolio management of GMO’s emerging markets equity portfolios since June 2015. Previously, Mr. Chiang was Managing Director, Head of Active Equity Strategies at Mellon Capital Management.

Emerging Domestic Opportunities Fund	Arjun Divecha	See above.
	Amit Bhartia	Member, Emerging Markets Team, GMO Singapore. Mr. Bhartia has been responsible for overseeing the portfolio management of GMO’s emerging markets equity portfolios since 1995.
Bond Funds (except Debt Opportunities Fund and Emerging Country Debt Fund)	Ben Inker	See above.
	Sam Wilderman	See above.
Michael Emanuel

Portfolio Manager, Developed Fixed Income Team, GMO. Mr. Emanuel has been responsible for providing portfolio management services to GMO’s developed fixed income portfolios since 2014. Previously,

Mr. Emanuel was a portfolio manager at Convexity Capital Management.

	Greg Jones	Portfolio Manager, Developed Fixed Income Team, GMO. Mr. Jones has been responsible for providing portfolio management and research services to GMO’s developed fixed income portfolios since 2008.
Debt Opportunities Fund	Ben Inker	See above.
	Sam Wilderman	See above.
	Joe Auth	Portfolio Manager, Developed Fixed Income Team, GMO. Mr. Auth has been responsible for providing portfolio management services to GMO’s structured credit portfolios since 2014. Previously, Mr. Auth was a portfolio manager at Harvard Management Company.
Emerging Country Debt Fund	Thomas Cooper	Head, Emerging Country Debt Team, GMO. Mr. Cooper has been responsible for overseeing the portfolio management of GMO’s emerging country debt portfolios since 1994.
*	In the case of Implementation Fund, allocations among asset classes are made by the Asset Allocation Team and specific security selections are made primarily by other Investment Teams in collaboration with the Asset Allocation Team. For example, the Global Equity Team selects equity securities within Implementation Fund.

The SAI contains information about how GMO determines the compensation of the senior members, other accounts they manage and related conflicts, and their ownership of Funds for which they have responsibility.

Custodians and Fund Accounting Agents

State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts 02111, serves as the Trust’s custodian and fund accounting agent on behalf of the Asset Allocation Funds, the Bond Funds, U.S. Equity Allocation Fund, Quality Fund, Implementation Fund, and Risk Premium Fund. Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts 02110, serves as the Trust’s custodian and fund accounting agent on behalf of the Equity Funds (other than Global Equity Allocation Fund, Global Developed Equity Allocation Fund, International Equity Allocation Fund, International Developed Equity Allocation Fund, U.S. Equity Allocation Fund, and Quality Fund), Alpha Only Fund, and Taiwan Fund. State Street Bank provides similar services with respect to each of Implementation Fund’s and Special Opportunities Fund’s wholly-owned subsidiary.

Transfer Agent

State Street Bank serves as the Trust’s transfer agent on behalf of the Funds.

Expense Reimbursement

Except for Emerging Countries Fund, Resources Fund, Benchmark-Free Bond Fund, Global Bond Fund, Emerging Country Debt Fund, Special Opportunities Fund, and Taiwan Fund, GMO has contractually agreed to reimburse each GMO Fund for its “Specified Operating Expenses” (as defined below). GMO has contractually agreed to reimburse each of Emerging Countries Fund, Resources Fund, Benchmark-Free Bond Fund, Global Bond Fund, and Special Opportunities Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds the following percentages of the Fund’s average daily net assets:

Emerging Countries Fund	0.35%
Resources Fund	0.10%
Benchmark-Free Bond Fund	0.05%
Global Bond Fund	0.06%
Special Opportunities Fund	0.10%

As used in this Prospectus, subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, and custody expenses. In the case of Emerging Markets Fund, “Specified Operating Expenses” does not include custody expenses, and in the case of Emerging Domestic Opportunities Fund, “Specified Operating Expenses” only includes custody expenses to the extent that they exceed 0.10% of the Fund’s average daily net assets.

For each Fund (other than Benchmark-Free Allocation Fund) that pays GMO a management fee, GMO has contractually agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund (other than Benchmark-Free Allocation Fund) that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

In addition, for Emerging Markets Fund only, GMO has contractually agreed to waive the shareholder service fee charged to holders of each class of shares of the Fund offered by this Prospectus to the extent necessary to prevent the shareholder service fees borne by each class of shares of the Fund from exceeding the percentage of the class’s average daily net assets specified in the Fund’s “Annual Fund operating expenses” table.

These contractual waivers and reimbursements will continue through at least June 30, 2016 for each Fund unless the Fund’s Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplement support agreement.

In addition to the contractual waivers and reimbursements described above, GMO has voluntarily waived U.S. Treasury Fund’s entire management fee. GMO may change or terminate this waiver at any time. While this waiver is in effect, the Fund will incur management fees at a lower annual rate than the rate shown in the “Annual Fund operating expenses” table in the Fund’s summary, and, as a result, total annual operating expenses after expense reimbursement for the Fund will be lower than the amount(s) shown in the table.

For Benchmark-Free Allocation Fund only, the fees payable to GMO under its management contract and servicing and supplemental support agreement are reduced by amounts equal to the management fees and shareholder service fees, respectively, that GMO receives as a result of the Fund’s investment in underlying GMO Funds. In addition, effective March 1, 2014, GMO has contractually agreed to reduce the rate of the supplemental support fees charged to the Fund’s Class MF shares to a rate to be charged in any month (starting on the first business day of the month) based on the net assets attributable to Class MF shares as of the last business day of the preceding month based on the following schedule: 0.10% on the first $6 billion of net assets, 0.05% on the next $2 billion, 0.03% on the next $2 billion, and 0.01% thereafter; provided, however, that the effective rate charged at any time will not be reduced to less than 0.06% of Class MF’s average daily net assets. The rate will be calculated before giving effect to any reduction or waiver described above, and any applicable reduction or waiver will serve to further reduce the supplemental support fees paid to GMO. This reduction will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Additional Information

The Trust enters into contractual arrangements with various parties, including, among others, the Funds’ investment manager, shareholder service provider, sub-adviser, custodians and fund accounting agents, transfer agent, distributor and placement agent, who provide services to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of a Fund. None of this Prospectus, the SAI or any contract that is an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Funds and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

DETERMINATION OF NET ASSET VALUE

The net asset value or “NAV” of a Fund or each class of shares of a Fund, as applicable, is determined as of the close of regular trading on the NYSE, generally at 4:00 p.m. Eastern time. Current net asset values per share for each series of GMO Trust are available at www.gmo.com.

The NAV per share of a class of shares of a Fund is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, allocated to that share class by the total number of outstanding shares of that class. NAV is not determined on any days when the NYSE is closed for business. In addition, NAV for the Bond Funds and Special Opportunities Fund is not determined (and accordingly transactions in shares of the Bond Funds or Special Opportunities Fund are not processed) on days when either the NYSE or the U.S. bond markets are closed. Taiwan Fund does not determine NAV on days when either the NYSE or the Taiwan Stock Exchange (“TSE”) is closed for trading. As a result, from time to time, Taiwan Fund may not determine NAV for several consecutive weekdays (e.g., during the Chinese Lunar New Year), during which time investors will be unable to redeem their shares in Taiwan Fund. In addition, because some Funds hold portfolio securities listed on non-U.S. exchanges that trade on days on which the NYSE or the U.S. bond markets are closed, the net value of those Funds’ assets may change significantly on days when shares cannot be redeemed.

A Fund may elect not to determine NAV on days when none of its shares are tendered for redemption and it accepts no orders to purchase its shares.

The value of the Funds’ investments is generally determined as follows:

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available:

•	Last sale price or

•	Official closing price or

•	Most recent quoted price published by the exchange (if no reported last sale or official closing price) or

•	Quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange)

(Also, see discussion in “‘Fair Value’ pricing” below.)

Exchange-traded options:

•

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions

Cleared derivatives:

•

Price quoted (which may be based on a model) by the relevant clearing house (if an updated quote for a cleared derivative is not available by the time that a Fund calculates its NAV on any business day, then that derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house)

OTC derivatives:

•	Price generally determined by an industry standard model

Unlisted non-fixed income securities for which market quotations are readily available:

•	Most recent quoted price

Fixed income securities (includes bonds, asset-backed securities, loans, structured notes):

•

Most recent quoted price supplied by a single pricing source chosen by GMO (if an updated quoted price for a fixed income security is not available by the time that a Fund calculates its NAV on any business day, the Fund will generally use the most recent quoted price to value that security)

Note: Reliable quoted prices may not always be available. When they are not available, the Funds may use alternative valuation methodologies (e.g., valuing the relevant assets at “fair value” as described below).

Shares of other GMO Funds and other open-end registered investment companies:

•	Most recent NAV

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third party pricing source in accordance with the market practice for that security.

The prices of non-U.S. securities quoted in foreign currencies, foreign currency balances, and the value of non-U.S. forward currency contracts are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 p.m. Eastern time, at then current exchange rates or at such other rates as the Trustees or persons acting at their direction may determine in computing NAV.

Although GMO normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by a Fund, although the prices supplied by those alternative sources do not necessarily align with the prices supplied by primary pricing sources.

“Fair Value” pricing:

For all other assets and securities, including derivatives, and in cases where quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, the Funds’ investments are valued at “fair value,” as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees.

With respect to the Funds’ use of “fair value” pricing, you should note the following:

▶

In some cases, a significant percentage of a Fund’s assets may be “fair valued.” Factors that may be considered in determining “fair value” include, among others, the value of other financial instruments traded on other markets, trading volumes, changes in interest rates, observations from financial institutions, significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before a Fund’s NAV is calculated, other news events, and significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale.

▶

The valuation methodologies described above are modified for equities that trade in non-U.S. securities markets that close prior to the close of the NYSE due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close.

▶

A Fund’s use of fair value pricing may cause the Fund’s returns to differ from those of its benchmark or other comparative indices more than would otherwise be the case. For example, a Fund may fair value its international equity holdings as a result of significant events that occur after the close of the relevant market and before the time the Fund’s NAV is calculated. In these cases, the benchmark or index may use the local market closing price, while the Fund uses an adjusted “fair value” price.

NAME POLICIES

To comply with SEC rules regarding the use of descriptive words in a fund’s name, some Funds have adopted policies of investing at least 80% of the value of their net assets plus the amount of any borrowings made for investment purposes in specific types of investments, industries, countries, or geographic regions (each policy, a “Name Policy”). Those Name Policies are described in the “Principal investment strategies” section of their summaries.

A Fund will not change its Name Policy without providing its shareholders at least 60 days’ prior written notice. When used in connection with a Fund’s Name Policy, “assets” include the Fund’s net assets plus any borrowings made for investment purposes. In addition, a Name Policy calling for a Fund to invest in a particular country or geographic region requires that the Fund’s investments be “tied economically” (or “related” in the case of Emerging Domestic Opportunities Fund) to that country or region. For purposes of this Prospectus, an investment is “tied economically” (or “related”) to a particular country or region if, at the time of purchase, it is (i) in an issuer that is organized under the laws of that country or of a country within that region or in an issuer that maintains its principal place of business in that country or region; (ii) traded principally in that country or region; or (iii) in an issuer that derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that country or region, or has at least 50% of its assets in that country or region. A Fund may invest directly in securities of companies in a particular industry, country, or geographic region or indirectly, for example, by purchasing securities of another Fund or investing in derivatives or synthetic instruments with underlying assets that have economic characteristics similar to investments tied economically (or related) to a particular industry, country, or geographic region. Funds with the term “international,” “global,” or “world” included in their names have not adopted formal Name Policies with respect to those terms but typically invest in investments that are tied economically to, or seek exposure to, a number of countries throughout the world.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds have established a policy with respect to disclosure of their portfolio holdings. That policy is described in the SAI. The Funds’ portfolio holdings are available quarterly on the SEC’s website when the Funds file a Form N-CSR (annual/semiannual report) or Form N-Q (quarterly schedule of portfolio holdings).

Up to the largest fifteen portfolio holdings of some Funds (on a look through basis in the case of the Asset Allocation Funds) and all of the direct holdings of the Asset Allocation Funds (which includes GMO Funds in which the Fund invests) may be posted monthly on GMO’s website (www.gmo.com). In addition, attribution information regarding the positions of some Funds may be posted monthly on GMO’s website (e.g., best/worst performing positions in the Fund over a specified time period). Such information is available without a confidentiality agreement to registered users on GMO’s website.

Additional information regarding the portfolio holdings of some Funds as of each month’s end is made available to shareholders of the Trust (including shareholders of record who have indirect investments in a Fund through another GMO Fund) (“permitted shareholders”), qualified potential shareholders as determined by GMO (including qualified potential shareholders of record who are considering an indirect investment in a Fund through another fund managed by GMO) (“potential shareholders”), and their consultants and agents, as set forth below:

Funds	Approximate date of release of holdings information
All Funds except Asset Allocation Funds	5 days after month end (final)
Asset Allocation Funds	2 days after month end (preliminary) 5 days after month end (final)

Permitted shareholders and potential shareholders of Funds that invest in other GMO Funds, as well as their consultants and agents, are able to access the portfolio holdings of the GMO Funds in which those Funds invest when that information is posted each month on GMO’s website. Periodically, in response to heightened market interest in specific issuers, a Fund’s holdings in one or more issuers may be made available on a more frequent basis to permitted shareholders, potential shareholders, and their consultants and agents (collectively, “permitted recipients”) through a secured link on GMO’s website. This information may be posted as soon as the business day following the date to which the information relates.

To access this information on GMO’s website (www.gmo.com/america/strategies), permitted recipients must contact GMO to obtain a user name and password (to the extent they do not already have them) and generally must enter into a confidentiality and non-use agreement with GMO. Any exception must be approved in advance as described in the SAI. GMO also may make portfolio holdings information (including information regarding underlying GMO Fund holdings) available in alternate formats and under additional circumstances under the conditions described in the SAI. Beneficial owners of shares of a Fund who have invested in the Fund through a broker or agent should contact that broker or agent for information on how to obtain access to information on the website regarding the Fund’s portfolio holdings.

The Funds or GMO may suspend the posting of portfolio holdings of one or more Funds, and the Funds may modify the disclosure policy, without notice to shareholders. Once posted, a Fund’s portfolio holdings typically will remain available on the website at least until the Fund files a Form N-CSR (annual/semiannual report) or Form N-Q (quarterly schedule of portfolio holdings) for the period that includes the date of those holdings.

HOW TO PURCHASE SHARES

Under ordinary circumstances, you may purchase a Fund’s shares directly from the Trust on days when the NYSE is open for business (and, in the case of a Bond Fund and Special Opportunities Fund, on days when the U.S. bond markets also are open for business, and, in the case of Taiwan Fund, on days when the TSE also is open for business). In addition, certain brokers and agents are authorized to accept purchase and redemption orders on the Funds’ behalf. These brokers and agents may charge transaction fees and impose restrictions on purchases of Fund shares through them. For instructions on purchasing shares, call the Trust at 1-617-346-7646, send an e-mail to SHS@GMO.com, or contact your broker or agent. The Trust will not accept a purchase order until it has received a GMO Trust Application deemed to be in good order by the Trust or its agent. In addition, the Trust may not accept a purchase order unless an Internal Revenue Service (“IRS”) Form W-9 (for U.S. shareholders) or the appropriate IRS Form W-8 (for non-U.S. shareholders) with a correct taxpayer identification number (if required) is on file with, and that W-9 or W-8 is deemed to be in good order by, the Trust’s withholding agent, State Street Bank and Trust Company. The Trust, its agent or a financial intermediary may require additional tax-related certifications, information or other documentation from you in order to comply with applicable U.S. federal reporting and withholding tax provisions, including the Foreign Account Tax Compliance Act. If you do not provide such IRS forms and other certifications, information or documentation, you may be subject to withholding taxes on distributions or proceeds received upon the sale, exchange or redemption of your Fund shares. For more information on these rules, see “Taxes” in the SAI. Please consult your tax adviser to ensure all tax forms provided to the Trust or its agent are completed properly and maintained, as required, in good order. GMO and/or its agents have the right to decide when a completed form is in good order.

Purchase Policies.    You must submit a purchase order in good order to avoid its being rejected. In general, a purchase order is in “good order” if it includes:

•	The name of the Fund being purchased;

•	The U.S. dollar amount of the shares to be purchased;

•	The date on which the purchase is to be made (subject to receipt prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) (the “Cut-off Time”) on that date);

•	The name and/or the account number (if any) set forth with sufficient clarity to avoid ambiguity; and

•	The signature of an authorized signatory as identified in the GMO Trust Application or subsequent authorized signers list.

For retirement accounts, additional information regarding contributions typically is required.

If payment in full (in U.S. funds paid by check or wire or, when approved, by securities) is not received prior to the Cut-off Time on the intended purchase date, the order may be rejected or deferred until payment in full is received unless prior arrangements for later payment have been approved by GMO.

If a purchase order is received in good order by the Trust or its agent, together with payment in full, prior to the Cut-off Time, the purchase price for the Fund shares to be purchased is the net asset value per share of the class of Fund shares being purchased determined on that day (plus any applicable purchase premium). If that order is received after the Cut-off Time, the purchase price for the Fund shares to be purchased is the net asset value per share of the class of Fund shares to be purchased determined on the next business day that the NYSE is open (plus any applicable purchase premium). In the case of a Bond Fund and Special Opportunities Fund, purchase orders that are received on days when either the NYSE or the U.S. bond markets are closed will not be accepted until the next day on which both the NYSE and the U.S. bond markets are open, and the purchase price will be the net asset value per share of the class of Fund shares to be purchased determined on that day (plus any applicable purchase premium). In the case of Taiwan Fund, purchase orders that are received on days when either the NYSE or the TSE is closed will not be accepted until the next day on which both the NYSE and the TSE are open, and the purchase price will be the net asset value per share determined that day (plus any applicable purchase premium). See “Purchase Premiums and Redemption Fees” on page 174 of this Prospectus for a discussion of purchase premiums charged by some Funds, including circumstances under which all or a portion of the purchase premiums may be waived. Purchase premiums are not charged on reinvestments of dividends or other distributions.

To help the U.S. government fight the funding of terrorism and money laundering activities, federal law requires the Trust to verify identifying information provided by each investor in its GMO Trust Application, and the Trust may require further identifying documentation. If the Trust is unable to verify the information shortly after your account is opened, the account may be closed and your shares redeemed at their net asset value at the time of the redemption.

The Trust and/or its agents reserve the right to reject any purchase order. In addition, without notice, a Fund in its sole discretion may temporarily or permanently suspend sales of its shares to new investors and/or existing shareholders.

Minimum initial investment amounts (by class, if applicable) are set forth in the tables on page 175 of this Prospectus. No minimum initial investment is required to purchase Class MF shares of Benchmark-Free Allocation Fund. The Trust may increase minimum initial investment amounts at any time and may waive initial minimums for some investors.

Funds advised or sub-advised by GMO (“Top Funds”) may purchase shares of other GMO Funds after the Cut-off Time and receive the current day’s price if the following conditions are met: (i) the Top Fund received a purchase order in good order prior to the Cut-off Time on that day; and (ii) the purchase(s) by the Top Fund of shares of the other GMO Funds are executed pursuant to an allocation predetermined by GMO prior to that day’s Cut-off Time.

Submitting Your Purchase Order Form.    Completed purchase order forms can be submitted by mail, facsimile, or e-mail (provided that a PDF copy of the completed purchase order form is attached to the e-mail) or other form of communication pre-approved by Shareholder Services to the Trust at:

GMO Trust

c/o Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf

Boston, Massachusetts 02110

Facsimile: 1-617-439-4192

Attention: Shareholder Services

E-mail: clientorder@gmo.com

Call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com to confirm that GMO received, made a good order determination regarding, and accepted your purchase order form. Do not send cash, checks, or securities directly to the Trust. A purchase order submitted by mail, facsimile or e-mail is “received” by the Trust when it is actually received by the Trust or its agent. The Trust is not responsible for purchase orders submitted but not actually received by the Trust or its agent for any reason, including purchase orders not received on account of a computer virus or other third-party interference.

Funding Your Investment.    You may purchase shares:

•	with cash (by means of wire transfer or check or other form of payment preapproved by GMO Shareholder Services)

▶	By wire. Instruct your bank to wire your investment to:

State Street Bank and Trust Company, Boston, Massachusetts

ABA#: 011000028

Attn: Transfer Agent

Credit: GMO Trust Deposit Account 00330902

Further credit: GMO Fund/Account name and number

▶

By check.    All checks must be made payable to the appropriate Fund or to GMO Trust. The Trust will not accept checks payable to a third party that have been endorsed by the payee to the Trust. Mail checks to:

By U.S. Postal Service:	By Overnight Courier:
State Street Bank and Trust Company	State Street Bank and Trust Company
Attn: GMO Transfer Agent	Attn: GMO Transfer Agent
Box 5493	100 Huntington Avenue
Mail Code CPH0255	Mail Code CPH0255
Boston, Massachusetts 02206	Copley Place Tower 2, Floor 3
Boston, Massachusetts 02116

•	in exchange for securities acceptable to GMO

▶	securities must be approved by GMO prior to transfer to the Fund

▶	securities will be valued as set forth under “Determination of Net Asset Value”

▶	you may bear any stamp or other transaction-based taxes or certain other costs arising in connection with the transfer of securities to the Fund.

•	by a combination of cash and securities

The Trust is not responsible for cash (including wire transfers and checks) or securities delivered in connection with a purchase of Fund shares until they are actually received by the Fund. A purchaser will not earn interest on any funds prior to their investment in a Fund. In the case of Developed World Stock Fund, Global Focused Equity Fund, Tax-Managed International Equities Fund, International Equity Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, and Resources Fund, a purchase may be made in U.S. dollars or, in GMO’s sole discretion, in another currency deemed acceptable by GMO. Non-U.S. dollar currencies used to purchase Fund shares will be valued in accordance with the Trust’s valuation procedures.

Frequent Trading Activity.    As a matter of policy, the Trust will not honor requests for purchases or exchanges by shareholders identified as engaging in frequent trading strategies, including market timing, that GMO determines could be harmful to a Fund and its shareholders. Frequent trading strategies generally are strategies that involve repeated exchanges or purchases and redemptions (or redemptions and purchases) within a short period of time. Frequent trading strategies can be disruptive to the efficient management of a Fund, materially increase portfolio transaction costs and taxes, dilute the value of shares held by long-term investors, or otherwise be harmful to a Fund and its shareholders.

The Trustees have adopted procedures designed to detect and prevent frequent trading activity that could be harmful to a Fund and its shareholders (the “Procedures”). The Procedures include the fair valuation of non-U.S. securities, periodic surveillance of trading in shareholder accounts and inquiry as to the nature of trading activity. If GMO determines that an account is engaging in frequent trading that has the potential to be harmful to a Fund or its shareholders, the Procedures permit GMO to adopt various preventative measures, including suspension of the account’s exchange and purchase privileges. There is no assurance that the Procedures will be effective in all instances. The Funds reserve the right to reject any order or terminate the sale of Fund shares at any time.

Each of the Procedures does not apply to all Funds or all Fund trading activity. Application of the Procedures is dependent upon: (1) whether a Fund imposes purchase premiums or redemption fees or both, (2) the nature of a Fund’s investment program, including its typical cash positions and whether it invests in non-U.S. securities, and (3) whether GMO has investment discretion over the purchase, exchange, or redemption activity. The Asset Allocation Funds and other funds and accounts over which GMO has investment discretion invest in other GMO Funds and are not subject to restrictions on how often they may purchase those Funds’ shares. Although GMO may not take affirmative steps to detect frequent trading for certain Funds, GMO will not honor requests for purchases or exchanges by shareholders identified as engaging in frequent trading strategies that GMO determines could be harmful to the Funds involved and their shareholders.

Shares of some Funds are distributed through financial intermediaries that submit aggregate or net purchase and redemption orders through omnibus accounts. These omnibus accounts often by nature engage in frequent transactions due to the daily trading activity of their investors. Because transactions by omnibus accounts often take place on a net basis, GMO’s ability to detect and prevent the implementation of frequent trading strategies within those accounts is limited. GMO ordinarily seeks the agreement of a financial intermediary to monitor and restrict frequent trading in accordance with the Procedures. In addition, the Funds may rely on a financial intermediary to monitor and restrict frequent trading in accordance with the intermediary’s policies and procedures in lieu of the Procedures if GMO believes that the financial intermediary’s policies and procedures are reasonably designed to detect and prevent frequent trading activity that could be harmful to a Fund and its shareholders. Shareholders who own Fund shares through an intermediary should consult with that intermediary regarding its frequent trading policies.

HOW TO REDEEM SHARES

Under ordinary circumstances, you may redeem a Fund’s shares on days when the NYSE is open for business (and, in the case of a Bond Fund and Special Opportunities Fund, on days when the U.S. bond markets also are open for business, and, in the case of Taiwan Fund, on days when the TSE also is open for business). Redemption orders should be submitted directly to the Trust unless the Fund shares to be redeemed were purchased through a broker or agent, in which case the redemption order should be submitted to that broker or agent. The broker or agent may charge transaction fees and impose restrictions on redemptions of Fund shares through it. For instructions on redeeming shares directly, call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com. A Fund may remit the redemption proceeds for redemption orders received on the same day at different times for different shareholders and may take up to seven days to remit proceeds.

Redemption Policies.    You must submit a redemption order in good order to avoid having it rejected by the Trust or its agent. In general, a redemption order is in “good order” if it includes:

•	The name of the Fund being redeemed;

•	The number of shares or the dollar amount of the shares to be redeemed or, in the case of a Fund with a redemption fee, the dollar amount that the investor wants to receive;

•	The date on which the redemption is to be made (subject to receipt prior to the Cut-off Time on that date);

•	The name or the account number set forth with sufficient clarity to avoid ambiguity;

•	The signature of an authorized signatory as identified in the GMO Trust Application or subsequent authorized signers list; and

•

Wire instructions or registration address that match the wire instructions or registration address (as applicable) on file at GMO or confirmation from an authorized signatory that the wire instructions are valid.

For retirement accounts, additional information regarding distributions typically is required.

If a redemption order is received in good order by the Trust or its agent prior to the Cut-off Time, the redemption price for the Fund shares being redeemed is the net asset value per share of the class of Fund shares being redeemed determined on that day (less any applicable redemption fee). In the case of a Bond Fund and Special Opportunities Fund, redemption orders in good order that are received on days when either the NYSE or the U.S. bond markets are closed will not be accepted until the next day on which both the NYSE and the U.S. bond markets are open, and the redemption price will be the net asset value per share of the class of Fund shares being redeemed determined that day (less any applicable redemption fee). In the case of Taiwan Fund, redemption orders in good order that are received on days when either the NYSE or the TSE is closed will not be accepted until the next day on which both the NYSE and the TSE are open, and the redemption price will be the net asset value per share determined that day (less any applicable redemption fee). If a redemption order is received after the Cut-off Time, the redemption price for the Fund shares to be redeemed will be the net asset value per share determined on the next business day that the NYSE is open (less any applicable redemption fee), and, in the case of the Bond Funds and Special Opportunities Fund, the next business day that the U.S. bond markets also are open (less any applicable redemption fee), and, in the case of Taiwan Fund, the next business day that the TSE also is open (less any applicable redemption fee), unless you or another authorized person on your account has instructed GMO Shareholder Services in writing to defer the redemption to another day. You or another authorized person on your account may revoke your redemption order in writing at any time prior to the Cut-off Time on the redemption date. Redemption fees, if any, apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions). See “Purchase Premiums and Redemption Fees” on page 174 for a discussion of redemption fees charged by some Funds, including circumstances under which all or a portion of the fees may be waived. In the event of a disaster affecting Boston, Massachusetts, you should contact GMO to confirm that your redemption order was received and is in good order.

Failure to provide the Trust or its agent with a properly authorized redemption order or otherwise satisfy the Trust as to the validity of any change to the wire instructions or registration address may result in a delay in processing a redemption order, delay in remittance of redemption proceeds, or a rejection of the redemption order.

In GMO’s sole discretion, a Fund may pay redemption proceeds wholly or partly in securities (selected by GMO) instead of cash. In particular, if market conditions deteriorate and GMO believes a Fund’s redemption fee (if any) will not fairly compensate a Fund for transaction costs, the Fund may limit cash redemptions and use portfolio securities to pay the redemption price to protect the interests of all Fund shareholders. Redemptions paid with portfolio securities may require shareholders to enter into new custodial arrangements if they do not have accounts available for holding securities directly.

If a redemption is paid in cash:

•	payment will generally be made by means of a federal funds transfer to the bank account designated in the relevant GMO Trust Application

▶

designation of one or more additional bank accounts or any change in the bank accounts originally designated in the GMO Trust Application must be made in a recordable format by an authorized signatory according to the procedures in the GMO Trust Redemption Order Form

▶	if an ambiguity in wire instructions cannot be resolved in a timely manner, GMO may elect to remit redemption proceeds by check

•	upon request, payment will be made by check mailed to the registered address (unless another address is specified according to the procedures in the GMO Trust Redemption Order Form)

•

In the case of Developed World Stock Fund, Global Focused Equity Fund, Tax-Managed International Equities Fund, International Equity Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, and Resources Fund, a redemption may, in GMO’s sole discretion, be paid in whole or in part in a currency other than U.S. dollars when the redeeming shareholder has indicated a willingness to receive the redemption proceeds in that currency. Non-U.S. dollar currencies used to pay redemption proceeds will be valued in accordance with the Trust’s valuation procedures.

The Trust will not process what it reasonably believes are duplicate redemption requests.

The Trust will not pay redemption proceeds to third-parties and does not offer check-writing privileges.

The Trust typically will not pay redemption proceeds to multiple bank accounts.

Redemption requests may be revoked prior to the Cut-off Time on the redemption date.

If a redemption is paid with securities, you should note that:

•	the securities will be valued as set forth under “Determination of Net Asset Value”;

•	the securities will be selected by GMO in light of the Fund’s objective and other practical considerations and may not represent a pro rata distribution of each security held in the Fund’s portfolio;

•	you will likely incur brokerage charges on the sale of the securities;

•	redemptions paid in securities generally are treated by shareholders for tax purposes the same as redemptions paid in cash;

•	you may bear any stamp or other transaction-based taxes or certain other costs arising in connection with the Fund’s transfer of securities to you; and

•	the securities will be transferred and delivered by the Trust as directed in writing by an authorized person on your account.

Each Fund may suspend the right of redemption and may postpone payment for more than seven days:

•	during periods when the NYSE is closed other than customary weekend or holiday closings;

•	during periods when trading on the NYSE is restricted;

•	during an emergency that makes it impracticable for a Fund to dispose of its securities or to fairly determine its net asset value; or

•	during any other period permitted by the SEC.

Pursuant to the Trust’s Amended and Restated Agreement and Declaration of Trust, the Trust has the unilateral right to redeem Fund shares held by a shareholder at any time (i) if at that time the shareholder owns shares of a Fund or a class of shares of a Fund having an aggregate net asset value of less than an amount determined from time to time by the Trustees; (ii) to the extent the shareholder owns shares of a Fund or a class of shares of a Fund equal to or in excess of a percentage of the outstanding shares of the Fund or the class of shares of the Fund determined from time to time by the Trustees; or (iii) as a means of satisfying legal obligations of the Trust in respect of a withholding tax and related interest, penalty and similar charges, including but not limited to obligations occasioned by the failure of a shareholder to provide any documentation requested by the Trust or its agent. The Trustees have authorized GMO in its sole discretion to redeem shares to prevent a shareholder from becoming an affiliated person of a Fund.

Top Funds may redeem shares of other GMO Funds after the Cut-off Time and receive the current day’s price if the following conditions are met: (i) the Top Fund received a redemption order prior to the Cut-off Time on that day; and (ii) the redemption of the shares of the other GMO Funds is executed pursuant to an allocation predetermined by GMO prior to that day’s Cut-off Time.

Cost Basis Reporting.    If your account is subject to U.S. federal tax reporting or you otherwise have informed a Fund that you would like to receive “informational only” U.S. federal tax reporting, upon your redemption or exchange of Fund shares that you hold in that account, the Fund will provide you with cost basis and certain other related tax information about those shares. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Shares of a Fund acquired prior to January 1, 2012 generally are not subject to these rules, and shareholders are responsible for keeping their own records for determining their tax basis in these shares. Please consult the Trust for more information regarding available methods for cost basis reporting, including the Fund’s default method, and how to select or change a particular method. You should consult your tax adviser to determine which available cost basis method is most appropriate for you.

If you purchased shares of a Fund through an intermediary, in general, the intermediary and not the Fund will be responsible for providing the cost basis and related reporting described above, including pursuant to the intermediary’s available cost basis accounting methods. Thus, shareholders purchasing shares through an intermediary should contact the intermediary for more information about how to select a particular cost basis accounting method in respect of Fund shares, as well as for information about the intermediary’s particular default method.

Submitting Your Redemption Order.     Redemption orders can be submitted by mail, facsimile, or e-mail or other form of communication pre-approved by Shareholder Services to the Trust at the address/facsimile number/e-mail address set forth under “How to Purchase Shares — Submitting Your Purchase Order Form.” Redemption orders are “received” by the Trust when they are actually received by the Trust or its agent. Call the Trust at 1-617-346-7646 or send an e-mail to SHS@GMO.com to confirm that GMO received, made a good order determination regarding, and accepted your redemption order.

PURCHASE PREMIUMS AND REDEMPTION FEES

Purchase premiums and redemption fees are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in Underlying Funds or a wholly-owned subsidiary) as a result of the purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder.

Each of the Asset Allocation Funds may charge purchase premiums and redemption fees. Purchase premiums and redemption fees for the Asset Allocation Funds are typically reassessed annually by GMO based on the weighted average of (i) the estimated transaction costs for directly held assets (including assets held by a wholly-owned subsidiary) and (ii) the purchase premiums and redemption fees, if any, imposed by the GMO Funds in which the Asset Allocation Funds invest. If that weighted average is less than 0.05%, the Asset Allocation Funds usually will not charge a purchase premium or redemption fee.

A Fund may impose a new purchase premium and redemption fee or modify an existing fee at any time. Please refer to the “Shareholder fees” table under the caption “Fees and expenses” in each Fund’s summary for details regarding the purchase premium and redemption fee, if any, charged by a Fund.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

Waiver of Purchase Premiums/Redemption Fees

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs. For example, GMO may waive all or a portion of the purchase premiums and redemption fees for the Asset Allocation Funds when they are de minimis or GMO deems it equitable to do so, including without limitation when the weighted average of (i) the estimated transaction costs for directly held assets and (ii) the purchase premiums and redemption fees, if any, imposed by the GMO Funds in which an Asset Allocation Fund invests are less than the purchase premium and redemption fee imposed by the Asset Allocation Fund.

GMO will waive or reduce the purchase premium when securities are used to purchase a Fund’s shares except to the extent that the Fund incurs transaction costs (e.g., stamp duties or transfer fees) in connection with its acquisition of those securities. GMO may waive or reduce redemption fees when a Fund uses portfolio securities to redeem its shares. However, when a substantial portion of a Fund is being redeemed in-kind, the Fund may nonetheless charge a redemption fee equal to known or estimated costs.

Purchase premiums or redemption fees generally will not be waived for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms that are allowed pursuant to agreements with the Trust to transmit orders for purchases and redemptions the day after those orders are received.

GMO may consider known cash flows out of or into Funds when placing orders for the cash purchase or redemption of Fund shares by accounts over which it has investment discretion, including the Asset Allocation Funds and other pooled investment vehicles. Consequently, participants in those accounts will tend to benefit more from waivers of the Funds’ purchase premiums and redemption fees than other Fund shareholders.

MULTIPLE CLASSES AND ELIGIBILITY

Most Funds offer multiple classes of shares. The sole economic difference among the various classes of shares is in their shareholder service fee (and supplemental support fee in the case of Benchmark-Free Allocation Fund). Differences in the shareholder service fee reflect the fact that, as the size of an investor relationship increases, the cost to service that investor decreases as a percentage of the investor’s assets managed by GMO and its affiliates. Thus, the shareholder service fee generally is lower for classes requiring greater minimum investments.

Except for Class MF shares of Benchmark-Free Allocation Fund, an investor’s eligibility to purchase Fund shares or different classes of Fund shares depends on the investor’s meeting either (i) the “Minimum Total Fund Investment,” which involves only an investor’s total investment in a particular Fund, or (ii) the “Minimum Total GMO Investment,” both of which are set forth in the table below. Mutual funds that wish to invest in shares of Benchmark-Free Allocation Fund and to receive supplemental support services are eligible to purchase its Class MF shares. No minimum initial investment is required to purchase Class MF shares. For investors owning shares of a Fund, no minimum additional investment is required to purchase additional shares of that Fund.

Minimum Investment Criteria for Class Eligibility

		Minimum Total Fund Investment	Minimum Total GMO Investment[1]	Shareholder Service Fee (as a % of average daily net assets)
Class II Shares	All Funds Offering Class II Shares	N/A	$10 million	0.22%
Class III Shares

Global Asset Allocation Fund

Global Equity Allocation Fund

Global Developed Equity Allocation Fund

International Equity Allocation Fund

International Developed Equity Allocation Fund

Benchmark-Free Fund

Strategic Opportunities Allocation Fund

		N/A	$10 million	0.00%[2]
	Tax-Managed International Equities Fund	N/A	$10 million (or $5 million in tax-managed GMO products)	0.15%
	International Equity Fund Foreign Fund	N/A	$35 million	0.15%
	Emerging Markets Fund Emerging Domestic Opportunities Fund	$50 million	N/A	0.15%
	All Other Funds Offering Class III Shares	N/A	$10 million	0.15%
Class IV Shares	Benchmark-Free Allocation Fund Developed World Stock Fund Global Focused Equity Fund Foreign Small Companies Fund U.S. Equity Allocation Fund Resources Fund Benchmark-Free Bond Fund Core Plus Bond Fund Emerging Country Debt Fund Alpha Only Fund Risk Premium Fund Special Opportunities Fund	$125 million	$250 million	0.10%
	International Equity Fund International Large/Mid Cap Equity Fund Foreign Fund	$125 million	$250 million	0.09%
	Emerging Markets Fund Emerging Domestic Opportunities Fund Quality Fund	$125 million	$250 million	0.105%
Class V Shares	All Funds Offering Class V Shares	$250 million	$500 million	0.085%
Class VI Shares	All Funds Offering Class VI Shares	$300 million	$750 million	0.055%

Minimum Investment Criteria and Eligibility for Implementation Fund and U.S. Treasury Fund

	Minimum Total Fund Investment	Minimum Total GMO Investment[1]	Shareholder Service Fee (as a % of average daily net assets)
Implementation Fund U.S. Treasury Fund	N/A	$10 million	N/A

1 The eligibility requirements in the table above are subject to exceptions and special rules for plan investors investing through financial intermediaries and for investors with continuous investments in Foreign Fund or International Equity Fund since May 31, 1996. See discussion immediately following these tables for more information about these exceptions and special rules.

2 These Funds indirectly bear shareholder service fees by virtue of their investments in other GMO Funds.

An investor’s Minimum Total GMO Investment equals GMO’s estimate of the market value of all the investor’s assets managed by GMO and its affiliates (i) at the time of the investor’s initial investment, (ii) at the close of business on the last business day of each calendar quarter, or (iii) at other times as determined by GMO (including those described below under “Conversions between Classes”) (each, a “Determination Date”). However, an investor’s Minimum Total GMO Investment required to purchase Class III shares of Tax-Managed International Equities Fund also may equal the market value of all of the investor’s assets invested in tax-managed GMO products in the aggregate on a Determination Date. When purchasing shares of a Fund, investors should consult with GMO to determine the applicable Determination Date and the share class for which they are eligible.

For shareholders of Foreign Fund or International Equity Fund since May 31, 1996: Any investor that has been a continuous shareholder of Foreign Fund or International Equity Fund since May 31, 1996 is eligible indefinitely to remain invested in Class III shares of that Fund.

Upon request GMO may permit an investor to undertake in writing to meet the applicable Minimum Total Fund Investment or Minimum Total GMO Investment over a specified period (a “Commitment Letter”).

You should note:

•	No minimum additional investment is required to purchase additional shares of a Fund or any class of shares of a Fund that you currently hold.

•

GMO makes all determinations as to which investor accounts should be aggregated for purposes of determining eligibility for a Fund or the various classes of shares offered by a Fund, as the case may be. When making decisions regarding whether accounts should be aggregated because they are part of a larger client relationship, GMO considers several factors including, but not limited to, whether: the multiple accounts are for one or more subsidiaries of the same parent company; the multiple accounts have the same beneficial owner regardless of the legal form of ownership; the registered owner has full discretion over all underlying assets; the investment mandate is the same or substantially similar across the relationship; the asset allocation strategies are substantially similar across the relationship; GMO reports to the same investment board; the multiple accounts share the same consultant; GMO services the relationship through a single GMO relationship manager; the relationships have substantially similar reporting requirements; and the relationship can be serviced from a single geographic location.

•	Eligibility requirements for a Fund or each class of shares of a Fund, as the case may be, are subject to change.

•

GMO may waive eligibility requirements for some persons, accounts, or special situations. These waivers include the waiver of eligibility requirements for (i) GMO Funds and other accounts over which GMO has investment discretion that invest in other GMO Funds, (ii) GMO directors, partners, employees, agents, and their family members, (iii) the Trustees of the Trust, (iv) Trustees of other mutual funds sponsored by GMO, and (v) clients of an investment consultant or similar investment professional with a substantial ongoing business relationship with GMO. GMO may discontinue such waivers at any time without notice.

•	Investors investing through a financial intermediary may be permitted to invest in Class III Shares and investments through a financial intermediary may not be subject to conversions between classes.

Conversions between Classes

As described in “Additional Summary Information About the Funds,” in determining whether an investor is eligible to purchase Fund shares, GMO considers each investor’s Minimum Total Fund Investment and Minimum Total GMO Investment on each Determination Date. Based on this determination, and subject to the following, each investor’s shares of a Fund eligible for conversion will be converted to the class of shares of that Fund with the lowest shareholder service fee for which the investor satisfies all minimum investment requirements (or, to the extent the investor already holds shares of that class, the investor will remain in that class). Class MF shareholders are not currently eligible to convert their Class MF shares into, or exchange Class MF shares for, other classes of shares. Except as noted below, with respect to any Fund:

•

If an investor satisfies all minimum investment requirements for a class of shares then being offered that bears a lower shareholder service fee than the class held by the investor on the Determination Date (generally at the close of business on the last business day of each calendar quarter), the investor’s shares eligible for conversion generally will be automatically converted to that class within 45 calendar days following the Determination Date on a date selected by GMO.

•

If an investor no longer satisfies all minimum investment requirements for the class of shares of a Fund held by the investor on the last Determination Date of a calendar year (generally at the close of business on the last business day of the calendar year), the Fund generally will convert the investor’s shares to the class it is then offering bearing the lowest shareholder service fee for which the investor satisfies all minimum investment requirements (which class typically will bear a higher shareholder service fee than the class then held by the investor). If an investor no longer satisfies all minimum investment requirements for any class of a Fund as of the last Determination Date of a calendar year, the Fund will convert the investor’s shares to the class of that Fund then being offered bearing the highest shareholder service fee. Notwithstanding the foregoing, an investor’s shares will not be converted to a class of shares bearing a higher shareholder service fee without at least 15 calendar days’ prior notice, and if the investor makes an additional investment or the value of the investor’s shares otherwise increases prior to the end of the notice period so as to satisfy all minimum investment requirements for the investor’s current class of shares, the investor will remain in the class of shares then held by the investor. Solely for the purpose of determining whether an investor has satisfied the minimum investment requirements for an investor’s current class of shares, the value of the investor’s shares is considered to be the greater of (i) the value of the investor’s shares on the relevant Determination Date, (ii) the value of the investor’s shares on the date that GMO reassesses the value of the investor’s account for the purpose of sending notice of a proposed conversion, or (iii) the value of the investor’s shares immediately prior to the date when the conversion would take place. If the investor is not able to make an additional investment in a Fund solely because the Fund is closed to new investment or is capacity constrained, the class of shares then held by the investor will not be converted unless GMO approves reopening the Fund to permit the investor to make an additional investment. The conversion of an investor’s shares to a class of shares bearing a higher shareholder service fee generally will occur within 60 calendar days following the last Determination Date of a calendar year or, in the case of conversion due to an abusive pattern of investments or redemptions (see next paragraph), on any other date GMO determines.

A Fund may at any time without notice convert an investor’s shares to the class it is then offering bearing the lowest shareholder service fee for which the investor satisfied all minimum investment requirements (or, if the Fund has no such class, the class of that Fund bearing the highest shareholder service fee) if the investor no longer satisfies all minimum investment requirements for the class of shares held by the investor and: (i) GMO believes the investor has engaged in an abusive pattern of investments or redemptions (e.g., a large investment just before a Determination Date and a redemption immediately after the Determination Date), (ii) the investor fails to meet the applicable Minimum Total Fund Investment or Minimum Total GMO Investment by the time specified in the investor’s Commitment Letter, or (iii) the total expense ratio borne by the investor immediately following the conversion is equal to or less than the total expense ratio borne by the investor immediately before the conversion (after giving effect to any applicable fee and expense waivers or reimbursements).

For U.S. federal income tax purposes, the conversion of an investor’s investment from one class of shares of a Fund to another class of shares of the same Fund generally should not result in the recognition of gain or loss in the shares that are converted. Thus, in general, the investor’s tax basis in the new class of shares immediately after the conversion should equal the investor’s basis in the converted shares immediately before the conversion, and the holding period of the new class of shares should include the holding period of the converted shares.

DISTRIBUTIONS AND TAXES

Except as specifically noted below, this section provides a general summary of the principal U.S. federal income tax consequences of investing in a Fund for shareholders who are U.S. citizens, residents, or corporations. You should consult your own tax advisers about the precise tax consequences of an investment in a Fund in light of your particular tax situation, including possible non-U.S., state, local, or other applicable taxes (including the federal alternative minimum tax). A Fund’s shareholders may include certain GMO Funds, including GMO Funds not offered in this Prospectus, some of which are RICs as defined by Subchapter M of the Code. The summary below does not address tax consequences to shareholders of those other GMO Funds. Shareholders of those other GMO Funds should refer to the prospectuses or private placement memoranda, as applicable, and statements of additional information for those GMO Funds for a summary of the tax consequences applicable to them.

Except for U.S. Treasury Fund, the policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized capital gains, whether from the sale of investments held by the Fund for not more than one year (net short-term capital gains) or from the sale of investments held by the Fund for more than one year (net long-term capital gains), if any, at least annually. In addition, the Funds may, from time to time and at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Net investment income of a Fund includes (i) distributions received from an underlying fund taxed as a RIC attributable to the underlying fund’s own net investment income and net short-term capital gains and (ii) the Fund’s allocable share of net investment income of an underlying fund taxed as a partnership. Net realized capital gains includes (x) distributions received from an underlying fund taxed as a RIC attributable to the underlying fund’s net long-term capital gains and (y) the Fund’s allocable share of net short-term or net long-term capital gains of an underlying fund taxed as a partnership. From time to time, distributions by a Fund could constitute a return of capital to shareholders for U.S. federal income tax purposes. Shareholders should read the description below for information regarding the tax character of distributions from a Fund to shareholders.

Typically, all dividends or other distributions are reinvested in additional shares of the relevant Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash. Shareholders may elect to receive cash by marking the appropriate boxes on the GMO Trust Application, by writing to the Trust, or by notifying their broker or agent. No purchase premium is charged on reinvested dividends or distributions.

The policy of U.S. Treasury Fund is to declare dividends daily, to the extent net investment income is available, and U.S. Treasury Fund generally will pay dividends on the first business day following the end of each month in which dividends were declared. Shareholders of U.S. Treasury Fund will generally begin earning dividends on their shares of the Fund on the business day following the effective date of their purchase of those shares. U.S. Treasury Fund shareholders, however, can begin earning dividends on the same business day as the effective date of their purchase if each of the following criteria are met: (i) their order is received by the Fund prior to 11:00 a.m. Eastern time on the effective date, (ii) they have requested same-day settlement, (iii) the Fund receives the purchase proceeds on the effective date and (iv) the Fund is able to invest such purchase amounts in a timely manner. Shareholders of U.S. Treasury Fund will generally continue to earn dividends on the effective date of their redemption from the Fund unless they request receipt of their redemption proceeds on the effective date.

It is important for you to note:

•

Each Fund is treated as a separate taxable entity for U.S. federal income tax purposes. Each of the Funds has elected to be treated or intends to elect to be treated, as applicable, and intends to qualify and be treated each year, as a RIC under Subchapter M of the Code. A RIC generally is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a RIC would result in, among other things, Fund-level taxation, and consequently, a reduction in the value of the Fund. See “Taxes” in the SAI for more information about the tax consequences of not qualifying as a RIC.

•	For U.S. federal income tax purposes, distributions of net investment income generally are taxable to shareholders as ordinary income.

•

For U.S. federal income tax purposes, taxes on distributions of net realized capital gains generally are determined by how long a Fund owned the investments generating the gains, rather than by how long a shareholder has owned shares in the Fund. Distributions of net realized capital gains from the sale of investments that a Fund owned for more than one year and that are reported by a Fund as capital gain dividends generally are taxable to shareholders as long-term capital gains. Distributions of net realized capital gains from the sale of investments that a Fund owned for one year or less generally are taxable to shareholders as ordinary income. Tax rules can alter a Fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments.

•

A Fund may make total distributions during a taxable year in an amount that exceeds the Fund’s net investment income and net realized capital gains for that year, in which case the excess generally would be treated as a return of capital, which would reduce a shareholder’s tax basis in its shares, with any amounts exceeding such basis treated as capital gain. A return of capital is not taxable to shareholders to the extent such amount does not exceed a shareholder’s tax basis, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

•

A Fund will carry any net realized capital losses (i.e., realized capital losses in excess of realized capital gains) from any taxable year forward to one or more subsequent taxable years to offset capital gains, if any, realized during such subsequent years. If a Fund incurs or has incurred net capital losses in a taxable year beginning after December 22, 2010, those losses will be carried forward to one or more subsequent taxable years without expiration until such losses are fully utilized. If a Fund has incurred net capital losses in a taxable year beginning on or before December 22, 2010, the Fund is permitted to carry those losses forward for up to eight taxable years. Any losses remaining at the end of the eight-year period will expire unused. A Fund’s available capital loss carryforwards, if any, will be set forth in its annual shareholder report for each fiscal year. A Fund’s ability to utilize these and certain other losses to reduce distributable net realized capital gains in succeeding taxable years may be limited by reason of direct or indirect changes in the actual or constructive ownership of the Fund. See “Taxes” in the SAI for more information.

•

Distributions of net investment income properly reported by a Fund as derived from “qualified dividend income” will be taxable to shareholders taxed as individuals at the rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels.

•

Distributions of net investment income derived from dividends eligible for the “dividends-received deduction” may allow a corporate shareholder (other than an S corporation) to deduct a percentage of such distribution, as a dividends-received deduction, in computing its taxable income, provided holding period and other requirements are met at both the shareholder and Fund levels.

•

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of individuals and of certain trusts and estates to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by a Fund, and net gains recognized on the sale, redemption or exchange of shares in a Fund, and may be reduced by certain allowable deductions. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in a Fund in light of their particular circumstances.

•

Distributions by a Fund generally are taxable to a shareholder even if they are paid from income or gains earned by the Fund before that shareholder invested in the Fund (and accordingly the income or gains were included in the price the shareholder paid for the Fund’s shares). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

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Distributions by a Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws generally will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax adviser to determine the suitability of a Fund as an investment through such a plan and the tax treatment of distributions from such a plan.

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Any gain resulting from a shareholder’s sale, exchange, or redemption of Fund shares generally will be taxable to the shareholder as short- or long-term capital gain, depending on how long the Fund shares were held by the shareholder. Redemptions paid in securities generally are treated by shareholders for U.S. federal income tax purposes the same as redemptions paid in cash.

•

To the extent a Fund invests, directly or indirectly, in other GMO Funds, subsidiaries of GMO Funds, or other investment companies treated as RICs, partnerships, trusts or other pass-through structures for U.S. federal income tax purposes, including certain ETFs, the Fund’s distributions could vary in terms of their timing, character, and/or amount, in some cases significantly, from what the Fund’s distributions would have been had the Fund invested directly in the portfolio investments held by the underlying investment companies. See “Taxes” in the SAI for more information.

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A Fund’s income from or the proceeds of dispositions of its non-U.S. investments may be subject to non-U.S. withholding or other taxes. A Fund may otherwise be subject to non-U.S. taxation on repatriation proceeds generated from those investments or to other transaction-based non-U.S. taxes on those investments. Those withholding and other taxes will reduce the Fund’s return on and taxable distributions in respect of its non-U.S. investments. In some cases, a Fund may seek a refund in respect of taxes paid to a non-U.S. country (see “Description of Principal Risks—Non-U.S. Investment Risk” for more information). The non-U.S. withholding and other tax rates applicable to a Fund’s investments in certain non-U.S. jurisdictions may be higher in certain circumstances, for instance, if a Fund has a significant number of non-U.S. shareholders or if a Fund or an underlying Fund invests through a subsidiary. In certain instances, shareholders may be entitled to claim a credit or deduction (but not both) for non-U.S. taxes paid directly or indirectly. In addition, a Fund’s investments in certain non-U.S. investments, foreign currencies or foreign currency derivatives may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. See “Taxes” in the SAI for more information.

•	Any U.S. withholding or other taxes applicable to a Fund’s investments, including in respect of investments in its wholly-owned subsidiary, if any, will reduce the Fund’s return on its investments.

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Under the Funds’ securities lending arrangements, if a Fund lends a portfolio security and a dividend is paid in respect of the security out on loan, the borrower will be required to pay to that Fund a substitute payment at least equal, on an after-tax basis, to the dividend that the Fund would have received if it had received the dividend directly. Because some borrowers of non-U.S. securities may be subject to levels of taxation that are lower than the rates applicable to that Fund, some borrowers are likely to be motivated by the ability to earn a profit on those differential tax rates and to pay that Fund for the opportunity to earn that profit. In the United States, Congress has enacted legislation limiting the ability of certain swaps and similar derivative instruments and securities lending transactions to reduce otherwise applicable U.S. withholding taxes on U.S. stock dividends paid to a non-U.S. person. There can be no assurance that similar legislation will not be adopted in other jurisdictions with respect to non-U.S. investments or that non-U.S. taxing authorities will not otherwise challenge beneficial tax results arising from swaps or other derivative instruments or securities lending arrangements.

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Some of a Fund’s investment practices, including derivative transactions, short sales, hedging activities generally, and securities lending activities, as well as some of a Fund’s investments, including debt obligations issued or purchased at a discount, asset-backed securities, assets “marked to the market” for U.S. federal income tax purposes, REITs, equity in certain non-U.S. corporations, master limited partnerships and, potentially, so-called “indexed securities” (such as TIPS or other inflation-indexed bonds), are subject to special and complex U.S. federal income tax provisions. These special rules may affect the timing, character, and amount of a Fund’s distributions and, in some cases, may cause a Fund to liquidate investments at disadvantageous times.

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A Fund’s investment either directly or indirectly through a wholly-owned subsidiary could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investment, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions. See “Taxes” in the SAI for more information about the tax consequences of specific Fund investment practices and investments, including a Fund’s investments in a wholly-owned subsidiary.

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The Funds do not expect to pass through to shareholders the tax-exempt character of interest from investments in tax-exempt municipal bonds, if any. Therefore, any interest on municipal bonds will be taxable to shareholders of a Fund when received as a distribution from the Fund.

•

In general, in order to qualify as a RIC, a Fund must, among other things, derive at least 90% of its gross income from certain specified sources (“qualifying income”). Each of Benchmark-Free Fund, Implementation Fund, Special Opportunities Fund and Funds that invest in GMO Systematic Global Macro Opportunity Fund, a GMO Fund not offered by this Prospectus, generally should be entitled to treat income that it recognizes from its direct or indirect investments, as applicable, in a wholly-owned foreign subsidiary as qualifying income. There is a risk, however, that the IRS could determine that some or all of the gross income derived from investments in one or more of these foreign subsidiaries is not qualifying income, which might adversely affect a Fund’s ability to qualify as a RIC under the Code.

•

A Fund’s ability to pursue its investment strategy, including a strategy involving the ability to engage in certain derivative transactions, may be limited by such Fund’s intention to qualify as a RIC and such Fund’s strategy may bear adversely on such Fund’s ability to so qualify.

•

It is possible that withholding taxes will apply to certain categories of the U.S.-source income of the wholly-owned foreign subsidiaries of Implementation Fund, Special Opportunities Fund, and Benchmark-Free Fund (through its investments in GIF, which in turn invests in a wholly-owned foreign subsidiary) (each, a “parent fund”). It is expected that (i) all the net income and gain from the investments of each such foreign subsidiary will be includible in its parent fund’s net investment income at the end of such subsidiary’s taxable year as so-called “subpart F income”; and (ii) all such subpart F income will be treated as ordinary income in the hands of the subsidiary’s parent fund. It is also expected that a Fund that invests in GMO Systematic Global Macro Opportunity Fund will include in its net investment income, as ordinary income, such Fund’s pro rata share of GMO Systematic Global Macro Opportunity Fund’s inclusion of its wholly owned subsidiary’s subpart F income. Withholding taxes may also apply to certain categories of the U.S.-source income of the wholly-owned foreign subsidiary of GMO Systematic Global Macro Opportunity Fund. A subsidiary’s distributions to its parent fund, or to GMO Systematic Global Macro Opportunity Fund, including in redemption of subsidiary shares, are generally tax-free to the extent of the subsidiary’s subpart F income previously included in its parent fund’s income or in the income of GMO Systematic Global Macro Opportunity Fund, as applicable. Each such subsidiary may be required to liquidate investments at disadvantageous times to generate cash needed to make such distributions to its parent fund or GMO Systematic Global Macro Opportunity Fund, as the case may be. Net losses a subsidiary recognizes during a taxable year will not flow through to its parent fund or to GMO Systematic Global Macro Opportunity Fund, as the case may be, to offset income or gain generated by the parent fund’s or GMO Systematic Global Macro Opportunity Fund’s, as applicable, other investments, or carry forward to subsequent taxable years; this will limit the benefit from those losses.

•

Dividends (other than capital gain dividends) paid to non-U.S. shareholders are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). For more information on the tax consequences of investing in a Fund for non-U.S. shareholders, see “Taxes” in the SAI. Non-U.S. shareholders described in section 892 of the Code should consult their tax advisers with respect to their investment in a Fund.

•

Sections 1471-1474 of the Code, and the U.S. Treasury Regulations and IRS guidance issued thereunder (collectively, “FATCA”), generally require a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”). If a shareholder fails to provide this information or otherwise fails to comply with FATCA or an IGA, a Fund or its agent may be required to withhold under FATCA 30% of the distributions, other than distributions properly reported as capital gain dividends the Fund pays to that shareholder and, after December 31, 2016, 30% of the gross proceeds of the sale, redemption or exchange of Fund shares and certain capital gain dividends the Fund pays to that shareholder. If a payment by a Fund is subject to FATCA withholding, the Fund or its agent is required to withhold even if the payment would otherwise be exempt from withholding under rules applicable to non-U.S. shareholders (e.g., capital gain dividends). Each prospective shareholder is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements. In addition, foreign countries are considering, and may implement, laws similar in purpose and scope to FATCA, as more fully described above. See “Taxes” in the SAI for more information.

•

Most states permit mutual funds, such as the Funds, to “pass through” to their shareholders the state tax exemption on income earned from investments in some direct U.S. Treasury obligations, as well as some limited types of U.S. government agency securities, so long as a fund meets all applicable state requirements. Therefore, you may be allowed to exclude from your state taxable income distributions made to you by a Fund that are attributable to interest the Fund directly or indirectly earned on such investments. The availability of these exemptions varies by state. You should consult your tax adviser regarding the applicability of any such exemption to your situation.

See “Taxes” in the SAI for more information, including a summary of some of the tax consequences of investing in a Fund for non-U.S. shareholders.

Certain Non-U.S. Tax Issues Relating to Singapore

As described above under “Management of the Trust,” GMO Singapore furnishes discretionary investment advisory services and makes investment decisions for all or part of EDOF’s portfolio, as determined by GMO.

GMO believes that an exemption from Singapore taxation should apply to income and gains derived from the provision of such discretionary investment advisory services and from such investment decisions made by GMO Singapore for a “qualifying fund,” so long as, among other requirements, such income and gains constitute “specified income” from “designated investments” as those terms are defined under current Singapore tax law. In this regard, the sources of specified income from designated investments earned solely by EDOF (and not by any other GMO Fund) are considered. GMO expects that substantially all such income and gains earned by EDOF will constitute specified income from designated investments. This tax position takes into account advice received from Singapore legal counsel and relevant Singapore tax law. All income and gains that are considered to be Singapore-sourced (including amounts attributable to fund-level permanent establishment in Singapore) and that do not otherwise qualify for the exemption would generally be subject to Singapore taxation at the current corporate rate of 17%. Shareholders bear the risk of all Fund income tax consequences in the event that income or gains are subject to Singapore taxation.

In addition to the foregoing, a “non-qualifying” shareholder (described below) may be required to pay a “financial amount” to the Inland Revenue Authority of Singapore and fulfill certain Singapore tax reporting requirements. Very generally, non-qualifying shareholders may include, but are not limited to, Singapore-domiciled shareholders that maintain a permanent establishment in Singapore and who, either alone or with their associates, beneficially own applicable qualifying fund shares representing in excess of 50% of a qualifying fund’s net assets as of the final day of that qualifying fund’s financial year-end (or in excess of 30% of the qualifying fund’s net assets, to the extent the qualifying fund has less than 10 shareholders). The “financial amount” is generally computed by applying the prevailing corporate rate of tax to a non-qualifying shareholders’ share of qualifying fund profits.

Shareholders are responsible for evaluating their percentage interest of net assets in a qualifying fund for the purpose of their own particular situations. Relevant information may be derived from account statements and other information provided to shareholders in respect of the qualifying fund. Upon the reasonable request of a shareholder, GMO will provide information necessary to allow the shareholder to assess its percentage ownership in the qualifying fund.

GMO Singapore also furnishes discretionary investment advisory services and makes investment decisions for all or a part of GMO Systematic Global Macro Opportunity Fund’s portfolio, as determined by GMO. GMO Systematic Global Macro Opportunity Fund is another series of GMO Trust not offered by this Prospectus. To the extent a Fund invests in GMO Systematic Global Macro Opportunity Fund, it is indirectly exposed to the Singapore taxation issues described above.

Shareholders should consult their own tax advisers regarding the tax consequences of an investment in a Fund, including the implications described herein.

FUND BENCHMARKS AND COMPARATIVE INDICES

The following section provides additional information about the Funds’ benchmarks (if any) and other comparative indices listed under “Investment objective” and the “Average Annual Total Returns” table or referenced under “Principal investment strategies” in the Fund summaries:

Benchmark/Comparative Index	Description
Barclays U.S. Aggregate Index	The Barclays U.S. Aggregate Index is an independently maintained and widely published index comprised of U.S. fixed rate debt issues having a maturity of at least one year and rated investment grade or higher.
Barclays U.S. Treasury Inflation Notes: 1-10 Year Index	The Barclays U.S. Treasury Inflation Notes: 1-10 Year Index is an independently maintained and widely published index comprised of inflation-protected securities issued by the U.S. Treasury (TIPS) having a maturity of at least one year and less than ten years.
Citigroup 3-Month Treasury Bill Index	The Citigroup 3-Month Treasury Bill Index is an independently maintained and widely published index comprised of short-term U.S. Treasury bills.
Consumer Price Index	The Consumer Price Index for All Urban Consumers U.S. All Items is published monthly by the U.S. government as an indicator of changes in price levels (or inflation) paid by urban consumers for a representative basket of goods and services.
GMO Global Asset Allocation Index	The GMO Global Asset Allocation Index is an internally maintained composite benchmark computed by GMO, comprised of (i) the MSCI ACWI (All Country World Index) (MSCI Standard Index Series, net of withholding tax) through 6/30/2002, (ii) 48.75% S&P 500 Index, 16.25% MSCI ACWI ex USA (MSCI Standard Index Series, net of withholding tax), and 35% Barclays U.S. Aggregate Index from 6/30/2002 through 3/31/2007, and (iii) 65% MSCI ACWI (All Country World Index) (MSCI Standard Index Series, net of withholding tax) and 35% Barclays U.S. Aggregate Index thereafter. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P does not guarantee the accuracy, adequacy, completeness or availability of any data or information and is not responsible for any errors or omissions from the use of such data or information. Reproduction of the data or information in any form is prohibited except with the prior written permission of S&P or its third-party licensors.
GMO Strategic Opportunities Allocation Index	The GMO Strategic Opportunities Allocation Index is an internally maintained composite benchmark computed by GMO, comprised of 75% MSCI World Index (MSCI Standard Index Series, net of withholding tax) and 25% Barclays U.S. Aggregate Index. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
J.P. Morgan EMBI Global	The J.P. Morgan EMBI (Emerging Markets Bond Index) Global is an independently maintained and widely published index comprised of U.S. dollar-denominated Eurobonds, traded loans, and legacy Brady bonds issued by sovereign and quasi-sovereign entities.

Benchmark/Comparative Index	Description
J.P. Morgan EMBI Global +	The J.P. Morgan EMBI (Emerging Markets Bond Index) Global + is an internally maintained composite benchmark computed by GMO, comprised of (i) the J.P. Morgan EMBI through 8/31/1995, (ii) the J.P. Morgan EMBI + through 12/31/1999, and (iii) the J.P. Morgan EMBI Global thereafter.
J.P. Morgan GBI Global	The J.P. Morgan GBI (Government Bond Index) Global is an independently maintained and widely published index comprised of government bonds of developed countries with maturities of one year or more.
J.P. Morgan GBI Global ex Japan ex U.S. (Hedged)	The J.P. Morgan GBI (Government Bond Index) Global ex Japan ex U.S. (Hedged) is an independently maintained and widely published index comprised of non-U.S. government bonds (excluding Japanese government bonds) with maturities of one year or more that are hedged into U.S. dollars.
J.P. Morgan GBI Global ex Japan ex U.S. (Hedged) +	The J.P. Morgan GBI (Government Bond Index) Global ex Japan ex U.S. (Hedged) + is an internally maintained composite benchmark computed by GMO, comprised of (i) the J.P. Morgan GBI Global ex U.S. (Hedged) through 12/31/2003 and (ii) the J.P. Morgan GBI Global ex Japan ex U.S. (Hedged) thereafter.
J.P. Morgan GBI Global ex U.S.	The J.P. Morgan GBI (Government Bond Index) Global ex U.S. is an independently maintained and widely published index comprised of non-U.S. government bonds with maturities of one year or more.
J.P. Morgan U.S. 3 Month Cash Index	The J.P. Morgan U.S. 3 Month Cash Index is an independently maintained and widely published index comprised of three month U.S. dollar Euro-deposits.
MSCI ACWI	The MSCI ACWI (All Country World Index) (MSCI Standard Index Series, net of withholding tax) is an independently maintained and widely published index comprised of global developed and emerging markets. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI ACWI +	The MSCI ACWI (All Country World Index) + is an internally maintained composite benchmark computed by GMO, comprised of (i) the GMO Global Equity Index, an internally maintained composite benchmark computed by GMO, comprised of 75% S&P 500 Index and 25% MSCI ACWI ex USA (MSCI Standard Index Series, net of withholding tax) through 5/31/2008 and (ii) the MSCI ACWI (MSCI Standard Index Series, net of withholding tax) thereafter. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P does not guarantee the accuracy, adequacy, completeness or availability of any data or information and is not responsible for any errors or omissions from the use of such data or information. Reproduction of the data or information in any form is prohibited except with the prior written permission of S&P or its third-party licensors.

Benchmark/Comparative Index	Description
MSCI ACWI Commodity Producers Index	The MSCI ACWI (All Country World Index) Commodity Producers Index (MSCI Standard Index Series, net of withholding tax) is an independently maintained and widely published index comprised of listed large and mid capitalization commodity producers within the global developed and emerging markets. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI ACWI ex USA	The MSCI ACWI (All Country World Index) ex USA (MSCI Standard Index Series, net of withholding tax) is an independently maintained and widely published index comprised of international (excluding U.S. and including emerging) large and mid capitalization stocks. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI EAFE Index	The MSCI EAFE (Europe, Australasia, and Far East) Index (MSCI Standard Index Series, net of withholding tax) is an independently maintained and widely published index comprised of international large and mid capitalization stocks. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI EAFE Index (after tax)	The MSCI EAFE (Europe, Australasia, and Far East) Index (after tax) is an internally maintained benchmark computed by GMO by adjusting the return of the MSCI EAFE Index (MSCI Standard Index Series, net of withholding tax) by its tax cost. GMO estimates the MSCI EAFE Index’s tax cost by applying the maximum historical individual U.S. federal tax rate to the MSCI EAFE Index’s dividend yield and to its estimated short-term and long-term realized capital gains (losses) (arising from changes in the constituents of the MSCI EAFE Index). MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI EAFE Index (Hedged)	The MSCI EAFE (Europe, Australasia, and Far East) Index (Hedged) (net of withholding tax) is an independently maintained and widely published index comprised of international large and mid capitalization stocks currency hedged into U.S. dollars. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI EAFE Small Cap Index	The MSCI EAFE (Europe, Australasia, and Far East) Small Cap Index (MSCI Standard Index Series, net of withholding tax) is an independently maintained and widely published index comprised of international small capitalization stocks. Depending upon the country, as of May 31, 2015, the market capitalization of the largest company in a particular country included in the MSCI EAFE Small Cap Index ranged from approximately $1.6 billion (Portugal) to $9.1 billion (United Kingdom). MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

Benchmark/Comparative Index	Description
MSCI EAFE Small Cap + Index	The MSCI EAFE (Europe, Australasia, and Far East) Small Cap + Index is an internally maintained composite benchmark computed by GMO, comprised of (i) the S&P Developed ex-U.S. Small Cap Index through 5/30/2008 and (ii) the MSCI EAFE Small Cap Index (MSCI Standard Index Series, net of withholding tax) thereafter. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI EAFE Value Index	The MSCI EAFE (Europe, Australasia, and Far East) Value Index (MSCI Standard Index Series, net of withholding tax) is an independently maintained and widely published index comprised of international large and mid capitalization stocks that have a value style. Large and mid capitalization stocks encompass approximately 85% of each market’s free float-adjusted market capitalization. Style is determined using a multi-factor approach based on historical and forward-looking characteristics. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P does not guarantee the accuracy, adequacy, completeness or availability of any data or information and is not responsible for any errors or omissions from the use of such data or information. Reproduction of the data or information in any form is prohibited except with the prior written permission of S&P or its third-party licensors.
MSCI Emerging Markets Index	The MSCI Emerging Markets Index (MSCI Standard Index Series, net of withholding tax) is an independently maintained and widely published index comprised of global emerging markets large and mid capitalization stocks. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI Taiwan Index	The MSCI Taiwan Index (MSCI Standard Index Series, net of withholding tax) is an independently maintained and widely published index comprised of equity securities issued by Taiwanese companies. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
MSCI World Index	The MSCI World Index (MSCI Standard Index Series, net of withholding tax) is an independently maintained and widely published index comprised of global developed markets. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
S&P 500 Index	The S&P 500 Index is an independently maintained and widely published index comprised of U.S. large capitalization stocks. S&P does not guarantee the accuracy, adequacy, completeness or availability of any data or information and is not responsible for any errors or omissions from the use of such data or information. Reproduction of the data or information in any form is prohibited except with the prior written permission of S&P or its third-party licensors.

Benchmark/Comparative Index	Description
S&P Developed ex-U.S. Small Cap Index	The S&P Developed ex-U.S. Small Cap Index is an independently maintained and widely published index comprised of the small capitalization stock component of the S&P Broad Market Index (BMI). The BMI includes listed shares of companies from developed and emerging countries with a total available market capitalization (float) of at least the local equivalent of $100 million USD. The S&P Developed ex-U.S. Small Cap Index represents the bottom 15% of available market capitalization (float) of the BMI in each country. S&P does not guarantee the accuracy, adequacy, completeness or availability of any data or information and is not responsible for any errors or omissions from the use of such data or information. Reproduction of the data or information in any form is prohibited except with the prior written permission of S&P or its third-party licensors.
S&P/IFCI Composite Index	The S&P/IFCI Composite Index is an independently maintained and widely published index comprised of emerging markets stocks. S&P does not guarantee the accuracy, adequacy, completeness or availability of any data or information and is not responsible for any errors or omissions from the use of such data or information. Reproduction of the data or information in any form is prohibited except with the prior written permission of S&P or its third-party licensors.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years (or, if shorter, the period of the Fund’s operations). Some information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with each Fund’s financial statements, is incorporated by reference in the SAI and included in the Trust’s annual reports, which are available upon request. Information is presented for each Fund, and class of Fund shares, that had investment operations during the reporting periods and is currently being offered through this Prospectus.

MULTI-ASSET CLASS FUNDS

BENCHMARK-FREE ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2015	2014		2013		2012		2011
Net asset value, beginning of period	$27.07	$25.77		$24.03		$22.72		$21.49

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.38	0.48		0.30		0.21		0.36
Net realized and unrealized gain (loss)	0.86	1.57		1.62		1.44	(b)	1.28

Total from investment operations	1.24	2.05		1.92		1.65		1.64

Less distributions to shareholders:
From net investment income	(0.52)	(0.39)		(0.18)		(0.34)		(0.41)
From net realized gains	(0.75)	(0.36)		—		—		—

Total distributions	(1.27)	(0.75)		(0.18)		(0.34)		(0.41)

Net asset value, end of period	$27.04	$27.07		$25.77		$24.03		$22.72

Total Return(c)	4.71%	8.03%		8.03%		7.36%		7.69%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,040,891	$3,109,509		$970,749		$114,452		$3,170,573
Net operating expenses to average daily net assets(d)	0.64%	0.59	%(g)	0.54	%(g)	0.01	%(f)(g)	0.00	%(e)(g)
Interest and/or dividend expenses to average daily net assets(k)	0.05%	—		—		—		—
Total net expenses to average daily net assets	0.69%	0.59%		0.54%		0.01%		0.00%
Net investment income (loss) to average daily net assets(a)	1.41%	1.79%		1.23%		0.93%		1.63%
Portfolio turnover rate	84%	52%		42%		33%		19%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(m)	0.20%	0.27%		0.41%		0.05%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01	$0.03		$0.07		$0.00	(i)	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	Ratio is less than 0.01%.
(f)	Effective January 1, 2012, the Fund pays GMO a management fee of 0.65% of the Fund’s average daily net assets.
(g)	The net expense ratio does not include the effect of expense reductions.
(h)	Period from December 11, 2012 (commencement of operations) through February 28, 2013.
(i)	Purchase premiums and redemption fees were less than $0.01 per share.
(j)	Period from March 1, 2012 (commencement of operations) through February 28, 2013.
(k)

Interest and dividend expense incurred as a result of entering into reverse repurchase agreements, securities sold short and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses.

(l)	Class MF net expenses include a supplemental support fee reduction.
(m)	Ratios include indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

BENCHMARK-FREE ALLOCATION FUND (CONT’D)

Class IV Shares					Class MF Shares
Year Ended February 28/29,					Year Ended February 28/29,
2015	2014		2013(h)		2015		2014		2013(j)
$27.06	$25.75		$24.91		$27.07		$25.76		$24.10

0.36	0.46		0.03		0.37		0.49		0.33
0.89	1.61		0.96		0.88		1.58		1.52

1.25	2.07		0.99		1.25		2.07		1.85

(0.53)	(0.40)		(0.15)		(0.53)		(0.40)		(0.19)
(0.75)	(0.36)		—		(0.75)		(0.36)		—

(1.28)	(0.76)		(0.15)		(1.28)		(0.76)		(0.19)

$27.03	$27.06		$25.75		$27.04		$27.07		$25.76

4.75%	8.12%		3.99	%**	4.78%		8.11%		7.71%

$3,363,711	$2,511,906		$705,982		$12,255,179		$9,103,523		$2,947,886
0.59%	0.54	%(g)	0.48	%*(g)	0.55%		0.53	%(g)	0.49	%(g)
0.05%	—		—		0.05%		—		—
0.64%	0.54%		0.48%		0.60%		0.53%		0.49%
1.32%	1.73%		0.60	%*	1.37	%(1)	1.83%		1.34%
84%	52%		42	%**	84%		52%		42%
0.20%	0.27%		0.40	%*	0.23%		0.27%		0.41%
$0.01	$0.03		$0.01		$0.01		$0.03		$0.06

GLOBAL ASSET ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2015	2014		2013		2012		2011
Net asset value, beginning of period	$11.80	$10.90		$10.40		$10.22		$9.30

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.32	0.27		0.29		0.24		0.17
Net realized and unrealized gain (loss)	0.20	0.91		0.50		0.21		0.94

Total from investment operations	0.52	1.18		0.79		0.45		1.11

Less distributions to shareholders:
From net investment income	(0.43)	(0.28)		(0.29)		(0.27)		(0.19)
From net realized gains	(0.62)	—		—		—		—

Total distributions	(1.05)	(0.28)		(0.29)		(0.27)		(0.19)

Net asset value, end of period	$11.27	$11.80		$10.90		$10.40		$10.22

Total Return(b)	4.55%	10.88%		7.65%		4.51%		11.98%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,868,922	$5,362,913		$4,764,133		$3,612,740		$3,457,703
Net expenses to average daily net assets(c)(d)	0.00%	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Net investment income (loss) to average daily net assets(a)	2.75%	2.33%		2.70%		2.37%		1.73%
Portfolio turnover rate	38%	46%		29%		40%		32%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01%	0.01%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts:(f)†	$0.00	$0.00		$0.00		$0.00		$0.00

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

EQUITY FUNDS

GLOBAL EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2015		2014		2013		2012		2011
Net asset value, beginning of period	$9.43		$8.60		$8.49		$8.60		$7.40

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.32		0.28		0.25		0.19		0.15
Net realized and unrealized gain (loss)	(0.01	)(b)	1.21		0.57		0.00	(b)	1.17

Total from investment operations	0.31		1.49		0.82		0.19		1.32

Less distributions to shareholders:
From net investment income	(0.30)		(0.29)		(0.26)		(0.20)		(0.12)
From net realized gains	(0.70)		(0.37)		(0.45)		(0.10)		—

Total distributions	(1.00)		(0.66)		(0.71)		(0.30)		(0.12)

Net asset value, end of period	$8.74		$9.43		$8.60		$8.49		$8.60

Total Return(c)	3.37%		17.60%		10.01%		2.47%		17.97%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,800,256		$2,948,319		$2,220,674		$1,636,875		$1,485,712
Net expenses to average daily net assets(e)(f)	0.00%		0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Net investment income (loss) to average daily net assets(a)	3.54%		3.02%		2.90%		2.27%		1.96%
Portfolio turnover rate	21%		51%		24%		28%		6%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01%		0.01%		0.01%		0.01%		0.02%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(g)	$0.00	(g)	$0.00	(g)	$0.00	(g)	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

GLOBAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2015	2014		2013		2012		2011
Net asset value, beginning of period	$25.00	$21.13		$19.49		$19.32		$16.74

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.80	0.61		0.57		0.40		0.28
Net realized and unrealized gain (loss)	0.02 (b)	3.96		1.73		0.18		2.59

Total from investment operations	0.82	4.57		2.30		0.58		2.87

Less distributions to shareholders:
From net investment income	(0.82)	(0.70)		(0.66)		(0.41)		(0.29)
From net realized gains	(2.16)	—		—		—		—

Total distributions	(2.98)	(0.70)		(0.66)		(0.41)		(0.29)

Net asset value, end of period	$22.84	$25.00		$21.13		$19.49		$19.32

Total Return(c)	3.32%	21.68%		11.95%		3.14%		17.19%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,770,455	$1,591,060		$1,531,772		$1,235,143		$1,215,043
Net expenses to average daily net assets(d)(e)	0.00%	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)
Net investment income (loss) to average daily net assets(a)	3.34%	2.62%		2.86%		2.11%		1.61%
Portfolio turnover rate	16%	36%		31%		27%		20%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01%	0.01%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00 (g)	—		—		—		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	The net expense ratio does not include the effect of expense reductions.
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

DEVELOPED WORLD STOCK FUND

	Class III Shares							Class IV Shares
	Year Ended February 28/29,							Year Ended February 28/29,
	2015	2014	2013	2012		2011		2015	2014	2013	2012		2011
Net asset value, beginning of period	$24.28	$19.41	$18.35	$19.24		$16.28		$24.30	$19.42	$18.36	$19.26		$16.30

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.52	0.51	0.44	0.43		0.33		0.53	0.52	0.44	0.44		0.34
Net realized and unrealized gain (loss)	0.80	4.75	1.12	(0.78	)(b)	3.09		0.80	4.76	1.13	(0.79	)(b)	3.09

Total from investment operations	1.32	5.26	1.56	(0.35)		3.42		1.33	5.28	1.57	(0.35)		3.43

Less distributions to shareholders:
From net investment income	(0.67)	(0.39)	(0.50)	(0.54)		(0.46)		(0.69)	(0.40)	(0.51)	(0.55)		(0.47)

Total distributions	(0.67)	(0.39)	(0.50)	(0.54)		(0.46)		(0.69)	(0.40)	(0.51)	(0.55)		(0.47)

Net asset value, end of period	$24.93	$24.28	$19.41	$18.35		$19.24		$24.94	$24.30	$19.42	$18.36		$19.26

Total Return(c)	5.60%	27.29%	8.68%	(1.64)%		21.41%		5.61%	27.39%	8.74%	(1.61)%		21.44%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$158,907	$170,532	$145,072	$147,629		$210,780		$289,637	$274,238	$215,262	$197,989		$201,121
Net expenses to average daily net assets(d)	0.60%	0.61%	0.60%	0.60	%(e)	0.60	%(e)	0.55%	0.56%	0.55%	0.55	%(e)	0.55	%(e)
Net investment income (loss) to average daily net assets	2.13%	2.31%	2.38%	2.40%		1.93%		2.16%	2.37%	2.40%	2.42%		1.98%
Portfolio turnover rate	75%	64%	50%	56%		34%		75%	64%	50%	56%		34%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.14%	0.10%	0.11%	0.11%		0.11%		0.14%	0.10%	0.11%	0.11%		0.11%
Redemption fees consisted of the following per share amounts:†	$0.00 (f)	$0.00 (f)	$0.01	$0.01		$0.00	(f)	$0.00 (f)	$0.00 (f)	$0.00 (f)	$0.00	(f)	$0.00	(f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

GLOBAL FOCUSED EQUITY FUND

	Class III Shares
	Year Ended February 28/29,
	2015		2014		2013		2012(a)
Net asset value, beginning of period	$25.82		$23.67		$21.99		$20.00

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.27		0.26		0.31		0.03
Net realized and unrealized gain (loss)	(0.17)		6.19		1.90		1.96

Total from investment operations	0.10		6.45		2.21		1.99

Less distributions to shareholders:
From net investment income	(0.30)		(0.37)		(0.28)		—
From net realized gains	(3.48)		(3.93)		(0.25)		—

Total distributions	(3.78)		(4.30)		(0.53)		—

Net asset value, end of period	$22.14		$25.82		$23.67		$21.99

Total Return(c)	(0.14)%		28.89%		10.35%		9.95	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,199		$11,576		$8,711		$4,634
Net expenses to average daily net assets	0.79	%(e)	0.78	%(d)(e)	0.83	%(e)	0.84	%*
Net investment income (loss) to average daily net assets	1.14%		1.00%		1.42%		0.56	%*
Portfolio turnover rate	85%		225%		103%		18	%††**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	1.52%		1.75%		2.38%		8.66	%*

(a)	Period from December 1, 2011 (commencement of operations) through February 29, 2012.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the period from December 1, 2011 through February 29, 2012.
*	Annualized.
**	Not annualized.

INTERNATIONAL EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2015	2014		2013		2012		2011
Net asset value, beginning of period	$11.37	$10.43		$9.98		$10.80		$8.96

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.44	0.35		0.32		0.23		0.13
Net realized and unrealized gain (loss)	(0.61)	1.32		0.45		(0.81)		1.87

Total from investment operations	(0.17)	1.67		0.77		(0.58)		2.00

Less distributions to shareholders:
From net investment income	(0.45)	(0.34)		(0.32)		(0.24)		(0.16)
From net realized gains	(0.18)	(0.39)		—		—		—

Total distributions	(0.63)	(0.73)		(0.32)		(0.24)		(0.16)

Net asset value, end of period	$10.57	$11.37		$10.43		$9.98		$10.80

Total Return(b)	(1.30)%	16.22%		7.79%		(5.21)%		22.43%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,595,039	$1,790,318		$1,385,150		$1,166,993		$1,277,551
Net expenses to average daily net assets(c)(d)	0.00%	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Net investment income (loss) to average daily net assets(a)	3.94%	3.15%		3.26%		2.33%		1.39%
Portfolio turnover rate	18%	40%		21%		29%		13%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01%	0.01%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00 (f)	$0.00	(f)	$0.01		$0.01		$0.00	(f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2015	2014		2013		2012		2011
Net asset value, beginning of period	$17.99	$14.86		$13.87		$15.23		$12.69

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.74	0.54		0.50		0.36		0.18
Net realized and unrealized gain (loss)	(1.11)	3.16		0.97		(1.35)		2.54

Total from investment operations	(0.37)	3.70		1.47		(0.99)		2.72

Less distributions to shareholders:
From net investment income	(0.74)	(0.57)		(0.48)		(0.37)		(0.18)

Total distributions	(0.74)	(0.57)		(0.48)		(0.37)		(0.18)

Net asset value, end of period	$16.88	$17.99		$14.86		$13.87		$15.23

Total Return(b)	(1.86)%	25.02%		10.71%		(6.32)%		21.53%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,180,493	$1,150,492		$966,794		$810,338		$796,026
Net expenses to average daily net assets(c)(d)	0.00%	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Net investment income (loss) to average daily net assets(a)	4.24%	3.28%		3.59%		2.53%		1.34%
Portfolio turnover rate	7%	52%		17%		26%		14%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01%	0.01%		0.01%		0.01%		0.02%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00 (f)	—		—		—		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

TAX-MANAGED INTERNATIONAL EQUITIES FUND

	Class III Shares
	Year Ended February 28/29,
	2015	2014	2013		2012		2011
Net asset value, beginning of period	$18.03	$14.56	$13.80		$15.41		$12.97

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.47	0.57	0.39		0.43		0.30
Net realized and unrealized gain (loss)	(1.05)	3.37	0.83		(1.59)		2.47

Total from investment operations	(0.58)	3.94	1.22		(1.16)		2.77

Less distributions to shareholders:
From net investment income	(0.65)	(0.47)	(0.46)		(0.45)		(0.33)

Total distributions	(0.65)	(0.47)	(0.46)		(0.45)		(0.33)

Net asset value, end of period	$16.80	$18.03	$14.56		$13.80		$15.41

Total Return(b)	(3.10)%	27.37%	8.99%		(7.35)%		21.51%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$427,048	$485,665	$479,005		$505,282		$599,876
Net expenses to average daily net assets(c)	0.66%	0.66%	0.67	%(d)	0.65	%(d)	0.65	%(d)
Net investment income (loss) to average daily net assets	2.71%	3.54%	2.83%		3.02%		2.20%
Portfolio turnover rate	69%	49%	54%		48%		40%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.12%	0.10%	0.12%		0.11%		0.11%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL EQUITY FUND

	Class II Shares
	Year Ended February 28/29,
	2015	2014		2013		2012		2011
Net asset value, beginning of period	$26.16	$20.94		$20.18		$23.07		$19.35

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.66	0.80		0.56		0.63		0.48
Net realized and unrealized gain (loss)	(1.42)	4.88		0.85		(2.83	)(b)	3.51

Total from investment operations	(0.76)	5.68		1.41		(2.20)		3.99

Less distributions to shareholders:
From net investment income	(1.07)	(0.46)		(0.65)		(0.69)		(0.27)
From net realized gains	(0.90)	—		—		—		—

Total distributions	(1.97)	(0.46)		(0.65)		(0.69)		(0.27)

Net asset value, end of period	$23.43	$26.16		$20.94		$20.18		$23.07

Total Return(c)	(2.55)%	27.41%		7.23%		(9.51)%		20.79%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$118,737	$139,401		$169,056		$292,379		$217,090
Net expenses to average daily net assets(d)	0.72%	0.72	%(e)	0.72	%(e)	0.72	%(e)	0.72	%(e)
Net investment income (loss) to average daily net assets	2.63%	3.47%		2.87%		3.04%		2.36%
Portfolio turnover rate	70%	48%		40%		37%		40%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%	0.04%		0.04%		0.05%		0.05%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL LARGE/MID CAP EQUITY FUND

	Class III Shares
	Year Ended February 28/29,
	2015	2014		2013		2012		2011
Net asset value, beginning of period	$35.20	$28.96		$27.50		$30.77		$25.63

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.92	1.18		0.77		0.87		0.62
Net realized and unrealized gain (loss)	(2.19)	6.56		1.62		(3.15)		5.11

Total from investment operations	(1.27)	7.74		2.39		(2.28)		5.73

Less distributions to shareholders:
From net investment income	(1.46)	(1.50)		(0.93)		(0.99)		(0.59)
From net realized gains	(2.31)	—		—		—		—

Total distributions	(3.77)	(1.50)		(0.93)		(0.99)		(0.59)

Net asset value, end of period	$30.16	$35.20		$28.96		$27.50		$30.77

Total Return(b)	(3.33)%	27.30%		8.93%		(7.25)%		22.61%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$592,365	$598,840		$621,870		$885,023		$857,774
Net expenses to average daily net assets(c)	0.53%	0.53	%(d)	0.53	%(d)	0.53	%(d)	0.53	%(d)
Net investment income (loss) to average daily net assets	2.80%	3.70%		2.87%		3.10%		2.28%
Portfolio turnover rate	82%	54%		47%		34%		40%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07%	0.06%		0.05%		0.04%		0.05%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL EQUITY FUND (CONT’D)

Class III Shares									Class IV Shares
Year Ended February 28/29,									Year Ended February 28/29,
2015	2014		2013		2012		2011		2015	2014		2013		2012		2011
$26.44	$21.16		$20.39		$23.31		$19.56		$26.41	$21.14		$20.37		$23.30		$19.55

0.69	0.86		0.56		0.65		0.47		0.67	0.89		0.54		0.62		0.48
(1.45)	4.90		0.88		(2.86	)(b)	3.58		(1.42)	4.88		0.91		(2.83	)(b)	3.58

(0.76)	5.76		1.44		(2.21)		4.05		(0.75)	5.77		1.45		(2.21)		4.06

(1.08)	(0.48)		(0.67)		(0.71)		(0.30)		(1.10)	(0.50)		(0.68)		(0.72)		(0.31)
(0.90)	—		—		—		—		(0.90)	—		—		—		—

(1.98)	(0.48)		(0.67)		(0.71)		(0.30)		(2.00)	(0.50)		(0.68)		(0.72)		(0.31)

$23.70	$26.44		$21.16		$20.39		$23.31		$23.66	$26.41		$21.14		$20.37		$23.30

(2.50)%	27.53%		7.30%		(9.47)%		20.88%		(2.47)%	27.60%		7.39%		(9.43)%		20.96%

$1,523,128	$1,555,509		$1,540,203		$1,812,184		$2,257,078		$11,374,017	$11,926,293		$7,366,819		$5,047,058		$3,458,202
0.65%	0.65	%(e)	0.65	%(e)	0.65	%(e)	0.65	%(e)	0.59%	0.59	%(e)	0.59	%(e)	0.59	%(e)	0.59	%(e)
2.73%	3.62%		2.82%		3.09%		2.30%		2.66%	3.74%		2.70%		3.00%		2.32%
70%	48%		40%		37%		40%		70%	48%		40%		37%		40%
0.04%	0.04%		0.04%		0.05%		0.05%		0.04%	0.04%		0.04%		0.05%		0.05%

INTERNATIONAL LARGE/MID CAP EQUITY FUND (CONT’D)

Class IV Shares									Class VI Shares
Year Ended February 28/29,									Year Ended February 28/29,
2015	2014		2013		2012		2011		2015	2014		2013		2012		2011
$35.18	$28.94		$27.48		$30.75		$25.62		$35.15	$28.91		$27.46		$30.72		$25.60

0.96	1.17		0.80		0.90		0.61		0.94	1.58		0.79		0.92		0.61
(2.21)	6.60		1.60		(3.17)		5.13		(2.17)	6.17		1.61		(3.17)		5.13

(1.25)	7.77		2.40		(2.27)		5.74		(1.23)	7.75		2.40		(2.25)		5.74

(1.48)	(1.53)		(0.94)		(1.00)		(0.61)		(1.50)	(1.51)		(0.95)		(1.01)		(0.62)
(2.31)	—		—		—		—		(2.31)	—		—		—		—

(3.79)	(1.53)		(0.94)		(1.00)		(0.61)		(3.81)	(1.51)		(0.95)		(1.01)		(0.62)

$30.14	$35.18		$28.94		$27.48		$30.75		$30.11	$35.15		$28.91		$27.46		$30.72

(3.28)%	27.40%		9.00%		(7.19)%		22.68%		(3.24)%	27.39%		9.01%		(7.13)%		22.69%

$1,346,483	$1,262,615		$1,394,919		$1,078,912		$1,235,303		$855	$319,285		$2,481,773		$2,247,969		$3,507,677
0.47%	0.47	%(d)	0.47	%(d)	0.47	%(d)	0.47	%(d)	0.44%	0.44	%(d)	0.44	%(d)	0.44	%(d)	0.44	%(d)
2.91%	3.69%		2.93%		3.18%		2.24%		2.89%	5.24%		2.89%		3.25%		2.25%
82%	54%		47%		34%		40%		82%	54%		47%		34%		40%
0.07%	0.06%		0.05%		0.05%		0.05%		0.07%	0.05%		0.05%		0.05%		0.05%

FOREIGN FUND

	Class II Shares
	Year Ended February 28/29,
	2015		2014		2013		2012		2011
Net asset value, beginning of period	$13.58		$11.57		$11.21		$12.88		$11.07

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.26		0.30		0.29		0.31		0.24
Net realized and unrealized gain (loss)	(0.93)		2.04		0.43		(1.43)		1.79

Total from investment operations	(0.67)		2.34		0.72		(1.12)		2.03

Less distributions to shareholders:
From net investment income	(0.39)		(0.33)		(0.36)		(0.55)		(0.22)
From net realized gains	(0.40)		—		—		—		—

Total distributions	(0.79)		(0.33)		(0.36)		(0.55)		(0.22)

Net asset value, end of period	$12.12		$13.58		$11.57		$11.21		$12.88

Total Return(b)	(4.75)%		20.39%		6.65%		(8.38)%		18.71%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$108,343		$165,028		$217,052		$259,270		$417,685
Net expenses to average daily net assets	0.83	%(c)	0.83	%(c)(d)	0.84	%(c)(d)	0.82	%(d)	0.82	%(d)
Net investment income (loss) to average daily net assets	2.04%		2.37%		2.65%		2.71%		2.09%
Portfolio turnover rate	113%		98%		91%		58%		55%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.13%		0.11%		0.07%		0.07%		0.06%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
†	Calculated using average shares outstanding throughout the period.

FOREIGN SMALL COMPANIES FUND

	Class III Shares
	Year Ended February 28/29,
	2015		2014		2013		2012		2011
Net asset value, beginning of period	$17.29		$14.40		$12.91		$14.22		$10.74

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.20		0.27		0.23		0.19		0.14
Net realized and unrealized gain (loss)	(1.34)		3.62		1.43		(1.27	)(b)	3.47

Total from investment operations	(1.14)		3.89		1.66		(1.08)		3.61

Less distributions to shareholders:
From net investment income	(0.23)		(0.48)		(0.17)		(0.23)		(0.13)
From net realized gains	(0.61)		(0.52)		—		—		—

Total distributions	(0.84)		(1.00)		(0.17)		(0.23)		(0.13)

Net asset value, end of period	$15.31		$17.29		$14.40		$12.91		$14.22

Total Return(c)	(6.34)%		27.54%		12.93%		(7.45)%		33.67%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$353,778		$236,393		$314,389		$483,122		$398,648
Net expenses to average daily net assets	0.85	%(d)	0.86	%(d)(e)	0.85	%(d)(e)	0.86	%(e)	0.85	%(e)
Net investment income (loss) to average daily net assets	1.26%		1.73%		1.83%		1.43%		1.15%
Portfolio turnover rate	58%		57%		56%		46%		61%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07%		0.07%		0.09%		0.10%		0.14%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01		$0.00	(f)	$0.02		$0.00	(f)	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

FOREIGN FUND (CONT’D)

Class III Shares										Class IV Shares
Year Ended February 28/29,										Year Ended February 28/29,
2015		2014		2013		2012		2011		2015		2014		2013		2012		2011
$13.66		$11.64		$11.27		$12.95		$11.13		$14.00		$11.92		$11.55		$13.25		$11.39

0.26		0.32		0.30		0.34		0.24		0.40		0.35		0.33		0.33		0.25
(0.92)		2.04		0.44		(1.47)		1.81		(1.07)		2.08		0.42		(1.46)		1.85

(0.66)		2.36		0.74		(1.13)		2.05		(0.67)		2.43		0.75		(1.13)		2.10

(0.40)		(0.34)		(0.37)		(0.55)		(0.23)		(0.40)		(0.35)		(0.38)		(0.57)		(0.24)
(0.40)		—		—		—		—		(0.40)		—		—		—		—

(0.80)		(0.34)		(0.37)		(0.55)		(0.23)		(0.80)		(0.35)		(0.38)		(0.57)		(0.24)

$12.20		$13.66		$11.64		$11.27		$12.95		$12.53		$14.00		$11.92		$11.55		$13.25

(4.64)%		20.42%		6.75%		(8.36)%		18.80%		(4.59)%		20.54%		6.68%		(8.21)%		18.80%

$152,047		$197,489		$222,262		$403,157		$1,440,952		$24,905		$67,628		$88,992		$391,421		$833,582
0.76	%(c)	0.76	%(c)(d)	0.77	%(c)(d)	0.75	%(d)	0.75	%(d)	0.70	%(c)	0.70	%(c)(d)	0.70	%(c)(d)	0.69	%(d)	0.69	%(d)
2.02%		2.53%		2.78%		2.89%		2.08%		2.96%		2.71%		3.02%		2.74%		2.10%
113%		98%		91%		58%		55%		113%		98%		91%		58%		55%
0.13%		0.12%		0.07%		0.08%		0.06%		0.13%		0.11%		0.07%		0.07%		0.06%

FOREIGN SMALL COMPANIES FUND (CONT’D)

Class IV Shares
Year Ended February 28/29,
2015		2014		2013		2012		2011
$17.25		$14.37		$12.90		$14.20		$10.73

0.21		0.25		0.12		0.17		0.13
(1.34)		3.64		1.54		(1.23	)(b)	3.47

(1.13)		3.89		1.66		(1.06)		3.60

(0.23)		(0.49)		(0.19)		(0.24)		(0.13)
(0.61)		(0.52)		—		—		—

(0.84)		(1.01)		(0.19)		(0.24)		(0.13)

$15.28		$17.25		$14.37		$12.90		$14.20

(6.25)%		27.61%		12.96%		(7.33)%		33.67%

$760,850		$851,384		$471,628		$71,373		$147,131
0.80	%(d)	0.81	%(d)(e)	0.80	%(d)(e)	0.81	%(e)	0.80	%(e)
1.32%		1.56%		0.90%		1.34%		1.07%
58%		57%		56%		46%		61%
0.07%		0.07%		0.10%		0.10%		0.14%
$0.01		$0.00	(f)	$0.01		$0.01		$0.02

INTERNATIONAL SMALL COMPANIES FUND

	Class III Shares
	Year Ended February 28/29,
	2015	2014		2013		2012		2011
Net asset value, beginning of period	$10.23	$8.34		$7.44		$8.48		$6.63
Income (loss) from investment operations:
Net investment income (loss)†(a)	0.19	0.15		0.18		0.17		0.14
Net realized and unrealized gain (loss)	(0.73)	2.37		1.02		(0.84)		1.88

Total from investment operations	(0.54)	2.52		1.20		(0.67)		2.02

Less distributions to shareholders:
From net investment income	(0.22)	(0.45)		(0.30)		(0.37)		(0.17)
From net realized gains	(1.82)	(0.18)		—		—		—

Total distributions	(2.04)	(0.63)		(0.30)		(0.37)		(0.17)

Net asset value, end of period	$7.65	$10.23		$8.34		$7.44		$8.48

Total Return(b)	(4.87)%	31.30%		16.75%		(8.05)%		31.11%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$283,446	$382,688		$313,557		$368,374		$467,733
Net expenses to average daily net assets(c)	0.77%	0.77	%(d)	0.76	%(d)	0.76	%(d)	0.76	%(d)
Net investment income (loss) to average daily net assets	2.15%	1.63%		2.50%		2.28%		1.91%
Portfolio turnover rate	83%	79%		76%		90%		55%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.17%	0.15%		0.17%		0.14%		0.12%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01	$0.01		$0.00	(e)	$0.01		$0.05

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

U.S. EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2015	2014		2013		2012		2011
Net asset value, beginning of period	$17.27	$14.51		$13.06		$12.00		$10.57

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.28	0.28		0.26		0.22		0.18
Net realized and unrealized gain (loss)	1.66	2.77		1.47		1.08		1.43

Total from investment operations	1.94	3.05		1.73		1.30		1.61

Less distributions to shareholders:
From net investment income	(0.31)	(0.29)		(0.28)		(0.24)		(0.18)
From net realized gains	(2.29)	—		—		—		—

Total distributions	(2.60)	(0.29)		(0.28)		(0.24)		(0.18)

Net asset value, end of period	$16.61	$17.27		$14.51		$13.06		$12.00

Total Return(b)	12.18%	21.11%		13.40%		11.00%		15.42%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$286,934	$488,982		$188,363		$259,751		$393,523
Net expenses to average daily net assets(d)	0.46%	0.46	%(c)	0.46	%(c)	0.46	%(c)	0.46	%(c)
Net investment income (loss) to average daily net assets	1.59%	1.71%		1.95%		1.82%		1.68%
Portfolio turnover rate	67%	74%		79%		61%		96%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02%	0.02%		0.02%		0.03%		0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	The net expense ratio does not include the effect of expense reductions.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
†	Calculated using average shares outstanding throughout the period.

U.S. EQUITY ALLOCATION FUND (CONT’D)

Class IV Shares									Class VI Shares
Year Ended February 28/29,									Year Ended February 28/29,
2015	2014		2013		2012		2011		2015	2014		2013		2012		2011
$17.24	$14.48		$13.04		$11.98		$10.55		$17.21	$14.47		$13.02		$11.97		$10.54

0.29	0.29		0.27		0.22		0.18		0.30	0.30		0.28		0.23		0.20
1.66	2.77		1.46		1.08		1.43		1.65	2.74		1.46		1.07		1.42

1.95	3.06		1.73		1.30		1.61		1.95	3.04		1.74		1.30		1.62

(0.32)	(0.30)		(0.29)		(0.24)		(0.18)		(0.33)	(0.30)		(0.29)		(0.25)		(0.19)
(2.29)	—		—		—		—		(2.29)	—		—		—		—

(2.61)	(0.30)		(0.29)		(0.24)		(0.18)		(2.62)	(0.30)		(0.29)		(0.25)		(0.19)

$16.58	$17.24		$14.48		$13.04		$11.98		$16.54	$17.21		$14.47		$13.02		$11.97

12.27%	21.21%		13.40%		11.05%		15.47%		12.28%	21.14%		13.56%		11.06%		15.59%

$431,841	$288,782		$44,849		$52,486		$163,627		$6,031,361	$7,082,304		$1,249,117		$1,095,053		$1,129,978
0.41%	0.41	%(c)	0.41	%(c)	0.41	%(c)	0.41	%(c)	0.37%	0.37	%(c)	0.37	%(c)	0.37	%(c)	0.37	%(c)
1.63%	1.75%		2.01%		1.88%		1.68%		1.70%	1.85%		2.08%		1.93%		1.80%
67%	74%		79%		61%		96%		67%	74%		79%		61%		96%
0.02%	0.02%		0.02%		0.03%		0.03%		0.02%	0.02%		0.02%		0.03%		0.03%

EMERGING MARKETS FUND

	Class II Shares									Class III Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2015	2014		2013		2012		2011		2015	2014		2013		2012		2011
Net asset value, beginning of period	$10.20	$11.74		$12.10		$14.46		$11.63		$10.23	$11.77		$12.13		$14.49		$11.66

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.28	0.25		0.22		0.24		0.16		0.27	0.27		0.24		0.26		0.16
Net realized and unrealized gain (loss)	0.00 (b)	(1.52)		(0.35)		(0.65)		2.84		0.02	(1.54)		(0.36)		(0.66)		2.85

Total from investment operations	0.28	(1.27)		(0.13)		(0.41)		3.00		0.29	(1.27)		(0.12)		(0.40)		3.01

Less distributions to shareholders:
From net investment income	(0.32)	(0.27)		(0.23)		(0.21)		(0.17)		(0.33)	(0.27)		(0.24)		(0.22)		(0.18)
From net realized gains	—	—		—		(1.74)		—		—	—		—		(1.74)		—

Total distributions	(0.32)	(0.27)		(0.23)		(1.95)		(0.17)		(0.33)	(0.27)		(0.24)		(1.96)		(0.18)

Net asset value, end of period	$10.16	$10.20		$11.74		$12.10		$14.46		$10.19	$10.23		$11.77		$12.13		$14.49

Total Return(d)	2.84%	(10.92)%		(1.00)%		(1.94)%		25.77%		2.91%	(10.87)%		(0.96)%		(1.89)%		25.80%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,000,299	$1,308,100		$2,004,694		$2,100,382		$2,304,697		$283,712	$447,963		$970,102		$1,334,720		$1,445,916
Net expenses to average daily net assets(e)	1.07%	1.06	%(f)	1.06	%(f)	1.05	%(f)	1.07	%(f)	1.02%	1.01	%(f)	1.01	%(f)	1.00	%(f)	1.02	%(f)
Net investment income (loss) to average daily net assets	2.66%	2.33%		1.97%		1.88%		1.21%		2.55%	2.45%		2.12%		2.00%		1.17%
Portfolio turnover rate	94%	98%		119%		108%		114%		94%	98%		119%		108%		114%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%	0.03%		0.03%		0.03%		0.03%		0.01%	0.01%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.04	$0.03		$0.02		$0.02		$0.02		$0.04	$0.03		$0.01		$0.01		$0.00	(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Net realized and unrealized gain (loss) was less than $0.01 per share.
(c)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(f)	The net expense ratio does not include the effect of expense reductions.
(g)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

EMERGING COUNTRIES FUND

	Class III Shares
	Year Ended February 28/29,
	2015	2014		2013		2012		2011
Net asset value, beginning of period	$9.21	$10.61		$11.03		$11.50		$9.24

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.22	0.26		0.20		0.24		0.11
Net realized and unrealized gain (loss)	0.05	(1.38)		(0.43)		(0.50	)(b)	2.28

Total from investment operations	0.27	(1.12)		(0.23)		(0.26)		2.39

Less distributions to shareholders:
From net investment income	(0.35)	(0.28)		(0.19)		(0.21)		(0.13)

Total distributions	(0.35)	(0.28)		(0.19)		(0.21)		(0.13)

Net asset value, end of period	$9.13	$9.21		$10.61		$11.03		$11.50

Total Return(c)	3.02%	(10.61)%		(2.05)%		(1.96)%		25.89%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$38,502	$46,055		$134,535		$157,638		$231,921
Net expenses to average daily net assets(d)	1.23%	1.24	%(e)	1.18	%(e)	1.17	%(e)	1.15	%(e)
Net investment income (loss) to average daily net assets	2.27%	2.66%		1.94%		2.14%		1.05%
Portfolio turnover rate	74%	122%		108%		113%		124%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.28%	0.43%		0.21%		0.14%		0.15%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions.
†	Calculated using average shares outstanding throughout the period.

EMERGING MARKETS FUND (CONT’D)

Class IV Shares									Class V Shares									Class VI Shares
Year Ended February 28/29,									Year Ended February 28/29,									Year Ended February 28/29,
2015	2014		2013		2012		2011		2015	2014		2013		2012		2011		2015		2014		2013		2012		2011
$10.15	$11.68		$12.03		$14.40		$11.58		$10.13	$11.66		$12.01		$14.39		$11.57		$10.15		$11.68		$12.04		$14.41		$11.59

0.28	0.28		0.22		0.26		0.17		0.29	0.26		0.25		0.26		0.15		0.30		0.26		0.24		0.27		0.17
0.00 (b)	(1.53)		(0.32)		(0.67)		2.83		0.00 (b)	(1.50)		(0.35)		(0.67)		2.86		(0.01	)(c)	(1.49)		(0.34)		(0.67)		2.84

0.28	(1.25)		(0.10)		(0.41)		3.00		0.29	(1.24)		(0.10)		(0.41)		3.01		0.29		(1.23)		(0.10)		(0.40)		3.01

(0.33)	(0.28)		(0.25)		(0.22)		(0.18)		(0.34)	(0.29)		(0.25)		(0.23)		(0.19)		(0.34)		(0.30)		(0.26)		(0.23)		(0.19)
—	—		—		(1.74)		—		—	—		—		(1.74)		—		—		—		—		(1.74)		—

(0.33)	(0.28)		(0.25)		(1.96)		(0.18)		(0.34)	(0.29)		(0.25)		(1.97)		(0.19)		(0.34)		(0.30)		(0.26)		(1.97)		(0.19)

$10.10	$10.15		$11.68		$12.03		$14.40		$10.08	$10.13		$11.66		$12.01		$14.39		$10.10		$10.15		$11.68		$12.04		$14.41

2.88%	(10.81)%		(0.81)%		(1.90)%		25.93%		2.93%	(10.74)%		(0.78)%		(1.92)%		26.03%		2.96%		(10.69)%		(0.82)%		(1.81)%		26.01%

$837,963	$748,429		$1,481,411		$1,816,285		$1,649,840		$170,125	$406,384		$677,796		$662,263		$835,561		$5,194,557		$5,220,293		$5,673,002		$5,082,437		$5,800,427
0.97%	0.96	%(f)	0.96	%(f)	0.95	%(f)	0.97	%(f)	0.92%	0.91	%(f)	0.91	%(f)	0.90	%(f)	0.93	%(f)	0.89%		0.88	%(f)	0.88	%(f)	0.87	%(f)	0.89	%(f)
2.64%	2.57%		1.99%		2.00%		1.29%		2.77%	2.39%		2.25%		2.03%		1.15%		2.79%		2.43%		2.12%		2.11%		1.29%
94%	98%		119%		108%		114%		94%	98%		119%		108%		114%		94%		98%		119%		108%		114%
0.01%	0.01%		0.01%		0.01%		0.01%		0.04%	0.04%		0.04%		0.04%		0.04%		0.04%		0.04%		0.04%		0.04%		0.04%
$0.04	$0.03		$0.02		$0.02		$0.01		$0.03	$0.03		$0.00	(g)	$0.00	(g)	$0.01		$0.04		$0.03		$0.02		$0.02		$0.03

EMERGING DOMESTIC OPPORTUNITIES FUND

	Class II Shares							Class III Shares
	Year Ended February 28,					Period from March 24, 2011 (commencement of operations) through February 29, 2012		Year Ended February 28,			Period from June 29, 2012 (commencement of operations) through February 28, 2013
	2015	2014		2013				2015	2014
Net asset value, beginning of period	$22.55	$24.60		$21.39		$20.89		$22.54	$24.59		$21.02

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.28	0.26		0.24		0.20		0.29	0.30		0.05
Net realized and unrealized gain (loss)	1.55	(1.22)		3.27		0.39	(b)	1.55	(1.24)		3.84

Total from investment operations	1.83	(0.96)		3.51		0.59		1.84	(0.94)		3.89

Less distributions to shareholders:
From net investment income	(0.23)	(0.30)		(0.15)		(0.09)		(0.24)	(0.32)		(0.17)
From net realized gains	(0.16)	(0.79)		(0.15)		—		(0.16)	(0.79)		(0.15)

Total distributions	(0.39)	(1.09)		(0.30)		(0.09)		(0.40)	(1.11)		(0.32)

Net asset value, end of period	$23.99	$22.55		$24.60		$21.39		$23.98	$22.54		$24.59

Total Return(c)	8.18%	(4.01)%		16.47%		2.86	%**	8.23%	(3.95)%		18.57	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$738,035	$621,278		$352,479		$112,056		$336,488	$384,757		$104,740
Net expenses to average daily net assets(e)	1.07%	1.07	%(d)	1.07	%(d)	1.02	%*	1.00%	1.00	%(d)	1.00	%*(d)
Net investment income (loss) to average daily net assets	1.21%	1.09%		1.05%		1.05	%*	1.26%	1.23%		0.31	%*
Portfolio turnover rate	204%	274%		247%		459	%**††	204%	274%		247	%**†††
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%	0.03%		0.03%		0.42	%*	0.03%	0.03%		0.04	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.03	$0.10		$0.24		$0.45		$0.03	$0.09		$0.31

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
†	Calculated using average shares outstanding throughout the period.
††	Calculation represents portfolio turnover of the Fund for the year ended February 29, 2012.
†††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2013.
††††	Calculation represents portfolio turnover of the Fund for the year ended February 28, 2014.
*	Annualized.
**	Not annualized.

EMERGING DOMESTIC OPPORTUNITIES FUND (CONT’D)

Class IV Shares					Class V Shares			Class VI Shares
Year ended February 28,			Period from May 2, 2012 (commencement of operations) through February 28, 2013		Year Ended February 28, 2015	Period from November 29, 2013 (commencement of operations) February 28, 2014		Year Ended February 28,					Period from September 19, 2011 (commencement of operations) through February 29, 2012
2015	2014							2015	2014		2013
$22.56	$24.60		$22.00		$22.54	$24.52		$22.61	$24.65		$21.41		$20.34

0.30	0.31		0.14		0.31	0.01		0.31	0.36		0.34		0.10
1.56	(1.23)		2.78		1.55	(1.20)		1.57	(1.28)		3.22		1.06	(b)

1.86	(0.92)		2.92		1.86	(1.19)		1.88	(0.92)		3.56		1.16

(0.26)	(0.33)		(0.17)		(0.26)	(0.34)		(0.27)	(0.33)		(0.17)		(0.09)
(0.16)	(0.79)		(0.15)		(0.16)	(0.45)		(0.16)	(0.79)		(0.15)		—

(0.42)	(1.12)		(0.32)		(0.42)	(0.79)		(0.43)	(1.12)		(0.32)		(0.09)

$24.00	$22.56		$24.60		$23.98	$22.54		$24.06	$22.61		$24.65		$21.41

8.29%	(3.88)%		13.34	%**	8.32%	(4.95	)%**	8.37%	(3.84)%		16.69%		5.78	%**

$686,589	$659,592		$518,430		$255,379	$235,753		$605,469	$546,120		$654,063		$418,017
0.95%	0.95	%(d)	0.95	%*(d)	0.93%	0.94	%*(d)	0.90%	0.90	%(d)	0.90	%(d)	0.87	%*(d)
1.29%	1.29%		0.71	%*	1.32%	0.09	%*	1.34%	1.47%		1.50%		1.10	%*
204%	274%		247	%**†††	204%	274	%**††††	204%	274%		247%		459	%**
0.03%	0.03%		0.04	%*	0.03%	0.06	%*	0.03%	0.03%		0.03%		0.13	%*
$0.03	$0.10		$0.28		$0.03	$0.02		$0.03	$0.11		$0.07		$0.18

QUALITY FUND

	Class III Shares									Class IV Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2015	2014		2013		2012		2011		2015	2014		2013		2012		2011
Net asset value, beginning of period	$25.08	$23.81		$23.41		$20.81		$18.99		$25.10	$23.83		$23.42		$20.83		$19.01

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.42	0.51		0.47		0.43		0.36		0.43	0.53		0.49		0.44		0.38
Net realized and unrealized gain (loss)	2.91	3.70		2.24		2.58		1.82		2.92	3.70		2.24		2.57		1.81

Total from investment operations	3.33	4.21		2.71		3.01		2.18		3.35	4.23		2.73		3.01		2.19

Less distributions to shareholders:
From net investment income	(0.49)	(0.53)		(0.51)		(0.41)		(0.36)		(0.50)	(0.55)		(0.52)		(0.42)		(0.37)
From net realized gains	(4.94)	(2.41)		(1.80)		—		—		(4.94)	(2.41)		(1.80)		—		—

Total distributions	(5.43)	(2.94)		(2.31)		(0.41)		(0.36)		(5.44)	(2.96)		(2.32)		(0.42)		(0.37)

Net asset value, end of period	$22.98	$25.08		$23.81		$23.41		$20.81		$23.01	$25.10		$23.83		$23.42		$20.83

Total Return(b)	14.73%	18.38%		12.39%		14.71%		11.67%		14.81%	18.43%		12.47%		14.70%		11.71%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,336,063	$5,747,512		$6,682,281		$6,539,510		$5,288,776		$2,201,876	$2,134,444		$2,079,055		$2,035,597		$1,662,542
Net expenses to average daily net assets(c)	0.48%	0.48	%(d)	0.48	%(d)	0.48	%(d)	0.48	%(d)	0.44%	0.44	%(d)	0.44	%(d)	0.44	%(d)	0.44	%(d)
Net investment income (loss) to average daily net assets	1.71%	2.04%		2.02%		2.01%		1.88%		1.77%	2.07%		2.09%		2.04%		1.95%
Portfolio turnover rate	60%	48%		34%		40%		32%		60%	48%		34%		40%		32%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02%	0.01%		0.02%		0.02%		0.02%		0.02%	0.01%		0.02%		0.02%		0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
†	Calculated using average shares outstanding throughout the period.

QUALITY FUND (CONT’D)

Class V Shares									Class VI Shares
Year Ended February 28/29,									Year Ended February 28/29,
2015	2014		2013		2012		2011		2015	2014		2013		2012		2011

$25.10	$23.82		$23.42		$20.82		$19.00		$25.09	$23.82		$23.41		$20.82		$19.00

0.44	0.56		0.48		0.44		0.38		0.45	0.54		0.49		0.45		0.38

2.92	3.68		2.25		2.58		1.81		2.90	3.70		2.25		2.57		1.81

3.36	4.24		2.73		3.02		2.19		3.35	4.24		2.74		3.02		2.19

(0.51)	(0.55)		(0.53)		(0.42)		(0.37)		(0.51)	(0.56)		(0.53)		(0.43)		(0.37)
(4.94)	(2.41)		(1.80)		—		—		(4.94)	(2.41)		(1.80)		—		—

(5.45)	(2.96)		(2.33)		(0.42)		(0.37)		(5.45)	(2.97)		(2.33)		(0.43)		(0.37)

$23.01	$25.10		$23.82		$23.42		$20.82		$22.99	$25.09		$23.82		$23.41		$20.82

14.86%	18.49%		12.45%		14.74%		11.73%		14.83%	18.50%		12.53%		14.76%		11.77%

$267,809	$653,307		$455,097		$578,367		$371,927		$2,496,930	$3,675,950		$4,140,416		$9,816,202		$8,913,391

0.42%	0.42	%(d)	0.41	%(d)	0.42	%(d)	0.42	%(d)	0.39%	0.39	%(d)	0.38	%(d)	0.39	%(d)	0.39	%(d)

1.81%	2.22%		2.05%		2.08%		1.96%		1.83%	2.13%		2.10%		2.09%		1.99%
60%	48%		34%		40%		32%		60%	48%		34%		40%		32%

0.02%	0.01%		0.02%		0.02%		0.02%		0.02%	0.01%		0.02%		0.02%		0.02%

RESOURCES FUND

	Class III Shares								Class IV Shares
	Year Ended February 28/29,								Year Ended February 28,
	2015		2014		2013		2012(a)		2015		2014(b)
Net asset value, beginning of period	$21.88		$21.59		$22.96		$20.00		$21.86		$21.40

Income (loss) from investment operations:
Net investment income (loss)†(c)	0.87		0.51		0.32		0.03		0.75		0.45
Net realized and unrealized gain (loss)	(3.77)		0.45		(1.25	)(d)	2.93		(3.65)		0.70

Total from investment operations	(2.90)		0.96		(0.93)		2.96		(2.90)		1.15

Less distributions to shareholders:
From net investment income	(1.03)		(0.40)		(0.20)		—		(1.06)		(0.42)
From net realized gains	(1.62)		(0.27)		(0.24)		—		(1.62)		(0.27)

Total distributions	(2.65)		(0.67)		(0.44)		—		(2.68)		(0.69)

Net asset value, end of period	$16.33		$21.88		$21.59		$22.96		$16.28		$21.86

Total Return(e)	(12.81)%		4.54%		(4.00)%		14.80	%**	(12.82)%		5.48	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$23,734		$81,646		$104,241		$8,101		$119,308		$138,358
Net expenses to average daily net assets	0.76	%(f)	0.75	%(f)(g)	0.77	%(f)	0.75	%*	0.71	%(f)	0.70	%*(f)(g)
Net investment income (loss) to average daily net assets	4.01%		2.36%		1.48%		0.78	%*	3.58%		2.23	%*
Portfolio turnover rate	126%		40%		51%		15	%**	126%		40	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.08%		0.10%		0.73%		7.69	%*	0.09%		0.11	%*
Purchase premiums and redemption fees consisted of the following per share amounts†:	$0.07		$0.06		$0.22		$0.06		$0.03		$0.03

(a)	Period from December 28, 2011 (commencement of operations) through February 29, 2012.
(b)	Period from March 20, 2013 (commencement of operations) through February 28, 2014.
(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(d)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(e)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(g)	The net expense ratio does not include the effect of expense reductions.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

FIXED INCOME FUNDS

BENCHMARK-FREE BOND FUND

	Class III Shares
	Period from November 18, 2014 (commencement of operations) through February 28, 2015
Net asset value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.09
Net realized and unrealized gain (loss)	0.75

Total from investment operations	0.84

Less distributions to shareholders:
From net investment income	(0.12)

Total distributions	(0.12)

Net asset value, end of period	$25.72

Total Return(b)	3.38	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,230
Net operating expenses to average daily net assets(c)	0.76	%*
Interest expenses to average daily net assets(d)	0.01	%*
Total net expenses to average daily net assets(c)	0.77	%*
Net investment income (loss) to average daily net assets	1.24	%*
Portfolio turnover rate	8	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(e)	1.59%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Ratios include indirect fees waived or borne by the manager.
†	Calculated using average shares outstanding throughout the period.
*	Financial ratios have been annualized except for non-recurring costs.
**	Not annualized.

GLOBAL BOND FUND

	Class III Shares
	Year Ended February 28/29,
	2015		2014		2013		2012		2011
Net asset value, beginning of period	$8.61		$8.37		$8.11		$7.91		$7.58

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.08		0.08		0.11		0.11		0.12
Net realized and unrealized gain (loss)	(0.01	)(b)	0.18		0.27		0.55		0.82

Total from investment operations	0.07		0.26		0.38		0.66		0.94

Less distributions to shareholders:
From net investment income	(0.01)		(0.02)		(0.12)		(0.46)		(0.61)

Total distributions	(0.01)		(0.02)		(0.12)		(0.46)		(0.61)

Net asset value, end of period	$8.67		$8.61		$8.37		$8.11		$7.91

Total Return(c)	0.81%		3.13%		4.72%		8.57%		12.84%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$46,720		$141,269		$165,337		$163,213		$209,891
Net operating expenses to average daily net assets(d)	0.34%		0.38	%(e)	0.39	%(e)	0.39	%(e)	0.38	%(e)
Interest expenses to average daily net assets	0.00	%(f)(g)	0.00	%(f)(g)	—		—		0.01	%(f)
Total net expenses to average daily net assets(d)	0.34%		0.38	%(d)	0.39	%(d)	0.39	%(d)	0.39	%(d)
Net investment income (loss) to average daily net assets	0.94%		0.99%		1.29%		1.39%		1.50%
Portfolio turnover rate	84%		24%		42%		38%		45%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(h)	0.22%		0.09%		0.10%		0.09%		0.07%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(g)	Interest expense was less than 0.01% to average daily net assets.
(h)	Ratios include indirect fees waived or borne by the manager.
†	Calculated using average shares outstanding throughout the period.

INTERNATIONAL BOND FUND

	Class III Shares
	Year Ended February 28/29,
	2015	2014		2013		2012		2011
Net asset value, beginning of period	$7.27	$6.84		$6.79		$7.11		$6.59

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.07	0.06		0.08		0.10		0.10
Net realized and unrealized gain (loss)	(0.39)	0.37		0.13		0.33		0.77

Total from investment operations	(0.32)	0.43		0.21		0.43		0.87

Less distributions to shareholders:
From net investment income	—	—		(0.16)		(0.75)		(0.35)

Total distributions	—	—		(0.16)		(0.75)		(0.35)

Net asset value, end of period	$6.95	$7.27		$6.84		$6.79		$7.11

Total Return(b)	(4.40)%	6.29%		3.21%		6.37%		13.36%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$43,585	$60,809		$70,949		$69,945		$108,684
Net operating expenses to average daily net assets(c)	0.34%	0.39	%(d)	0.40	%(d)	0.39	%(d)	0.39	%(d)
Interest expense to average daily net assets(e)	0.01%	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)
Total net expenses to average daily net assets(c)	0.35%	0.39	%(d)(f)	0.40	%(d)(f)	0.39	%(d)(f)	0.39	%(d)
Net investment income (loss) to average daily net assets(a)	0.98%	0.90%		1.18%		1.39%		1.45%
Portfolio turnover rate	115%	18%		21%		43%		46%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(g)	0.39%	0.27%		0.28%		0.24%		0.16%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Interest expense was less than 0.01% to average daily net assets.
(g)	Ratios include indirect fees waived or borne by the manager.
†	Calculated using average shares outstanding throughout the period.

CURRENCY HEDGED INTERNATIONAL BOND FUND

	Class III Shares
	Year Ended February 28/29,
	2015		2014		2013	2012		2011
Net asset value, beginning of period	$8.90		$8.76		$8.35	$8.18		$7.98

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.11		0.12		0.14	0.13		0.12
Net realized and unrealized gain (loss)	1.38		0.14		0.64	0.71		0.47

Total from investment operations	1.49		0.26		0.78	0.84		0.59

Less distributions to shareholders:
From net investment income	(0.49)		(0.11)		(0.37)	(0.41)		(0.39)
Return of capital	—		(0.01)		—	(0.26)		—

Total distributions	(0.49)		(0.12)		(0.37)	(0.67)		(0.39)

Net asset value, end of period	$9.90		$8.90		$8.76	$8.35		$8.18

Total Return(b)	17.02%		3.04%		9.43%	10.48%		7.35%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$71,891		$71,837		$69,527	$72,021		$70,799
Net operating expenses to average daily net assets(c)	0.36%		0.39%		0.40%	0.39	%(d)	0.39	%(d)
Interest expenses to average daily net assets	0.00	%(e)(f)	0.00	%(e)(f)	—	—		—
Total net expenses to average daily net assets(c)	0.36%		0.39%		0.40%	0.39	%(d)	0.39	%(d)
Net investment income (loss) to average daily net assets(a)	1.19%		1.41%		1.61%	1.58%		1.43%
Portfolio turnover rate	117%		13%		34%	52%		51%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(g)	0.27%		0.24%		0.27%	0.25%		0.17%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Ratio is less than 0.01%.
(g)	Ratios include indirect fees waived or borne by the manager.
†	Calculated using average shares outstanding throughout the period.

CORE PLUS BOND FUND

	Class III Shares										Class IV Shares
	Year Ended February 28/29,										Year Ended February 28/29,
	2015		2014		2013		2012		2011		2015		2014		2013		2012		2011
Net asset value, beginning of period	$7.45		$7.41		$7.13		$7.26		$7.02		$7.47		$7.43		$7.14		$7.27		$7.03

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.07		0.07		0.07		0.13		0.11		0.07		0.07		0.08		0.13		0.11
Net realized and unrealized gain (loss)	0.61		0.08		0.54		0.56		0.65		0.61		0.09		0.54		0.56		0.65

Total from investment operations	0.68		0.15		0.61		0.69		0.76		0.68		0.16		0.62		0.69		0.76

Less distributions to shareholders:
From net investment income	(0.32)		(0.11)		(0.33)		(0.82)		(0.52)		(0.32)		(0.12)		(0.33)		(0.82)		(0.52)

Total distributions	(0.32)		(0.11)		(0.33)		(0.82)		(0.52)		(0.32)		(0.12)		(0.33)		(0.82)		(0.52)

Net asset value, end of period	$7.81		$7.45		$7.41		$7.13		$7.26		$7.83		$7.47		$7.43		$7.14		$7.27

Total Return(b)	9.25%		2.15%		8.67%		9.88%		10.93%		9.32%		2.15%		8.85%		9.90%		10.97%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$51,045		$48,632		$48,831		$46,924		$47,773		$191,054		$191,571		$190,527		$188,675		$183,333
Net operating expenses to average daily net assets(c)	0.37%		0.38%		0.38	%(d)	0.39	%(d)	0.39	%(d)	0.32%		0.33%		0.33	%(d)	0.34	%(d)	0.34	%(d)
Interest expense to average daily net assets	0.00	%(e)(f)	0.00	%(e)(f)	—		—		—		0.00	%(e)(f)	0.00	%(e)(f)	—		—		—
Total net expenses to average daily net assets(c)	0.37%		0.38%		0.38	%(d)	0.39	%(d)	0.39	%(d)	0.32%		0.33%		0.33	%(d)	0.34	%(d)	0.34	%(d)
Net investment income (loss) to average daily net assets(a)	0.89%		0.95%		1.02%		1.74%		1.48%		0.94%		0.99%		1.07%		1.75%		1.48%
Portfolio turnover rate	128%		87%		135%		72%		46%		128%		87%		135%		72%		46%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(g)	0.15%		0.12%		0.13%		0.12%		0.11%		0.15%		0.12%		0.13%		0.12%		0.11%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Ratio is less than 0.01%.
(f)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(g)	Ratios include indirect fees waived or borne by the manager.
†	Calculated using average shares outstanding throughout the period.

EMERGING COUNTRY DEBT FUND

	Class III Shares										Class IV Shares
	Year Ended February 28/29,										Year Ended February 28/29,
	2015		2014		2013		2012		2011		2015		2014		2013		2012		2011
Net asset value, beginning of period	$9.77		$10.34		$9.59		$9.10		$8.47		$9.76		$10.33		$9.58		$9.09		$8.47

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.59	(c)	0.60		0.77		0.84		1.03	(b)	0.60	(c)	0.60		0.79		0.84		1.05	(b)
Net realized and unrealized gain (loss)	(0.01)		(0.59)		0.82		0.58		0.81		(0.02)		(0.58)		0.81		0.59		0.78

Total from investment operations	0.58		0.01		1.59		1.42		1.84		0.58		0.02		1.60		1.43		1.83

Less distributions to shareholders:
From net investment income	(0.86)		(0.58)		(0.84)		(0.93)		(1.21)		(0.86)		(0.59)		(0.85)		(0.94)		(1.21)

Total distributions	(0.86)		(0.58)		(0.84)		(0.93)		(1.21)		(0.86)		(0.59)		(0.85)		(0.94)		(1.21)

Net asset value, end of period	$9.49		$9.77		$10.34		$9.59		$9.10		$9.48		$9.76		$10.33		$9.58		$9.09

Total Return(d)	6.03%		0.27%		17.04%		16.62%		22.23%		6.07%		0.33%		17.14%		16.69%		22.19%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$746,182		$582,639		$427,339		$679,533		$564,570		$3,262,104		$2,465,331		$1,908,041		$1,117,850		$1,122,409
Net operating expenses to average daily net assets(e)	0.56%		0.56	%(f)	0.60	%(f)	0.64	%(f)	0.59	%(f)	0.51%		0.51	%(f)	0.55	%(f)	0.59	%(f)	0.54	%(f)
Interest expense to average daily net assets	—		—		0.02	%(g)	0.08	%(g)	0.08	%(h)	—		—		0.02	%(g)	0.08	%(g)	0.07	%(h)
Total net expenses to average daily net assets(e)	0.56%		0.56	%(f)	0.62	%(f)(g)	0.72	%(f)(g)	0.67	%(f)(h)	0.51%		0.51	%(f)	0.57	%(f)(g)	0.67	%(f)(g)	0.61	%(f)(h)
Net investment income (loss) to average daily net assets(a)	5.86	%(i)	5.99%		7.75%		8.90%		11.09	%(j)	5.93	%(i)	6.02%		7.84%		8.95%		11.37	%(j)
Portfolio turnover rate	18%		27%		36%		29%		21%		18%		27%		36%		29%		21%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(k)	0.00	%(l)	—		0.00	%(l)	—		—		0.00	%(l)	—		0.00	%(l)	—		—
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.02		$0.02		$0.03		$0.01		$0.02		$0.02		$0.02		$0.03		$0.01		$0.02

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

Includes income per share of $0.40 and $0.41, respectively, as a result of the Fund’s participation in sovereign debt exchanges during the period. Excluding this income, the Fund’s net investment income per share would have been $0.63 and $0.64, respectively.

(c)

Includes income per share of $0.02 and $0.03, respectively, as a result of litigation on certain sovereign debt. Excluding this income, the Fund’s net investment income per share would have been $0.57 and $0.57, respectively.

(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(f)	The net expense ratio does not include the effect of expense reductions.
(g)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(h)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or payables owed to Lehman Brothers in connection with the termination of derivative contracts in 2008 is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(i)

Includes income of $0.24 and $0.24, respectively, of average daily net assets as a result of litigation on certain sovereign debt. Excluding this income, the Fund’s net investment income to average daily net assets would have been $5.62 and $5.69, respectively.

(j)

Includes income of 4.33% and 4.43%, respectively, of average daily net assets as a result of the Fund’s participation in sovereign debt exchanges. Excluding this income, the Fund’s net investment income to average daily net assets would have been 6.76% and 6.94%, respectively.

(k)	Ratios include indirect fees waived or borne by the manager.
(l)	Ratio is less than 0.01%.
†	Calculated using average shares outstanding throughout the period.

DEBT OPPORTUNITIES FUND

	Class VI Shares
	February 28,						Period from October 3, 2011 (commencement of operations) through February 29, 2012(a)
	2015(a)		2014(a)(b)		2013(a)
Net asset value, beginning of period	$24.22		$24.22		$22.54		$22.33

Income (loss) from investment operations:
Net investment income (loss)(c)†	0.54		0.84		1.05		0.42
Net realized and unrealized gain (loss)	0.42		0.14		1.54		0.14

Total from investment operations	0.96		0.98		2.59		0.56

Less distributions to shareholders:
From net investment income	(0.38)		(0.56)		(0.35)		(0.21)
From net realized gains	—		(0.42)		(0.56)		(0.14)

Total distributions	(0.38)		(0.98)		(0.91)		(0.35)

Net asset value, end of period	$24.80		$24.22		$24.22		$22.54

Total Return(d)	3.98%		4.27%		11.62%		2.43	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,790,805		$2,111,080		$812,020		$204,043
Net expenses to average daily net assets(e)	0.31%		0.31	%(f)	0.31	%(f)	0.31	%*
Interest expense to average daily net assets	0.00	%(g)(h)	—		—		—
Total net expenses to average daily net assets(f)	0.31%		0.31	%(f)	0.31	%(f)	0.31	%*
Net investment income (loss) to average daily net assets	2.18%		3.51%		4.36%		4.59	%*
Portfolio turnover rate	37%		30%		39%		23	%(i)**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%		0.02%		0.04%		0.17	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.03		$0.01		$0.02		$0.00	(j)

(a)	Per share amounts were adjusted to reflect a 1:7 reverse stock split effective May 15, 2014.
(b)

Effective February 12, 2014, GMO Debt Opportunities Fund (the “Acquired Fund”) merged into GMO Short-Duration Collateral Fund (the “Acquiring Fund”) and the surviving entity was renamed GMO Debt Opportunities Fund. For accounting and financial reporting purposes, the Acquired Fund is the surviving entity, meaning the combined entity adopted the historical financial reporting history of the Acquired Fund. Share and per share information have been adjusted to reflect the effects of the merger.

(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(f)	The net expense ratio does not include the effect of expense reductions.
(g)

Interest expense incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(h)	Ratio is less than 0.01%.
(i)	Calculation represents portfolio turnover for the Fund for the period from October 3, 2011 through February 29, 2012.
(j)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

IMPLEMENTATION FUNDS

ALPHA ONLY FUND

	Class III Shares									Class IV Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2015	2014		2013		2012		2011(a)		2015	2014		2013		2012		2011(a)
Net asset value, beginning of period	$23.98	$24.22		$24.13		$23.49		$24.55		$23.99	$24.24		$24.14		$23.50		$24.55

Income (loss) from investment operations:
Net investment income (loss)†	0.34	0.53	(b)	0.51	(b)	0.46	(b)	0.30	(b)	0.35	0.58	(b)	0.60	(b)	0.47	(b)	0.31	(b)
Net realized and unrealized gain (loss)	(0.96)	(0.76)		(0.35)		0.52		(1.36)		(0.95)	(0.80)		(0.42)		0.52		(1.36)

Total from investment operations	(0.62)	(0.23)		0.16		0.98		(1.06)		(0.60)	(0.22)		0.18		0.99		(1.05)

Less distributions to shareholders:
From net investment income	(0.43)	(0.01)		(0.07)		(0.34)		—		(0.44)	(0.03)		(0.08)		(0.35)		—

Total distributions	(0.43)	(0.01)		(0.07)		(0.34)		—		(0.44)	(0.03)		(0.08)		(0.35)		—

Net asset value, end of period	$22.93	$23.98		$24.22		$24.13		$23.49		$22.95	$23.99		$24.24		$24.14		$23.50

Total Return(c)	(2.60)%	(0.94)%		0.67%		4.13%		(4.32)%		(2.51)%	(0.93)%		0.73%		4.19%		(4.28)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$26,695	$35,392		$51,886		$37,752		$59,746		$3,333,388	$3,523,518		$3,389,131		$2,086,001		$1,930,347
Net expenses to average daily net assets	0.65%	0.30	%(d)(e)	0.23	%(d)(e)	0.24	%(d)(e)	0.23	%(d)(e)	0.60%	0.26	%(d)(e)	0.18	%(d)(e)	0.19	%(d)(e)	0.18	%(d)(e)
Net investment income (loss) to average daily net assets	1.44%	2.19	%(b)	2.10	%(b)	1.89	%(b)	1.26	%(b)	1.46%	2.42	%(b)	2.47	%(b)	1.91	%(b)	1.27	%(b)
Portfolio turnover rate	123%	66%		104%		125%		89%		123%	66%		104%		125%		89%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%	0.37	%(f)	0.44	%(f)	0.44	%(f)	0.46	%(f)	0.04%	0.36	%(f)	0.44	%(f)	0.43	%(f)	0.46	%(f)

(a)	Per share amounts were adjusted to reflect a 1:5 reverse stock split effective November 15, 2010.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Ratios include indirect fees waived or borne by the Fund.
†	Calculated using average shares outstanding throughout the period.

ASSET ALLOCATION BOND FUND

	Class III Shares								Class VI Shares
	Year Ended February 28/29,								Year Ended February 28/29,
	2015	2014		2013	2012		2011		2015	2014		2013	2012		2011
Net asset value, beginning of period	$24.57	$24.43		$24.60	$25.01		$26.13		$24.60	$24.46		$24.61	$25.01		$26.13

Income (loss) from investment operations:
Net investment income (loss)†(a)	0.38	0.00	(b)	(0.02)	0.32		0.51		0.22	0.03		0.01	0.56		0.64
Net realized and unrealized gain (loss)	2.48	0.17		0.12	0.78		0.64		2.68	0.16		0.11	0.57		0.54

Total from investment operations	2.86	0.17		0.10	1.10		1.15		2.90	0.19		0.12	1.13		1.18

Less distributions to shareholders:
From net investment income	(0.67)	(0.03)		(0.01)	(0.51)		(0.50)		(0.70)	(0.05)		(0.01)	(0.53)		(0.53)
From net realized gains	(0.40)	—		(0.26)	(1.00)		(1.77)		(0.40)	—		(0.26)	(1.00)		(1.77)

Total distributions	(1.07)	(0.03)		(0.27)	(1.51)		(2.27)		(1.10)	(0.05)		(0.27)	(1.53)		(2.30)

Net asset value, end of period	$26.36	$24.57		$24.43	$24.60		$25.01		$26.40	$24.60		$24.46	$24.61		$25.01

Total Return(c)	11.92%	0.72%		0.42%	4.49%		4.51%		12.05%	0.79%		0.52%	4.61%		4.60%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$421,910	$260,775		$91,186	$56,692		$48,676		$4,652,197	$2,849,433		$88,029	$116,591		$489,202
Net operating expenses to average daily net assets(e)	0.40%	0.40	%(d)	0.40%	0.40	%(d)	0.41	%(d)	0.31%	0.31	%(d)	0.31%	0.31	%(d)	0.31	%(d)
Interest expenses to average daily net assets(f)	0.01%	0.00	%(g)	—	0.01%		0.03%		0.01%	0.00	%(g)	—	0.01%		0.03%
Total net expenses to average daily net assets	0.41%	0.40%		0.40%	0.41%		0.44%		0.32%	0.31%		0.31%	0.32%		0.34%
Net investment income (loss) to average daily net assets	1.49%	0.01%		(0.08)%	1.31%		1.94%		0.84%	0.13%		0.02%	2.25%		2.43%
Portfolio turnover rate	177%	32%		233%	319%		315%		177%	32%		233%	319%		315%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02%	0.02%		0.08%	0.06%		0.04%		0.02%	0.02%		0.07%	0.04%		0.04%

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Net investment income (loss) was less than $0.01 per share.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(f)

Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short, and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(g)	Ratio is less than 0.01%.
†	Calculated using average shares outstanding throughout the period.

BENCHMARK-FREE FUND

	Class III Shares
	Year Ended February 28/29,
	2015		2014		2013		2012(a)
Net asset value, beginning of period	$22.09		$21.33		$20.76		$20.00

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.61		0.59		0.52		0.41
Net realized and unrealized gain (loss)	0.61		1.45		1.34		0.83

Total from investment operations	1.22		2.04		1.86		1.24

Less distributions to shareholders:
From net investment income	(0.79)		(0.74)		(0.68)		(0.40)
From net realized gains	(2.22)		(0.54)		(0.61)		(0.08)

Total distributions	(3.01)		(1.28)		(1.29)		(0.48)

Net asset value, end of period	$20.30		$22.09		$21.33		$20.76

Total Return(c)	5.76%		9.66%		9.25%		6.35	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,052,362		$4,367,658		$3,941,582		$3,515,321
Net expenses to average daily net assets(d)(e)	0.00%		0.00	%(f)	0.00	%(f)	0.00	%*(f)
Net investment income (loss) to average daily net assets(b)	2.90%		2.67%		2.51%		2.91	%*
Portfolio turnover rate	60%		51%		31%		23	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(g)	0.00	%(g)	0.01%		0.02	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†(h)	$0.00		$0.00		$0.00		$0.00

(a)	Period from June 15, 2011 (commencement of operations) through February 29, 2012.
(b)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	Net expenses to average daily net assets were less than 0.01%.
(f)	The net expense ratio does not include the effect of expense reductions.
(g)	Fees and expenses reimbursed by GMO were less than 0.01%.
(h)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

IMPLEMENTATION FUND

	Core Shares
	Year Ended February 28,			Period from March 1, 2012 (commencement of operations) through February 28, 2013
	2015	2014
Net asset value, beginning of period	$12.71	$11.30		$10.00

Income (loss) from investment operations:
Net investment income (loss)†	0.25	0.32		0.24
Net realized and unrealized gain (loss)	0.63	1.09		1.06

Total from investment operations	0.88	1.41		1.30

Net asset value, end of period	$13.59	$12.71		$11.30

Total Return(a)	6.92%	12.48%		13.00%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,915,866	$10,160,905		$2,471,328
Net operating expenses to average daily net assets(b)	0.00%	0.00	%(c)	0.00%
Interest and/or dividend expenses to average daily net assets(d)	0.07%	—		—
Total net expenses to average daily net assets	0.07%	—		—
Net investment income (loss) to average daily net assets	1.89%	2.61%		2.21%
Portfolio turnover rate	115%	65%		66%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%	0.08%		0.23%

(a)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(b)	Ratio is less than 0.01%.
(c)	The net expense ratio does not include the effect of expense reductions.
(d)

Interest and dividend expense incurred as a result of entering into reverse repurchase agreements, securities sold short and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses.

†	Calculated using average shares outstanding throughout the period.

RISK PREMIUM FUND

	Class III Shares
	Year Ended February 28,
	2015	2014		2013(b)
Net asset value, beginning of period	$10.58	$10.53		$10.27

Income (loss) from investment operations:
Net investment income (loss)(a)†	(0.06)	(0.06)		(0.01)
Net realized and unrealized gain (loss)	0.34	0.71		0.27

Total from investment operations	0.28	0.65		0.26

Less distributions to shareholders:
From net realized gains	(0.95)	(0.60)		—

Total distributions	(0.95)	(0.60)		—

Net asset value, end of period	$9.91	$10.58		$10.53

Total Return(e)	3.19%	6.42%		2.53	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,832	$7,489		$6,793
Net expenses to average daily net assets(f)	0.61%	0.60	%(g)	0.60	%(g)*
Net investment income (loss) to average daily net assets	(0.58)%	(0.57)%		(0.56	)%*
Portfolio turnover rate	112%	0%		0	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%	0.05%		0.08	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.05	$0.00	(h)	$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Period from December 14, 2012 (commencement of operations) through February 28, 2013.
(c)	Period from December 17, 2012 (commencement of operations) through February 28, 2013.
(d)	Period from November 15, 2012 (commencement of operations) through February 28, 2013.
(e)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(g)	The net expense ratio does not include the effect of expense reductions.
(h)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

SPECIAL OPPORTUNITIES FUND (CONSOLIDATED)

	Class VI Shares
	Period from July 28, 2014 (commencement of operations) through February 28, 2015
Net asset value, beginning of period	$20.00

Income (loss) from investment operations:
Net investment income (loss)†	(0.03)
Net realized and unrealized gain (loss)	(0.15	)(a)

Total from investment operations	(0.18)

Less distributions to shareholders:
From net investment income	(0.01)

Total distributions	(0.01)

Net asset value, end of period	$19.81

Total Return(b)	(0.89	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$843,864
Net expenses to average daily net assets	1.36	%*
Net investment income (loss) to average daily net assets(a)	(0.25	)%*
Portfolio turnover rate	64	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.13

(a)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

RISK PREMIUM FUND (CONT’D)

Class IV Shares					Class VI Shares
Year Ended February 28,					Year Ended February 28,
2015	2014		2013(c)		2015	2014		2013(d)
$10.60	$10.54		$10.30		$10.60	$10.53		$10.00

(0.06)	(0.06)		(0.01)		(0.05)	(0.05)		(0.01)
0.35	0.72		0.25		0.34	0.72		0.54

0.29	0.66		0.24		0.29	0.67		0.53

(0.95)	(0.60)		—		(0.95)	(0.60)		—

(0.95)	(0.60)		—		(0.95)	(0.60)		—

$9.94	$10.60		$10.54		$9.94	$10.60		$10.53

3.29%	6.51%		2.33	%**	3.29%	6.61%		5.30	%**

$7,094	$28,964		$8,244		$432,465	$730,196		$616,464
0.55%	0.55	%(g)	0.55	%(g)*	0.51%	0.51	%(g)	0.51	%(g)*
(0.53)%	(0.52)%		(0.51	)%*	(0.49)%	(0.48)%		(0.46	)%*
112%	0%		0	%**	112%	0%		0	%**
0.03%	0.05%		0.07	%*	0.03%	0.05%		0.10	%*
$0.02	$0.00	(h)	$0.00	(h)	$0.04	$0.00	(h)	$0.02

STRATEGIC OPPORTUNITIES ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2015	2014		2013		2012		2011
Net asset value, beginning of period	$23.43	$21.47		$21.26		$20.78		$18.54

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.76	0.68		0.65		0.48		0.33
Net realized and unrealized gain (loss)	0.44	2.96		1.57		0.51		2.26

Total from investment operations	1.20	3.64		2.22		0.99		2.59

Less distributions to shareholders:
From net investment income	(0.87)	(0.78)		(0.75)		(0.51)		(0.35)
From net realized gains	(1.87)	(0.90)		(1.26)		—		—

Total distributions	(2.74)	(1.68)		(2.01)		(0.51)		(0.35)

Net asset value, end of period	$21.89	$23.43		$21.47		$21.26		$20.78

Total Return(b)	5.36%	17.24%		10.81%		4.93%		14.02%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,449,194	$2,455,863		$2,168,928		$2,022,555		$1,752,168
Net expenses to average daily net assets(c)(d)	0.00%	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Net investment income (loss) to average daily net assets(a)	3.31%	2.99%		3.01%		2.33%		1.73%
Portfolio turnover rate	30%	53%		34%		35%		36%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01%	0.01%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00 (f)	$0.00	(f)	$0.00	(f)	—		—

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(d)	Net expenses to average daily net assets were less than 0.01%.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Purchase premiums and redemption fees were less than $0.01 per share.
†	Calculated using average shares outstanding throughout the period.

TAIWAN FUND

	Class III Shares
	Year Ended February 28/29,
	2015		2014		2013		2012		2011
Net asset value, beginning of period	$21.30		$20.43		$21.60		$23.85		$17.75

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.46		0.17		0.34		0.73		0.16
Net realized and unrealized gain (loss)	1.38		0.90		(0.87	)(b)	(1.04)		6.30

Total from investment operations	1.84		1.07		(0.53)		(0.31)		6.46

Less distributions to shareholders:
From net investment income	(0.51)		(0.20)		(0.23)		(1.09)		(0.36)
From net realized gains	(0.11)		—		(0.41)		(0.85)		—

Total distributions	(0.62)		(0.20)		(0.64)		(1.94)		(0.36)

Net asset value, end of period	$22.52		$21.30		$20.43		$21.60		$23.85

Total Return(c)	8.75%		5.26%		(2.25)%		0.15%		36.71%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$117,745		$151,393		$56,283		$74,971		$146,857
Net expenses to average daily net assets	1.27	%(d)	1.35	%(d)(e)	1.38	%(d)(e)	1.36	%(d)	1.33%
Net investment income (loss) to average daily net assets	2.01%		0.82%		1.71%		3.16%		0.78%
Portfolio turnover rate	134%		201%		156%		105%		129%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	—		—		0.00	%(f)	—		—
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.06		$0.03		$0.04		$0.08		$0.09

(a)	Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)	Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds.
(e)	The net expense ratio does not include the effect of expense reductions.
(f)	Ratio is less than 0.01%.
†	Calculated using average shares outstanding throughout the period.

U.S. TREASURY FUND

	Core Shares
	Year Ended February 28/29,
	2015		2014		2013		2012		2011
Net asset value, beginning of period	$25.00		$25.00		$25.00		$25.00		$25.00

Income (loss) from investment operations:
Net investment income (loss)†	0.01		0.02		0.03		0.01		0.03
Net realized and unrealized gain (loss)	0.00	(a)	0.01		(0.00	)(a)	0.01		0.00	(a)

Total from investment operations	0.01		0.03		0.03		0.02		0.03

Less distributions to shareholders:
From net investment income	(0.01)		(0.02)		(0.03)		(0.01)		(0.03)
From net realized gains	(0.00	)(b)	(0.01)		—		(0.01)		(0.00	)(b)

Total distributions	(0.01)		(0.03)		(0.03)		(0.02)		(0.03)

Net asset value, end of period	$25.00		$25.00		$25.00		$25.00		$25.00

Total Return(c)	0.06%		0.11%		0.11%		0.07%		0.15%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,243,931		$1,909,864		$2,912,203		$2,056,342		$1,814,553
Net expenses to average daily net assets	0.00	%(e)	0.00	%(d)(e)	0.00	%(d)(e)	0.00	%(d)(e)	0.00%
Net investment income (loss) to average daily net assets	0.05%		0.08%		0.10%		0.04%		0.13%
Portfolio turnover rate(f)	0%		0%		0%		0%		0%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.10%		0.10%		0.10%		0.10%		0.11%

(a)	Net realized and unrealized gain (loss) was less than $0.01 per share.
(b)	Distributions from net realized gains were less than $0.01 per share.
(c)	The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown and assume the effect of reinvested distribution.
(d)	The net expense ratio does not include the effect of expense reductions.
(e)	Ratio is less than 0.01%.
(f)	Portfolio turnover rate calculation excludes short-term investments.
†	Calculated using average shares outstanding throughout the period.

INVESTMENT IN OTHER GMO FUNDS

GMO GAAR Implementation Fund.    GMO GAAR Implementation Fund (“GIF”), a series of the Trust, is not offered by this Prospectus. GIF is managed by GMO.

GIF does not pay an investment management fee or shareholder service fee to GMO. GIF offers a single class of shares.

GIF’s investment objective is positive total return, not “relative return.”

GMO will pursue investment strategies for GIF that are intended to complement the strategies it is pursuing in GMO Benchmark-Free Fund. Accordingly, GIF is not a standalone investment. GMO will use its multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to determine GIF’s strategic direction. An important component of those forecasts is the expectation that valuations ultimately revert to their historical mean (average). The factors considered and investment methods used by GMO can change over time.

GMO will not manage GIF to, or control GIF’s risk relative to, any securities index or securities benchmark. Depending on GMO’s outlook, GIF may have exposure to any asset class (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income, real estate, and commodities) and at times may be substantially invested in a single asset class. GIF may invest in companies of any market capitalization. In addition, GIF is not limited in how much it may invest in any market, and it may invest all of its assets in the securities of a limited number of companies in a single country and/or capitalization range. GIF may invest a significant portion of its assets in the securities of issuers in industries that are subject to the same or similar risk factors. To the extent GIF invests in fixed income securities, it may have significant exposure to fixed income instruments of any credit quality, including those that are below investment grade (commonly referred to as “junk bonds”) and having any maturity or duration. GIF also may have exposure to short sales. GMO’s ability to shift investments among asset classes is not subject to any limits.

GIF may engage in transactions in which it purchases securities at prices below the value of the consideration GMO expects to be paid for them upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price may substantially exceed the market price of the securities before the announcement of the transaction.

In conjunction with merger arbitrage transactions, the Fund may invest in derivatives or sell securities short in an effort to protect against market fluctuations or other risks or to adjust long or short investment exposure to one or more asset classes or issuers.

As an alternative for investing directly in securities, GIF may invest in exchange-traded and over-the-counter (OTC) derivatives (e.g., selling put options on securities) and exchange-traded funds (ETFs). GIF also may invest in derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of GIF’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. GIF’s foreign currency exposure may differ from the currency exposure of its securities. In addition, GIF may lend its portfolio securities.

GIF will not be limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, GIF may have gross investment exposures in excess of its net assets (i.e., GIF may be leveraged) and therefore will be subject to heightened risk of loss. GIF’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

GIF may gain exposure to commodities and some other assets by investing through a wholly-owned subsidiary. GMO will serve as the investment manager to this subsidiary but will not receive any additional management or other fees for its services. GMO expects that the subsidiary will invest primarily in commodity-related derivatives and fixed income securities, but also may invest in any other investments in which GIF may invest directly. References in GIF’s Private Placement Memorandum to GIF may refer to actions undertaken by GIF or GIF’s subsidiary company. GIF does not invest directly in commodities and commodity-related derivatives.

GIF also may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

If deemed prudent by GMO, GIF may take temporary defensive positions.

Because of its investment in GIF, Benchmark-Free Fund is subject to all of the risks to which GIF is exposed. The principal risks of an investment in GIF include Market Risk — Equities, Market Risk — Fixed Income Investments, Non-U.S. Investment Risk, Management and Operational Risk, Derivatives and Short Sales Risk, Smaller Company Risk, Illiquidity Risk, Currency Risk, Credit Risk, Market Risk — Asset-Backed Securities, Counterparty Risk, Leveraging Risk, Market Disruption and Geopolitical Risk, Merger Arbitrage Risk, Commodities Risk, Focused Investment Risk, Large Shareholder Risk and Fund of Funds Risk. GIF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by GIF may affect GIF’s performance more than if GIF were a diversified investment company. To the extent the Fund invests in GIF, shareholders of the Fund are indirectly exposed to these risks.

GMO High Quality Short-Duration Bond Fund.    GMO High Quality Short-Duration Bond Fund (“High Quality Fund”), a series of the Trust, is not offered by this Prospectus and its shares are available only to other GMO Funds and other accredited investors. High Quality Fund is managed by GMO.

High Quality Fund pays an investment management fee to GMO at the annual rate of 0.05% of High Quality Fund’s average daily net assets for each class of shares. High Quality Fund offers Class III and Class VI shares, which pay shareholder service fees to GMO at the annual rate, respectively, of 0.15% and 0.055% of the class’s average daily net assets.

High Quality Fund’s investment objective is total return in excess of that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index, which is an independently maintained and widely published index comprised of three month U.S. dollar Euro-deposits.

High Quality Fund seeks to add value relative to its benchmark to the extent consistent with the preservation of capital and liquidity.

High Quality Fund will invest primarily in high quality U.S. and non-U.S. fixed income securities. High Quality Fund may invest in fixed income securities of any type, including asset-backed securities, corporate debt securities, money market instruments, and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. High Quality Fund also may invest in other exchange-traded and over-the-counter (OTC) derivatives. High Quality Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, High Quality Fund typically will have gross investment exposures in excess of its net assets (i.e., High Quality Fund typically will be leveraged) and therefore is subject to heightened risk of loss. High Quality Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

High Quality Fund’s fixed income securities may include all types of interest rate, payment, and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. While High Quality Fund primarily invests in high quality bonds, it may invest in securities that are not high quality and may hold bonds and other fixed income securities whose ratings after they were acquired were reduced below high quality.

High Quality Fund also may invest in U.S. Treasury Fund and in money market funds unaffiliated with GMO.

In selecting fixed income securities for High Quality Fund’s portfolio, GMO focuses primarily on the securities’ credit quality. GMO uses fundamental investment techniques to identify the credit risk associated with investments in fixed income securities and bases its investment decisions on that assessment. The factors considered and investment methods used by GMO can change over time.

GMO will normally seek to maintain an estimated interest rate duration of 365 days or less for High Quality Fund’s portfolio (which may be substantially shorter than High Quality Fund’s dollar-weighted average portfolio maturity). GMO estimates High Quality Fund’s dollar-weighted average interest rate duration by aggregating the durations of High Quality Fund’s direct and indirect individual holdings and weighting each holding based on its market value.

Under normal circumstances, High Quality Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in high quality bonds.

If deemed prudent by GMO, High Quality Fund may take temporary defensive positions.

A GMO Fund that invests in High Quality Fund is subject to all of the risks to which High Quality Fund is exposed. The principal risks of an investment in High Quality Fund include Credit Risk, Market Risk — Asset-Backed Securities, Illiquidity Risk, Market Risk — Fixed Income Investments, Focused Investment Risk, Management and Operational Risk, Derivatives and Short Sales Risk, Leveraging Risk, Counterparty Risk, Fund of Funds Risk, Market Disruption and Geopolitical Risk, Large Shareholder Risk, and Non-U.S. Investment Risk. High Quality Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by High Quality Fund may affect High Quality Fund’s performance more than if High Quality Fund were a diversified investment company. Shareholders of each GMO Fund investing in High Quality Fund are indirectly exposed to these risks.

GMO Systematic Global Macro Opportunity Fund.    GMO Systematic Global Macro Opportunity Fund (“Systematic Global Macro Fund”), a series of the Trust, is not offered by this Prospectus and its shares are available only to other GMO Funds and other accredited investors. Systematic Global Macro Fund is managed by GMO.

Systematic Global Macro Fund pays an investment management fee to GMO at the annual rate of 0.70% of Systematic Global Macro Fund’s average daily net assets. Systematic Global Macro Fund offers Class III shares, which pay shareholder service fees to GMO at the annual rate of 0.15% of Systematic Global Macro Fund’s average daily net assets. GMO (and not Systematic Global Macro Fund) will pay a sub-advisory fee to GMO Singapore for services provided to Systematic Global Macro Fund pursuant to a sub-advisory agreement at a rate equal to 5% of the management fees received by GMO under Systematic Global Macro Fund’s investment management contract, net of any fee waiver or expense reimbursement obligations of GMO as may be in effect.

Systematic Global Macro Fund’s investment objective is long-term total return.

Systematic Global Macro Fund invests in a range of global equity, bond, currency, and commodity markets using exchange-traded futures and forward non-U.S. exchange contracts, as well as making other investments. Systematic Global Macro Fund seeks to take advantage of GMO’s proprietary investment models for global tactical asset allocation and equity, bond, currency, and commodity market selection.

Systematic Global Macro Fund normally invests assets not held as margin for futures or forward transactions or paid as option premiums in cash directly (i.e., Treasury Bills) or money market funds. Systematic Global Macro Fund also may invest in U.S. and non-U.S. fixed income securities and in shares of other GMO Funds, including Debt Opportunities Fund and U.S. Treasury Fund.

GMO’s models for this systematic process are based on the following strategies:

Value-Based Strategies.    Value factors compare the price of an asset class or market to an economic fundamental value. Generally, value strategies include yield analysis and mean reversion analysis.

Sentiment-Based Strategies.    Generally, sentiment-based strategies assess factors such as risk aversion, analyst behavior, and momentum.

GMO may eliminate strategies or add new strategies in response to additional research, changing market conditions, or other factors. The factors considered and investment methods used by GMO can change over time.

Systematic Global Macro Fund may gain exposure to commodities and some other assets by investing through a wholly-owned subsidiary. GMO serves as the investment manager to this subsidiary but does not receive any additional management or other fees for its services. The subsidiary invests primarily in commodity-related derivatives and fixed income securities, but also may invest in any other investments in which Systematic Global Macro Fund may invest directly. References to Systematic Global Macro Fund in this summary of Systematic Global Macro Fund’s investment strategy may refer to actions undertaken by Systematic Global Macro Fund or the subsidiary company. Systematic Global Macro Fund does not invest directly in commodities and commodity-related derivatives.

Systematic Global Macro Fund’s benchmark is the Citigroup 3-Month Treasury Bill Index, which is an independently maintained and widely published index comprised of short-term U.S. Treasury bills. Systematic Global Macro Fund does not maintain a specified interest rate duration for its portfolio.

Systematic Global Macro Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, Systematic Global Macro Fund typically has gross investment exposures in excess of its net assets (i.e., Systematic Global Macro Fund typically is leveraged) and therefore is subject to heightened risk of loss. Systematic Global Macro Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

If deemed prudent by GMO, Systematic Global Macro Fund may take temporary defensive positions.

A GMO Fund that invests in Systematic Global Macro Fund is subject to all of the risks to which Systematic Global Macro Fund is exposed. The principal risks of an investment in Systematic Global Macro Fund include Management and Operational Risk, Market Risk — Equities, Currency Risk, Commodities Risk, Market Risk — Fixed Income Investments, Non-U.S. Investment Risk, Market Disruption and Geopolitical Risk, Derivatives and Short Sales Risk, Leveraging Risk, Focused Investment Risk; Counterparty Risk; Market Risk — Asset-Backed Securities, Credit Risk, Illiquidity Risk, Fund of Funds Risk, and Large Shareholder Risk. Systematic Global Macro Fund and some of its underlying funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Systematic Global Macro Fund or those underlying funds may affect Systematic Global Macro Fund’s or an underlying fund’s performance more than if Systematic Global Macro Fund or the underlying fund were a diversified investment company. Shareholders of each GMO Fund investing in Systematic Global Macro Fund are indirectly exposed to these risks.

GMO World Opportunity Overlay Fund.    GMO World Opportunity Overlay Fund (“Overlay Fund”), a series of the Trust, is not offered by this Prospectus and its shares are available only to other GMO Funds and other accredited investors. Overlay Fund is managed by GMO.

Overlay Fund does not pay an investment management or shareholder service fee to GMO. Overlay Fund offers a single class of shares.

Overlay Fund’s investment objective is total return greater than that of its benchmark, the J.P. Morgan U.S. 3 Month Cash Index, which is an independently maintained and widely published index comprised of three month U.S. dollar Euro-deposits.

GMO seeks to achieve Overlay Fund’s investment objective by attempting to identify and estimate relative misvaluation of global interest rate, credit, and currency markets. Based on those estimates, GMO establishes Overlay Fund’s positions across those markets. Those positions may include direct investments and derivatives. Overlay Fund’s direct investments in fixed income securities include U.S. and non-U.S. asset-backed securities and other fixed income securities (including Treasury Separately Traded Registered Interest and Principal Securities (STRIPS), Inflation-Protected Securities issued by the U.S. Treasury (TIPS), Treasury Securities and global bonds). The factors considered and investment methods used by GMO can change over time.

Derivatives used by Overlay Fund are primarily interest rate swaps and futures contracts, currency forwards and options, and credit default swaps on single issuers or indices. As a result of its derivative positions, Overlay Fund typically will have higher volatility than its benchmark. Overlay Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, Overlay Fund typically has gross investment exposures in excess of its net assets (i.e., Overlay Fund typically is leveraged) and therefore is subject to heightened risk of loss. Overlay Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Overlay Fund typically holds asset-backed securities. Overlay Fund also may invest in government securities, corporate debt securities, money market instruments and commercial paper, and enter into credit default swaps, reverse repurchase agreements, and repurchase agreements. Overlay Fund’s fixed income securities may include all types of interest rate, payment and reset terms, including fixed rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.

Because of the deterioration in credit markets that became acute in 2008, Overlay Fund has and is expected to continue to have material exposure to below investment grade securities (commonly referred to as “junk bonds”).

If deemed prudent by GMO, Overlay Fund may take temporary defensive positions.

A GMO Fund that invests in Overlay Fund is subject to all of the risks to which Overlay Fund is exposed. The principal risks of an investment in Overlay Fund include Market Risk — Fixed Income Investments, Currency Risk, Credit Risk, Market Risk — Asset-Backed Securities, Illiquidity Risk, Derivatives and Short Sales Risk, Leveraging Risk, Counterparty Risk, Focused Investment Risk, Non-U.S. Investment Risk, Management and Operational Risk, Market Disruption and Geopolitical Risk, and Large Shareholder Risk. Overlay Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by Overlay Fund may affect Overlay Fund’s performance more than if Overlay Fund were a diversified investment company. Shareholders of each GMO Fund investing in Overlay Fund are indirectly exposed to these risks.

SUPPLEMENTAL PERFORMANCE INFORMATION — ILLUSTRATION OF VOLATILITY OF INVESTMENTS IN ASSET-BACKED SECURITIES

Effective February 12, 2014 (the “Merger Date”), GMO Debt Opportunities Fund merged into GMO Short-Duration Collateral Fund (“Short-Duration Collateral Fund”), and the surviving entity was renamed “GMO Debt Opportunities Fund” (“Debt Opportunities Fund”).

THE PERFORMANCE INFORMATION PRESENTED BELOW IS THAT OF SHORT-DURATION COLLATERAL FUND FOR THE TEN FULL CALENDAR YEARS PRECEDING THE MERGER DATE. IT IS NOT THE PERFORMANCE OF DEBT OPPORTUNITIES FUND OR ANY OTHER FUND OFFERED IN THIS PROSPECTUS. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.

This performance information is provided to illustrate the historical volatility of asset-backed securities, which represented the primary component of Short-Duration Collateral Fund’s portfolio and which also represents a material portion of Debt Opportunities Fund’s portfolio.

The bar chart below shows changes in Short-Duration Collateral Fund’s annual total returns from year to year for the periods indicated. Performance information reflects Short-Duration Collateral Fund’s annual operating expenses (which were approximately 0.00% in most periods), which were substantially lower than those of Debt Opportunities Fund. Purchase premiums and redemption fees are not reflected in the bar chart.

Annual Total Returns

Years Ending December 31

Highest Quarter: 9.78% (2Q2009)

Lowest Quarter: –15.22% (4Q2008)

FUND CODES

The following chart identifies the ticker, news-media symbol, and CUSIP number for each share class of each Fund currently being offered (if any).

Fund Name (and page # in Prospectus)	Share Class	Ticker	Symbol	CUSIP
Multi-Asset Class Funds
Benchmark-Free Allocation Fund (p. 1)	ClassIII	GBMFX	N/A	362008 31 0
	Class IV	GBMBX	N/A	362014 60 7
	Class MF	—	—	362014 80 5
Global Asset Allocation Fund (p. 6)	Class III	GMWAX	N/A	362007 17 1

Equity Funds
Global Equity Allocation Fund (p. 10)	Class III	GMGEX	N/A	362007 14 8
Global Developed Equity Allocation Fund (p. 14)	Class III	GWOAX	N/A	362008 15 3
Developed World Stock Fund (p. 18)	Class III	GDWTX	DevWldStk	362013 20 3
	Class IV	GDWFX	DevWldStk	362013 30 2
Global Focused Equity Fund (p. 22)	Class III	GGFEX	N/A	362013 14 6
	Class IV	—	—	362013 13 8
International Equity Allocation Fund (p. 25)	Class III	GIEAX	N/A	362007 21 3
International Developed Equity Allocation Fund (p. 29)	Class III	GIOTX	N/A	362013 45 0
Tax-Managed International Equities Fund (p. 33)	ClassIII	GTMIX	TxMngIntEq	362008 66 6
International Equity Fund (p. 37)	Class II	GMICX	IntlIntrVal	362007 20 5
	Class III	GMOIX	IntlIntrVal	362007 30 4
	Class IV	GMCFX	IntlIntrVal	362008 83 1
International Large/Mid Cap Equity Fund (p. 41)	Class III	GMIEX	IntlCoreEq	362013 69 0
	Class IV	GMIRX	IntlCoreEq	362013 68 2
	Class VI	GCEFX	IntlCoreEq	362013 66 6
Foreign Fund (p. 45)	Class II	GMFRX	Foreign	362007 56 9
	Class III	GMOFX	Foreign	362007 55 1
	Class IV	GMFFX	Foreign	362008 82 3
Foreign Small Companies Fund (p. 49)	Class III	GMFSX	ForSmCos	362008 61 7
	Class IV	GFSFX	ForSmCos	362008 34 4
International Small Companies Fund (p. 53)	Class III	GMISX	IntSmCos	362007 52 8
U.S. Equity Allocation Fund (p. 57)	Class III	GMUEX	USCoreEq	362013 65 8
	Class IV	GMRTX	USCoreEq	362013 64 1
	Class V	GMEQX	USCoreEq	362013 63 3
	Class VI	GMCQX	USCoreEq	362013 62 5
Emerging Markets Fund (p. 60)	Class II	GMEMX	EmergMkt	362007 50 2
	Class III	GMOEX	EmergMkt	362007 60 1
	Class IV	GMEFX	EmergMkt	362008 79 9
	Class V	GEMVX	GMOEmgMktsV	362008 28 6
	Class VI	GEMMX	EmergMkt	362008 27 8
Emerging Countries Fund (p. 64)	Class III	GMCEX	EmergCntr	362008 85 6
Emerging Domestic Opportunities Fund (p. 67)	Class II	GEDTX	N/A	362013 22 9
	Class III	GEDSX	N/A	362013 21 1
	Class IV	GEDIX	N/A	362013 19 5
	Class V	GEDOX	N/A	362013 18 7
	Class VI	GEDFX	N/A	362013 17 9
Quality Fund (p. 71)	Class III	GQETX	Quality	362008 26 0
	Class IV	GQEFX	Quality	362008 24 5
	Class V	GQLFX	Quality	362008 23 7
	Class VI	GQLOX	Quality	362008 22 9
Resources Fund (p. 75)	Class III	GOFIX	N/A	362014 10 2
	Class IV	GOVIX	N/A	362014 20 1
	Class V	—	—	362014 30 0
	Class VI	—	—	362014 40 9

Fixed Income Funds
Benchmark-Free Bond Fund (p. 79)	ClassIII	GBMTX	N/A	362014 69 8
	Class IV	—	—	362014 68 0
	Class V	—	—	362014 67 2
	Class VI	—	—	362014 66 4
Global Bond Fund (p. 83)	Class III	GMGBX	GlobalBd	362007 31 2
International Bond Fund (p. 87)	Class III	GMIBX	IntlBond	362007 37 9
Currency Hedged International Bond Fund (p. 91)	Class III	GMHBX	CurHgIntBd	362007 34 6
Core Plus Bond Fund (p. 95)	Class III	GUGAX	CorePlusBd	362008 60 9
	Class IV	GPBFX	CorePlusBd	362008 12 0
Emerging Country Debt Fund (p. 100)	Class III	GMCDX	EmgCntrDt	362007 27 0
	Class IV	GMDFX	EmgCntrDt	362008 78 1
Debt Opportunities Fund (p. 104)	Class III	—	—	362013 12 0
	Class VI	GMODX	N/A	362013 11 2

Implementation Funds
Alpha Only Fund (p. 108)	Class III	GGHEX	N/A	362007 44 5
	Class IV	GAPOX	N/A	362013 48 4
Asset Allocation Bond Fund (p. 112)	Class III	GMOBX	AssetAllBd	362013 38 5
	Class VI	GABFX	AssetAllBd	362013 37 7
Benchmark-Free Fund (p. 117)	ClassIII	—	N/A	362013 16 1
Implementation Fund (p. 121)	N/A	—	N/A	362014 50 8
Risk Premium Fund (p. 125)	Class III	GMRPX	N/A	362014 83 9
	Class IV	GMRVX	N/A	362014 82 1
	Class V	—	—	362014 81 3
	Class VI	GMOKX	N/A	362014 79 7
Special Opportunities Fund (p. 129)	Class III	—	—	362014 75 5
	Class IV	—	N/A	362014 74 8
	Class V	—	—	362014 73 0
	Class VI	GSOFX	—	362014 72 2
Strategic Opportunities Allocation Fund (p. 133)	Class III	GBATX	N/A	362008 16 1
Taiwan Fund (p. 137)	Class III	GMOTX	Taiwan	362013 26 0
U.S. Treasury Fund (p. 141)	N/A	GUSTX	USTreas	362013 36 9

GMO TRUST

ADDITIONAL INFORMATION

Each Fund’s annual and semiannual reports to shareholders contain additional information about the Fund’s investments. Each Fund’s annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Funds’ annual and semiannual reports, and the Funds’ SAI, are available free of charge at http://www.gmo.com or by writing to Shareholder Services at GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect at 1-617-346-7646. The SAI contains more detailed information about each Fund and is incorporated by reference into this Prospectus, which means that it is legally considered to be part of this Prospectus.

You can review and copy the Prospectus, SAI, and reports at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Shareholders who wish to communicate with the Trustees must do so by mailing a written communication, addressed as follows: To the Attention of the Board of Trustees, c/o GMO Trust Chief Compliance Officer, 40 Rowes Wharf, Boston, Massachusetts 02110. The shareholder communication must (i) be in writing and be signed by the shareholder, (ii) identify the Fund to which it relates, and (iii) identify the class and number of shares held beneficially or of record by the shareholder.

SHAREHOLDER INQUIRIES

Shareholders may request additional

information from and direct inquiries to:

Shareholder Services at

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf, Boston, Massachusetts 02110

1-617-346-7646 (call collect)

1-617-439-4192 (fax)

SHS@GMO.com

website: http://www.gmo.com

DISTRIBUTOR

Funds Distributor, LLC

3 Canal Plaza

Suite 100

Portland, Maine 04101

Investment Company Act File No. 811-04347

GMO TRUST

STATEMENT OF ADDITIONAL INFORMATION

June 30, 2015

Multi-Asset Class Funds

Benchmark-Free Allocation Fund

Class III: GBMFX

Class IV: GBMBX

Class MF:  —

Global Asset Allocation Fund

Class III:  GMWAX

Equity Funds

Global Equity Allocation Fund

Class III: GMGEX

Global Developed Equity Allocation Fund

Class III: GWOAX

Developed World Stock Fund

Class III: GDWTX

Class IV: GDWFX

Global Focused Equity Fund

Class III: GGFEX

Class IV: —

International Equity Allocation Fund

Class III: GIEAX

International Developed Equity Allocation Fund

Class III: GIOTX

Tax-Managed International Equities Fund

Class III: GTMIX

International Equity Fund

Class II:  GMICX

Class III: GMOIX

Class IV: GMCFX

Equity Funds (continued)

International Large/Mid Cap Equity Fund

Class III: GMIEX

Class IV: GMIRX

Class VI: GCEFX

Foreign Fund

Class II:  GMFRX

Class III: GMOFX

Class IV: GMFFX

Foreign Small Companies Fund

Class III: GMFSX

Class IV: GFSFX

International Small Companies Fund

Class III: GMISX

U.S. Equity Allocation Fund

Class III: GMUEX

Class IV: GMRTX

Class V:  GMEQX

Class VI: GMCQX

Emerging Markets Fund

Class II:  GMEMX

Class III: GMOEX

Class IV: GMEFX

Class V:  GEMVX

Class VI: GEMMX

Emerging Countries Fund

Class III: GMCEX

Emerging Domestic Opportunities Fund

Class II:   GEDTX

Class III:  GEDSX

Class IV:  GEDIX

Class V:   GEDOX

Class VI:  GEDFX

Equity Funds (continued)

Quality Fund

Class III: GQETX

Class IV: GQEFX

Class V:  GQLFX

Class VI: GQLOX

Resources Fund

Class III: GOFIX

Class IV: GOVIX

Class V:   —

Class VI:  —

Fixed Income Funds

Benchmark-Free Bond Fund

Class III: GBMTX

Class IV:  —

Class V:   —

Class VI:  —

Global Bond Fund

Class III: GMGBX

International Bond Fund

Class III:  GMIBX

Currency Hedged International Bond Fund

Class III: GMHBX

Core Plus Bond Fund

Class III: GUGAX

Class IV: GPBFX

Emerging Country Debt Fund

Class III: GMCDX

Class IV: GMDFX

Debt Opportunities Fund

Class III:  —

Class VI:  GMODX

Implementation Funds

Alpha Only Fund

Class III: GGHEX

Class IV: GAPOX

Asset Allocation Bond Fund

Class III: GMOBX

Class VI: GABFX

Benchmark-Free Fund

Class III: —

Implementation Fund

Ticker:    —

Risk Premium Fund

Class III: GMRPX

Class IV: GMRVX

Class V:   —

Class VI:  GMOKX

Special Opportunities Fund

Class III:  —

Class IV:  —

Class V:   —

Class VI:  GSOFX

Strategic Opportunities Allocation Fund

Class III: GBATX

Taiwan Fund

Class III: GMOTX

U.S. Treasury Fund

Ticker:  GUSTX

This Statement of Additional Information (“SAI”) is not a prospectus. It relates to the GMO Trust Prospectus for each series of GMO Trust (the “Trust”) set forth above, dated June 30, 2015, as amended and revised from time to time (the “Prospectus”), and should be read in conjunction therewith. Information from the Prospectus relating to the series of GMO Trust set forth above (each a “Fund,” and collectively, the “Funds,” and together with other series of the Trust not offered in the Prospectus, each a “GMO Fund,” and collectively, the “GMO Funds”) and the Trust’s audited financial statements, financial highlights, and report of the independent registered public accounting firm of the Funds, which are included in the annual report to shareholders of each Fund, are incorporated by reference into this SAI. The Prospectus and the annual report to shareholders of each Fund may be obtained free of charge from GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110, or by calling the Trust collect at 1-617-346-7646.

Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) is not offering or placing interests in the Funds to or with or otherwise promoting the Funds to any natural or legal persons domiciled or with a registered office in any European Economic Area (“EEA”) Member State where the Alternative Investment Fund Managers Directive (Directive 2011/61/EU) is in force and effect. GMO, in its discretion, may accept any such investor into a Fund, but only if it is satisfied that, by accepting such investor, it would not be in breach of any law, rule, regulation or other legislative or administrative measure in or otherwise applicable to the relevant EEA Member State and such investor is otherwise eligible under the laws of such EEA Member State to invest in the Fund. None of the Funds, GMO, their respective affiliates, or any natural or legal person acting on their behalf have been registered with, have been approved by, or have made a notification to any EEA Member State, European Union, or other regulatory, governmental, or similar body with respect to the Funds, and no such body has approved, endorsed, reviewed, acquiesced, or taken any similar action with respect to any offering, marketing, or other promotional materials relating to the Funds.

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INVESTMENT OBJECTIVES AND POLICIES

The investment objectives and principal strategies of, and risks of investing in, each Fund are described in each Fund’s Prospectus. Unless otherwise indicated in the Prospectus or this SAI, the investment objectives and policies of the Funds may be changed without shareholder approval.

FUND INVESTMENTS

The charts on the following pages indicate the types of investments that each Fund is generally permitted (but not required) to make. A Fund may, however, make other types of investments, provided the investments are consistent with the Fund’s investment objective and policies and the Fund’s investment restrictions do not expressly prohibit it from so doing.

Investors should note that, when used in this SAI, the term “invest” includes both direct and indirect investing and the term “investments” includes both direct and indirect investments. For instance, a Fund may invest indirectly or make indirect investments by investing in another investment company or in derivatives and synthetic instruments with economic characteristics similar to the underlying asset. Accordingly, the following charts indicate the types of investments that a Fund is directly or indirectly permitted to make.

1

Multi-Asset Class Funds	Benchmark-Free Allocation Fund	Global Asset Allocation Fund
U.S. Equity Securities[1]	X	X
Non-U.S. Investments – Non-U.S. Issuers[2]	X	X
Non-U.S. Investments – Non-U.S. Issuers (Traded on U.S. Exchanges)[2]	X	X
Non-U.S. Investments – Emerging Countries[2]	X	X
Securities Lending	X	X
Depositary Receipts	X	X
Convertible Securities	X	X
Preferred Stocks	X	X
Master Limited Partnerships	X	X
Income Trusts	X	X
Warrants and Rights	X	X
Non-Standard Warrants (LEPOs and P-Notes)	X	X
Options, Futures, and Forward Contracts	X	X
Swap Contracts and Other Two-Party Contracts	X	X
Foreign Currency Transactions	X	X
Repurchase Agreements	X	X
Debt and Other Fixed Income Securities	X	X
Debt and Other Fixed Income Securities – Long- and Medium-Term Corporate & Government Bonds[3]	X	X
Debt and Other Fixed Income Securities – Short-Term Corporate & Government Bonds[3]	X	X
Debt and Other Fixed Income Securities – Municipal Securities[4]	X	X
Cash and Other High Quality Investments	X	X
U.S. Government Securities and Foreign Government Securities	X	X
Auction Rate Securities	X	X
Real Estate Investment Trusts and Other Real Estate-Related Investments	X	X
Asset-Backed and Related Securities	X	X
Adjustable Rate Securities	X	X
Below Investment Grade Securities	X	X
Distressed or Defaulted Debt Securities	X	X
Brady Bonds	X	X
Euro Bonds	X	X
Zero Coupon Securities	X	X
Indexed Investments	X	X
Structured Notes	X	X
Firm Commitments, When-Issued Securities and TBAs	X	X
Loans, Loan Participations, and Assignments	X	X
Reverse Repurchase Agreements and Dollar Roll Agreements	X	X
Commodity-Related Investments	X	X
Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities	X	X
Investments in Other Investment Companies or Other Pooled Investments	X	X
Investments in Other Investment Companies – Shares of Other GMO Trust Funds	X	X
Investments in Subsidiary Companies – Shares of Wholly-Owned Subsidiary[5]	X

2

Equity Funds	Global Equity Allocation Fund	Global Developed Equity Allocation Fund	Developed World Stock Fund	Global Focused Equity Fund	International Equity Allocation Fund	International Developed Equity Allocation Fund	Tax-Managed International Equities Fund	International Equity Fund	International Large/Mid Cap Equity Fund
U.S. Equity Securities[1]	X	X	X	X	X	X	X	X	X
Non-U.S. Investments – Non-U.S. Issuers[2]	X	X	X	X	X	X	X	X	X
Non-U.S. Investments – Non-U.S. Issuers (Traded on U.S. Exchanges)[2]	X	X	X	X	X	X	X	X	X
Non-U.S. Investments – Emerging Countries[2]	X	X	X	X	X	X	X	X	X
Securities Lending	X	X	X	X	X	X	X	X	X
Depositary Receipts	X	X	X	X	X	X	X	X	X
Convertible Securities	X	X	X	X	X	X	X	X	X
Preferred Stocks	X	X	X	X	X	X	X	X	X
Master Limited Partnerships	X	X			X	X
Income Trusts	X	X	X	X	X	X	X	X	X
Warrants and Rights	X	X	X	X	X	X	X	X	X
Non-Standard Warrants (LEPOs and P-Notes)	X	X	X	X	X	X	X	X	X
Options, Futures, and Forward Contracts	X	X	X	X	X	X	X	X	X
Swap Contracts and Other Two-Party Contracts	X	X	X	X	X	X	X	X	X
Foreign Currency Transactions	X	X	X	X	X	X	X	X	X
Repurchase Agreements	X	X	X		X	X	X	X	X
Debt and Other Fixed Income Securities	X	X	X		X	X	X	X	X
Debt and Other Fixed Income Securities – Long- and Medium-Term Corporate & Government Bonds[3]	X	X	X		X	X	X	X	X
Debt and Other Fixed Income Securities – Short-Term Corporate & Government Bonds[3]	X	X	X		X	X	X	X	X
Debt and Other Fixed Income Securities – Municipal Securities[4]	X	X			X	X
Cash and Other High Quality Investments	X	X	X	X	X	X	X	X	X
U.S. Government Securities and Foreign Government Securities	X	X	X	X	X	X	X	X	X
Auction Rate Securities	X	X			X	X
Real Estate Investment Trusts and Other Real Estate-Related Investments	X	X	X	X	X	X	X	X	X
Asset-Backed and Related Securities	X	X			X	X
Adjustable Rate Securities	X	X			X	X
Below Investment Grade Securities	X	X			X	X
Distressed or Defaulted Debt Securities	X	X			X	X
Brady Bonds	X	X			X	X
Euro Bonds	X	X			X	X
Zero Coupon Securities	X	X			X	X
Indexed Investments	X	X		X	X	X
Structured Notes	X	X	X	X	X	X	X	X	X
Firm Commitments, When-Issued Securities and TBAs	X	X		X	X	X
Loans, Loan Participations, and Assignments	X	X			X	X
Reverse Repurchase Agreements and Dollar Roll Agreements	X	X	X	X	X	X	X	X	X
Commodity-Related Investments	X	X			X	X
Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities	X	X	X	X	X	X	X	X	X
Investments in Other Investment Companies or Other Pooled Investments	X	X	X	X	X	X	X	X	X
Investments in Other Investment Companies – Shares of Other GMO Trust Funds	X	X	X	X	X	X	X	X	X
Investments in Subsidiary Companies – Shares of Wholly-Owned Subsidiary[5]

3

Equity Funds continued	Foreign Fund	Foreign Small Companies Fund	International Small Companies Fund	U.S. Equity Allocation Fund	Emerging Markets Fund	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Quality Fund	Resources Fund
U.S. Equity Securities[1]			X	X	X	X	X	X	X
Non-U.S. Investments – Non-U.S. Issuers[2]	X	X	X	X	X	X	X	X	X
Non-U.S. Investments – Non-U.S. Issuers (Traded on U.S. Exchanges)[2]	X	X	X	X	X	X	X	X	X
Non-U.S. Investments – Emerging Countries[2]	X	X	X		X	X	X	X	X
Securities Lending	X	X	X	X	X	X	X	X	X
Depositary Receipts	X	X	X	X	X	X	X	X	X
Convertible Securities	X	X	X	X	X	X	X	X	X
Preferred Stocks	X	X	X	X	X	X	X	X	X
Master Limited Partnerships									X
Income Trusts	X	X	X	X	X	X	X	X	X
Warrants and Rights	X	X	X	X	X	X	X	X	X
Non-Standard Warrants (LEPOs and P-Notes)	X	X	X		X	X	X		X
Options, Futures, and Forward Contracts	X	X	X	X	X	X	X	X	X
Swap Contracts and Other Two-Party Contracts	X	X	X	X	X	X	X	X	X
Foreign Currency Transactions	X	X	X	X	X	X	X	X	X
Repurchase Agreements			X	X	X	X	X	X	X
Debt and Other Fixed Income Securities			X	X	X	X	X	X	X
Debt and Other Fixed Income Securities – Long- and Medium-Term Corporate & Government Bonds[3]			X	X	X	X	X	X	X
Debt and Other Fixed Income Securities – Short-Term Corporate & Government Bonds[3]			X	X	X	X	X	X	X
Debt and Other Fixed Income Securities – Municipal Securities[4]
Cash and Other High Quality Investments	X	X	X	X	X	X	X	X	X
U.S. Government Securities and Foreign Government Securities	X	X	X	X	X	X	X	X	X
Auction Rate Securities
Real Estate Investment Trusts and Other Real Estate-Related Investments	X	X	X	X	X	X	X	X	X
Asset-Backed and Related Securities
Adjustable Rate Securities
Below Investment Grade Securities					X	X	X		X
Distressed or Defaulted Debt Securities
Brady Bonds
Euro Bonds
Zero Coupon Securities
Indexed Investments	X	X			X	X	X
Structured Notes	X	X	X		X	X	X		X
Firm Commitments, When-Issued Securities and TBAs	X	X			X	X	X
Loans, Loan Participations, and Assignments
Reverse Repurchase Agreements and Dollar Roll Agreements	X	X	X	X	X	X	X	X	X
Commodity-Related Investments									X
Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities	X	X	X	X	X	X	X	X	X
Investments in Other Investment Companies or Other Pooled Investments	X	X	X	X	X	X	X	X	X
Investments in Other Investment Companies – Shares of Other GMO Trust Funds	X	X	X	X	X	X	X	X	X
Investments in Subsidiary Companies – Shares of Wholly-Owned Subsidiary[5]							X

4

Fixed Income Funds	Benchmark- Free Bond Fund	Global Bond Fund	International Bond Fund	Currency Hedged International Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund	Debt Opportunities Fund
U.S. Equity Securities[1]	X	X	X	X	X	X	X
Non-U.S. Investments – Non-U.S. Issuers[2]	X	X	X	X	X	X	X
Non-U.S. Investments – Non-U.S. Issuers (Traded on U.S. Exchanges)[2]	X	X	X	X	X	X	X
Non-U.S. Investments – Emerging Countries[2]	X	X	X	X	X	X	X
Securities Lending	X	X	X	X	X	X	X
Depositary Receipts	X	X	X	X	X	X	X
Convertible Securities	X	X	X	X	X	X	X
Preferred Stocks	X	X	X	X	X	X	X
Master Limited Partnerships
Income Trusts
Warrants and Rights	X	X	X	X	X	X	X
Non-Standard Warrants (LEPOs and P-Notes)
Options, Futures, and Forward Contracts	X	X	X	X	X	X	X
Swap Contracts and Other Two-Party Contracts	X	X	X	X	X	X	X
Foreign Currency Transactions	X	X	X	X	X	X	X
Repurchase Agreements	X	X	X	X	X	X	X
Debt and Other Fixed Income Securities	X	X	X	X	X	X	X
Debt and Other Fixed Income Securities – Long- and Medium-Term Corporate & Government Bonds[3]	X	X	X	X	X	X	X
Debt and Other Fixed Income Securities – Short-Term Corporate & Government Bonds[3]	X	X	X	X	X	X	X
Debt and Other Fixed Income Securities – Municipal Securities[4]	X	X	X	X	X	X	X
Cash and Other High Quality Investments	X	X	X	X	X	X	X
U.S. Government Securities and Foreign Government Securities	X	X	X	X	X	X	X
Auction Rate Securities	X	X	X	X	X	X	X
Real Estate Investment Trusts and Other Real Estate-Related Investments
Asset-Backed and Related Securities	X	X	X	X	X	X	X
Adjustable Rate Securities	X	X	X	X	X	X	X
Below Investment Grade Securities	X	X	X	X	X	X	X
Distressed or Defaulted Debt Securities	X	X	X	X	X	X	X
Brady Bonds	X	X	X	X	X	X	X
Euro Bonds	X	X	X	X	X	X	X
Zero Coupon Securities	X	X	X	X	X	X	X
Indexed Investments	X	X	X	X	X	X	X
Structured Notes	X	X	X	X	X	X	X
Firm Commitments, When-Issued Securities and TBAs	X	X	X	X	X	X	X
Loans, Loan Participations, and Assignments	X	X	X	X	X	X	X
Reverse Repurchase Agreements and Dollar Roll Agreements	X	X	X	X	X	X	X
Commodity-Related Investments	X					X
Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities	X	X	X	X	X	X	X
Investments in Other Investment Companies or Other Pooled Investments	X	X	X	X	X	X	X
Investments in Other Investment Companies – Shares of Other GMO Trust Funds	X	X	X	X	X	X	X
Investments in Subsidiary Companies – Shares of Wholly-Owned Subsidiary[5]

5

Implementation Funds	Alpha Only Fund	Asset Allocation Bond Fund	Benchmark- Free Fund	Implementation Fund	Risk Premium Fund	Special Opportunities Fund	Strategic Opportunities Allocation Fund	Taiwan Fund	U.S. Treasury Fund
U.S. Equity Securities[1]	X	X	X	X	X	X	X	X
Non-U.S. Investments – Non-U.S. Issuers[2]	X	X	X	X	X	X	X	X
Non-U.S. Investments – Non-U.S. Issuers (Traded on U.S. Exchanges)[2]	X	X	X	X	X	X	X	X
Non-U.S. Investments – Emerging Countries[2]	X	X	X	X	X	X	X	X
Securities Lending	X	X	X	X	X	X	X	X
Depositary Receipts	X	X	X	X	X	X	X	X
Convertible Securities	X	X	X	X	X	X	X	X
Preferred Stocks	X	X	X	X	X	X	X	X
Master Limited Partnerships	X		X	X		X	X
Income Trusts	X		X	X	X	X	X	X
Warrants and Rights	X	X	X	X	X	X	X	X	X
Non-Standard Warrants (LEPOs and P-Notes)	X		X	X	X	X	X	X
Options, Futures, and Forward Contracts	X	X	X	X	X	X	X	X	X
Swap Contracts and Other Two-Party Contracts	X	X	X	X	X	X	X	X	X
Foreign Currency Transactions	X	X	X	X	X	X	X	X
Repurchase Agreements	X	X	X	X	X	X	X	X	X
Debt and Other Fixed Income Securities	X	X	X	X	X	X	X	X	X
Debt and Other Fixed Income Securities – Long- and Medium-Term Corporate & Government Bonds[3]	X	X	X	X	X	X	X	X
Debt and Other Fixed Income Securities – Short-Term Corporate & Government Bonds[3]	X	X	X	X	X	X	X	X	X
Debt and Other Fixed Income Securities – Municipal Securities[4]	X	X	X	X		X	X
Cash and Other High Quality Investments	X	X	X	X	X	X	X	X	X
U.S. Government Securities and Foreign Government Securities	X	X	X	X	X	X	X	X	X6
Auction Rate Securities	X	X	X	X		X	X
Real Estate Investment Trusts and Other Real Estate-Related Investments	X	X	X	X	X	X	X	X
Asset-Backed and Related Securities	X	X	X	X		X	X
Adjustable Rate Securities	X	X	X	X		X	X
Below Investment Grade Securities	X	X	X	X		X	X	X
Distressed or Defaulted Debt Securities	X	X	X	X		X	X
Brady Bonds	X	X	X	X		X	X
Euro Bonds	X	X	X	X		X	X
Zero Coupon Securities	X	X	X	X		X	X
Indexed Investments	X	X	X	X	X	X	X	X
Structured Notes	X	X	X	X		X	X	X	X
Firm Commitments, When-Issued Securities and TBAs	X	X	X	X		X	X	X
Loans, Loan Participations, and Assignments	X	X	X	X		X	X
Reverse Repurchase Agreements and Dollar Roll Agreements	X	X	X	X	X	X	X	X	X
Commodity-Related Investments		X	X	X		X	X
Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities	X	X	X	X	X	X	X	X	X7
Investments in Other Investment Companies or Other Pooled Investments	X	X	X	X	X	X	X	X	X
Investments in Other Investment Companies – Shares of Other GMO Trust Funds	X	X	X	X	X	X	X	X
Investments in Subsidiary Companies – Shares of Wholly-Owned Subsidiary[5]			X	X		X

6

Footnotes to Fund Investments Charts

[1]	For more information, see, among other sections, “Description of Principal Risks – Market Risk – Equities” in the Prospectus.
[2]	For more information, see, among other sections, “Description of Principal Risks – Non-U.S. Investment Risk” in the Prospectus and “Descriptions and Risks of Fund Investments – Risks of Non-U.S. Investments” herein.
[3]	For more information, see, among other sections, “Descriptions and Risks of Fund Investments – U.S. Government Securities and Foreign Government Securities” herein.
[4]	For more information, see, among other sections, “Descriptions and Risks of Fund Investments – Municipal Securities” herein.
[5]	For more information, see, among other sections, “Descriptions and Risks of Fund Investments – Investments in Wholly-Owned Subsidiaries” herein.
[6]	U.S. Treasury Fund is not generally permitted to invest in Foreign Government Securities.
[7]	U.S. Treasury Fund is not generally permitted to invest in Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities.

(Note: Some of the footnotes to the above charts refer investors to various risks described in the “Description of Principal Risks” section of the Prospectus for more information relating to a particular type of investment listed in the charts. The presence of such a risk cross-reference for a particular Fund investment is not intended to indicate that such risk is a principal risk of that Fund, and instead is intended to provide more information regarding the risks associated with the particular investment. Please refer to the “Fund Summaries” and “Description of Principal Risks” sections of the Prospectus for a description of each Fund’s principal risks.)

DESCRIPTIONS AND RISKS OF FUND INVESTMENTS

The following is a description of investment practices in which the Funds may engage and the risks associated with their use. Benchmark-Free Fund, Benchmark-Free Allocation Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, and Strategic Opportunities Allocation Fund (collectively, the “Asset Allocation Funds”), as well as Implementation Fund and other Funds that may invest in wholly-owned subsidiaries, other GMO Funds, or other investment companies (such other GMO Funds and other investment companies, “Underlying Funds”), as noted in the Prospectus or in “Fund Investments” above, are indirectly exposed to the investment practices of the subsidiaries and Underlying Funds in which they invest, and are therefore subject to all risks associated with the practices of the subsidiaries and Underlying Funds. UNLESS OTHERWISE NOTED HEREIN, THE INVESTMENT PRACTICES AND ASSOCIATED RISKS DETAILED BELOW ALSO INCLUDE THOSE TO WHICH A FUND INDIRECTLY MAY BE EXPOSED THROUGH ITS INVESTMENT IN SUBSIDIARIES AND THE UNDERLYING FUNDS. ANY REFERENCES TO INVESTMENTS MADE BY A FUND INCLUDE THOSE THAT MAY BE MADE BOTH DIRECTLY BY THE FUND AND INDIRECTLY BY THE FUND (E.G., THROUGH ITS INVESTMENTS IN SUBSIDIARIES AND THE UNDERLYING FUNDS OR THROUGH ITS INVESTMENTS IN DERIVATIVES OR SYNTHETIC INSTRUMENTS). Not all Funds may engage in all practices described below. Please refer to “Fund Summaries” in the Prospectus and “Fund Investments” above for additional information regarding the practices in which a particular Fund may engage.

7

Portfolio Turnover

Based on GMO’s assessment of market conditions, GMO may trade a Fund’s investments more frequently at some times than at others, resulting in a higher portfolio turnover rate. Increased portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Fund and which may adversely affect the Fund’s performance. It also may give rise to additional taxable income for shareholders, including through the realization of capital gains or other types of income that are taxable to Fund shareholders when distributed by a Fund to them, unless those shareholders are themselves exempt from taxation or otherwise investing in the Fund through a tax-advantaged account. If portfolio turnover results in the recognition of short-term capital gains, those gains typically are taxed to shareholders at ordinary income tax rates when distributed to shareholders. The after-tax impact of portfolio turnover is not considered when making investment decisions for a Fund, except for Tax-Managed International Equities Fund. See “Distributions and Taxes” in the Prospectus and “Distributions” and “Taxes” below for more information.

The historical portfolio turnover rate for each Fund is shown under the heading “Financial Highlights” in the Fund’s Prospectus. Changes in portfolio turnover rates were generally the result of active trading strategies employed by such Funds’ portfolio manager(s) in response to market conditions, and not reflective of a material change in investment strategy.

Diversified and Non-Diversified Portfolios

As set forth in “Investment Restrictions” below, Funds that are “diversified” funds are required to satisfy the diversified fund requirements under the Investment Company Act of 1940, as amended (the “1940 Act”). At least 75% of the value of a diversified fund’s total assets must be represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities that for the purposes of this calculation are limited in respect of any one issuer to not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of any single issuer.

As stated in the Prospectus, Funds that are “non-diversified” funds under the 1940 Act are not required to satisfy the requirements for diversified funds. A non-diversified Fund is permitted (but is not required) to invest a higher percentage of its assets in the securities of fewer issuers. That concentration could increase the risk of loss to a Fund resulting from a decline in the market value of particular portfolio securities. Investment in a non-diversified fund may entail greater risks than investment in a diversified fund.

All Funds, whether diversified or non-diversified, must meet diversification standards to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). See the “Taxes” section below for a description of these diversification standards.

Accelerated Transactions

For a Fund to take advantage of certain available investment opportunities, GMO may need to make investment decisions on an expedited basis. In such cases, the information available to GMO at the time of an investment decision may be limited. GMO may not, therefore, have

8

access to the detailed information necessary for a full analysis and evaluation of the investment opportunity.

Risks of Non-U.S. Investments

General. Investment in non-U.S. issuers or securities principally traded outside the United States may involve special risks due to non-U.S. economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization or confiscatory taxation of assets, other government involvement in the economy or in the affairs of specific companies or industries (including in the case of wholly or partially state-owned enterprises) and possible difficulty in obtaining and enforcing judgments against non-U.S. entities. A Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Any taxes or other charges paid or incurred by a Fund in respect of its non-U.S. investments will reduce its return thereon. A Fund may seek a refund in respect of taxes paid to a foreign country. In those cases, all or a portion of those taxes could ultimately be recovered by a Fund. However, the recovery process could take several years and the Fund will incur expenses in its efforts to collect the refund, which will reduce the benefit of any recovery. A Fund’s efforts to collect a refund may not be successful, in which case the Fund will have incurred additional expenses for no economic benefit. A Fund’s decision to seek a refund is in its sole discretion, and it may decide not to seek a refund, even if eligible. The outcome of a Fund’s efforts to obtain a refund is not predictable, and some refunds may not be reflected in a Fund’s net asset value. See the “Taxes” section below for more information about other special tax considerations applicable to non-U.S. investments.

In addition, the tax laws of some non-U.S. jurisdictions in which a Fund may invest are unclear and interpretations of such laws can change over time, including on a retroactive basis in which case a Fund could potentially incur non-U.S. taxes on a retroactive basis. Moreover, in order to comply with guidance related to the accounting and disclosure of uncertain tax positions under U.S. generally accepted accounting principles (“GAAP”), a Fund may be required to accrue for book purposes certain non-U.S. taxes in respect of its non-U.S. securities or other non-U.S. investments that it may or may not ultimately pay. Such tax accruals will reduce a Fund’s net asset value at the time accrued, even though, in some cases, the Fund ultimately will not pay the related tax liabilities. Conversely, a Fund’s net asset value will be increased by any tax accruals that are ultimately reversed.

Issuers of non-U.S. securities are subject to different, often less comprehensive, accounting, custody, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Non-U.S. brokerage commissions and related fees also are generally higher than in the United States. Funds that invest in non-U.S. securities also may be affected by different custody and/or settlement practices or delayed settlements in some non-U.S. markets. The laws of some foreign countries may limit a Fund’s ability to invest in securities of certain issuers located in those countries. Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may

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be subject to interpretation or change without prior notice to investors. While the Funds make reasonable efforts to stay informed of foreign reporting requirements relating to the Funds’ non-U.S. portfolio securities (e.g., through the Funds’ brokerage contacts, publications of the Investment Company Institute, which is the national association of U.S. investment companies, the Funds’ custodial network, and, to the extent deemed appropriate by the Funds under the circumstances, local counsel in the relevant foreign country), no assurance can be given that the Funds will satisfy applicable foreign reporting requirements at all times.

Emerging Countries. The risks described above apply to an even greater extent to investments in emerging countries. Taiwan is considered by GMO to be an emerging country. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and other developed countries, and disclosure and regulatory standards in many respects are less stringent. In addition, the securities markets of emerging countries are typically subject to a lower level of monitoring and regulation. Government enforcement of existing securities regulations is limited, and any such enforcement may be arbitrary and the results may be difficult to predict. In addition, reporting requirements of emerging countries with respect to the ownership of securities are more likely to be subject to interpretation or changes without prior notice to investors than more developed countries.

Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on such countries’ economies and securities markets.

Economies of emerging countries generally are heavily dependent on international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. Economies of emerging countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities. In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of creditors in those countries to make payments on their debt obligations, regardless of their financial condition.

Custodial services are often more expensive and other investment-related costs higher in emerging countries than in developed countries, which could reduce a Fund’s income from investments in securities or debt instruments of emerging country issuers.

Emerging countries are more likely than developed countries to experience political uncertainty and instability, including the risk of war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that affect U.S. investments in these countries. No assurance can be given that adverse political changes will not cause a Fund to suffer a loss of any or all of its investments (or, in the case of fixed income securities, interest) in emerging countries.

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Special Risks of Investing in Asian Securities. In addition to the risks of non-U.S. investments and emerging countries investments described above, investments in Asia are subject to other risks. The economies of Asian countries are at varying levels of development. Markets of countries whose economies are in the early stages of development typically exhibit a high concentration of market capitalization and have less trading volume, lower liquidity, and more volatility than more developed markets. Some Asian countries depend heavily on foreign trade and can be adversely affected by trade barriers, exchange controls, and other measures imposed or negotiated by the countries with which they trade. The economies of some Asian countries are not diversified and are based on only a few commodities or industries. Financial imbalances among various economic sectors, fueled by rising asset prices, strong credit growth, and relatively easy financing conditions in certain economies in Asia may also negatively impact those economies.

Investments in Asia also are susceptible to social, political, legal, and operational risks. Some countries have authoritarian or relatively unstable governments. Certain Asian countries have experienced violence, terrorism, armed conflict, and social instability, which has negatively impacted their economies. Some governments in the region provide less supervision and regulation of their financial markets and in some countries less financial information is available than is typical of more developed markets. Some governments in the region exercise considerable influence on their respective economies and, as a result, companies in the region may be subject to government interference and nationalization. Some Asian countries restrict direct foreign investment in securities markets, and investments in securities traded on those markets may be made, if at all, only indirectly (e.g., through Depositary Receipts, as defined below under “Depositary Receipts,” derivatives, etc.). For example, Taiwan permits foreign investment only through authorized qualified foreign institutional investors (“FINI”). For Taiwan Fund, GMO is registered with the Securities and Futures Commission of Taiwan as a FINI and is therefore authorized to invest directly in the Taiwanese securities market, subject to certain limitations including a maximum investment amount. Taiwan Fund is listed as a sub-account under GMO’s FINI license and is authorized to invest directly in the Taiwanese securities market. Taiwan Fund’s ability to continue to invest directly in Taiwan is subject to the risk that GMO’s FINI license or the Fund’s sub-account under GMO’s FINI license may be terminated or suspended by the Securities and Futures Commission. In addition, the maximum investment amount permitted under GMO’s FINI license applies to investments by GMO and any other entities listed as sub-accounts under GMO’s license, including Taiwan Fund. Investments by GMO and any other sub-accounts may limit the amount which Taiwan Fund can invest, and the activities of the other entities listed as sub-accounts could cause the termination or suspension of GMO’s FINI license.

Some countries in the region require foreign investors to be registered with local authorities prior to investing in the securities markets and impose limitations on the amount of investments that may be made by foreign investors and the repatriation of the proceeds from investments.

Asian countries periodically experience increases in market volatility and declines in foreign currency exchange rates. Currency fluctuations affect the value of securities because the prices of these securities are generally denominated or quoted in currencies other than the U.S. dollar. Fluctuations in currency exchange rates can also affect a country’s or company’s ability to service its debt. The governments of certain Asian countries also maintain their currencies at

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artificial levels in relation to the U.S. dollar rather than at levels determined by the market, which may have an adverse impact on foreign investors.

Investment in particular Asian countries is subject to unique risks, yet the political and economic prospects of one country or group of countries can affect other countries in the region. For example, the economies of some Asian countries are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, debt crisis, or decline in currency valuation in one Asian country may spread to other Asian countries. The economies of Asian countries are also vulnerable to effects of natural disasters occurring within the region, including droughts, floods, tsunamis, and earthquakes. Disaster recovery in Asia can be poorly coordinated, and the economic impact of natural disasters is significant at both the country and company levels.

Special Risks of Investing in Russian Securities. Certain of the Funds may invest directly in the securities of Russian issuers. Certain other Funds may have indirect exposure to Russian securities through their investment in one or more of the GMO Funds with direct investments in Russia. Investment in those securities presents many of the same risks as investing in the securities of emerging country issuers, as described in the preceding sections.

The social, political, legal, and operational risks of investing in Russian issuers, and of having assets held in custody within Russia, however, may be particularly pronounced relative to investments in more developed countries.

Russia’s system of share registration and custody creates certain risks of loss (including the risk of total loss) that are not normally associated with investments in other securities markets. The recent formation of the Russian securities markets and the underdeveloped state of Russia’s banking system subjects settlement, clearing, and registration of securities transactions to significant risks. Prior to 2013, there was no central registration system for equity share registration in Russia and registration was carried out by either the issuers themselves or by registrars located throughout Russia. Such registrars were not necessarily subject to effective state supervision, nor were they licensed with any governmental entity, thereby increasing the risk that a Fund could lose ownership of its securities through fraud, negligence, or even mere oversight. With the implementation of the National Settlement Depository (“NSD”) in Russia as a recognized central securities depository, title to Russian equities is now based on the records of the NSD and not the registrars. Although the implementation of the NSD is generally expected to decrease the risk of loss in connection with recording and transferring title to securities, issues resulting in loss still may occur. In addition, issuers and registrars are still prominent in the validation and approval of documentation requirements for corporate action processing in Russia. Because the documentation requirements and approval criteria vary between registrars and/or issuers, there remain unclear and inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. To the extent that a Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss.

In addition, as a result of political and military actions undertaken by Russia, the United States and the European Union have instituted sanctions against certain Russian officials and institutions. These sanctions and any additional sanctions or other intergovernmental actions that

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may be undertaken against Russia in the future may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of Russian securities. Such actions could result in a freeze of Russian securities, impairing the ability of a Fund to buy, sell, receive, or deliver those securities. Retaliatory action by the Russian government could involve the seizure of U.S. and/or European residents’ assets, and any such actions are likely to impair the value and liquidity of such assets. Any or all of these potential results could have an adverse/recessionary effect on Russia’s economy. All of these factors could have a negative effect on the performance of Funds that have significant exposure to Russia.

Securities Lending

A Fund may make secured loans of its portfolio securities amounting to not more than one-third of its total assets (one-quarter in the case of International Equity Fund). For these purposes, total assets include the proceeds of such loans. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially, including possible impairment of the Fund’s ability to vote the securities. However, securities loans will be made to brokers that GMO believes to be of relatively high credit standing pursuant to agreements requiring that the loans be collateralized by cash, liquid securities, or shares of other investment companies with a value at least equal to the market value of the loaned securities (marked to market daily). If a loan is collateralized by U.S. government or other securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in one or more money market funds (in which case the Fund will bear its pro rata share of such money market fund’s fees and expenses), or directly in interest-bearing, short-term securities, and typically pays a fee to the borrower that normally represents a portion of the Fund’s earnings on the collateral. As with other extensions of credit, the Fund bears the risk of delay in the recovery of loaned securities and of loss of rights in the collateral should the borrower fail financially. The Fund also bears the risk that the value of investments made with collateral may decline. The Fund bears the risk of total loss with respect to the investment of collateral.

Voting rights or rights to consent with respect to the loaned securities pass to the borrower. The Fund has the right to call loans at any time on reasonable notice and will do so if both (i) GMO receives adequate notice of a proposal upon which shareholders are being asked to vote, and (ii) GMO believes that the benefits to the Fund of voting on such proposal outweigh the benefits to the Fund of having the security remain out on loan. However, the Fund bears the risk of delay in the return of the security, impairing the Fund’s ability to vote on such matters. GMO has retained lending agents on behalf of several of the Funds that are compensated based on a percentage of the Fund’s return on its securities lending. The Funds also may pay various fees in connection with securities loans, including shipping fees and custodian fees.

Depositary Receipts

Many of the Funds invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”) or other similar securities representing ownership of non-U.S. securities (collectively, “Depositary Receipts”) if issues of

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such Depositary Receipts are available that are consistent with the Fund’s investment objective. Depositary Receipts generally evidence an ownership interest in a corresponding non-U.S. security on deposit with a financial institution. Transactions in Depositary Receipts usually do not settle in the same currency as the underlying non-U.S. securities are denominated or traded. Generally, ADRs are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets. GDRs may be traded in any public or private securities market and may represent securities held by institutions located anywhere in the world. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a U.S. or foreign corporation.

Because the value of a Depositary Receipt is dependent upon the market price of an underlying non-U.S. security, Depositary Receipts are subject to most of the risks associated with investing in non-U.S. securities directly. Depositary Receipts may be issued as sponsored or unsponsored programs. See “Risks of Non-U.S. Investments” above. Depositary Receipts also may be subject to illiquidity risk.

Convertible Securities

A convertible security is a security (a bond or preferred stock) that may be converted at a stated price within a specified period into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation’s capital structure, but are usually subordinated to senior debt obligations of the issuer. Convertible securities provide holders, through their conversion feature, an opportunity to participate in increases in the market prices of their underlying securities. The price of a convertible security is influenced by the market price of the underlying security, and tends to increase as the market price rises and decrease as the market price declines. GMO regards convertible securities as a form of equity security.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, as in the case of “broken” or “busted” convertibles, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. Generally, the amount of the premium decreases as the convertible security approaches maturity.

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A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Preferred Stocks

Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer’s liquidation. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer’s common stock, and thus represent an ownership interest in the issuer. Depending on the features of the particular security, holders of preferred stock may bear the risks disclosed in the Prospectus or this SAI regarding equity or fixed income securities.

Investment in preferred stocks involves certain risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions. If a Fund owns a preferred stock that is deferring its distribution, it may be required to report income for tax purposes despite the fact that it is not receiving current income on this position. Preferred stocks often are subject to legal provisions that allow for redemption in the event of certain tax or legal changes or at the issuer’s call. In the event of redemption, a Fund may not be able to reinvest the proceeds at comparable rates of return. Preferred stocks are subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities, and U.S. government securities.

Master Limited Partnerships

A master limited partnership (“MLP”) generally is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for U.S. federal income tax purposes. MLPs may derive income and gains from, among other things, the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by one or more of the following: a major energy company, an investment fund, or the direct management of the MLP. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership through ownership of common units and have a limited role in the partnership’s operations and management. For purposes of qualifying as a regulated investment company under the Code, the extent to which a Fund can invest in MLPs is limited. See the “Taxes” section below for more information about these and other special tax considerations that can arise in respect of a Fund’s investments in MLPs.

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MLP securities in which a Fund may invest can include, but are not limited to: (i) equity securities of MLPs, including common units, preferred units or convertible subordinated units; (ii) debt securities of MLPs, including debt securities rated below investment grade; (iii) securities of MLP affiliates; (iv) securities of open-end funds, closed-end funds or exchange-traded funds (“ETFs”) that invest primarily in MLP securities; or (v) exchange-traded notes whose returns are linked to the returns of MLPs or MLP indices.

The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests.

Income Trusts

Income trusts are investment trusts that hold income-producing assets and distribute income generated by such assets to the “unitholders” of the trust, which are entitled to participate in the trust’s income and capital as its beneficiaries.

Income trusts generally invest in assets that provide a return to the trust and its unitholders based on the cash flows of an underlying business. Such assets may include equity and debt instruments, royalty interests or real properties. The income trust can receive interest, royalty or lease payments from an operating entity carrying on a business, as well as dividends and a return of capital.

Income trusts also may include royalty trusts, a particular type of income trust whose securities are listed on a stock exchange and which controls an underlying company whose business relates to, without limitation, the acquisition, exploitation, production and sale of oil and natural gas.

Investments in income trusts (including royalty trusts) are subject to operating risk based on the income trust’s underlying assets and their respective businesses. Such risks may include lack of or limited operating histories. Income trusts are particularly subject to interest rate risk and increases in interest rates offered by competing investments may diminish the value of trust units. Changes in the interest rate also may affect the value of future distributions from the income trust’s underlying assets or the value of the underlying assets themselves. Interest rate risk is also present within the income trusts themselves because they often hold very long-term capital assets, and much of the excess distributable income is derived from a maturity (or duration) mismatch between the life of the asset and the life of the financing associated with it. In an increasing interest rate environment, the income trust’s distributions to its unitholders may decrease. Income trusts also may be subject to additional risk, including, without limitation, limited access to debt markets.

Income trusts do not guarantee minimum distributions or returns of capital to unitholders. The amount of distributions paid on a trust’s units will vary from time to time based on production levels, commodity prices, royalty rates and certain expenses, deductions and costs, as well as on

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the distribution payout ratio policy adopted. The reduction or elimination of distributions to unitholders may decrease the value of trust units. Income trusts generally pay out to unitholders the majority of the cash flow that they receive from the production and sale of underlying assets. As a result of distributing the bulk of their cash flow to unitholders, the ability of a trust to finance internal growth is limited. Therefore, income trusts typically grow through acquisition of additional assets, funded through the issuance of additional equity or, where the trust is able, additional debt. Because an income trust may make distributions to unitholders in excess of its net income, unitholder equity may decline over time.

Finally, for purposes of qualifying as a regulated investment company under the Code, the extent to which the Funds can invest in a particular income trust may be limited, depending, for instance, on the trust’s treatment for U.S. federal income tax purposes and its underlying assets. See the “Taxes” section below for more information about these and other special tax considerations that can arise in respect of the Funds’ investments in income trusts, including royalty trusts.

Warrants and Rights

Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. Funds typically use warrants and rights in a manner similar to their use of options on securities, as described in “Options, Futures, and Forward Contracts” below. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options. Unlike most options, however, warrants and rights are issued in specific amounts, and warrants generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish.

Non-Standard Warrants. From time to time, certain Funds may use non-standard warrants, including low exercise price warrants or low exercise price options (“LEPOs”) and participatory notes (“P-Notes”), to gain exposure to issuers in certain countries. LEPOs are different from standard warrants in that they do not give their holders the right to receive a security of the issuer upon exercise. Rather, LEPOs pay the holder the difference in price of the underlying security between the date the LEPO was purchased and the date it is sold. P-Notes are a type of equity-linked derivative that generally are traded over-the-counter and constitute general unsecured contractual obligations of the banks or brokers that issue them. Generally, banks and brokers associated with non-U.S.-based brokerage firms buy securities listed on certain non-U.S. exchanges and then issue P-Notes that are designed to replicate the performance of certain issuers and markets. The performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. The return on a P-Note that is linked to a particular underlying security generally is increased to the extent of any dividends paid in connection with the underlying security. However, the holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, and P-Notes present similar risks to investing directly in the underlying security. Additionally, LEPOs and P-Notes entail the same risks as other over-the-counter (“OTC”) derivatives. These include the risk that the counterparty or issuer of the LEPO or P-Note may not be able to fulfill its obligations, that the holder and

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counterparty or issuer may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. See “Description of Principal Risks – Derivatives and Short Sales Risk” and “ – Counterparty Risk” in the Prospectus and “Uses of Derivatives” below. Additionally, while LEPOs or P-Notes may be listed on an exchange, there is no guarantee that a liquid market will exist or that the counterparty or issuer of a LEPO or P-Note will be willing to repurchase such instrument when a Fund wishes to sell it.

Options, Futures, and Forward Contracts

Many of the Funds use options, futures, and forward contracts for various purposes, including for investment purposes and as a means to hedge other investments. See “Uses of Derivatives” below for more information regarding the various derivatives strategies those Funds may employ using options, futures, and forward contracts. The use of options contracts, futures contracts, forward contracts, and options on futures contracts involves risk. Thus, while a Fund may benefit from the use of options, futures, forward contracts, and options on futures, unanticipated changes in interest rates, securities prices, currency exchange rates, or other underlying assets or reference rates may adversely affect a Fund’s performance.

Options on Securities and Indices. Many of the Funds may purchase and sell put and call options on equity, fixed income, or other securities or indices in standardized exchange-traded contracts. An option on a security or index is a contract that gives the holder of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index underlying the option) at a specified price. Upon exercise, the writer of an option on a security has the obligation to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is required to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option.

Purchasing Options on Securities and Indices. Among other reasons, a Fund may purchase a put option to hedge against a decline in the value of a portfolio security. If such a decline occurs, the put option will permit the Fund to sell the security at the higher exercise price or to close out the option at a profit. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by its transaction costs. In order for a put option purchased by a Fund to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium paid by the Fund and transaction costs.

Among other reasons, a Fund may purchase call options to hedge against an increase in the price of securities the Fund anticipates purchasing in the future. If such a price increase occurs, a call option will permit the Fund to purchase the securities at the exercise price or to close out the option at a profit. The premium paid for the call option, plus any transaction costs, will reduce the benefit, if any, that the Fund realizes upon exercise of the option and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. Thus, for a call option purchased by a Fund to be profitable, the market price of the underlying security must

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rise sufficiently above the exercise price to cover the premium paid by the Fund to the writer and transaction costs.

In the case of both call and put options, the purchaser of an option risks losing the premium paid for the option plus related transaction costs if the option expires worthless.

Writing Options on Securities and Indices. Because a Fund receives a premium for writing a put or call option, a Fund may seek to increase its return by writing call or put options on securities or indices. The premium a Fund receives for writing an option will increase the Fund’s return in the event the option expires unexercised or is closed out at a profit. The size of the premium a Fund receives reflects, among other things, the relationship of the market price and volatility of the underlying security or index to the exercise price of the option, the remaining term of the option, supply and demand, and interest rates.

A Fund may write a call option on a security or other instrument held by the Fund (commonly known as “writing a covered call option”). In such case, the Fund limits its opportunity to profit from an increase in the market price of the underlying security above the exercise price of the option. Alternatively, a Fund may write a call option on securities in which it may invest but that are not currently held by the Fund (commonly known as “writing a naked call option”). During periods of declining securities prices or when prices are stable, writing these types of call options can be a profitable strategy to increase a Fund’s income with minimal capital risk. However, when securities prices increase, the Fund is exposed to an increased risk of loss, because if the price of the underlying security or instrument exceeds the option’s exercise price, the Fund will suffer a loss equal to the amount by which the market price exceeds the exercise price at the time the call option is exercised, minus the premium received. Calls written on securities that the Fund does not own are riskier than calls written on securities owned by the Fund because there is no underlying security held by the Fund that can act as a partial hedge. When such a call is exercised, the Fund must purchase the underlying security to meet its call obligation or make a payment equal to the value of its obligation in order to close out the option. Calls written on securities that the Fund does not own have speculative characteristics and the potential for loss is theoretically unlimited. There is also a risk, especially with less liquid preferred and debt securities, that the securities may not be available for purchase.

A Fund also may write a put option on a security. In so doing, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market price, resulting in a loss on exercise equal to the amount by which the market price of the security is below the exercise price minus the premium received.

OTC Options. A Fund also may invest in OTC options. OTC options differ from exchange-traded options in that they are two-party contracts, with price and other terms negotiated between the buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Closing Options Transactions. The holder of an option may terminate its position in a put or call option it has purchased by allowing it to expire or by exercising the option. If an option is

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American-style, it may be exercised on any day up to its expiration date. In contrast, a European-style option may be exercised only on its expiration date.

In addition, a holder of an option may terminate its obligation prior to the option’s expiration by effecting an offsetting closing transaction. In the case of exchange-traded options, a Fund, as a holder of an option, may effect an offsetting closing sale transaction by selling an option of the same series as the option previously purchased. A Fund realizes a loss from a closing sale transaction if the premium received from the sale of the option is less than the premium paid to purchase the option (plus transaction costs). Similarly, a Fund that has written an option may effect an offsetting closing purchase transaction by buying an option of the same series as the option previously written. A Fund realizes a loss from a closing purchase transaction if the cost of the closing purchase transaction (option premium plus transaction costs) is greater than the premium received from writing the option. If a Fund desires to sell a security on which it has written a call option, it will effect a closing purchase prior to or concurrently with the sale of the security. There can be no assurance, however, that a closing purchase or sale can be effected when a Fund desires to do so.

Risk Factors in Options Transactions. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.)

The Funds’ ability to use options as part of their investment programs depends on the liquidity of the options market. In addition, that market may not exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. As the writer of a call option on a portfolio security, during the option’s life, the Fund foregoes the opportunity to profit from increases in the market value of the security underlying the call option above the sum of the premium and the strike price of the call, but retains the risk of loss (net of premiums received) should the price of the underlying security decline. Similarly, as the writer of a call option on a securities index, a Fund foregoes the opportunity to profit from increases in the index over the strike price of the option, though it retains the risk of loss (net of premiums received) should the price of the Fund’s portfolio securities decline. If a Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited.

An exchange-traded option may be closed out by means of an offsetting transaction only on a national securities exchange (“Exchange”), which provides a secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, a Fund might not be able to effect an offsetting closing transaction for a particular option. Reasons

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for the absence of a liquid secondary market on an Exchange include the following: (i) insufficient trading interest in some options; (ii) restrictions by an Exchange on opening or closing transactions, or both; (iii) trading halts, suspensions, or other restrictions on particular classes or series of options or underlying securities; (iv) unusual or unforeseen interruptions in normal operations on an Exchange; (v) inability to handle current trading volume; or (vi) discontinuance of options trading (or trading in a particular class or series of options) (although outstanding options on an Exchange that were issued by the Options Clearing Corporation should continue to be exercisable in accordance with their terms). In addition, the hours of trading for options on an Exchange may not conform to the hours during which the securities held by a Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for underlying securities that are not immediately reflected in the options markets.

The Exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Funds, GMO, and other funds advised by GMO may constitute such a group. These limits could restrict a Fund’s ability to purchase or write options on a particular security.

An OTC option may be closed only with the consent of the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty; however, the exposure to counterparty risk may differ. No guarantee exists that a Fund will be able to effect a closing purchase or a closing sale with respect to a specific option at any particular time. See “Swap Contracts and Other Two-Party Contracts – Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts” below for a discussion of counterparty risk and other risks associated with investing in OTC options.

Currency Options and Quantity-Adjusting (“Quanto”) Options. Certain Funds may purchase and sell options on currencies. Options on currencies possess many of the same characteristics as options on securities and generally operate in a similar manner. Funds that are permitted to invest in securities denominated in foreign currencies may purchase or sell options on currencies. In addition, a Fund may purchase and sell quanto options, which are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. See “Foreign Currency Transactions” below for more information on those Funds’ use of currency options.

Futures. To the extent consistent with applicable law and its investment restrictions, a Fund permitted to invest in futures contracts may invest in futures contracts on, among other things, financial instruments (such as a U.S. government security or other fixed income security), individual equity securities (“single stock futures”), securities indices, interest rates, currencies, inflation indices, and (to the extent a Fund is permitted to invest in commodities and commodity-related derivatives (as defined in “Commodity-Related Investments” below)) commodities or commodities indices. Futures contracts on securities indices are referred to herein as “Index Futures.” The purchase of futures contracts can serve as a long hedge, and the sale of futures contracts can serve as a limited short hedge. The purchase and sale of futures contracts also may be used for speculative purposes.

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Certain futures contracts are physically settled (i.e., involve the making and taking of delivery of a specified amount of an underlying security or other asset). For instance, the sale of futures contracts on foreign currencies or financial instruments creates an obligation of the seller to deliver a specified quantity of an underlying foreign currency or financial instrument called for in the contract for a stated price at a specified time. Conversely, the purchase of such futures contracts creates an obligation of the purchaser to pay for and take delivery of the underlying foreign currency or financial instrument called for in the contract for a stated price at a specified time. In some cases, the specific instruments delivered or taken, respectively, on the settlement date are not determined until on or near that date. That determination is made in accordance with the rules of the exchange on which the sale or purchase was made.

Some futures contracts are cash settled (rather than physically settled), which means that the purchase price is subtracted from the current market value of the instrument and the net amount, if positive, is paid to the purchaser by the seller of the futures contract and, if negative, is paid by the purchaser to the seller of the futures contract. In particular, Index Futures are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index might be a function of the value of certain specified securities, no physical delivery of these securities is made.

The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. government securities, or other liquid assets equal in value to a percentage of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. The amount of the initial margin is generally set by the market on which the contract is traded (margin requirements on non-U.S. exchanges may be different than those on U.S. exchanges). Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” Prior to the settlement date of the futures contract, the position may be closed by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid to the broker on each completed purchase and sale.

Although some futures contracts call for making or taking delivery of the underlying securities, currencies, commodities, or other underlying instrument, in most cases futures contracts are closed before the settlement date without the making or taking of delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying financial instrument, currency, commodity, or index, and delivery month). If the price of the initial sale exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, a purchase of a futures contract is closed out by selling a corresponding futures contract. If the offsetting sale price exceeds the original purchase price, the purchaser realizes a gain, and, if the original purchase price exceeds the offsetting sale price, the purchaser realizes a loss. Any transaction costs must also be included in these calculations.

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In the United States, futures contracts are traded only on commodity exchanges or boards of trade – known as “contract markets” – approved by the Commodity Futures Trading Commission (“CFTC”), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant market. Certain Funds also may purchase futures contracts on non-U.S. exchanges or similar entities, which are not regulated by the CFTC and may not be subject to the same degree of regulation as the U.S. contract markets. See “Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Non-U.S. Exchanges” below.

Index Futures. To the extent consistent with applicable law and investment restrictions, a Fund may purchase or sell Index Futures. A Fund may close open positions on a contract market on which Index Futures are traded at any time up to and including the expiration day. In general, all positions that remain open at the close of business on that day must be settled on the next business day (based on the value of the relevant index on the expiration day). Additional or different margin requirements as well as settlement procedures may apply to non-U.S. stock Index Futures.

Interest Rate Futures. Some Funds may engage in transactions involving the use of futures on interest rates. These transactions may be in connection with investments in U.S. government securities and other fixed income securities.

Inflation-Linked Futures. The Fixed Income Funds, Asset Allocation Bond Fund, U.S. Treasury Fund (collectively, the “Bond Funds”), and Implementation Fund may engage in transactions involving inflation-linked futures, including Consumer Price Index (“CPI”) futures, which are exchange-traded futures contracts that represent the inflation on a notional value of $1,000,000 for a period of three months, as implied by the CPI. Inflation-linked futures may be used by the Fund to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating “synthetic” inflation-indexed bonds. A Fund also may combine inflation-linked futures with U.S. Treasury futures contracts to create “synthetic” inflation-indexed bonds issued by the U.S. Treasury. See “Indexed Investments – Inflation-Indexed Bonds” below for a discussion of inflation-indexed bonds.

Currency Futures. Funds that are permitted to invest in securities denominated in foreign currencies may buy and sell futures contracts on currencies. See “Foreign Currency Transactions” below for a description of those Funds’ use of currency futures.

Options on Futures Contracts. Options on futures contracts give the purchaser the right in return for the premium paid to assume a long position (in the case of a call option) or a short position (in the case of a put option) in a futures contract at the option exercise price at any time during the period of the option (in the case of an American-style option) or on the expiration date (in the case of European-style option). Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position in the futures contract. Accordingly, in the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of initial and variation margin deposits.

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Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may hedge against a possible increase in the price of securities the Fund expects to purchase by purchasing call options or writing put options on futures contracts rather than purchasing futures contracts. In addition, a Fund may purchase and sell interest rate options on U.S. Treasury or Eurodollar futures to take a long or short position on interest rate fluctuations. Options on futures contracts generally operate in the same manner as options purchased or written directly on the underlying investments. See “Foreign Currency Transactions” below for a description of some Funds’ use of options on currency futures.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits may vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same type (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the Fund’s profit or loss on the transaction.

Commodity Futures and Options on Commodity Futures. Some Funds may have direct or indirect exposure to futures contracts on various commodities or commodities indices (“commodity futures”) and options on commodity futures, including through their investments in Implementation Fund, Special Opportunities Fund, GMO Systematic Global Macro Opportunity Fund (a series of the Trust offered through a separate private placement memorandum), or, solely in the case of Benchmark-Free Fund, GMO GAAR Implementation Fund (a series of the Trust offered through a separate private placement memorandum). A futures contract on a commodity is an agreement between two parties in which one party agrees to purchase a commodity, such as an energy, agricultural, or metal commodity, from the other party at a later date at a price and quantity agreed upon when the contract is made. Futures contracts on commodities indices operate in a manner similar to Index Futures. While commodity futures on individual commodities are physically settled, GMO intends to close out those futures contracts before the settlement date without the making or taking of delivery. See also “Commodity-Related Investments” below.

Forward Contracts. A forward contract is a contract to buy or sell an underlying security or currency at a pre-determined price on a specific future date. The initial terms of the contract are set so that the contract has no value at the outset. Forward prices are obtained by taking the spot price of a security or currency and adding to it the cost of carry. No money is transferred upon entering into a forward contract and the trade is delayed until the specified date when the underlying security or currency is exchanged for cash. Subsequently, as the price of the

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underlying security or currency moves, the value of the contract also changes, generally in the same direction.

Forward contracts involve a number of the same characteristics and risks as futures contracts but there also are several differences. Forward contracts are not market traded, and are not necessarily marked to market on a daily basis. They settle only at the pre-determined settlement date. This can result in deviations between forward prices and futures prices, especially in circumstances where interest rates and futures prices are positively correlated. Second, in the absence of exchange trading and involvement of clearing houses, there are no standardized terms for forward contracts. Accordingly, the parties are free to establish such settlement times and underlying amounts of a security or currency as desirable, which may vary from the standardized provisions available through any futures contract. Finally, forward contracts, as two party obligations for which there is no secondary market, involve counterparty credit risk not present with futures.

Forward currency contracts are contracts between two parties to purchase and sell a specific quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. Currency transactions involve significant risk. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably as a result of intervention (or the failure to intervene) by U.S. governments or foreign governments or central banks, or by currency controls or political developments in the United States or abroad, including repatriation limitations. A Fund’s exposure to foreign dollar currencies means that a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of a Fund’s assets.

Risk Factors in Futures and Futures Options Transactions. Investment in futures contracts involves risk. A purchase or sale of futures contracts may result in losses in excess of the amount invested in the futures contract. If a futures contract is used for hedging, an imperfect correlation between movements in the price of the futures contract and the price of the security, currency, or other investment being hedged creates risk. Correlation is higher when the investment being hedged underlies the futures contract. Correlation is lower when the investment being hedged is different than the security, currency, or other investment underlying the futures contract, such as when a futures contract on an index of securities or commodities is used to hedge a single security or commodity, a futures contract on one security (e.g., U.S. Treasury bonds) or commodity (e.g., gold) is used to hedge a different security (e.g., a mortgage-backed security) or commodity (e.g., copper), or when a futures contract in one currency is used to hedge a security denominated in another currency. In the case of Index Futures and futures on commodity indices, changes in the price of those futures contracts may not correlate perfectly with price movements in the relevant index due to market distortions. In the event of an imperfect correlation between a futures position and the portfolio position (or anticipated position) intended to be hedged, the Fund may realize a loss on the futures contract at the same time the Fund is realizing a loss on the portfolio position intended to be hedged. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than

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the hedged investments if the volatility of the price of the hedged investments is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged investments is historically less than that of the futures contract. The successful use of transactions in futures and related options for hedging also depends on the direction and extent of exchange rate, interest rate and asset price movements within a given time frame. For example, to the extent equity prices remain stable during the period in which a futures contract or option is held by a Fund investing in equity securities (or such prices move in a direction opposite to that anticipated), the Fund may realize a loss on the futures transaction, which is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund’s total return for such period may be less than if it had not engaged in the hedging transaction.

All participants in the futures market are subject to margin deposit and maintenance requirements. Instead of meeting margin calls, investors may close futures contracts through offsetting transactions, which could distort normal correlations. The margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, allowing for more speculators who may cause temporary price distortions. Furthermore, the low margin deposits normally required in futures trading permit a high degree of leverage. Accordingly, a relatively small price movement in a futures contract can result in immediate and substantial losses. Trading hours for non-U.S. stock Index Futures may not correspond perfectly to the trading hours of the non-U.S. exchange to which a particular non-U.S. stock Index Future relates. As a result, the lack of continuous arbitrage may cause a disparity between the price of non-U.S. stock Index Futures and the value of the relevant index.

A Fund may purchase futures contracts (or options on them) as an anticipatory hedge against a possible increase in the price of a currency in which securities the Fund anticipates purchasing is denominated. In such instances, the currency may instead decline. If the Fund does not then invest in those securities, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

The Funds’ ability to engage in the futures and options on futures strategies described above depends on the liquidity of those instruments. Trading interest in various types of futures and options on futures cannot be predicted. Therefore, no assurance can be given that a Fund will be able to utilize these instruments at all or that their use will be effective. In addition, a liquid market may not exist at a time when a Fund seeks to close out a futures or option on a futures contract position, and that Fund would remain obligated to meet margin requirements until the position is closed. The liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges to limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached, no trades of the contract may be entered at a price beyond the limit, thus preventing the liquidation of open futures positions. In the past, prices have exceeded the daily limit on several consecutive trading days. Short (and long) positions in Index Futures or futures on commodities indices may be closed only by purchasing (or selling) a futures contract on the exchange on which the Index Futures or commodity futures, as applicable, are traded.

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As discussed above, if a Fund purchases or sells a futures contract, it is only required to deposit initial and variation margin as required by relevant CFTC regulations and the rules of the contract market. The Fund’s net asset value will generally fluctuate with the value of the security or other instrument underlying a futures contract as if it were already in the Fund’s portfolio. Futures transactions can have the effect of investment leverage. Furthermore, if a Fund combines short and long positions, in addition to possible declines in the values of its investment securities, the Fund will incur losses if the index underlying the long futures position underperforms the index underlying the short futures position.

In addition, if a futures broker of a Fund becomes bankrupt or insolvent, or otherwise defaults on its obligations to the Fund, the Fund may not receive all amounts owing to it in respect of its trading, despite the futures clearing house fully discharging all of its obligations. In the event of the bankruptcy of a futures broker, a Fund could be limited to recovering only a pro rata share of all available funds segregated on behalf of the futures broker’s combined customer accounts. Also, in contrast to the treatment of margin provided for cleared derivatives, the futures broker does not typically notify the futures clearing house of the amount of margin provided by the futures broker to the futures clearing house that is attributable to each customer. Therefore, a Fund is subject to the risk that its margin will be used by the futures clearing house to satisfy the obligations of another customer of its futures broker. In addition, in the event of the bankruptcy or insolvency of a clearing house, a Fund might experience a loss of funds deposited through its futures broker as margin with the clearing house, a loss of unrealized profits on its open positions, and the loss of funds owed to it as realized profits on closed positions. Such a bankruptcy or insolvency might also cause a substantial delay before a Fund could obtain the return of funds owed to it by a futures broker who was a member of such clearing house. Furthermore, if a futures broker does not comply with the applicable regulations or its agreement with a Fund, or in the event of fraud or misappropriation of customer assets by a futures broker, a Fund could have only an unsecured creditor claim in an insolvency of the futures broker with respect to the margin held by the futures broker.

Additional Risk Associated with Commodity Futures Transactions. Several additional risks are associated with transactions in commodity futures contracts.

Physical Delivery Risk. A Fund may trade in physical commodities and/or invest in certain futures contracts on commodities that are not required to be cash settled. In such cases, a Fund may take physical delivery of commodities. Such commodities may be subject to the risk of theft, spoilage, destruction and similar risks. In addition, storage, insurance, and other costs associated with holding commodities will affect the value of such contracts. In the event that a Fund holds physical commodities and one or more of the foregoing risks materialize, and in light of the costs associated with holding commodities, the Funds may suffer losses.

Reinvestment Risk. In the commodity futures markets, producers of an underlying commodity may sell futures contracts to lock in the price of the commodity at delivery. To induce speculators to purchase the other side (the long side) of the contract, the commodity producer generally must sell the contract at a lower price than the expected futures spot price. Conversely, if most purchasers of the underlying commodity purchase futures contracts to hedge against a rise in commodity prices, then speculators will only sell the contract at a higher price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators

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in the commodity markets will influence whether futures prices are above or below the expected futures spot price. As a result, when GMO reinvests the proceeds from a maturing contract, it may purchase a new futures contract at a higher or lower price than the expected futures spot prices of the maturing contract or choose to pursue other investments.

Additional Economic Factors. The value of the commodities underlying commodity futures contracts may be subject to additional economic and non-economic factors, such as drought, floods or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international economic, political, and regulatory developments.

See also “Commodity-Related Investments” below for more discussion of the special risks of investing in commodity futures, options on commodity futures, and related types of derivatives, including certain tax-related risks.

Additional Risks of Options on Securities, Futures Contracts, and Options on Futures Contracts Traded on Non-U.S. Exchanges. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on non-U.S. exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States (which are regulated by the CFTC) and may be subject to greater risks than trading on U.S. exchanges. For example, some non-U.S. exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The lack of a common clearing facility creates counterparty risk. If a counterparty defaults, a Fund will have contractual remedies against that counterparty, but may be unsuccessful in enforcing those remedies. When seeking to enforce a contractual remedy, a Fund also is subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently. Counterparty risk is greater for derivatives with longer maturities where events may intervene to prevent settlement. Counterparty risk is also greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. If a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. A Fund thus assumes the risk that it may be unable to obtain payments owed under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. To the extent that GMO’s view with respect to a particular counterparty changes adversely (whether due to external events or otherwise), a Fund’s existing transactions with that counterparty will not necessarily be required to be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty if the transaction is primarily designed to reduce the Fund’s overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lower notional amount). In addition, unless a Fund hedges against fluctuations in the exchange rate between the currencies in which trading is done on non-U.S. exchanges and other currencies, any profits that a Fund might realize in trading could be offset (or worse) by adverse changes in the exchange rate. The value of non-U.S. options and futures also may be adversely affected by other factors unique to non-U.S. investing. See “Risks of Non-U.S. Investments” above.

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Swap Contracts and Other Two-Party Contracts

Many of the Funds use swap contracts (or “swaps”) and other two-party contracts for the same or similar purposes as options, futures, and forward contracts. See “Uses of Derivatives” below for more information regarding the various derivatives strategies those Funds may employ using swap contracts and other two-party contracts.

Swap Contracts. The Funds may directly or indirectly use various different swaps, such as swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps, and other types of available swap agreements, depending on a Fund’s investment objective and policies. Swap contracts are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to a number of years. Under a typical swap, one party may agree to pay a fixed rate or a floating rate determined by reference to a specified instrument, rate, or index, multiplied in each case by a specified amount (“notional amount”), while the other party agrees to pay an amount equal to a different floating rate multiplied by the same notional amount. On each payment date, the parties’ obligations are netted, with only the net amount paid by one party to the other.

Swap contracts are typically individually negotiated and structured to provide exposure to a variety of different types of investments or market factors. Swap contracts may be entered into for hedging or non-hedging purposes and therefore may increase or decrease a Fund’s exposure to the underlying instrument, rate, asset or index. Swaps can take many different forms and are known by a variety of names. A Fund is not limited to any particular form or variety of swap agreement if GMO determines it is consistent with the Fund’s investment objective and policies.

A Fund may enter into swaps on securities, baskets of securities or securities indices. For example, the parties to a swap contract may agree to exchange returns calculated on a notional amount of a security, basket of securities, or securities index (e.g., S&P 500 Index). Additionally, a Fund may use total return swaps, which typically involve commitments to pay amounts computed in the same manner as interest in exchange for a market-linked return, both based on notional amounts. A Fund may use such swaps to gain investment exposure to the underlying security or securities where direct ownership is either not legally possible or is economically unattractive. To the extent the total return of the security, basket of securities, or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty, respectively.

In addition, a Fund may enter into interest rate swaps (including municipal swaps) in order to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value. A Fund also may enter into swaps to modify its exposure to particular currencies using currency swaps. For instance, a Fund may enter into a currency swap between the U.S. dollar and the Japanese yen in order to increase or decrease its exposure to each such currency. A Fund may

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also enter into basis swaps in order to limit interest-rate risk as a result of the difference between borrowing and lending rates. Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

A Fund may use inflation swaps (including inflation swaps tied to the CPI), which involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on a notional amount. The nominal interest payments may be based on either a fixed interest rate or variable interest rate, such as LIBOR. Inflation swaps may be used to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds), thereby creating synthetic inflation-indexed bonds, or combined with U.S. Treasury futures contracts to create synthetic inflation-indexed bonds issued by the U.S. Treasury. See “Indexed Investments – Inflation-Indexed Bonds” below.

In addition, a Fund may directly or indirectly use credit default swaps to take an active long or short position with respect to the likelihood of default by a corporate or sovereign issuer of fixed income securities (including asset-backed securities). In a credit default swap, one party pays, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return in the event of default (or similar events) by one or more third parties on their obligations. For example, in purchasing a credit default swap, a Fund may pay a premium in return for the right to put specified bonds or loans to the counterparty, such as a U.S. or non-U.S. issuer or basket of such issuers, upon issuer default (or similar events) at their par (or other agreed-upon) value. A Fund, as the purchaser in a credit default swap, bears the risk that the investment might expire worthless. It also would be subject to counterparty risk – the risk that the counterparty may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event) (see “Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts” below). In addition, as a purchaser in a credit default swap, the Fund’s investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying obligation. A Fund also may invest in credit default indices, which are indices that reflect the performance of a basket of credit default swaps.

A Fund also may use credit default swaps for investment purposes by selling a credit default swap, in which case the Fund will receive a premium from its counterparty in return for the Fund’s taking on the obligation to pay the par (or other agreed-upon) value to the counterparty upon issuer default (or similar events). As the seller in a credit default swap, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. If no event of default (or similar event) occurs, the Fund would keep the premium received from the counterparty and generally would have no payment obligations, with the exception of an initial payment made on the credit default swap or any margin requirements with the credit default swap counterparty. For credit default swap agreements, trigger events for payment under the agreement vary by the type of underlying investment (e.g., corporate and sovereign debt, asset-backed securities, and credit default swap indices) and by jurisdiction (e.g., United States, Europe and Asia).

A Fund may use dividend swaps. Under a dividend swap, one party pays to the other party the dividends paid with respect to a notional amount of a security (or a basket or index of securities)

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during the term of the swap, in exchange for interest rate or other payments. To the extent the dividends paid on the security, basket of securities, or index underlying the transaction exceeds or falls short of the offsetting obligation, a Fund will receive a payment from or make a payment to the counterparty, respectively.

In addition, a Fund may use volatility swaps. Volatility swaps involve the exchange of forward contracts on the future realized volatility of a given underlying asset, and allow the Fund to take positions on the volatility of that underlying asset. A Fund also may use a particular type of volatility swap, known as a variance swap agreement, which involves an agreement by two parties to exchange cash flows based on the measured variance (volatility squared) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount paid by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would receive a payment when the realized price variance of the underlying asset is greater than the strike price and would make a payment when that variance is less than the strike price. A payer of the realized price variance would make a payment when the realized price variance of the underlying asset is greater than the strike price and would receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

A Fund may use correlation swaps, which provide exposure to increases or decreases in the correlation between the prices of different assets or market rates. Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Some Funds may have direct or indirect exposure to commodity swaps on one or more broad-based commodities indices (e.g., the Dow Jones-UBS Commodity Index) or to commodity swaps on individual commodities or baskets of commodities, including through their investments in Implementation Fund, Special Opportunities Fund, GMO Systematic Global Macro Opportunity Fund, or, solely in the case of Benchmark-Free Fund, GMO GAAR Implementation Fund. See “Commodity-Related Investments” below for more discussion of the Funds’ use of commodity swap contracts and other related types of derivatives.

Contracts for Differences. Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or baskets of securities. Often, one or both baskets will be an established securities index. The Fund’s return will be based on changes in value of theoretical long futures positions in the securities comprising one basket (with an aggregate face value equal to the notional amount of the contract for differences) and theoretical short futures positions in the securities comprising

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the other basket. A Fund also may use actual long and short futures positions and achieve similar market exposure by netting the payment obligations of the two contracts. A Fund will only enter into contracts for differences (and analogous futures positions) when GMO believes that the basket of securities constituting the long position will outperform the basket constituting the short position. If the short basket outperforms the long basket, the Fund will realize a loss – even in circumstances when the securities in both the long and short baskets appreciate in value. In addition, Implementation Fund and GMO Systematic Global Macro Opportunity Fund may use contracts for differences that are based on the relative performance of two different groups or baskets of commodities. Often, one or both baskets is a commodities index. Contracts for differences on commodities operate in a similar manner to contracts for differences on securities described above.

Interest Rate Caps, Floors, and Collars. The Funds may use interest rate caps, floors, and collars for the same or similar purposes as they use interest rate futures contracts and related options and, as a result, will be subject to similar risks. See “Options, Futures, and Forward Contracts – Risk Factors in Options Transactions” and “ – Risk Factors in Futures and Futures Options Transactions” above. Like interest rate swap contracts, interest rate caps, floors, and collars are two-party agreements in which the parties agree to pay or receive interest on a notional principal amount and are generally individually negotiated with a specific counterparty. The purchaser of an interest rate cap receives interest payments from the seller to the extent that the return on a specified index exceeds a specified interest rate. The purchaser of an interest rate floor receives interest payments from the seller to the extent that the return on a specified index falls below a specified interest rate. The purchaser of an interest rate collar receives interest payments from the seller to the extent that the return on a specified index falls outside the range of two specified interest rates.

Swaptions. An option on a swap agreement, also called a “swaption,” is an OTC option that gives the buyer the right, but not the obligation, to enter into a swap on a specified future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index (such as a call option on a bond). A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index (such as a put option on a bond). Swaptions also include options that allow one of the counterparties to terminate or extend an existing swap.

Risk Factors in Swap Contracts, OTC Options, and Other Two-Party Contracts. A Fund may only close out a swap, contract for differences, cap, floor, collar, or OTC option (including swaption) with its particular counterparty, and may only transfer a position with the consent of that counterparty. If a counterparty fails to meet or disputes its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. If the counterparty defaults, a Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will be able to enforce its rights. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund. The cost and unpredictability of the legal proceedings required for the Fund to

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enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. Counterparty risk is greater for derivatives with longer maturities where events may intervene to prevent settlement. Counterparty risk is also greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. To the extent a Fund has significant exposure to a single counterparty, this risk will be particularly pronounced for the Fund. The Fund, therefore, assumes the risk that it may be unable to obtain payments GMO believes are owed under an OTC derivatives contract or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

The credit rating of a counterparty may be adversely affected by greater-than-average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital.

Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. Some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and regulation to segregate all funds received from customers with respect to cleared derivatives positions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing member from its customers with respect to cleared derivatives are generally held by the clearing member on a commingled basis in an omnibus account (which can be invested in instruments permitted under the regulations). Therefore, a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member because the Fund would be limited to recovering only a pro rata share of the funds held by the clearing member on behalf of customers, with a claim against the clearing member for any deficiency. Also, the clearing member is required to transfer to the clearing house the amount of margin required by the clearing house for cleared derivatives, which amount is generally held in an omnibus account at the clearing house for all customers of the clearing member. Regulations promulgated by the CFTC require that the clearing member notify the clearing house of the initial margin provided by the clearing member to the clearing house that is attributable to each customer. However, if the clearing member does not accurately report a Fund’s initial margin, the Fund is subject to the risk that a clearing house will use the assets attributable to it in the clearing house’s omnibus account to satisfy payment obligations a defaulting customer of the clearing member has to the clearing house. In addition, clearing members generally provide the clearing house the net amount of variation margin required for cleared swaps for all of its customers, rather than individually for each customer. The Funds are therefore subject to the risk that a clearing house will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that a Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives positions to

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another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.

Additional Risk Factors in OTC Derivatives Transactions. OTC derivatives are also subject to documentation risk, which is the risk that ambiguities, inconsistencies, or errors in the documentation relating to a derivative transaction lead to a dispute with the counterparty or unintended investment results.

Additionally, participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives.

Among other trading agreements, certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Agreements”) or other similar types of agreements with select counterparties that generally govern OTC derivative transactions entered into by such Funds. The ISDA Agreements typically include representations and warranties as well as contractual terms related to collateral, events of default, termination events, and other provisions. Termination events may include the decline in the net assets of a Fund below a certain level over a specified period of time and entitle a counterparty to elect to terminate early with respect to some or all the transactions under the ISDA Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations.

Additional Risk Factors in Cleared Derivatives Transactions. Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivatives positions. Also, as a general matter, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivatives position or an increase in margin requirements above those required at the outset of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a

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Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and/or loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared swaps due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility. If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity. The implementation of the clearing requirement has increased the costs of derivatives transactions for the Funds since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives

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than they have historically posted for bilateral derivatives. The costs of derivatives transactions are expected to increase further as clearing members raise their fees to cover the costs of additional capital requirements and other regulatory changes applicable to the clearing members, and when rules imposing mandatory minimum margin requirements on bilateral swaps become effective. These rules and regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Use of Futures and Related Options, Interest Rate Floors, Caps and Collars, Certain Types of Swap Contracts and Related Instruments – Commodity Pool Operator Status. Each of Alpha Only Fund, Asset Allocation Bond Fund, Benchmark-Free Allocation Fund, Benchmark-Free Bond Fund, Benchmark-Free Fund, Core Plus Bond Fund, Currency Hedged International Bond Fund, Emerging Country Debt Fund, Global Asset Allocation Fund, Global Bond Fund, Implementation Fund, International Bond Fund, Special Opportunities Fund, and Strategic Opportunities Allocation Fund, together with GMO GAAR Implementation Fund, GMO Systematic Global Macro Opportunity Fund, and GMO World Opportunity Overlay Fund (each a series of the Trust offered through a separate private placement memorandum), is a commodity pool under the Commodity Exchange Act (the “CEA”) and GMO is registered as a “commodity pool operator” under the CEA with respect to these Funds. As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply to these Funds and compliance with the CFTC’s regulatory requirements could increase Fund expenses, adversely affecting a Fund’s total return.

The Trust, with respect to each GMO Fund not listed in the previous paragraph (the “Excluded Funds”), has claimed an exclusion from the definition of “commodity pool operator” under the CEA pursuant to CFTC Rule 4.5 (the “exclusion”). Accordingly, neither the Excluded Funds nor the Trust (with respect to the Excluded Funds) are subject to registration or regulation as a “commodity pool operator” under the CEA. To remain eligible for the exclusion, each Excluded Fund will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions. In the event that an Excluded Fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, GMO may be required to register as a “commodity pool operator” with the CFTC with respect to that Excluded Fund. The eligibility of the Trust to claim the exclusion with respect to an Excluded Fund will be based upon, among other things, the level and scope of the fund’s investment in commodity interests, the purposes of such investments, and the manner in which the Excluded Fund holds out its use of commodity interests. An Excluded Fund’s ability to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) is limited by the requirements of Rule 4.5, which may adversely affect the Excluded Fund’s total return. In the event the Trust becomes unable to rely on the exclusion in Rule 4.5 with respect to an Excluded Fund and GMO is required to register with the CFTC as a commodity pool operator with respect to an Excluded Fund, the Excluded Fund’s expenses may increase, adversely affecting that Fund’s total return.

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Foreign Currency Transactions

Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the currency exchange markets, trade balances, the relative merits of investments in different countries, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, and other complex factors. Currency exchange rates also can be affected unpredictably as a result of intervention (or the failure to intervene) by the U.S. or foreign governments, central banks, or supranational agencies such as the International Monetary Fund, or by currency or exchange controls or political and economic developments in the United States or abroad. Currencies in which a Fund’s assets are denominated, or in which a Fund has taken a long position, may be devalued against other currencies, resulting in a loss to the Fund. Similarly, currencies in which a Fund has taken a short position may increase in value relative to other currencies, resulting in a loss to the Fund.

In addition, some currencies are illiquid (e.g., emerging country currencies), and a Fund may not be able to convert these currencies into U.S. dollars, in which case GMO may decide to purchase U.S. dollars in a parallel market with an unfavorable exchange rate. Exchange rates for many currencies (e.g., emerging country currencies) are particularly affected by exchange control regulations.

Funds that are permitted to invest in securities denominated in foreign currencies may buy or sell foreign currencies or deal in forward foreign currency contracts, currency futures contracts and related options, and options on currencies. Those Funds may use such currency instruments for hedging, investment, and/or currency risk management. Currency risk management may include taking overweighted or underweighted currency positions relative to both the securities portfolio of a Fund and the Fund’s performance benchmark or index. Those Funds also may purchase forward foreign currency contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency-denominated security that approximates desired risk and return characteristics when the non-synthetic securities either are not available in non-U.S. markets or possess undesirable characteristics.

Forward foreign currency contracts are contracts between two parties to purchase and sell a specified quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. A forward foreign currency contract can reduce a Fund’s exposure to changes in the value of the currency it will deliver and can increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to the effect of selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell a particular foreign currency would limit any potential gain that might be realized by a Fund if the value of the hedged currency increases. In addition, it is not always possible to hedge fully or perfectly against currency fluctuations affecting the value of the securities denominated in foreign currencies because the value of such securities also is likely to fluctuate because of independent factors not related to currency fluctuations. If a forward foreign currency contract is used for hedging, an imperfect correlation between movements in the price of the forward foreign currency contract and the price of the currency or other investment being hedged creates risk.

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Forward foreign currency contracts involve a number of the same characteristics and risks as currency futures contracts (discussed below) but there also are several differences. Forward foreign currency contracts settle only at the pre-determined settlement date. This can result in deviations between forward foreign currency prices and currency futures prices, especially in circumstances where interest rates and currency futures prices are positively correlated. Second, in the absence of exchange trading and involvement of clearing houses, there are no standardized terms for forward currency contracts. Accordingly, the parties are free to establish such settlement times and underlying amounts of a currency as desirable, which may vary from the standardized provisions available through any currency futures contract.

A Fund also may purchase or sell currency futures contracts and related options. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. However, currency futures can be and often are closed out prior to delivery and settlement. In addition, a Fund may use options on currency futures contracts, which give their holders the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. See “Options, Futures, and Forward Contracts – Futures” above for more information on futures contracts and options on futures contracts.

A Fund also may purchase or sell options on currencies. Options on currencies possess many of the same characteristics as options on securities and generally operate in a similar manner. They may be traded on an exchange or in the OTC markets. Options on currencies traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of a Fund to reduce foreign currency risk using options. See “Options, Futures, and Forward Contracts – Currency Options” above for more information on currency options.

Repurchase Agreements

A Fund may (in the case of U.S. Treasury Fund, as a principal investment strategy) enter into repurchase agreements with banks and brokers. A repurchase agreement is a contract under which the Fund acquires a security (usually an obligation of the government in the jurisdiction where the transaction is initiated or in whose currency the agreement is denominated or, in the case of U.S. Treasury Fund, usually a security backed by the full faith and credit of the U.S. government, such as a U.S. Treasury bill, bond or note) for a relatively short period (usually less than a week) for cash and subject to the commitment of the seller to repurchase the security for an agreed-upon price on a specified date. The repurchase price exceeds the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Repurchase agreements afford a Fund the opportunity to earn a return on temporarily available cash without market risk, although the Fund bears the risk of a seller’s failure to meet its obligation to pay the repurchase price when it is required to do so. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the Fund seeks to enforce its rights thereto; (ii) possible reduced levels of income and lack of access to income during this period; and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement. Entering into repurchase agreements entails certain risks, which include the risk that the counterparty to the repurchase agreement may not be able to fulfill its obligations, as discussed above, that the parties may disagree as to

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the meaning or application of contractual terms, or that the instrument may not perform as expected. See “Description of Principal Risks – Counterparty Risk” in the Prospectus.

Debt and Other Fixed Income Securities Generally

Debt and other fixed income securities include fixed and floating rate securities of any maturity. Fixed rate securities pay a specified rate of interest or dividends. Floating rate securities pay a rate that is adjusted periodically by reference to a specified index or market rate. Fixed and floating rate securities include securities issued by federal, state, local, and foreign governments and related agencies, and by a wide range of private issuers, and generally are referred to in this SAI as “fixed income securities.” Indexed bonds are a type of fixed income security whose principal value and/or interest rate is adjusted periodically according to a specified instrument, index, or other statistic (e.g., another security, inflation index, currency, or commodity). See “Adjustable Rate Securities” and “Indexed Investments” below. In addition, the Funds may create “synthetic” bonds which approximate desired risk and return profiles. This may be done where a “non-synthetic” security having the desired risk/return profile either is unavailable (e.g., short-term securities of certain foreign governments) or possesses undesirable characteristics (e.g., interest payments on the security would be subject to non-U.S. withholding taxes). See, for example, “Options, Futures, and Forward Contracts – Inflation-Linked Futures” above.

Holders of fixed income securities are exposed to both market and credit risk. Market risk (or “interest rate risk”) relates to changes in a security’s value as a result of changes in interest rates. In general, the values of fixed income securities increase when interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of an issuer to make payments of principal and interest. Obligations of issuers are subject to bankruptcy, insolvency and other laws that affect the rights and remedies of creditors. Fixed income securities denominated in foreign currencies also are subject to the risk of a decline in the value of the denominating currency.

Because interest rates vary, the future income of a Fund that invests in floating rate fixed income securities cannot be predicted with certainty. To the extent a Fund invests in indexed securities, the future income of the Fund also will be affected by changes in those securities’ indices over time (e.g., changes in inflation rates, currency rates, or commodity prices).

The Funds may invest in a wide range of debt and fixed income instruments, including, but not limited to, Asset-Backed and Mortgage-Backed Securities, Brady Bonds, Euro Bonds, U.S. Government and Foreign Government Securities and Zero Coupon Securities, each of which is described below.

Cash and Other High Quality Investments

Many of the Funds may temporarily invest a portion of their assets in cash or cash items pending other investments or to maintain liquid assets required in connection with some of the Funds’ investments. These cash items and other high quality debt securities may include money market instruments, such as securities issued by the U.S. government and its agencies, bankers’ acceptances, commercial paper, and bank certificates of deposit. If a custodian holds cash on behalf of a Fund, the Fund may be an unsecured creditor in the event of the insolvency of the

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custodian. In addition, the Fund will be subject to credit risk with respect to such a custodian, which may be heightened to the extent the Fund takes a temporary defensive position.

U.S. Government Securities and Foreign Government Securities

U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies, or instrumentalities. Foreign government securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies. Different kinds of U.S. and foreign government securities have different kinds of government support. For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the United States. Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises but are neither guaranteed nor insured by the U.S. government (e.g., debt securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks (“FHLBs”)). Similarly, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries or the possible inability of a Fund to enforce its rights against the foreign government. As with issuers of other fixed income securities, sovereign issuers may be unable or unwilling to satisfy their obligations to pay principal or interest payments.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies’ activities. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, and the Inter-American Development Bank.

As with other fixed income securities, U.S. and foreign government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of U.S. or foreign government securities may fall during times of rising interest rates. Yields on U.S. and foreign government securities tend to be lower than those of corporate securities of comparable maturities. Generally, when interest rates on short-term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

In addition to investing directly in U.S. and foreign government securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities and foreign government securities. A Fund also may invest in Separately Traded Registered Interest and Principal Securities (“STRIPS”), which are interests in separately traded interest and principal component parts of U.S. Treasury obligations that represent future interest payments, principal payments, or both, are direct obligations of the U.S. government, and are transferable through the federal reserve book-entry system. Certificates of accrual and similar instruments may be more volatile than other government securities.

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Municipal Securities

Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political, and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate. The two principal classifications of municipal obligations are “notes” and “bonds.”

Municipal notes are generally used to provide for short-term capital needs, such as to finance working capital needs of municipalities or to provide various interim or construction financing, and generally have maturities of one year or less. They are generally payable from specific revenues expected to be received at a future date or are issued in anticipation of long-term financing to be obtained in the market to provide for the repayment of the note.

Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: “general obligation” bonds and “revenue” bonds. Issuers of general obligation bonds, the proceeds of which are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes, include states, counties, cities, towns and regional districts. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest.

Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies also may be used to make principal and interest payments on the issuer’s obligations. In addition to a debt service reserve fund, some authorities provide further security in the form of a state’s ability (without obligation) to make up deficiencies in the debt reserve fund.

Securities purchased for a Fund may include variable/floating rate instruments, variable mode instruments, put bonds, and other obligations that have a specified maturity date but also are payable before maturity after notice by the holder. There are, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications (i.e., notes and bonds). A Fund also may invest in credit default swaps on municipal securities. See “Swap Contracts and Other Two-Party Contracts – Swap Contracts” above.

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See the “Taxes” section below for a discussion of the tax treatment of municipal obligations at the Fund and shareholder level.

Auction Rate Securities

Auction rate securities consist of auction rate municipal securities and auction rate preferred securities sold through an auction process issued by closed-end investment companies, municipalities and governmental agencies. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by brokers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

Real Estate Investment Trusts and Other Real Estate-Related Investments

Certain Funds may invest in pooled real estate investment vehicles (so-called “real estate investment trusts” or “REITs”) and other real estate-related investments such as securities of companies principally engaged in the real estate industry. In addition to REITs, companies in the real estate industry and real estate-related investments may include, for example, entities that either own properties or make construction or mortgage loans, real estate developers, and companies with substantial real estate holdings. Each of these types of investments is subject to risks similar to those associated with direct ownership of real estate. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in operations costs and property taxes, levels of occupancy, adequacy of rent to cover operating expenses, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition, and other risks related to local and regional market conditions. The value of real estate-related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market prices of their securities.

REITs are pooled investment vehicles that invest in real estate or real estate-related companies. The Funds may invest in different types of REITs, including equity REITs, mortgage REITs, and hybrid REITs. Equity REITs, which invest in and own real estate directly, generally invest a majority of their assets in income-producing properties to generate cash flow from rental income and gradual asset appreciation. The income-producing properties in which equity REITs invest typically include land, office, retail, industrial, hotel and apartment buildings, self storage, specialty and diversified and healthcare facilities. Equity REITs can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs, which make construction, development, or long-term mortgage loans, generally invest the majority of their assets in real estate mortgages or mortgage-backed securities and derive their

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income primarily from interest payments on the mortgages. Hybrid REITs share characteristics of equity REITs and mortgage REITs.

REITs can be listed and traded on national securities exchanges or can be traded privately between individual owners. An exchange-traded REIT is generally more liquid than a REIT that is not traded on a securities exchange. The Funds may invest in both exchange-traded and privately traded REITs.

In general, the value of a REIT’s shares changes in light of factors affecting the real estate industry. In addition, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. REITs are also subject to the risk of fluctuations in income from underlying real estate assets, poor performance by the REIT’s manager and the manager’s inability to manage cash flows generated by the REIT’s assets, prepayments and defaults by borrowers, self-liquidation, adverse changes in the tax laws, and, with regard to U.S. REITs (as defined in the “Taxes” section below), the risk of failing to qualify for tax-free pass-through of income under the Code and/or to maintain exempt status under the 1940 Act. If a REIT were not to be eligible for the favorable tax treatment afforded to REITs under the Code, it would be subject to federal income tax, thus reducing its value. See the “Taxes” section below for a discussion of special tax considerations relating to a Fund’s investments in U.S. REITs.

By investing in REITs indirectly through a Fund, an investor will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of REITs.

In addition, REITs depend generally on their ability to generate cash flow to make distributions to investors. Investments in REITs are subject to risks associated with the direct ownership of real estate.

Asset-Backed and Related Securities

An asset-backed security is a fixed income security that predominantly derives its creditworthiness from cash flows relating to a pool of assets. There are a number of different types of asset-backed and related securities, including mortgage-backed securities, securities backed by other pools of collateral (such as automobile loans, student loans, sub-prime mortgages, and credit card receivables), collateralized mortgage obligations, and collateralized debt obligations, each of which is described in more detail below. Investments in asset-backed securities are subject to all of the market risks for fixed income securities described in the Prospectus under “Description of Principal Risks – Market Risk – Fixed Income Investments” and elsewhere in this SAI.

Mortgage-Backed Securities. Mortgage-backed securities are asset-backed securities backed by pools of residential and commercial mortgages, which may include sub-prime mortgages. Mortgage-backed securities may be issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government, such as Freddie Mac, Fannie Mae, and FHLBs), foreign governments (or their agencies or instrumentalities), or non-governmental issuers. Interest and principal payments (including prepayments) on the mortgage loans underlying mortgage-backed securities pass

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through to the holders of the mortgage-backed securities. Prepayments occur when the mortgagor on an individual mortgage loan prepays the remaining principal before the loan’s scheduled maturity date. Unscheduled prepayments of the underlying mortgage loans may result in early payment of the applicable mortgage-backed securities held by a Fund. The Fund may be unable to invest prepayments in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than traditional fixed income securities. Many factors affect the rate of mortgage loan prepayments, including changes in interest rates, general economic conditions, further deterioration of worldwide economic and liquidity conditions, the location of the property underlying the mortgage, the age of the mortgage loan, governmental action, including legal impairment of underlying home loans, changes in demand for products financed by those loans, the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages), and social and demographic conditions. During periods of falling interest rates, the rate of mortgage loan prepayments usually increases, which tends to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage loan prepayments usually decreases, which tends to increase the life of mortgage-backed securities.

Mortgage-backed securities are subject to varying degrees of credit risk, depending on whether they are issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government) or by non-governmental issuers. Securities issued by private organizations may not be readily marketable, and since the deterioration of worldwide economic and liquidity conditions that became acute in 2008, mortgage-backed securities have been subject to greater illiquidity risk. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages), have had, and may continue to have, adverse valuation and liquidity effects on mortgage-backed securities. Although liquidity of mortgage-backed securities has improved recently, there can be no assurance that in the future the market for mortgage-backed securities will continue to improve and become more liquid. In addition, mortgage-backed securities are subject to the risk of loss of principal if the obligors of the underlying obligations default in their payment obligations, and to certain other risks described in “Other Asset-Backed Securities” below. The risk of defaults associated with mortgage-backed securities is generally higher in the case of mortgage-backed investments that include sub-prime mortgages. See “Description of Principal Risks – Market Risk – Asset-Backed Securities” and “ – Credit Risk” in the Prospectus for more information regarding credit and other risks associated with investments in asset-backed securities.

Mortgage-backed securities may include Adjustable Rate Securities as such term is defined in “Adjustable Rate Securities” below.

Other Asset-Backed Securities. Similar to mortgage-backed securities, other types of asset-backed securities may be issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor insured by the U.S. government), foreign governments (or their agencies or instrumentalities), or non-governmental issuers. These securities include securities backed by pools of automobile loans, educational loans, home equity

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loans, and credit card receivables. The underlying pools of assets are securitized through the use of trusts and special purpose entities. These securities may be subject to risks associated with changes in interest rates and prepayment of underlying obligations similar to the risks of investment in mortgage-backed securities described immediately above. Similar to mortgage-backed securities, other asset-backed securities face illiquidity risk from worldwide economic and liquidity conditions as described above in “Mortgage-Backed Securities.” The risk of investing in asset-backed securities has increased because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated since the deterioration in worldwide economic and liquidity conditions referred to above.

Payment of interest on asset-backed securities and repayment of principal largely depends on the cash flows generated by the underlying assets backing the securities and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements. The amount of market risk associated with asset-backed securities depends on many factors, including the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit-support provider, if any. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default in payment of the obligations and the defaulted obligations exceed the securities’ credit support. The obligations of issuers (and obligors of underlying assets) may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, the existence of insurance on an asset-backed security does not guarantee that principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

The market value of an asset-backed security may be affected by the factors described above and other factors, such as the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets, or the entities providing the credit enhancement. The market value of asset-backed securities also can depend on the ability of their servicers to service the underlying collateral and is, therefore, subject to risks associated with servicers’ performance. In some circumstances, a servicer’s or originator’s mishandling of documentation for underlying assets (e.g., failure to properly document a security interest in the underlying collateral) may affect the rights of the holders of those underlying assets. In addition, the insolvency of an entity that generated the assets underlying an asset-backed security is likely to result in a decline in the market price of that security as well as costs and delays.

Certain types of asset-backed securities present additional risks that are not presented by mortgage-backed securities. In particular, certain types of asset-backed securities may not have the benefit of a security interest in the related assets. For example, many securities backed by credit card receivables are unsecured. In addition, a Fund may invest in securities backed by pools of corporate or sovereign bonds, bank loans to corporations, or a combination of bonds and loans, many of which may be unsecured (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations” ) (see “Collateralized Debt Obligations” (“CDOs”) below). Even when security interests are present, the ability of an issuer of certain

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types of asset-backed securities to enforce those interests may be more limited than that of an issuer of mortgage-backed securities. For instance, automobile receivables generally are secured by automobiles rather than by real property. Most issuers of automobile receivables permit loan servicers to retain possession of the underlying assets. In addition, because of the large number of underlying vehicles involved in a typical issue of asset-backed securities and technical requirements under state law, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the automobiles. Therefore, recoveries on repossessed automobiles may not be available to support payments on these securities.

In addition, certain types of asset-backed securities may experience losses on the underlying assets as a result of certain rights provided to consumer debtors under federal and state law. In the case of certain consumer debt, such as credit card debt, debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on their credit cards (or other debt), thereby reducing their balances due. For instance, a debtor may be able to offset certain damages for which a court has determined that the creditor is liable to the debtor against amounts owed to the creditor by the debtor on his or her credit card.

Collateralized Mortgage Obligations (“CMOs”); Residuals and Strips. A CMO is a debt obligation backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer of a CMO generally pays interest and prepaid principal on a monthly basis. These payments are secured by the underlying portfolio, which typically includes mortgage pass-through securities guaranteed by Freddie Mac, Fannie Mae, or the Government National Mortgage Association (“Ginnie Mae”) and their income streams, and which also may include whole mortgage loans and private mortgage bonds.

CMOs are issued in multiple classes, often referred to as “tranches.” Each class has a different maturity and is entitled to a different schedule for payments of principal and interest, including pre-payments.

In a typical CMO transaction, the issuer of the CMO bonds uses proceeds from the CMO offering to buy mortgages or mortgage pass-through certificates (the “Collateral”). The issuer then pledges the Collateral to a third party trustee as security for the CMOs. The issuer uses principal and interest payments from the Collateral to pay principal on the CMOs, paying the tranche with the earliest maturity first. Thus, the issuer pays no principal on a tranche until all other tranches with earlier maturities are paid in full. The early retirement of a particular class or series has the same effect as the prepayment of mortgage loans underlying a mortgage-backed pass-through security.

CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage- or other asset-backed securities.

The Funds also may invest in CMO residuals, which are issued by agencies or instrumentalities of the U.S. government or by private lenders of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, and investment banks. A CMO residual represents excess cash flow generated by the Collateral after the issuer of the CMO makes all required principal and interest payments and after the issuer’s

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management fees and administrative expenses have been paid. Thus, CMO residuals have value only to the extent income from the Collateral exceeds the amount necessary to satisfy the issuer’s debt obligations on all other outstanding CMOs. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characterization of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses, and the pre-payment experience on the mortgage assets.

CMOs also include certificates representing undivided interests in payments of interest-only or principal-only (“IO/PO Strips”) on the underlying mortgages.

IO/PO Strips and CMO residuals tend to be more volatile than other types of securities. If the underlying securities are prepaid, holders of IO/PO Strips and CMO residuals may lose a substantial portion or the entire value of their investment. In addition, if a CMO pays interest at an adjustable rate, the cash flows on the related CMO residual will be extremely sensitive to rate adjustments.

Collateralized Debt Obligations (“CDOs”). A Fund may invest in CDOs, which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), and other similarly structured securities. CBOs and CLOs are asset-backed securities. A CBO is an obligation of a trust or other special purpose vehicle backed by a pool of fixed income securities. A CLO is an obligation of a trust or other special purpose vehicle typically collateralized by a pool of loans, which may include U.S. and non-U.S. senior secured and unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade, or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, which vary in risk and yield. The riskier portions are the residual, equity, and subordinate tranches, which bear some or all of the risk of default by the bonds or loans in the trust, and therefore protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the riskier tranches, senior CBO or CLO tranches can experience substantial losses due to actual defaults (including collateral default), the total loss of the riskier tranches due to losses in the collateral, market anticipation of defaults, fraud by the trust, and the illiquidity of CBO or CLO securities.

The risks of an investment in a CDO largely depend on the type of underlying collateral securities and the tranche in which a Fund invests. The Funds may invest in any tranche of a CBO or CLO. Typically, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, a Fund may characterize its investments in CDOs as illiquid, unless an active dealer market for a particular CDO allows the CDO to be purchased and sold in Rule 144A transactions. CDOs are subject to the typical risks associated with debt instruments discussed elsewhere in this SAI and the Prospectus, including interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates),default risk, prepayment risk, credit risk, illiquidity risk, market risk, structural risk, and legal risk.

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Additional risks of CDOs include: (i) the possibility that distributions from collateral securities will be insufficient to make interest or other payments; (ii) the possibility that the quality of the collateral may decline in value or default, due to factors such as the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans, or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral, and the capability of the servicer of the securitized assets; (iii) market and illiquidity risks affecting the price of a structured finance investment, if required to be sold, at the time of sale; and (iv) if the particular structured product is invested in a security in which a Fund is also invested, this would tend to increase the Fund’s overall exposure to the credit of the issuer of such securities, at least on an absolute, if not on a relative basis. In addition, due to the complex nature of a CDO, an investment in a CDO may not perform as expected. An investment in a CDO also is subject to the risk that the issuer and the investors may interpret the terms of the instrument differently, giving rise to disputes.

The Funds may invest in covered bonds, which are debt securities issued by banks or other credit institutions that are backed by both the issuing institution and underlying pool of assets that compose the bond (a “cover pool”). The cover pool for a covered bond is typically composed of residential or commercial mortgage loans or loans to public sector institutions. A covered bond may lose value if the credit rating of the issuing bank or credit institution is downgraded or the quality of the assets in the cover pool deteriorates.

Adjustable Rate Securities

Adjustable rate securities are securities that have interest rates that reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Adjustable rate securities include U.S. government securities and securities of other issuers. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, changes in market interest rates or changes in the issuer’s creditworthiness may still affect their value. Because the interest rate is reset only periodically, changes in the interest rates on adjustable rate securities may lag changes in prevailing market interest rates. Also, some adjustable rate securities (or, in the case of securities backed by mortgage loans, the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the rate adjustments, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

Below Investment Grade Securities

Some Funds may invest some or all of their assets in securities or instruments rated below investment grade (that is, rated below Baa3/P-2 by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB-/A-2 by Standard & Poor’s (“S&P”) for a particular security/commercial paper, or securities unrated by Moody’s or S&P that are determined by GMO to be of comparable quality to securities so rated) at the time of purchase, including securities in the lowest rating categories and comparable unrated securities (“Below Investment Grade Securities”) (commonly referred to as “junk bonds”). In addition, some Funds may hold securities that are downgraded to below

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investment grade status after the time of purchase by the Funds. Many issuers of high yield debt are highly leveraged, and their relatively high debt-to-equity ratios create increased risks that their operations might not generate sufficient cash flow to service their debt obligations. In addition, many issuers of high yield debt may be (i) in poor financial condition; (ii) experiencing poor operating results; (iii) having substantial capital needs or negative net worth; or (iv) facing special competitive or product obsolescence problems, and may include companies involved in bankruptcy or other reorganizations or liquidation proceedings. Compared to higher quality fixed income securities, Below Investment Grade Securities offer the potential for higher investment returns but subject holders to greater credit and market risk. The ability of an issuer of Below Investment Grade Securities to meet principal and interest payments is considered speculative. A Fund’s investments in Below Investment Grade Securities are more dependent on GMO’s own credit analysis than its investments in higher quality bonds. Certain of these securities may not be publicly traded, and therefore it may be difficult to obtain information as to the true condition of the issuers. The market for Below Investment Grade Securities may be more severely affected than other financial markets by economic recession or substantial interest rate increases, changing public perceptions, or legislation that limits the ability of certain categories of financial institutions to invest in Below Investment Grade Securities. In addition, the market may be less liquid for Below Investment Grade Securities than for other types of securities. Reduced liquidity can affect the values of Below Investment Grade Securities, make their valuation and sale more difficult, and result in greater volatility. Because Below Investment Grade Securities are difficult to value and are more likely to be fair valued (see “Determination of Net Asset Value” in the Prospectus and herein), particularly during erratic markets, the values realized on their sale may differ from the values at which they are carried on the books of a Fund. Some Below Investment Grade Securities in which a Fund invests may be in poor standing or in default.

Securities in the lowest investment-grade category (BBB or Baa) also have some speculative characteristics. See “Appendix B – Commercial Paper and Corporate Debt Ratings” for more information concerning commercial paper and corporate debt ratings.

Distressed or Defaulted Debt Securities

Some Funds may invest in securities, claims, and obligations of U.S. and non-U.S. issuers which are experiencing significant financial or business difficulties (including companies involved in bankruptcy or other reorganization and liquidation proceedings). A Fund may purchase distressed securities and instruments of all kinds, including equity and debt instruments and, in particular, loans, loan participations, claims held by trade or other creditors, bonds, notes, non-performing and sub-performing mortgage loans, beneficial interests in liquidating trusts or other similar types of trusts, fee interests and financial interests in real estate, partnership interests and similar financial instruments, executory contracts and participations therein, many of which are not publicly traded and which may involve a substantial degree of risk.

Investments in distressed or defaulted debt securities generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that can lead to payment defaults and insolvency proceedings on the part of their issuers.

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In particular, defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. The amount of any recovery may be adversely affected by the relative priority of the Fund’s investment in the issuer’s capital structure. The ability to enforce obligations may be adversely affected by actions or omissions of predecessors in interest that give rise to counterclaims or defenses, including causes of action for equitable subordination or debt recharacterization. In addition, such investments, collateral securing such investments, and payments made in respect of such investments may be challenged as fraudulent conveyances or to be subject to avoidance as preferences under certain circumstances.

Investments in distressed securities inherently have more credit risk than do investments in similar securities and instruments of non-distressed companies, and the degree of risk associated with any particular distressed securities may be difficult or impossible for GMO to determine within reasonable standards of predictability. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed securities is unusually high.

If GMO’s assessment of the eventual recovery value of a defaulted debt security proves incorrect, a Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment.

Investments in financially distressed companies domiciled outside the United States involve additional risks. Bankruptcy law and creditor reorganization processes may differ substantially from those in the United States, resulting in greater uncertainty as to the rights of creditors, the enforceability of such rights, reorganization timing and the classification, seniority and treatment of claims. In certain developing countries, although bankruptcy laws have been enacted, the process for reorganization remains highly uncertain.

In addition, investments in distressed or defaulted debt securities can present special tax issues for a Fund. See the “Taxes” section below for more information.

Brady Bonds

Brady Bonds are securities created through the restructuring of commercial bank loans to public and private entities under a debt restructuring plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in Mexico, Uruguay, Venezuela, Costa Rica, Argentina, Nigeria, the Philippines, and other emerging countries.

Brady Bonds may be collateralized, are issued in various currencies (but primarily the U.S. dollar), and are traded in OTC secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.

The valuation of a Brady Bond typically depends on an evaluation of: (i) any collateralized repayments of principal at final maturity; (ii) any collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayments of principal at

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maturity (the uncollateralized amounts constitute the “residual risk”). In light of the history of prior defaults by the issuers of Brady Bonds, investments in Brady Bonds may be viewed as speculative regardless of the current credit rating of the issuer. There are very few remaining Brady Bonds in existence today.

Euro Bonds

Euro bonds are securities denominated in U.S. dollars or another currency and sold to investors outside of the country whose currency is used. Euro bonds may be issued by government or corporate issuers, and are typically underwritten by banks and brokerage firms in numerous countries. While Euro bonds often pay principal and interest in U.S. dollars held in banks outside of the United States (“Eurodollars”), some Euro bonds may pay principal and interest in other currencies. Euro bonds are subject to the same risks as other fixed income securities. See “Debt and Other Fixed Income Securities Generally” above.

Zero Coupon Securities

A Fund investing in “zero coupon” fixed income securities accrues interest income at a fixed rate based on initial purchase price and length to maturity, but the securities do not pay interest in cash on a current basis. Each Fund that is a regulated investment company under Subchapter M of the Code is required to distribute the accrued income to its shareholders, even though the Fund is not receiving the income in cash on a current basis. Thus, a Fund may have to sell other investments to obtain cash to make income distributions (including at a time when it may not be advantageous to do so). See the “Taxes” section below. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity. Zero coupon securities include IO/PO Strips and STRIPS.

Indexed Investments

Each Fund may invest in various transactions and instruments that are designed to track the performance of an index (including, but not limited to, securities indices and credit default indices). Indexed securities are securities the redemption values and/or coupons of which are indexed to a specific instrument, group of instruments, index, or other statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities or inflation indices, currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold and, therefore, their price tends to rise and fall with gold prices.

While investments that track the performance of an index may increase the number, and thus the diversity, of the underlying assets to which the Fund is exposed, such investments are subject to many of the same risks of investing in the underlying assets that comprise the index discussed elsewhere in this section, as well as certain additional risks that are not typically associated with investments in such underlying assets. An investment that is designed to track the performance of an index may not replicate and maintain exactly the same composition and relative weightings of the assets in the index. Additionally, the liquidity of the market for such investments may be subject to the same conditions affecting liquidity in the underlying assets and markets and could

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be relatively less liquid in certain circumstances. The performance of indexed securities depends on the performance of the security, security index, inflation index, currency, or other instrument to which they are indexed. Interest rate changes in the United States and abroad also may influence performance. Indexed securities also are subject to the credit risks of the issuer, and their values are adversely affected by declines in the issuer’s creditworthiness.

A Fund’s investments in certain indexed securities, including inflation-indexed bonds, may generate taxable income in excess of the interest they pay to the Fund, which may cause the Fund to sell investments to obtain cash to make income distributions to shareholders (including at a time when it may not be advantageous to do so). See the “Taxes” section below.

Currency-Indexed Securities. Currency-indexed securities have maturity values or interest rates determined by reference to the values of one or more foreign currencies. Currency-indexed securities also may have maturity values or interest rates that depend on the values of a number of different foreign currencies relative to each other.

Inverse Floating Obligations. Indexed securities in which a Fund may invest include so-called “inverse floating obligations” or “residual interest bonds” on which the interest rates typically decline as the index or reference rates, typically short-term interest rates, increase and increase as index or reference rates decline. An inverse floating obligation may have the effect of investment leverage to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index or reference rate of interest. Generally, leverage will result in greater price volatility.

Inflation-Indexed Bonds. Some Funds may invest in inflation-indexed bonds and in futures contracts on inflation-indexed bonds. See “Options, Futures, and Forward Contracts – Inflation-Linked Futures” above for a discussion of inflation-linked futures. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.

Inflation-indexed securities issued by the U.S. Treasury (or TIPS) have maturities of approximately three, five, ten, or thirty years, although it is possible that securities that have other maturities will be issued in the future. U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. The U.S. government guarantees the

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repayment of the original bond principal upon maturity (as adjusted for inflation) in the case of a TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. A Fund also may invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The market price of inflation-indexed bonds (including TIPS) normally changes when real interest rates change. Their value typically declines during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increases during periods of declining real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities. Moreover, if the index measuring inflation falls, the principal value of inflation-indexed bond investments will be adjusted downward, and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced.

Although inflation-indexed bonds protect their holders from long-term inflationary trends, short-term increases in inflation may result in a decline in value. In addition, inflation-indexed bonds do not protect holders from increases in interest rates due to reasons other than inflation (such as changes in currency exchange rates).

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect changes in a comparable inflation index calculated by the foreign government. No assurance can be given that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. In addition, no assurance can be given that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States.

Coupon payments received by a Fund from inflation-indexed bonds generally are included in the Fund’s gross income for the period in which they accrue. In addition, any increase in the principal amount of an inflation-indexed bond constitutes taxable ordinary income to investors in the Fund, even though principal is not paid until maturity.

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Structured Notes

Similar to indexed securities, structured notes are derivative debt securities, the interest rate or principal of which is determined by reference to changes in the value of a specific asset, reference rate, or index (the “reference”) or the relative change in two or more references. The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the reference. The terms of a structured note may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital. Structured notes may be indexed positively or negatively, so that appreciation of the reference may produce an increase or decrease in the interest rate or value of the principal at maturity. In addition, changes in the interest rate or the value of the principal at maturity may be fixed at a specified multiple of the change in the value of the reference, making the value of the note particularly volatile.

Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes also may be more volatile, less liquid, and more difficult to price accurately than less complex securities or more traditional debt securities.

Firm Commitments, When-Issued Securities, and TBAs

Some Funds may enter into firm commitments and similar agreements with banks or brokers for the purchase or sale of securities at an agreed-upon price on a specified future date. For example, a Fund that invests in fixed income securities may enter into a firm commitment agreement if GMO anticipates a decline in interest rates and believes it is able to obtain a more advantageous future yield by committing currently to purchase securities to be issued later. A Fund generally does not earn income on the securities it has committed to purchase until after delivery. A Fund may take delivery of the securities or, if deemed advisable as a matter of investment strategy, may sell the securities before the settlement date. When payment is due on when-issued or delayed-delivery securities, the Fund makes payment from then-available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than what the Fund paid for them).

Certain Funds may purchase or sell securities, including mortgage-backed securities, in the to-be-announced (“TBA”) market. A TBA purchase commitment is a security that is purchased or sold for a fixed price and the underlying securities are announced at a future date. The seller does not specify the particular securities to be delivered. Instead, a Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed security transaction, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. The purchaser of TBA securities generally is subject to increased market risk and interest rate risk because the delivered securities may be less favorable than anticipated by the purchaser.

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Loans (Including Bank Loans), Loan Participations, and Assignments

Some Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by a corporate, governmental, or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. Investments in direct debt instruments are subject to a Fund’s policies regarding the quality of debt investments generally. Such instruments may include term loans and revolving loans, may pay interest at a fixed or floating rate, and may be senior or subordinated. The Funds may acquire interests in loans either directly (by way of sale or assignment) or indirectly (by way of participation).

Purchases of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest, and adverse changes in the creditworthiness of the borrower may affect its ability to pay principal and interest. Direct debt instruments may not be rated by any rating agency. In the event of non-payment of interest or principal, loans that are secured offer a Fund more protection than comparable unsecured loans. However, no assurance can be given that the collateral for a secured loan can be liquidated or that the proceeds will satisfy the borrower’s obligation. Investment in the indebtedness of borrowers with low creditworthiness involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Investments in sovereign debt similarly involve the risk that the governmental entities responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due. The bank loans acquired by a Fund may be below investment grade or unrated.

When investing in a loan participation, a Fund typically purchases participation interests in a portion of a lender’s or participant’s interest in a loan but has no direct contractual relationship with the borrower. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. The Fund must rely on the seller of the participation interest not only for the enforcement of the Fund’s rights against the borrower but also for the receipt and processing of principal, interest, or other payments due under the loan. This may subject the Fund to greater delays, expenses, and risks than if the Fund could enforce its rights directly against the borrower. In addition, the Fund generally will have no rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. A participation agreement also may limit the rights of the Fund to vote on changes that may be made to the underlying loan agreement, such as waiving a breach of a covenant. In addition, under the terms of a participation agreement, the Fund may be treated as a creditor of the seller of the participation interest (rather than of the borrower), thus exposing the Fund to the credit risk of the seller in addition to the credit risk of the borrower. Additional risks include inadequate perfection of a loan’s security interest, the possible invalidation or compromise of an investment transaction as a fraudulent conveyance or preference under relevant creditors’ rights laws, the validity and seniority of bank claims and guarantees, environmental liabilities that may arise with respect to collateral securing the obligations, and adverse consequences resulting from participating in such instruments through other institutions with lower credit quality.

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Bank loans and participation interests may not be readily marketable and may be subject to restrictions on resale. There can be no assurance that future levels of supply and demand in loan or loan participation trading will provide an adequate degree of liquidity and no assurance that the market will not experience periods of significant illiquidity in the future.

Investments in loans through direct assignment of a lender’s interests may involve additional risks to a Fund. For example, if a secured loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, under legal theories of lender liability, the Fund potentially might be held liable as a co-lender.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower.

GMO may, with respect to its management of investments in certain loans for a Fund, seek to remain flexible to purchase and sell other securities in the borrower’s capital structure, by remaining “public.” In such cases, GMO will seek to avoid receiving material, non-public information about the borrowers to which the Fund may lend (through assignments, participations or otherwise). GMO’s decision not to use material, non-public information about borrowers may place GMO at an information disadvantage relative to other lenders. Also, in instances where lenders are asked to grant amendments, waivers or consents in favor of the borrower, GMO’s ability to assess the significance of the amendment, waiver or consent or its desirability from a Fund’s point of view may be materially and adversely affected.

When GMO’s employees, on-site consultants, partners, members, directors, or officers come into possession of material, non-public information about the issuers of loans that may be held by a Fund or other accounts managed by GMO (either intentionally or inadvertently), or material, non-public information is otherwise attributed to GMO, GMO’s ability to trade in other securities of the issuers of these loans for the account of GMO may be limited pursuant to applicable securities laws. Such limitations on GMO’s ability to trade could have an adverse effect on a Fund. In many instances, these trading restrictions could continue in effect for a substantial period of time.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so. A Fund is required to maintain liquid assets to cover the Fund’s potential obligations under standby financing commitments.

Trade Claims. The Funds may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. An investment in trade claims is very speculative and carries a high degree of risk. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on

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the trade claim. Additionally, there can be restrictions on the purchase, sale, and/or transferability of trade claims during all or part of a bankruptcy proceeding. The markets in trade claims generally are not regulated by U.S. federal securities laws or the Securities and Exchange Commission (“SEC”).

Trade claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Although GMO endeavors to protect against such risks in connection with the evaluation and purchase of claims, trade claims are subject to risks not generally associated with standardized securities and instruments due to the idiosyncratic nature of the claims purchased. These risks include the risk that the debtor may contest the allowance of the claim due to disputes the debtor has with the original claimant or the inequitable conduct of the original claimant, or due to administrative errors in connection with the transfer of the claim. Recovery on allowed trade claims also may be impaired if the anticipated dividend payable on unsecured claims in the bankruptcy is not realized or if the timing of the bankruptcy distribution is delayed. As a result of the foregoing factors, trade claims are also subject to the risk that if a Fund does receive payment, it may be in an amount less than what the Fund paid for or otherwise expects to receive in respect of the claim.

In addition, because they are not negotiable instruments, trade claims are typically less liquid than negotiable instruments. Given these factors, trade claims often trade at a discount to other pari passu instruments.

Reverse Repurchase Agreements and Dollar Roll Agreements

The Funds may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.

Dollar rolls are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale.

If the buyer in a reverse repurchase agreement or dollar roll agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. Furthermore, in that situation a Fund may be unable to recover the securities it sold in connection with a reverse repurchase agreement and as a result would realize a loss equal to the difference between the value of the securities and the payment it received for them. This loss would be greater to the extent the buyer paid less than the value of the securities

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the Fund sold to it (e.g., a buyer may only be willing to pay $95 for a bond with a market value of $100). A Fund’s use of reverse repurchase agreements also subjects the Fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, reverse repurchase agreements entail the same risks as OTC derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, as discussed above, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected. See “Description of Principal Risks – Derivatives and Short Sales Risk” and “ – Counterparty Risk” in the Prospectus and “Uses of Derivatives” below. Reverse repurchase agreements and dollar rolls are not considered borrowings by a Fund for purposes of a Fund’s fundamental investment restriction on borrowings.

Commodity-Related Investments

Some Funds may gain exposure to commodity markets by investing in commodities or commodity-related instruments directly or indirectly, including through investments in Implementation Fund, Special Opportunities Fund, GMO Systematic Global Macro Opportunity Fund, or, solely in the case of Benchmark-Free Fund, GMO GAAR Implementation Fund. Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels). In addition, some commodities are subject to limited pricing flexibility because of supply and demand factors, and others are subject to broad price fluctuations as a result of the volatility of prices for certain raw materials and the instability of supplies of other materials.

Actions of and changes in governments, and political and economic instability, in commodity-producing and - exporting countries may affect the production and marketing of commodities. In addition, commodity-related industries throughout the world are subject to greater political, environmental, and other governmental regulation than many other industries. Changes in government policies and the need for regulatory approvals may adversely affect the products and services of companies in the commodities industries. For example, the exploration, development, and distribution of coal, oil, and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on coal, oil, and gas and the kinds of services that the federal and state governments may offer to companies in those industries. In addition, compliance with environmental and other safety regulations has caused many companies in commodity-related industries to incur production delays and significant costs. Government regulation also may impede the development of new technologies. The effect of future regulations affecting commodity-related industries cannot be predicted.

The value of commodity-related derivatives fluctuates based on changes in the values of the underlying commodity, commodity index, futures contract, or other economic variable to which they are related. Additionally, economic leverage will increase the volatility of these instruments

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as they may increase or decrease in value more quickly than the underlying commodity or other relevant economic variable. See “Options, Futures, and Forward Contracts,” “Structured Notes,” “Swap Contracts and Other Two-Party Contracts,” and “Uses of Derivatives” herein for more information on the Fund’s investments in derivatives, including commodity-related derivatives such as swap agreements, commodity futures contracts, and options on commodity futures contracts.

Each of Benchmark-Free Fund, Implementation Fund, Special Opportunities Fund and Funds that invest in GMO Systematic Global Macro Opportunity Fund should generally be entitled to treat the income that it recognizes from its respective direct or indirect investments in wholly-owned foreign subsidiaries, as applicable, as qualifying income for purposes of qualifying as a regulated investment company under the Code. There is a risk, however, that the Internal Revenue Service (“IRS”) could determine that some or all of the income derived from investments in such subsidiaries is not qualifying income, which might adversely affect the ability of Benchmark-Free Fund, Implementation Fund, Special Opportunities Fund or a Fund that invests in GMO Systematic Global Macro Opportunity Fund, as the case may be, to qualify as a regulated investment company. Each such foreign subsidiary is a “controlled foreign corporation” for U.S. federal tax purposes. See the “Taxes” section below.

A Fund’s ability to pursue an investment strategy that involves investments in certain commodity-related instruments may be limited by that Fund’s intention to qualify as a regulated investment company under the Code, and its strategy may bear adversely on that Fund’s ability to so qualify. See the “Taxes” section below for more information.

Illiquid Securities, Private Placements, Restricted Securities, and IPOs and Other Limited Opportunities

At the time of purchase, each Fund may invest up to 15% of its net assets in illiquid securities. For this purpose, “illiquid securities” are securities that the Fund may not sell or dispose of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.

A repurchase agreement maturing in more than seven days is considered illiquid, unless it can be terminated after a notice period of seven days or less.

Private Placements and Restricted Investments. Illiquid securities include securities of private issuers, securities traded in unregulated or shallow markets, securities issued by entities deemed to be affiliates of a Fund, and securities that are purchased in private placements and are subject to legal or contractual restrictions on resale. Because relatively few purchasers of these securities may exist, especially in the event of adverse economic and liquidity conditions or adverse changes in the issuer’s financial condition, a Fund may not be able to initiate a transaction or liquidate a position in such investments at a desirable price. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible.

While private placements may offer attractive opportunities not otherwise available in the open market, the securities purchased are usually “restricted securities” or are “not readily

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marketable.” Restricted securities cannot be sold without being registered under the Securities Act of 1933, as amended (the “1933 Act”), unless they are sold pursuant to an exemption from registration (such as Rules 144 or 144A). Securities that are not readily marketable are subject to other legal or contractual restrictions on resale. A Fund may have to bear the expense of registering restricted securities for resale and the risk of substantial delay in effecting registration. A Fund selling its securities in a registered offering may be deemed to be an “underwriter” for purposes of Section 11 of the 1933 Act. In such event, the Fund may be liable to purchasers of the securities under Section 11 if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading, although the Fund may have a due diligence defense.

At times, the inability to sell illiquid securities can make it more difficult to determine their fair value for purposes of computing a Fund’s net asset value. The judgment of GMO normally plays a greater role in valuing these securities than in valuing publicly traded securities.

IPOs and Other Limited Opportunities. Certain Funds may purchase securities of companies that are offered pursuant to an initial public offering (“IPO”) or other similar limited opportunities. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to factors such as market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available, and limited availability of investor information. Securities purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on a Fund’s shares. Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares, and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect the performance of an economy or equity markets may have a greater impact on the shares of IPO companies. IPO securities tend to involve greater risk due, in part, to public perception and the lack of publicly available information and trading history.

Investments in Other Investment Companies or Other Pooled Investments

Subject to applicable regulatory requirements, a Fund may invest in shares of both open- and closed-end investment companies (including other GMO Funds, money market funds, and ETFs). Investing in another investment company exposes a Fund to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses. Many of the Funds also may invest in private investment funds, vehicles, or structures.

A Fund’s investment in other investment companies or private investment funds, vehicles or structures could affect the amount, timing and character of distributions to shareholders, and in certain circumstances could cause the Fund to recognize taxable income in excess of the cash generated by such investment, which could, in the case of a Fund treated as a RIC for tax purposes, require the Fund in turn to liquidate investments, including when it is not advantageous to do so, in order to make required distributions. See the “Taxes” section below.

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ETFs are hybrid investment companies that are registered as open-end investment companies or unit investment trusts (“UITs”) but possess some of the characteristics of closed-end funds. ETFs in which a Fund may invest typically hold a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. The Funds also may invest in actively-managed ETFs. Common examples of ETFs include S&P Depositary Receipts (“SPDRs”), Vanguard ETFs, and iShares, which may be purchased from the UIT or investment company issuing the securities or in the secondary market (SPDRs, Vanguard ETFs, and iShares are predominantly listed on the NYSE Arca). The market prices for ETF shares may be higher or lower than the ETF’s net asset value. The sale and redemption prices of ETF shares purchased from the issuer are based on the issuer’s net asset value.

Because ETFs are investment companies, investments in ETFs would, absent exemptive relief, be limited under applicable statutory limitations. Those limitations restrict a Fund’s investment in the shares of an ETF or other investment company to up to 5% of the Fund’s assets (which may represent no more than 3% of the securities of such ETF or other investment company) and limit aggregate investments in all ETFs and other investment companies to 10% of the Fund’s assets. Certain Funds, including Benchmark-Free Fund, Developed World Stock Fund, Emerging Countries Fund, Emerging Domestic Opportunities Fund, Emerging Markets Fund, Implementation Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, Quality Fund, Resources Fund, Risk Premium Fund, Taiwan Fund, and U.S. Equity Allocation Fund, may invest in one or more ETFs beyond the statutory limitations pursuant to an agreement with the ETF, provided that the Fund complies with the terms and conditions of the agreement and the conditions of the ETF’s exemptive order.

Alpha Only Fund and many of the Bond Funds may invest without limitation in other GMO Funds. These investments are not made in reliance on the fund of funds exemption provided in Section 12(d)(1)(G) of the 1940 Act, but instead are made in reliance on an SEC exemptive order obtained by GMO and the Trust permitting Funds of the Trust to operate as funds of funds. As described in the Prospectus, shareholders of the investing Funds do not bear directly any of the operating fees and expenses of these Underlying Funds, but bear indirectly a proportionate share of their operating fees and expenses (absent reimbursement of those fees and expenses).

Resources Fund may invest in certain natural resources-related entities that are partnerships, trusts, or other pass-through structures for U.S. federal tax purposes, including, for instance, certain ETFs (e.g., ETFs investing in gold bullion or commodities futures or other derivatives). Resources Fund’s ability to pursue an investment strategy that involves investments in such entities may be limited by its intention to qualify as a RIC, and, in some cases, its strategy may bear adversely on its ability to so qualify. If Resources Fund were to fail to qualify as a RIC for a particular year, a Fund’s returns from its investment in Resources Fund could be adversely affected. See the “Taxes” section below.

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Tax-Sensitive Strategies

When making investment decisions for Tax-Managed International Equities Fund, GMO considers the after-tax impact of portfolio transactions. In doing so, GMO may employ a variety of tax management techniques, such as seeking to minimize sales of securities that result in capital gains, preferring the sale of securities producing long-term capital gains to those producing short-term capital gains, and selling securities to realize capital losses that can be offset against realized capital gains. Tax-Managed International Equities Fund’s ability to utilize excess net capital losses from prior taxable years, if any, to reduce distributable net realized capital gains in subsequent taxable years may be limited by reason of direct or indirect changes in actual or constructive ownership of the Fund. Please see the “Taxes” section below for more information, including information about recent changes to the U.S. federal income tax rules concerning capital loss carryforwards. In addition, the tax management techniques employed by GMO may change over time depending upon a variety of factors, including current market conditions, changes in tax law or rates, and the amount of embedded gains and losses in a Fund’s portfolio. No assurance can be given that GMO will be successful in employing any or all of these strategies.

In addition, for redemptions initiated by the shareholder, in lieu of redeeming its shares in cash, a Fund may pay the redemption price in whole or in part with securities. In such cases, the Fund is not required to distribute any capital appreciation in those securities to its remaining shareholders. The effect on the redeeming shareholder is generally the same for U.S. federal income tax purposes as a redemption in cash. Shareholders redeeming their shares from a taxable account in exchange for a portion of a Fund’s portfolio securities will recognize any capital gains realized on the Fund shares redeemed and may incur additional gains or losses during the period between the date of redemption and the date they sell the securities received. They also may incur brokerage, taxes and/or other charges on the receipt or sale of those securities.

Investments in Wholly-Owned Subsidiaries

It is expected that each of Benchmark-Free Fund (through its investments in GMO GAAR Implementation Fund), Implementation Fund, and Special Opportunities Fund will, and it is possible that Emerging Domestic Opportunities Fund will, invest in one or more wholly-owned foreign subsidiary companies. These Funds and any other Fund that invests in a foreign subsidiary, including indirectly through these or other GMO Funds, will be indirectly exposed to the risks of any such subsidiary’s investments.

Benchmark-Free Fund intends to invest in GMO GAAR Implementation Fund and GMO GAAR Implementation Fund, in turn, intends to invest in its foreign subsidiary, GMO GAAR Implementation SPC Ltd. (“GAAR Implementation SPC”). Implementation Fund invests in its foreign subsidiary, GMO Implementation SPC Ltd. (“Implementation SPC”). Special Opportunities Fund invests in its foreign subsidiary, GMO Special Opportunities SPC Ltd. (“Special Opportunities SPC”). Funds may invest in GMO Systematic Global Macro Opportunity Fund, which, in turn, invests in its foreign subsidiary, GMO Alternative Asset SPC Ltd. (“Alternative Asset SPC”). As described in the Prospectus for Implementation Fund and Special Opportunities Fund, and in the separate private placement memoranda for GMO GAAR

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Implementation Fund and GMO Systematic Global Macro Opportunity Fund, each subsidiary of each of Implementation Fund, GMO GAAR Implementation Fund, Special Opportunities Fund and GMO Systematic Global Macro Opportunity Fund invests primarily in swap contracts on commodities indices, commodities futures contracts, and other commodity-related derivatives, and in fixed income securities, but may also invest in any other investments in which Implementation Fund, GMO GAAR Implementation Fund, Special Opportunities Fund and GMO Systematic Global Macro Opportunity Fund, respectively, may invest directly. Each of Implementation Fund, GMO GAAR Implementation Fund, Special Opportunities Fund and GMO Systematic Global Macro Opportunity Fund is indirectly exposed to the risks of its subsidiary’s investments, and Benchmark-Free Fund is indirectly exposed to the risks of both GAAR Implementation SPC’s investments and, to the extent it invests in GMO Systematic Global Macro Opportunity Fund, Alternative Asset SPC’s investments. In particular, see “Commodity-Related Investments” above.

GMO serves as the investment manager to each of GAAR Implementation SPC, Implementation SPC, Special Opportunities SPC and Alternative Asset SPC, but does not receive any additional management or other fees in respect of such services. In addition, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111, serves as GAAR Implementation SPC’s, Implementation SPC’s, Special Opportunities SPC’s and Alternative Asset SPC’s custodian, transfer agent, and fund accounting agent.

Future changes in the securities, corporate, tax or other applicable laws of the United States and/or the jurisdiction in which a foreign subsidiary is organized could result in the inability of Benchmark-Free Fund, Emerging Domestic Opportunities Fund, Implementation Fund, Special Opportunities Fund, their respective direct or indirect foreign subsidiaries, as the case may be, and other funds investing directly or indirectly through a subsidiary to operate as described in the Prospectus or this SAI and could adversely affect each such Fund and its shareholders.

Legal and Regulatory Risk

Legal, tax, and regulatory changes could occur during the term of a Fund that may adversely affect the Fund. New (or revised) laws or regulations or interpretations of existing law may be issued by the IRS or Treasury Department, the CFTC, the SEC, the U.S. Federal Reserve or other banking regulators, or other governmental regulatory authorities, or self-regulatory organizations that supervise the financial markets that could adversely affect the Funds. In particular, these agencies are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Funds also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. For example, there has been an increase in governmental, as well as self-regulatory, scrutiny of the alternative investment industry. It is impossible to predict what, if any, changes in regulations may occur, but any regulation that restricts the ability of a Fund or any Underlying Funds to trade in securities could have a material adverse impact on a Fund’s performance.

In addition, the securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators, and self-regulatory organizations and exchanges are authorized to take extraordinary

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actions in the event of market emergencies. The regulation of securitization and derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action.

The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. The CFTC, SEC and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). The European Union (and some other countries) are implementing similar requirements that will affect a Fund when it enters into derivatives transactions with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations.

The U.S. government and the European Union have proposed mandatory minimum margin requirements for bilateral derivatives. Such requirements could increase the amount of margin required to be provided by a Fund in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

While certain of the rules are not effective, other rules are not yet final, so their ultimate impact remains unclear. New regulations could, among other things, restrict a Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions, and the Fund may be unable to execute its investment strategy as a result.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts. The CFTC has proposed position limits for certain swaps. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if a Fund does not intend to exceed applicable position limits, it is possible that different clients managed by GMO and its affiliates may be aggregated for this purpose. Although it is possible that the trading decisions of GMO may have to be modified and that positions held by the Funds may have to be liquidated in order to avoid exceeding such limits, GMO believes that this is unlikely. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of a Fund.

The SEC has in the past adopted interim rules requiring reporting of all short positions above a certain de minimis threshold and may adopt rules requiring monthly public disclosure in the future. In addition, other non-U.S. jurisdictions where a Fund may trade have adopted reporting requirements. If a Fund’s short positions or its strategy become generally known, it could have a significant effect on GMO’s ability to implement its investment strategy. In particular, it would make it more likely that other investors could cause a “short squeeze” in the securities held short by a Fund forcing the Fund to cover its positions at a loss. Such reporting requirements also may limit GMO’s ability to access management and other personnel at certain companies where GMO seeks to take a short position. In addition, if other investors engage in copycat behavior by taking positions in the same issuers as a Fund, the cost of borrowing securities to sell short could

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increase drastically and the availability of such securities to the Fund could decrease drastically. Such events could make a Fund unable to execute its investment strategy. Short sales are also subject to certain SEC regulations. If the SEC were to adopt additional restrictions regarding short sales, they could restrict a Fund’s ability to engage in short sales in certain circumstances, and the Fund may be unable to execute its investment strategy as a result.

The SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on short sales of certain securities in response to market events. Bans on short selling may make it impossible for a Fund to execute certain investment strategies and may have a material adverse effect on the Fund’s ability to generate returns.

Recently adopted rules implementing the credit risk retention requirements of the Dodd-Frank Act for asset-backed securities require the sponsor of certain securitization vehicles to retain, and to refrain from transferring, selling, conveying to a third party, or hedging 5% of the credit risk in assets transferred, sold, or conveyed through the issuance of such vehicle, subject to certain exceptions. These requirements may increase the costs to originators, securitizers, and, in certain cases, collateral managers of securitization vehicles in which a Fund may invest, which costs could be passed along to such Fund as an investor in such transactions.

Investors should also be aware that some EU-regulated institutions (banks, certain investment firms, and authorized managers of alternative investment funds) are currently restricted from investing in securitizations (including U.S.-related securitizations), unless, in summary: (i) the institution is able to demonstrate that it has undertaken certain due diligence in respect of various matters, including its investment position, the underlying assets, and (in the case of authorized managers of alternative investment funds) the sponsor and the originator of the securitization; and (ii) the originator, sponsor, or original lender of the securitization has explicitly disclosed to the institution that it will retain, on an ongoing basis, a net economic interest of not less than five percent of specified credit risk tranches or asset exposures related to the securitization. In the future, EU insurance and reinsurance undertakings and UCITS funds are expected to become subject to similar restrictions. Although the requirements do not apply to any of the Funds directly, the costs of compliance, in the case of any securitization within the EU risk retention rules in which a Fund has invested or is seeking to invest, could be indirectly borne by the Fund and the other investors in the securitization.

Lack of Operating History

As of the date of this SAI, Benchmark-Free Bond Fund and Special Opportunities Fund have limited operating history. Therefore, there is limited operating history to evaluate these Funds’ future performance. The past performance of other investment funds managed by GMO cannot be relied upon as an indicator of a Fund’s success, in part because of the unique nature of such Fund’s investment strategy. An investor in each Fund must rely upon the ability of GMO in identifying and implementing investments. There can be no assurance that such personnel will be successful in identifying and implementing investment opportunities for such Fund.

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ADDITIONAL INVESTMENT STRATEGIES

Merger Arbitrage Transactions

Some Funds may engage in transactions in which a Fund purchases securities at prices below the value of the consideration GMO expects to be paid for them upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price may substantially exceed the market prices of the securities before the announcement of the transaction.

If a Fund engages in a merger arbitrage transaction and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market prices of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric – the losses in failed transactions often far exceeding the gains in successful transactions. A merger arbitrage transaction can fail for many reasons, including regulatory and antitrust restrictions, political motivations, industry weakness, stock specific events, failed financings, and general market declines.

Merger arbitrage strategies depend for success on the overall volume of merger activity, which has historically been cyclical. When merger activity is low, GMO may be unable to identify enough opportunities to provide sufficient diversification.

In conjunction with merger arbitrage transactions, a Fund may sell securities short in an effort to maximize risk-adjusted returns. For example, when the terms of a proposed acquisition call for an exchange of securities, a Fund may sell short the securities of the acquiring company to protect against a decline in the market value of those securities before the acquisition’s completion. A Fund also may employ various hedging strategies to protect against market fluctuations or other risks, and also may use derivatives to increase, or reduce, long or short exposure to one or more asset classes or issuers.

Merger arbitrage strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage transaction may not perform as expected or may otherwise reduce the Fund’s gains or increase its losses. At any given time, a Fund can become improperly hedged, which can lead to inadvertent market-related losses. Also, in certain transactions, a Fund may be unable to hedge against market fluctuations or other risks, and market movements can result in losses to the Fund even if the proposed transaction is consummated. In addition, a Fund that sells securities short that GMO expects it to receive upon consummation of a transaction but it does not actually receive (and thus has an unintended “naked” short position) may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss.

A Fund’s merger arbitrage transactions could result in the realization of short-term capital gains by the Fund, which are generally taxed to shareholders at ordinary income tax rates when distributed.

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Short Sales

Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Many Funds may make short sales “against the box,” meaning the Fund may make short sales where the Fund owns, or has the right to acquire at no added cost, securities or currencies identical to those sold short. If a Fund makes a short sale against the box, the Fund will not immediately deliver the securities or currencies sold and will not immediately receive the proceeds from the sale. However, with respect to securities, the Fund is required to hold securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) while the short sale is outstanding. Once the Fund closes out its short position by delivering the securities or currencies sold short, it will receive the proceeds of the sale. A Fund will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. To engage in a short sale of a security or currency it does not own, a Fund borrows the security (e.g., shares of an ETF) or currency from a broker and sells it to a third party, pays to borrow the security or currency, and agrees to pay the broker any dividends or interest it receives on the borrowed security or currency. Purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own also may have to pay borrowing fees to a broker and may be required to pay the broker any dividends or interest it receives on a borrowed security. To borrow the security or currency, the Fund also may be required to pay a premium, which would increase the cost of the security or currency sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales that are not against the box.

A Fund will incur a loss as a result of a short sale if the price of the security or index or currency increases between the date of the short sale and the date on which the Fund replaces the borrowed security or currency. The Fund will realize a gain if the price of the security or currency declines between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the Fund may be required to pay in connection with a short sale. Short sales that are not against the box involve a form of investment leverage, and the amount of the Fund’s loss on such a short sale is theoretically unlimited. Under adverse market conditions, the Fund may have difficulty purchasing securities or currencies to meet its short sale delivery obligations, and may have to sell portfolio securities or currencies to raise the capital necessary to meet its short sale obligations at a time when it would be unfavorable to do so. If a request for return of borrowed securities and/or currencies occurs at a time when other short sellers of the securities and/or currencies are receiving similar requests, a “short squeeze” can occur, and the Fund may be compelled to replace borrowed securities and/or currencies previously sold short with purchases on the open market at the most disadvantageous time, possibly at prices significantly in excess of the proceeds received in originally selling the securities and/or currencies short. In addition, the Fund may have difficulty purchasing securities and/or currencies to meet its delivery obligations in the case of less liquid securities and/or currencies sold short by the Fund, such as certain

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emerging market country securities or securities of companies with smaller market capitalizations. A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. These derivative positions will typically expose the Fund to economic risks similar to those associated with shorting securities directly. Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited.

There can be no assurance that the short positions that a Fund holds will act as an effective hedge against its long positions. Any decrease in negative correlation or increase in positive correlation between the positions GMO anticipated would be offsetting (such as short and long positions in securities or currencies held by a Fund) could result in significant losses for the Fund.

To the extent GMO employs a hedging strategy for a Fund, the success of any such hedging strategy will depend, in part, upon GMO’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments being hedged.

A Fund’s short sale transactions, including in connection with its merger arbitrage activities could result in the realization of short-term capital gains by the Fund, which are generally taxed to shareholders at ordinary income tax rates when distributed.

USES OF DERIVATIVES

Introduction and Overview

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease, or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities, and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

It is the policy of each Fund to comply with Section 18(f) of the 1940 Act and the Funds are permitted to use any practices permitted by or consistent with relevant SEC releases, no-action letters and other pronouncements.

This overview outlines various ways in which the Funds and any wholly-owned subsidiaries may use different types of exchange-traded and OTC derivatives in implementing their investment programs. It is intended to supplement the information included in each Fund’s Prospectus, including the risks associated with derivatives described under “Description of Principal Risks” in the Prospectus, and the information provided in the “Fund Investments” and “Descriptions and Risks of Fund Investments” sections above. This overview, however, is not intended to be exhaustive and a Fund may use types of derivatives and/or employ derivatives strategies not otherwise described in this SAI or the Fund’s Prospectus.

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In addition, a Fund may decide not to employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. Also, suitable derivatives transactions may not be available in all circumstances and there can be no assurance that a Fund will be able to identify or employ a desirable derivatives transaction at any time or from time to time, or that any such transactions will be successful.

Each Fund may take advantage of instruments and any security or synthetic or derivative instruments which are not presently contemplated for use by the Fund or which are not currently available, but which may be developed, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible for the Fund. Each Fund may become a party to various other customized derivative instruments entitling the counterparty to certain payments on the gain or loss on the value of an underlying or referenced instrument.

Note: Unless otherwise noted below in this section, the uses of derivatives discussed herein with respect to a particular Fund only refer to the Fund’s direct use of such derivatives. As indicated in the Prospectus and in the “Fund Investments” section above, certain Funds may invest in other Funds of the Trust, which, in turn, may use types of derivatives and/or employ derivatives strategies that differ from those described in this SAI or the Prospectus.

Function of Derivatives in the Funds. The types of derivatives used and derivatives strategies employed by a Fund and the extent a Fund uses derivatives varies from Fund to Fund depending on the Fund’s specific investment objective and strategies. Certain Funds may use exchange-traded and OTC financial derivatives as an integral part of their investment program. In addition, specific market conditions may influence GMO’s choice of derivatives and derivatives strategies for a particular Fund, in some cases to a significant extent.

Legal and Regulatory Risk Relating to Derivatives. As described above under “Descriptions and Risks of Fund Investments – Legal and Regulatory Risk,” the U.S. government, the European Union, and some other countries have enacted legislation that includes provisions for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. Because the legislation leaves much to rule making (and many of the rules are not yet final), its ultimate impact remains unclear. The regulatory changes could, among other things, restrict a Fund’s ability to engage in derivatives transactions (including because certain types of derivatives transactions may no longer be available to the Fund) and/or increase the costs of such derivatives transactions (including through increased margin or capital requirements), and the Fund may be unable to execute its investment strategy as a result.

Use of Derivatives by the Equity Funds, Alpha Only Fund, Risk Premium Fund, Special Opportunities Fund, and Taiwan Fund

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, and options) to gain exposure to a given currency. In addition, Special Opportunities Fund may use derivatives to gain investment exposure to commodities, including the use of exchange-traded

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futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies (and, in the case of Special Opportunities Fund, commodities) without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposures, the Funds also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which their equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e., they may be leveraged). While GMO expects that Risk Premium Fund’s option positions typically will be fully collateralized at the time when the Fund is selling them, from time to time the Fund may have investment exposures in excess of its net assets (i.e., it may be leveraged). For example, if Risk Premium Fund receives a redemption request and is unable to close out an option it had sold, the Fund may temporarily have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. Alpha Only Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, Alpha Only Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. For each of Alpha Only Fund and Risk Premium Fund, the Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Use of Derivatives by Benchmark-Free Fund and Implementation Fund

The Funds may use derivatives to gain long investment exposure to securities, commodities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds

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also may use exchange-traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets and may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, and options) to gain exposure to a given currency.

The Funds may use derivatives, such as futures, related options, and swap contracts, in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. Implementation Fund uses exchange-traded futures and forward contracts as an integral part of its investment program.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to individual commodities, various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In adjusting investment exposures, each Fund also may use currency derivatives, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio. Each Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, the Funds may have gross investment exposures in excess of their net assets (i.e., the Funds may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Use of Derivatives by the Bond Funds

The Funds may use derivatives to gain long investment exposure to securities or other assets. In particular, the Funds may use swaps or other derivatives on an index, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, and options) to gain exposure to a given currency.

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The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For instance, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting their investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, the Funds will typically have (or may have, in the case of Debt Opportunities Fund and U.S. Treasury Fund) gross investment exposures in excess of their net assets (i.e., the Funds will be (or may be, in the case of Debt Opportunities Fund and U.S. Treasury Fund) leveraged) and therefore are subject to heightened risk of loss. Each Fund’s (other than Debt Opportunities Fund and U.S. Treasury Fund) performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

INVESTMENT RESTRICTIONS

Fundamental Restrictions:

The following are Fundamental Investment Restrictions of the Funds, which may not be changed without shareholder approval:

(1) Each Fund may not borrow money except under the following circumstances: (i) Each Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) Each Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; and (iii) Each Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls, and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and

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to the extent that a Fund’s custodian earmarks and maintains cash and/or high-grade debt securities equal in value to its obligations in respect of these transactions.

Under current pronouncements of the SEC staff, the above types of transactions are not treated as involving senior securities so long as and to the extent that the Fund maintains liquid assets equal in value to its obligations in respect of these transactions.

(2) With respect to each Fund (except for Asset Allocation Bond Fund, Benchmark-Free Allocation Fund, Benchmark-Free Bond Fund, Benchmark-Free Fund, Developed World Stock Fund, Emerging Domestic Opportunities Fund, Global Developed Equity Allocation Fund, Global Focused Equity Fund, Implementation Fund, International Developed Equity Allocation Fund, Quality Fund, Resources Fund, Risk Premium Fund, Special Opportunities Fund, Strategic Opportunities Allocation Fund, and U.S. Treasury Fund), the Fund may not purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

(3) With respect to each Fund (except for Alpha Only Fund, Asset Allocation Bond Fund, Benchmark-Free Allocation Fund, Benchmark-Free Bond Fund, Benchmark-Free Fund, Core Plus Bond Fund, Debt Opportunities Fund, Developed World Stock Fund, Emerging Domestic Opportunities Fund, Global Developed Equity Allocation Fund, Global Focused Equity Fund, Implementation Fund, International Developed Equity Allocation Fund, International Large/Mid Cap Equity Fund, Quality Fund, Resources Fund, Risk Premium Fund, Special Opportunities Fund, Strategic Opportunities Allocation Fund, and U.S. Treasury Fund), the Fund may not make short sales of securities or maintain a short position for the Fund’s account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

This restriction does not prohibit the payment of an amount to exercise the right to acquire the identical securities, provided that the Fund maintains segregated liquid assets in an amount sufficient to exercise such right.

(4) Each Fund may not underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

(5) Each Fund may not purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

(6) Each Fund may not make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund’s portfolio securities. Loans of portfolio securities may be made with respect to up to 33 1/3% of a Fund’s total assets in the case of each Fund (except International Equity Fund and Taiwan Fund), with respect to not more

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than 25% of total assets in the case of International Equity Fund, and with respect to 100% of total assets in the case of Taiwan Fund.

(7) Each Fund may not concentrate more than 25% of the value of its total assets in any one industry, except that Resources Fund will invest more than 25% of the value of its assets in the natural resources sector.

For purposes of this Fundamental Restriction (7), the U.S. government and its agencies and instrumentalities are not considered to be an industry.

For purposes of this Fundamental Restriction (7), Resources Fund considers the “natural resources sector” to include companies in the group of industries that own, produce, refine, process, transport, and market natural resources and companies in the group of industries that provide related equipment, infrastructure and services. The sector includes, for example, the following industries: integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services and technology, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, water, alternative energy sources, environmental services, and such other industries as determined by GMO from time to time.

(8)(a) With respect to each Fund (except Asset Allocation Bond Fund, Benchmark-Free Allocation Fund, Benchmark-Free Bond Fund, Benchmark-Free Fund, Developed World Stock Fund, Emerging Domestic Opportunities Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Global Focused Equity Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, Resources Fund, Risk Premium Fund, Special Opportunities Fund, and Strategic Opportunities Allocation Fund), the Fund may not purchase or sell commodities or commodity contracts, except that the Funds may purchase and sell financial futures contracts and options thereon.

(b) With respect to each of Asset Allocation Bond Fund, Benchmark-Free Bond Fund, Developed World Stock Fund, Emerging Domestic Opportunities Fund, Global Focused Equity Fund, and Resources Fund, the Fund may not purchase commodities, except that the Fund may purchase and sell commodity contracts or any type of commodity-related derivative instrument (including, without limitation, all types of commodity-related swaps, futures contracts, forward contracts, and options contracts).

(c) With respect to each of Benchmark-Free Allocation Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, and Strategic Opportunities Allocation Fund, the Fund may not purchase commodities or commodities contracts, except that the Fund may purchase and sell financial futures contracts and options thereon and may invest in other registered open-end investment companies that purchase or sell commodities, commodity contracts or any type of commodity-related derivative instrument (including without limitation all types of commodity-related swaps, futures contracts, forward contracts, and option contracts).

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(d) With respect to Risk Premium Fund and Special Opportunities Fund, the Fund may not purchase physical commodities, except that the Fund may purchase and sell commodity contracts or any type of commodity-related derivative instrument (including, without limitation, all types of commodity-related swaps, futures contracts, forward contracts, and options contracts).

(e) With respect to Benchmark-Free Fund and Implementation Fund, the Fund may not purchase commodities, except that the Fund may purchase and sell commodity contracts or any type of commodity-related derivatives (including, without limitation, all types of commodity-related swaps, futures contracts, forward contracts, and options contracts).

For purposes of Fundamental Restrictions (8)(a), (b), (c), and (e) above, at the time of the establishment of the restriction, swap contracts on financial instruments or rates were not within the understanding of the term “commodities” or “commodity contracts,” and notwithstanding any federal legislation or regulatory action by the CFTC that subject such swaps to regulation by the CFTC, the Funds will not consider such instruments to be commodities or commodity contracts for purposes of this restriction.

(9) Each Fund may not issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC.

The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements, and standby commitment agreements fall within the functional meaning of the term “evidence of indebtedness,” the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if a Fund covers such obligations or maintains liquid assets equal in value to its obligations with respect to these transactions. Similarly, so long as such assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets permitted by Non-Fundamental Restriction (4) below; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variation margin permitted by Non-Fundamental Restriction (4) below; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.

(10) With respect to each of Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Foreign Small Companies Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, International Equity Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, Strategic Opportunities Allocation Fund, and U.S. Equity Allocation Fund, the Fund may not cause less than 75% of the value of the Fund’s total assets to be represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of any single issuer.

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Non-Fundamental Restrictions:

The following are Non-Fundamental Investment Restrictions of the Funds, which may be changed by the Trustees without shareholder approval:

(1) With respect to each Fund (except Benchmark-Free Fund, Implementation Fund, Resources Fund, and Special Opportunities Fund), the Fund may not buy or sell oil, gas, or other mineral leases, rights or royalty contracts, although it may purchase securities of issuers that deal in oil, gas, or other mineral leases, rights or royalty contracts, including securities of royalty trusts, and may purchase securities which are secured by, or otherwise hold or represent interests in, oil, gas, or other mineral leases, rights or royalty contracts.

(2) Each Fund may not make investments for the purpose of gaining control of a company’s management.

With respect to Benchmark-Free Fund, Implementation Fund, and Special Opportunities Fund, this restriction shall not apply with respect to the Fund’s direct or indirect investments in one or more wholly-owned subsidiaries (including, but not limited to, Benchmark-Free Fund’s investments in GMO GAAR Implementation Fund and any of its wholly-owned subsidiaries).

(3) Each Fund may not invest more than 15% of its net assets in illiquid securities.

(4) With respect to each Fund (except for Asset Allocation Bond Fund, Benchmark-Free Allocation Fund, Benchmark-Free Bond Fund, Benchmark-Free Fund, Developed World Stock Fund, Emerging Domestic Opportunities Fund, Global Developed Equity Allocation Fund, Global Focused Equity Fund, Implementation Fund, International Developed Equity Allocation Fund, Quality Fund, Resources Fund, Risk Premium Fund, Special Opportunities Fund, Strategic Opportunities Allocation Fund, and U.S. Treasury Fund), the Fund may not pledge, hypothecate, mortgage, or otherwise encumber its assets in excess of 33 1/3% of the Fund’s total assets (taken at cost). (For the purposes of this restriction, collateral arrangements with respect to swap agreements, the writing of options, stock index, interest rate, currency or other futures, options on futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets. The deposit of securities or cash or cash equivalents in escrow in connection with the writing of covered call or put options, respectively, is not deemed to be a pledge or encumbrance.)

(5) With respect to each Fund which has adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the 1940 Act (each, a “Name Policy”), the Fund may not change its Name Policy as set forth under the Fund’s “Principal investment strategies” in the Fund’s Prospectus without providing the Fund’s shareholders with a notice meeting the requirement of Rule 35d-1(c) at least

60 days prior to such change.

For purposes of each Name Policy, each Fund considers the term “invest” to include both direct and indirect investing and the term “investments” to include both direct and indirect investments (for instance, a Fund may invest indirectly or make indirect investments by investing in another GMO Fund or in derivatives and synthetic instruments with economic characteristics similar to

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the underlying asset), and a Fund may achieve exposure to a particular investment, industry, country, or geographic region through direct investing or indirect investing and/or direct investments or indirect investments. For Name Policies related to “Equity” Funds, the term “equities” refers to direct and indirect investments (described above) in common and preferred stocks and other stock-related securities, such as convertible securities and depositary receipts. These investments also include exchange-traded equity REITs and equity income trusts.

When used in connection with a Fund’s Name Policy, GMO uses the term “assets” and “tied economically” as defined in the Prospectus.

Except as indicated above in Fundamental Restriction (1), all percentage limitations on investments set forth herein and in a Fund’s Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

With respect to Implementation Fund, for purposes of determining compliance with the Fund’s policy not to concentrate investments in a particular industry, futures contracts will be valued at current market value (not notional value).

The phrase “shareholder approval,” as used in the Prospectus and in this SAI, and the phrases “vote of a majority of the outstanding voting securities” and “the approval of shareholders,” as used herein with respect to a Fund, mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of that Fund, or (2) 67% or more of the shares of that Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except for policies and restrictions that are explicitly described as fundamental in the Prospectus or this SAI, the investment policies and restrictions of each Fund may be changed by the Trust’s Trustees without the approval of shareholders of that Fund. Policies and restrictions of a Fund that are explicitly described as fundamental in the Fund’s Prospectus or this SAI cannot be changed without the approval of shareholders of that Fund.

In addition to the Name Policies referenced in Non-Fundamental Restriction (5) above, each of the following Funds has also agreed as follows:

1)	Emerging Country Debt Fund: Under normal circumstances, the Fund will invest at least 80% of its assets in each of (i) investments tied economically to emerging countries and (ii) debt investments.

2)	Foreign Small Companies Fund: Under normal circumstances, the Fund will invest at least 80% of its assets in each of (i) investments tied economically to countries outside the United States and (ii) investments in “small companies.”

When used in connection with a Fund’s Name Policy, GMO uses the terms “invest,” “investments,” “assets,” “tied economically” and “related” as defined in the Fund’s Prospectus.

With respect to each Asset Allocation Fund that has the term “international,” “global,” or “world” included in the Fund’s name, the Fund typically will invest, through its investments in

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the Underlying Funds, in investments that are tied economically to a number of countries throughout the world.

With respect to each Bond Fund that has the term “international” or “global” included in the Fund’s name, the Fund typically will have exposure to a number of countries throughout the world, including exposure to the interest rate and currency markets of those countries through the use of futures contracts, swap contracts, currency forwards, and other types of derivatives.

With respect to each Equity Fund (other than Global Developed Equity Allocation Fund, Global Equity Allocation Fund, International Developed Equity Allocation Fund, and International Equity Allocation Fund) that has the term “international,” “global,” or “world” included in the Fund’s name, the Fund typically will invest in investments that are tied economically to a number of countries throughout the world.

INVESTMENT GUIDELINES

GMO has adopted the following investment guidelines for the Emerging Domestic Opportunities Fund (for purposes of this section, the “Fund”). These guidelines are subject to change at the discretion of GMO and without notice to shareholders of the Fund. These guidelines are not Fund policies or investment restrictions and investments inconsistent with these guidelines are not violations of any Fund policy or investment restriction. GMO seeks to observe these guidelines only during periods when GMO determines that normal market conditions exist. GMO tests all percentage limitations set forth in these guidelines at the time of the making of an investment and an investment is not considered by GMO to be inconsistent with these guidelines unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

(1) The Fund will not purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

(2) The Fund will not make short sales of securities or maintain a short position for the Fund’s account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

This guideline does not prohibit the payment of an amount to exercise the right to acquire the identical securities, provided that the Fund maintains segregated liquid assets in an amount sufficient to exercise such right.

(3) The Fund will not purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options thereon.

For purposes of this guideline, swap contracts on financial instruments or rates are not considered to be commodities or commodity contracts.

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(4) The Fund will not invest more than the 30% of its net assets in securities classified as being in any one country. Country classification will be based on generally accepted industry standards including, but not limited to, the issuer’s country of incorporation, primary listing, domicile and/or other factors GMO believes to be relevant.

(5) The Fund typically will not invest more than 7% of its net assets in the securities of any one company.

(6) Excluding investments made for the purpose of equitizing cash (e.g., exchange-traded funds) or serving as cash substitutes (e.g., money market funds and GMO U.S. Treasury Fund), the Fund will not invest more than 10% of its net assets in pooled investment vehicles.

(7) The Fund will not invest more than the 20% of its net assets in securities classified as being in frontier market countries. Country classification will be based on generally accepted industry standards including, but not limited to, the issuer’s country of incorporation, primary listing, domicile and/or other factors GMO believes to be relevant.

For purposes of this guideline, frontier market countries are countries that are not included in the MSCI All Country World Index.

(8) Except for limited periods surrounding inflows and outflows, the Fund will not hold more than 10% of its net assets in cash, cash equivalents or cash substitutes (e.g., shares of money market funds or shares of U.S. Treasury Fund).

(9) The Fund will not invest more than 25% of its net assets in any one industry.

(10) The Fund will typically invest in at least fifty (50) different issuers.

DETERMINATION OF NET ASSET VALUE

The net asset value (or “NAV”) of a Fund or each class of shares of a Fund, as applicable, is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. Eastern time. Current net asset values per share for each series of GMO Trust are available at www.gmo.com.

The NAV per share of a class of shares of a Fund is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, allocated to that share class by the total number of outstanding shares of that class. NAV is not determined on any days when the NYSE is closed for business. In addition, NAV for the Bond Funds is not determined (and accordingly transactions in shares of the Bond Funds are not processed) on days when the U.S. bond markets are closed. For these purposes, the U.S. bond markets are deemed to be closed on the dates that the Securities Industry and Financial Markets Association recommends a full close for the trading of U.S. dollar-denominated fixed income securities in the United States.

A Fund also may elect not to determine NAV on days during which no share is tendered for redemption and no order to purchase or sell a share is received by that Fund. Taiwan Fund does not determine NAV on days when the NYSE or the Taiwan Stock Exchange (“TSE”) is closed

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for trading. As a result, from time to time, Taiwan Fund may not determine NAV for several consecutive weekdays (e.g., during the Chinese Lunar New Year), during which time investors will be unable to redeem their shares in Taiwan Fund. Please refer to “Determination of Net Asset Value” in the Prospectus for additional information. In addition, to the extent a Fund holds portfolio securities listed on non-U.S. exchanges that trade on days on which the NYSE or the U.S. bond markets are closed, the net value of those Funds’ assets may change significantly on days when shares cannot be redeemed.

Although GMO normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by a Fund, although the prices supplied by those alternative sources do not necessarily align with the prices supplied by primary pricing sources.

DISTRIBUTIONS

The Prospectus describes the distribution policies of each Fund under the heading “Distributions and Taxes.” Each Fund generally maintains a policy to pay its shareholders, as dividends, substantially all net investment income, if any, and substantially all net realized capital gains, if any, after offsetting any available capital loss carryforwards. Each Fund generally maintains a policy to make distributions at least annually, sufficient to avoid the imposition of a nondeductible 4% excise tax on certain undistributed amounts of ordinary income and net realized capital gain. Each Fund, from time to time and at the Fund’s discretion, also may make unscheduled distributions of net investment income, short-term capital gains, and/or long-term capital gains prior to large redemptions by shareholders from the Fund or as otherwise deemed appropriate by the Fund. From time to time or as otherwise provided in the Funds’ Prospectus, distributions by a Fund could constitute, for U.S. federal income tax purposes, a return of capital to shareholders (see discussion in “Taxes” below).

TAXES

Except as specifically noted below, the following discussion is a general summary of the principal U.S. federal income tax consequences to shareholders who are U.S. citizens, residents, or corporations. The consequences under other tax laws may differ. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or brokers, tax-exempt entities, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the U.S. federal income tax laws. This summary is based on the Code, the regulations thereunder, published rulings, and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis. Shareholders should consult their tax advisers about the precise tax consequences of an investment in a Fund in light of their particular tax situation, including possible non-U.S., state, local, or other applicable tax laws (including the federal alternative minimum tax).

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Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans.

Tax Status and Taxation of Each Fund

Each Fund is treated as a separate taxable entity for U.S. federal income tax purposes. Each of the Funds has elected to be treated or intends to elect to be treated, as applicable, and intends to qualify and be treated each year, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (previously defined above as the “Code”). In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things:

(a)	derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b)	diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than those of the U.S. government or RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c)	distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and any net tax-exempt interest income for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined generally as a partnership (i) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof; (ii) that derives at least 90% of its income from passive income sources defined in Section 7704(d) of the Code; and (iii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Section 7704(c)(2) of the

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Code. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership. Further, for the purposes of the diversification test in paragraph (b) above: (i) the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership, and (ii) identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above.

If a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to U.S. federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

As described above, each Fund intends generally to distribute at least annually to its shareholders its net investment income (including any net tax-exempt interest income), if any, and its net realized capital gains (including both net short-term and long-term capital gains), if any. Any net taxable investment income or net short-term capital gains (as reduced by any net long-term capital losses) retained by a Fund will be subject to tax at the Fund level at regular corporate rates. Although each Fund intends generally to distribute all of its net capital gain (i.e., the excess of any net long-term capital gains over net short-term capital losses) each year, each Fund reserves the right to retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to tax at the Fund level at regular corporate rates on the amount retained. In that case, a Fund is permitted to designate the retained amount as undistributed capital gains in a timely notice to its shareholders, who would then, in turn, be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund properly makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance that a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a Fund generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year after October 31, or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, and its (ii) other net ordinary loss

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attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If a Fund were to fail to distribute in a calendar year at least an amount generally equal to the sum of 98% of its ordinary income for such calendar year and 98.2% of its capital gain net income for the one-year period ending October 31 within that year, plus any such retained amounts from the prior year, such Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., the payment of the excise tax amount is deemed by the Fund to be de minimis).

Realized capital losses in excess of realized capital gains (“Net Capital Losses”) are not permitted to be deducted against net investment income. Instead, potentially subject to the limitations described below, a Fund will carry Net Capital Losses forward from any taxable year to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether a Fund retains or distributes such gains.

If a Fund incurs or has incurred Net Capital Losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years, and will be treated as realized on the first day of the taxable year in which it is used to reduce capital gain, without expiration; any such carryforward losses will generally retain their character as short-term or long-term and will be applied first against gains of the same character before offsetting gains of a different character (e.g., Net Capital Losses resulting from previously realized net long-term losses will first offset any long-term capital gain, with any remaining amounts available to offset any net short-term capital gain). If a Fund has incurred Net Capital Losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), that Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. A Fund must use any post-2010 losses, which will not expire, applying them first against gains of the same character, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. See each Fund’s most recent annual shareholder report, as available, for more information concerning the Fund’s Net Capital Losses available to be carried forward (if any) as of the end of its most recently ended fiscal year.

In addition, a Fund’s ability to use Net Capital Losses may be limited following the occurrence of certain (i) acquisitive reorganizations and (ii) shifts in the ownership of the Fund by a shareholder owning or treated as owning 5% or more of the shares of the Fund (each, an “ownership change”). The Code may similarly limit a Fund’s ability to use any of its other capital losses, or ordinary losses, that have accrued but have not been recognized (i.e., “built-in” losses) at the time of an ownership change to the extent they are realized within the five-year period following the ownership change.

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It is possible that a Fund will make investments through one or more foreign subsidiaries. Any such subsidiary will be a controlled foreign corporation (“CFC”) for U.S. federal income tax purposes. See “Tax Implications of Certain Investments” below for more information.

Transactions in Fund Shares

The sale, exchange, or redemption of Fund shares generally will give rise to a taxable gain or loss, generally equal to the difference between the amount realized by a shareholder on the disposition of the shares (that is, gross proceeds) and the shareholder’s adjusted basis in those shares. To the extent a shareholder’s account is subject to U.S. federal tax reporting (including an account for which a shareholder has informed the Funds that it would like to receive “informational only” U.S. federal tax reporting), the Funds generally will provide cost-basis information (on an IRS Form 1099-B) to the IRS and to the shareholder with respect to Fund shares acquired on or after January 1, 2012 and held in such accounts (“post-2011 shares”), when such shares are subsequently redeemed or exchanged. The Funds are required to use the particular cost basis reporting method (e.g., average cost basis, first in-first out, specific share identification) selected by the shareholder in reporting such adjusted basis information, and if a shareholder fails to select a particular method, use the Funds’ default method. This reporting is generally not required for Fund shares held in a retirement or other tax-advantaged account, unless a shareholder has opted for “informational only” reporting as described above. Shareholders should contact the Funds for more information about how to select a particular cost basis accounting method in respect of any post-2011 shares, as well as for information about the Funds’ particular default method.

Shareholders also should consult their tax advisers concerning the application of these rules to their investment in a Fund, and for advice about selecting a cost basis accounting method suitable for them in light of their particular circumstances. Shares of a Fund acquired prior to January 1, 2012 generally are not subject to these rules, and shareholders are responsible for keeping track of their own cost basis in these shares.

If a shareholder has purchased shares of a Fund through an intermediary, in general, the intermediary and not the Fund will be responsible for providing the cost basis and related reporting described above to the shareholder, including pursuant to the intermediary’s available cost basis accounting methods. Thus, shareholders purchasing shares through an intermediary should contact the intermediary for more information about how to select a particular cost basis accounting method in respect of any post-2011 shares, as well as for information about the intermediary’s particular default method.

In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than one year and as short-term capital gain if the shares have been held for not more than one year. However, if a Fund were to be deemed a “nonpublicly offered RIC” as described under “Limitation on Deductibility of Fund Expenses” below, depending on a shareholder’s percentage ownership in that Fund, a shareholder’s partial redemption of Fund shares could cause the shareholder to be treated as receiving a so-called “section 301 distribution,” treated, to the extent of such distribution’s allocable share of the Fund’s current and accumulated earnings and profits, as a dividend, taxable under the rules applicable to dividends and distributions described below, rather than capital gain

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income realized in exchange for Fund shares. If a redeeming shareholder were treated as receiving a dividend, there would be a risk that other shareholders of the Fund, whose percentage interests in the Fund increase as a result of such redemption, would be treated as having a taxable distribution from the Fund. In this case, a shareholder would generally not be able to recognize any losses on the redeemed Fund shares. Shareholders should consult their tax advisers regarding the proper tax treatment of their redemptions from a Fund.

Any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less generally will be treated as long-term capital loss to the extent of any Capital Gain Dividends, as defined below, received or deemed received by a shareholder with respect to those shares. Further, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash-sale” rules if other shares of the same Fund are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Taxation of Fund Distributions

Fund distributions are taxable to shareholders under the rules described below whether received in cash or reinvested in additional Fund shares.

Dividends and distributions on each Fund’s shares are generally subject to U.S. federal income tax as described below to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects unrealized gains, or realized but undistributed income or gains, that were therefore included in the price the shareholder paid for its shares. Such distributions may reduce the net asset value of the Fund’s shares below the shareholder’s cost basis in those shares. Such realized income and gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.

For U.S. federal income tax purposes, distributions of investment income made by a Fund are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder may have owned shares in the Fund. In general, the Fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter a Fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gains (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to capital loss carryforwards) that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) generally are taxable to shareholders as long-term capital gains. Distributions attributable to net short-term capital gain (as reduced by any net long-term capital loss for the taxable year, in each case determined with reference to capital loss carryforwards) generally are taxable to shareholders as ordinary income.

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Distributions of investment income properly reported by a Fund as derived from “qualified dividend income” will be taxable to shareholders taxed as individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels.

In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. In general, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date); (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; (iii) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest; or (iv) if the dividend is received from a foreign corporation that is (A) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (B) treated as a “passive foreign investment company” (as defined below).

In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the above described holding period and other requirements are met at both the shareholder and Fund level, qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain. If the aggregate qualified dividend income received by a Fund during any taxable year is 95% or more of its “gross income,” then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

For information regarding qualified dividend income received by a Fund from certain Underlying Funds, see “Special Tax Considerations Pertaining to a Fund’s Investment in Underlying Funds” below.

If a Fund receives dividends from an Underlying Fund, including an ETF, that is treated as a RIC for U.S. federal income tax purposes (“Underlying RIC”), and the Underlying RIC reports such dividends as qualified dividend income, then the Fund is permitted, in turn, to report a portion of its distributions as qualified dividend income, provided that the Fund meets the holding period and other requirements with respect to shares of the Underlying RIC. For corporate shareholders (other than S corporations), the 70% dividends-received deduction will generally apply (subject to holding period and other requirements imposed by the Code) to a Fund’s dividends paid from investment income to the extent derived from dividends received from U.S. corporations for the

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taxable year. A dividend received by a Fund from a U.S. corporation will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). For information regarding eligibility for the dividends-received deduction of dividends received by a Fund from certain Underlying Funds, see “Special Tax Considerations Pertaining to a Fund’s Investment in Underlying Funds” below.

Each Fund investing directly or indirectly in a foreign subsidiary treated as a CFC does not expect that income from any such subsidiary will be eligible to be treated as qualified dividend income. In addition, each such Fund does not expect that distributions from such subsidiary will be eligible for the corporate dividends-received deduction.

A portion of the original issue discount (“OID”) accrued on certain high yield discount obligations may not be deductible to the issuer as interest and will instead be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent attributable to the deemed dividend portion of such OID. See “Tax Implications of Certain Investments” below for more discussion of OID.

To the extent that a Fund makes a distribution of income that is attributable to (i) income received by the Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by the Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement treated for U.S. federal income tax purposes as a loan, such distribution will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts, and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of ordinary dividends and capital gain dividends as described above, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in a Fund.

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A Fund may make a distribution to its shareholders in excess of its “earnings and profits” in any taxable year (a “Return of Capital Distribution”), in which case the excess distribution will be treated as a return of capital to the extent of each shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable to the extent such an amount does not exceed a shareholder’s tax basis. Return of Capital Distributions reduce a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by such shareholder of the shares.

A Fund may make distributions of capital gains in excess of its net capital gain for the taxable year (as reduced by any available capital loss carryforwards from prior taxable years). In this case, there is a possibility that the distributions will be taxable as ordinary dividend distributions, even though the distributed excess amounts would not have been subject to tax if retained by the Fund.

A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November, or December of that preceding year.

A Fund may make distributions in excess of net investment income and net realized capital gain for the taxable year that are nonetheless supported by earnings and profits. In such cases, the distributions will be taxable as ordinary dividends, even though the distributed excess amounts would not have been subject to tax if retained by the Fund.

Early each calendar year, the Trust will provide U.S. federal tax information, including information about the character and amount of dividends and distributions paid during the preceding year, to taxable investors and others requesting such information (generally on an IRS Form 1099). In certain cases, a Fund may be required to amend tax information reported to shareholders in respect of a particular year. In this event, shareholders may be required to file amended U.S. federal income or other tax returns in respect of such amended information and pay additional taxes (including potentially interest and penalties), and may incur other related costs. Shareholders should consult their tax advisers in this regard.

Limitation on Deductibility of Fund Expenses

Each Fund will be considered to be a “nonpublicly offered RIC” if its shares are not continuously offered pursuant to a public offering within the meaning of the 1933 Act. Very generally, pursuant to Treasury regulations, expenses of “nonpublicly offered RICs,” except those expenses specific to their status as a RIC or separate entity (e.g., registration fees or transfer agency fees), are subject to special pass-through rules. A RIC is “nonpublicly offered” if it has fewer than 500 shareholders at any time during a taxable year, and its shares are not continuously offered pursuant to a public offering. In the event that a Fund were deemed to be a nonpublicly offered RIC, the affected expenses (which include Management Fees) would be treated as additional dividends to certain Fund shareholders (generally including individuals and entities that compute their taxable income in the same manner as individuals) and would be deductible by those shareholders, subject to the 2% floor on miscellaneous itemized deductions and other significant limitations on itemized deductions set forth in the Code.

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Tax Implications of Certain Investments

A Fund’s transactions in derivative instruments (e.g., swap agreements, options, futures or forward contracts), as well as any of its other hedging, short sales, or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash-sale, and short-sale rules). These rules, the application of which in any given instance may not be clear, may affect whether gains and losses recognized by a Fund are treated as ordinary or capital and/or as short-term or long-term, accelerate the recognition of income or gains to a Fund, defer losses, and cause adjustments in the holding periods of a Fund’s investments. The rules could therefore affect the amount, timing, and/or character of distributions to shareholders.

A Fund may make extensive use of various types of derivative financial instruments to the extent consistent with its investment policies and restrictions. The tax rules applicable to swaps and other derivative financial instruments are in some cases uncertain under current law, including under Subchapter M of the Code. Accordingly, while the Funds intend to account for such transactions in a manner they deem to be appropriate, an adverse determination or future guidance by the IRS with respect to one or more of these rules (which determination or guidance could be retroactive) may adversely affect a Fund’s ability to meet one or more of the relevant requirements to maintain its qualification as a RIC, as well as to avoid a fund-level tax. See “Loss of RIC Status” below. To the extent a Fund participates in short sales, including in connection with its merger arbitrage activities, by contracting for the sale of stock it does not own and later purchasing stock necessary to close the sale, the character of the gain or loss realized on such a short sale is determined by reference to the property used to close the short sale and is thus generally short-term. Because net short-term capital gain (after reduction by any long-term capital loss) is generally taxed at ordinary income rates, a Fund’s short sale transactions will likely increase the percentage of the Fund’s gains that are taxable to shareholders as ordinary income.

Certain investments made and investment practices engaged in by a Fund can produce a difference between its book income and its taxable income and net tax-exempt income (if any). These can include, but are not limited to, certain hedging activities, as well as investments in foreign currencies, foreign currency-denominated debt instruments, Section 1256 contracts (as defined below), passive foreign investment companies (as defined below), and debt obligations with discount or purchased at a premium. In addition, certain foreign currency transactions associated with the redemption of Fund shares (in the case of a Fund that permits redemptions of Fund shares in foreign currencies) may produce a difference between a Fund’s book income and its taxable income. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt interest income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt interest income (if any)); (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares; and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment.

Any transactions by a Fund in foreign currencies, foreign currency-denominated debt obligations, or certain foreign currency options, futures contracts, or forward contracts (or

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similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned and, as described above, can give rise to differences between the Fund’s book and taxable income. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums generally are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). The remainder of this paragraph describes the general tax consequences to a Fund of writing a put or call option that is not subject to one or more of the special rules described in the immediately following paragraphs. If securities or other assets are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities or other assets purchased. If a call option written by a Fund is exercised and the Fund sells or delivers the underlying securities or other assets, the Fund generally will recognize capital gain or loss equal to (i) the sum of the strike price and the option premium received by the Fund minus (ii) the Fund’s basis in the underlying securities or other assets. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying securities or other assets. The gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and related purchase, sale, or delivery of the underlying securities or other assets generally will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities and other option strategies of a Fund may trigger the U.S. federal income tax straddle rules of Section 1092 of the Code, requiring the deferral of losses and the termination of holding periods on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Call options on stocks that are not “deep in the money” may qualify as “qualified covered calls,” which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute qualified dividend income or qualify for the corporate dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the dividends-received deduction, as the case may be.

The tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by a Fund on certain U.S. and non-U.S. exchanges (including options on futures contracts, equity indices, and debt securities) will be governed by Section 1256 of the Code (“Section 1256 contracts”). Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as

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ordinary in character. Also, Section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market,” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

As a result of the special tax rules described above generally applicable to a Fund’s options transactions, such transactions could cause a substantial portion of a Fund’s income to consist of net short-term capital gain, which, when distributed, is treated as taxable to shareholders subject to U.S. income tax as ordinary income. In particular, due to Risk Premium Fund’s primary investment strategy of selling put options on various stock indices, a substantial portion of that Fund’s income could consist of short-term capital gains.

Any investment by a Fund in U.S. REIT equity securities may result in the Fund’s receipt of cash in excess of the U.S. REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in U.S. REIT equity securities also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell investments (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a Fund from a U.S. REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

Under a notice issued by the IRS in October 2006 and Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a U.S. REIT or other pass-through entity) that is attributable to a residual interest in a real estate mortgage investment conduit (“REMIC”) (including by investing in residual interests in CMOs with respect to which an election to be treated as a REMIC is in effect) or an equity interest in a taxable mortgage pool (“TMP”) (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides and the regulations are expected to provide that excess inclusion income of RICs, such as the Funds, will be allocated to shareholders of RICs in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund investing in any such interests may not be a suitable investment for certain tax-exempt investors, as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions); (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan, or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income; and (iii) in the case of a Non-U.S. Shareholder, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.

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Under current law, income of a Fund that would be treated as UBTI if earned directly by a tax-exempt entity generally will not be attributed and taxed as UBTI when distributed to tax-exempt shareholders (that is, the Fund “blocks” this income with respect to such shareholders). Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code. A tax-exempt shareholder also may recognize UBTI if a Fund recognizes excess inclusion income derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs as described above, if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes excess inclusion income, then the Fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest U.S. federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Funds.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Also very generally, the amount of the OID is treated as interest income and is included in a Fund’s taxable income (and required to be distributed by the Fund) over the term of the debt security, even though payment of that amount is not received until a later time, usually upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having market discount. Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Also very generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market

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discount” on such debt security. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance may be treated as having OID or, in certain cases, acquisition discount (very generally, the excess of the stated redemption price over the purchase price). Also very generally, a Fund will be required to include the OID or acquisition discount in income (as ordinary income) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The OID or acquisition discount accrues ratably in equal daily installments or, if the Fund so elects, at a constant (compound) interest rate. If the Fund elects the constant interest rate method, the character and timing of recognition of income by the Fund will differ from what they would have been under the default pro rata method.

Increases in the principal amount of an inflation-indexed bond will be treated as OID includible in income (as ordinary income) over the term of the bond, even though payment of that amount is not received until a later time. Decreases in the principal amount of an inflation-indexed bond generally will reduce the amount of interest from the debt instrument that would otherwise be includible in income by a Fund. In addition, if the negative inflation adjustment exceeds the income includible by a Fund with respect to the debt instrument (including any OID) for the taxable year, such excess will be an ordinary loss to the extent a Fund’s total interest inclusions on the debt instrument in prior taxable years exceed the total amount treated by the Fund as an ordinary loss on the debt instrument in prior taxable years. Any remaining excess may be carried forward to reduce taxable income and/or gain from the instrument in subsequent years.

A Fund may also purchase contingent payment debt instruments. For U.S. federal income tax purposes, holders of contingent payment debt instruments generally have to include taxable income (as interest) on a constant yield basis without regard to whether cash is received with respect thereto. Gain on the disposition of contingent payment debt instruments generally will be treated for U.S. federal income tax purposes as ordinary interest income rather than as capital gain.

If a Fund holds the foregoing kinds of debt instruments, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or, if necessary, by liquidation of portfolio investments including at a time when it may not be advantageous to do so. A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net long-term or short-term capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend or ordinary dividend, respectively, than they would in the absence of such transactions.

Very generally, where a Fund purchases a bond at a price that exceeds the redemption price at maturity, that is, at a premium, the premium is amortizable over the remaining term of the bond.

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In the case of a taxable bond, if a Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without the consent of the IRS, the Fund reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, the Fund is generally permitted to deduct any remaining premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require a Fund to reduce its tax basis by the amount of amortized premium.

Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent the Fund should recognize market discount on a debt obligation; when the Fund may cease to accrue interest, OID, or market discount; when and to what extent the Fund may take deductions for bad debts or worthless securities; and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

A Fund’s ability to pursue an investment strategy that involves investments in certain commodity-linked instruments may be limited by the Fund’s intention to qualify as a RIC, and the Fund’s strategy may bear adversely on that Fund’s ability to so qualify. Income and gains from certain commodity-linked instruments generally would not constitute qualifying income to a RIC for purposes of the 90% gross income test described above if a RIC were to invest directly in such instruments. The tax treatment of some other commodity-linked instruments in which a Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a RIC. If a Fund were to treat income or gains from a particular instrument as qualifying income and the income or gains were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the Fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the Fund would fail to qualify as a RIC unless it were eligible to and did pay a tax at the Fund level. See “Loss of RIC Status” below.

In general, in order to qualify as a RIC, a Fund must, among other things, derive at least 90% of its gross income from certain specified sources (“qualifying income”). As discussed above, some Funds may gain indirect exposure to commodity-linked instruments through direct or indirect investments in wholly-owned foreign subsidiaries or through an investment in GMO Systematic Global Macro Opportunity Fund, which is a partnership for U.S. federal tax purposes and which, in turn, invests in its wholly-owned foreign subsidiary. Each of Benchmark-Free Fund (through its investment in GMO GAAR Implementation Fund), GMO Systematic Global Macro Opportunity Fund, Implementation Fund, and Special Opportunities Fund achieves indirect exposure to commodities through foreign subsidiaries, which, in turn, invest in various commodity-related derivatives. Benchmark-Free Fund, Implementation Fund, Special Opportunities Fund and Funds that invest in GMO Systematic Global Macro Opportunity Fund should generally be entitled to treat all of the income that they recognize from their respective direct or indirect investments, as applicable, in wholly-owned foreign subsidiaries as qualifying income. There is a risk, however, that the IRS could determine that some or all of the income derived from investments in one or more of these foreign subsidiaries is not qualifying income,

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which might adversely affect the ability of Benchmark-Free Fund, Implementation Fund, Special Opportunities Fund or a Fund that invests in GMO Systematic Global Macro Opportunity Fund, as the case may be, to qualify as a RIC. See “Loss of RIC Status” below.

In addition, a Fund may invest in Underlying RICs that invest in commodity-linked instruments or other instruments the treatment of which as securities is unclear. An Underlying RIC’s ability to pursue an investment strategy that involves investments in certain such instruments may be limited by the Underlying RIC’s intention to qualify as a RIC and the Underlying RIC’s strategy may bear adversely on that Underlying RIC’s ability to so qualify. The tax treatment of certain such instruments in which an Underlying RIC might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a RIC. If an Underlying RIC were to treat income or gains from a particular instrument as qualifying income and the income or gains were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the Underlying RIC’s nonqualifying income to exceed 10% of its gross income in any taxable year, the Underlying RIC would fail to qualify as a RIC unless it were eligible to and did pay a tax at the Underlying RIC level. If an Underlying RIC were to fail to qualify as a RIC for a particular year, the value of a Fund’s investment in such Underlying RIC and, depending on the size of the Fund’s investment in such Underlying RIC, the Fund’s ability to qualify as a RIC, could be adversely affected. See “Loss of RIC Status” below.

To the extent a Fund invests in commodities-related entities that are partnerships (other than qualified publicly traded partnerships (as defined above)), income or other trusts, or other pass-through structures for U.S. federal income tax purposes, including, for instance, certain royalty trusts and certain ETFs (e.g., ETFs investing in gold bullion), all or a portion of any income and gains from such entities could constitute non-qualifying income to the Fund for purposes of the 90% gross income requirement described above. Similarly, certain other income trusts in which a Fund may invest could be partnerships or other pass-through structures for U.S. federal income tax purposes, such that, depending on the specific assets held by the income trust, all or a portion of any income or gains from such investment could constitute non-qualifying income to the Fund. In any such cases, a Fund’s ability to pursue an investment strategy that involves investments in such entities may be limited by the Fund’s intention to qualify as a RIC and the Fund’s strategy may bear adversely on that Fund’s ability to so qualify. See “Loss of RIC Status” below.

Certain of the commodities-related ETFs in which a Fund may invest may qualify as qualified publicly traded partnerships sometimes referred to as “QPTPs”. In such cases, the net income derived from such investments will constitute qualifying income for purposes of the 90% gross income requirement described above for RIC qualification. If, however, such a vehicle were to fail to qualify as a QPTP in a particular year, a portion of the gross income derived from it in such year could constitute non-qualifying income to a Fund for purposes of the 90% gross income requirement and thus could adversely affect the Fund’s ability to qualify as a RIC for a particular year. In addition, the diversification requirement described above for RIC qualification will limit a Fund’s investments in one or more vehicles that are QPTPs to 25% of the Fund’s total assets as of the close of each quarter of the Fund’s taxable year.

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MLPs, if any, in which a Fund invests also may qualify as QPTPs, subject to the special RIC-related rules described in the immediately preceding paragraph, or, instead, may be treated as “regular” partnerships. To the extent an MLP is a regular (non-QPTP) partnership, the MLP’s income and gains allocated to a Fund will constitute qualifying income to the Fund for purposes of the 90% gross income requirement only to the extent such items of income and gain would be qualifying income if earned directly by the Fund. Thus, all or a portion of any income and gains from a Fund’s investment in an MLP that is a regular (non-QPTP) partnership could constitute non-qualifying income to the Fund for purposes of the 90% gross income requirement described above. In such cases, a Fund’s ability to pursue an investment strategy that includes investments in such entities may be limited by its intention to qualify as a RIC and its strategy may bear adversely on its ability to so qualify.

To the extent an MLP is a partnership (whether or not a QPTP), some amounts received by a Fund with respect to an investment in MLPs will likely be treated as a return of capital for U.S. federal income tax purposes because of accelerated deductions available with respect to the activities of such MLPs. If the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Further, because of these accelerated deductions, the Fund will likely realize taxable income in excess of economic gain with respect to interests in such an MLP on the disposition of such interests (or if the Fund does not dispose of the MLP, the Fund will likely realize taxable income in excess of cash flow with respect to the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its distribution requirements. The Fund may have to borrow or liquidate investments to satisfy its distribution requirements and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to sell investments or borrow money at such time. In addition, any gain recognized, either upon the sale of the a Fund’s MLP interest or sale by the MLP of property held by it, including in excess of economic gain thereon, treated as so-called “recapture income,” will be treated as ordinary income. Therefore, to the extent a Fund invests in MLPs, Fund shareholders might receive greater amounts of distributions from the Fund taxable as ordinary income than they otherwise would in the absence of such MLP investments.

Although MLPs are generally expected to be treated as partnerships for U.S. federal income tax purposes, some MLPs may be treated as “passive foreign investment companies,” “controlled foreign corporations” or “regular” corporations for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which a Fund can invest in MLPs. The U.S. federal income tax consequences of a Fund’s investments in “passive foreign investment companies” and “controlled foreign corporations” are discussed in greater detail below.

A Fund’s investments in certain passive foreign investment companies (“PFICs”), as defined below, could subject the Fund to U.S. federal income tax (including interest charges) on distributions received from a PFIC or on proceeds received from the disposition of shares in a PFIC, which tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may elect to treat a PFIC as a “qualified electing fund” (“QEF”) (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gain annually,

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regardless of whether it receives any distribution from the PFIC. Alternatively, a Fund may elect to mark the gains (and to a limited extent the losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. In general, a Fund that indirectly invests in PFICs by virtue of the Fund’s investment in Underlying RICs or other investment companies may not make such elections; rather, the Underlying RICs or other investment companies directly investing in PFICs would decide whether to make such elections. In addition, whether a foreign corporation is a PFIC is not always entirely clear. Therefore there is a risk, for example, that a Fund may not realize that a foreign corporation in which it invests is a PFIC for U.S. federal tax purposes and thus fail to timely make a QEF or mark-to-market election in respect of that corporation, in which event the Fund could be subject to the U.S. federal income taxes and interest charges described above.

A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce, or are held for the production of, passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, income from certain notional principal contracts, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Dividends paid by PFICs will not be eligible to be treated as qualified dividend income or for the dividends-received deduction.

Each of Benchmark-Free Fund (through its investment in GMO GAAR Implementation Fund), GMO Systematic Global Macro Opportunity Fund, Implementation Fund, and Special Opportunities Fund invests a portion of its assets in one or more foreign subsidiaries that are (or will be) classified as corporations for U.S. federal income tax purposes. It is expected that each subsidiary will neither be subject to taxation on its net income in the same manner as a corporation formed in the United States nor subject to branch profits tax on the income and gain derived from its activities in the United States. A foreign corporation will generally not be subject to such taxation unless it is deemed to be engaged in a U.S. trade or business.

Each subsidiary conducts (or intends to conduct) its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code (the “Safe Harbor”), pursuant to which each subsidiary, provided it is not a dealer in securities or commodities, may engage in the following activities without being deemed to be engaged in a U.S. trade or business: (i) engage in the United States in trading securities (including contracts or options to buy or sell securities) for its own account; and (ii) engage in the United States in trading, for its own

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account, commodities that are of a kind customarily dealt in on an organized commodity exchange, if the transaction is of a kind customarily consummated at such place. If certain of a subsidiary’s activities were determined to be not of the type described in the Safe Harbor, then the activities of such subsidiary may constitute a U.S. trade or business.

In addition, as described below, a foreign corporation is subject to U.S. federal income tax as if it earned income that is effectively connected with a U.S. trade or business (“ECI”) to the extent it realizes any gains from U.S. real property interests (“USRPIs”). It is not expected that a subsidiary will invest in any USRPI.

In general, a foreign corporation that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30% (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the United States and the jurisdiction in which any subsidiary is (or would be) resident that would reduce this rate of withholding tax. Income subject to such a flat tax is of a fixed or determinable annual or periodic nature and includes dividends and interest income. Certain types of income are specifically exempted from the 30% tax and thus withholding is not required on payments of such income to a foreign corporation. The 30% tax generally does not apply to capital gains (whether long-term or short-term) or to interest paid to a foreign corporation on its deposits with U.S. banks. The 30% tax also does not apply to interest which qualifies as “portfolio interest.” Very generally, the term portfolio interest includes U.S.-source interest (including OID) on an obligation in registered form, and with respect to which the person, who would otherwise be required to deduct and withhold the 30% tax, received the required statement that the beneficial owner of the obligation is not a U.S. person within the meaning of the Code.

As discussed in more detail below, FATCA (as defined below) generally imposes a reporting and 30% withholding tax regime (which is different from the withholding regime described above) with respect to certain U.S.-source income (“withholdable payments”) paid to “foreign financial institutions” and certain other non-U.S. entities when those entities fail to satisfy the applicable account documentation, information reporting, withholding, registration, certification and/or other requirements applicable to their status under FATCA. A subsidiary will be subject to the 30% withholding tax in respect of any withholdable payment it receives if it fails to satisfy these requirements, as may be applicable to the subsidiary. Each subsidiary expects to satisfy these requirements, as may be applicable to it, so as to avoid this additional 30% withholding. See “Other Reporting and Withholding Requirements” below for more discussion of these rules.

A U.S. person, including a Fund, who owns (directly or indirectly) 10% or more of the total combined voting power of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the CFC provisions of the Code. A CFC is a foreign corporation that, on any day of its taxable year, is owned (directly, indirectly, or constructively) more than 50% (measured by voting power or value) by U.S. Shareholders. From time to time, a Fund may be a U.S. Shareholder in a CFC. Additionally, from time to time, it is possible that a Fund will be a U.S. Shareholder in other CFCs. As a U.S. Shareholder, a Fund is required to include in gross income for U.S. federal income tax purposes for each taxable year of the Fund its pro rata share of its CFC’s “subpart F income” for the CFC’s taxable year ending within the Fund’s taxable year

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whether or not such income is actually distributed by the CFC, provided that the foreign corporation has been a CFC for at least 30 uninterrupted days in its taxable year. Subpart F income generally includes interest, OID, dividends, net gains from the disposition of stocks or securities, net gains from transactions (including futures, forward, and similar transactions) in commodities, receipts with respect to securities loans, and net payments received with respect to equity swaps and similar derivatives. Subpart F income is treated as ordinary income, regardless of the character of the CFC’s underlying income. Net losses incurred by a CFC during a tax year do not flow through to an investing Fund and thus will not be available to offset income or capital gain generated from that Fund’s other investments. In addition, net losses incurred by a CFC during a tax year generally cannot be carried forward by the CFC to offset gains realized by it in subsequent taxable years. To the extent a Fund invests in any foreign subsidiary treated as a CFC or other CFCs, if any, and recognizes subpart F income in excess of actual cash distributions from such CFCs, if any, it may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. Subpart F income also includes the excess of gains over losses from transactions (including futures, forward and other similar transactions) in commodities. A Fund’s recognition of any subpart F income from an investment in any foreign subsidiary treated as a CFC will increase the Fund’s tax basis in such subsidiary. Distributions by any foreign subsidiary treated as a CFC to a Fund, including in redemption of such subsidiary’s shares, will be tax free, to the extent of any such subsidiary’s previously undistributed subpart F income, and will correspondingly reduce the Fund’s tax basis in any such subsidiary, and any distributions in excess of the Fund’s tax basis in any such subsidiary will be treated as realized gain. Any losses with respect to the Fund’s shares of its subsidiary will not be currently recognized. Subpart F income is generally treated as ordinary income, regardless of the character of any foreign subsidiary treated as a CFC’s underlying income.

Each of Benchmark-Free Fund (through its investment in GMO GAAR Implementation Fund), Implementation Fund, Special Opportunities Fund, and Funds that invest in GMO Systematic Global Opportunity Fund intend to gain exposure to commodities, precious metals or other assets, in whole or in part, through direct or indirect investments in foreign subsidiaries, and each of Benchmark-Free Bond Fund and Emerging Domestic Opportunities Fund may gain exposure to commodities, precious metals or other assets, in whole or in part, through direct investments in subsidiaries. In the past, the IRS issued private letter rulings to RICs to the effect that income a fund was deemed to earn from its direct or indirect foreign subsidiary was qualifying income to the fund for purposes of the 90% gross income requirement for RIC qualification without regard to whether such income was currently paid to the parent RIC in the form of a cash dividend (“repatriated”). In 2011, the IRS suspended the issuance of such rulings. It is unclear whether or when the IRS will release published guidance on the issue, and whether such guidance would be favorable to RICs, and, for example, eliminate the need for funds to seek their own rulings, or be unfavorable. In the absence of a private letter ruling to the effect described above or guidance issued by the IRS to the same or similar effect, the Funds will employ other means of ensuring that this requirement is satisfied, including but not limited to receiving a distribution from a foreign subsidiary out of the subsidiary’s earnings and profits at least once during every taxable year.

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In particular, a Fund’s direct or indirect investment in any foreign subsidiary treated as a CFC will potentially have the effect of accelerating the Fund’s recognition of income and causing its income to be treated as ordinary income, regardless of the character of such subsidiary’s income. If a net loss is realized by any foreign subsidiary treated as a CFC, such loss is generally not available to offset the income earned by a Fund. In addition, the net losses incurred during a taxable year by any foreign subsidiary treated as a CFC cannot be carried forward by such subsidiary to offset gains realized by it in subsequent taxable years. The Funds will not receive any credit in respect of any non-U.S. tax borne by any foreign subsidiary treated as a CFC.

Although the interest on municipal obligations is generally exempt from U.S. federal income tax, distributions from a Fund derived from interest on municipal obligations are taxable to shareholders of a Fund when received. In addition, gains realized by a Fund on the sale or exchange of municipal obligations are taxable to shareholders of the Fund.

Special Tax Considerations Pertaining to a Fund’s Investment in Underlying Funds

Tax Considerations Related to the Asset Allocation Funds and Other Funds’ Investments in Underlying RICs.

If an Asset Allocation Fund or any other Fund invests substantially or entirely in shares of one or more Underlying RICs (the Asset Allocation Funds and such other Funds are referred to in this section as “Funds of Funds”), their distributable income and gains will normally consist substantially or entirely, as the case may be, of distributions from Underlying RICs and gains and losses on the disposition of shares of Underlying RICs. To the extent that an Underlying RIC realizes net capital losses on its investments for a given taxable year, a Fund of Funds investing in that Underlying RIC will not be able to benefit from those losses until and only to the extent that (i) the Underlying RIC realizes capital gains that can be reduced by those losses, or (ii) the Fund of Funds recognizes a portion or all of its share of those losses when it disposes of shares of the Underlying RIC. Moreover, even when a Fund of Funds does make such a disposition of Underlying RIC shares at a net capital loss, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for U.S. federal income tax purposes as a short-term capital loss or an ordinary deduction. A Fund of Funds also will not be able to offset any capital losses realized from its dispositions of Underlying RIC shares against its ordinary income (including distributions of any net short-term capital gains realized by an Underlying RIC).

In addition, in certain circumstances, the “wash-sale” rules under Section 1091 of the Code may apply to a Fund of Funds’ sales of Underlying RIC shares that have generated losses. A wash sale occurs if shares of an Underlying RIC are sold by the Fund of Funds at a loss and the Fund of Funds acquires additional shares of that same Underlying RIC 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Fund of Funds’ hands on sales of Underlying RIC shares (to the extent such sales are wash sales) for extended periods of time.

As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that a Fund of Funds will be required to distribute to shareholders may be greater than such amounts would have been had the Fund of Funds invested directly in

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the investments held by the Underlying RICs, rather than investing in shares of the Underlying RICs. For similar reasons, the amount or timing of distributions from a Fund of Funds qualifying for treatment as a particular character (e.g., long-term capital gain, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund of Funds invested directly in the investments held by the Underlying RICs.

Depending on a Fund of Funds’ percentage ownership in an Underlying RIC both before and after a redemption of Underlying RIC shares, the Fund’s redemption of shares of such Underlying RIC may cause it to be treated as receiving a dividend taxable as ordinary income on the full amount of the redemption instead of being treated as realizing capital gain (or loss) on the redemption of the shares of the Underlying RIC. This could be the case where the Fund of Funds holds a significant interest in an Underlying RIC that is not a “publicly offered” RIC within the meaning of the Code (e.g., certain underlying GMO Funds principally available only to other GMO Funds and certain other accredited investors, including GMO High Quality Short-Duration Bond Fund) and redeems only a small portion of such interest. Dividend treatment of a redemption by a Fund of Funds would affect the amount and character of income required to be distributed by both the Fund of Funds and the Underlying RIC for the year in which the redemption occurred. It is possible that any such dividend would qualify as qualified dividend income taxable at long-term capital gain rates ; otherwise, it would be taxable as ordinary income and could cause shareholders of the Fund of Funds to recognize higher amounts of ordinary income than if the shareholders held shares of the Underlying RICs directly.

If a Fund of Funds receives dividends from an Underlying RIC, and the Underlying RIC reports such dividends as qualified dividend income, then the Fund of Funds is permitted, in turn, to report a portion of its distributions as qualified dividend income, provided that the Fund of Funds meets the holding period and other requirements with respect to shares of the Underlying RIC.

If a Fund of Funds receives dividends from an Underlying RIC, and the Underlying RIC reports such dividends as eligible for the dividends-received deduction, then the Fund of Funds is permitted, in turn, to report a portion of its distributions as eligible for the dividends-received deduction, provided that the Fund of Funds meets the holding period and other requirements with respect to shares of the Underlying RIC.

If, at the close of each quarter of a Fund’s, including a Fund of Funds’, taxable year, at least 50% of its total assets consists of interests in Underlying RICs, that Fund of Funds will be a “qualified fund of funds.” In that case, the Fund of Funds is permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by the Fund of Funds in respect of non-U.S. investments held directly by the Fund of Funds or by an Underlying RIC in which its invests that itself elected to pass such taxes through to shareholders, so that shareholders of the Fund of Funds will be eligible to claim a tax credit or deduction for such taxes. Each eligible Asset Allocation Fund expects to make this election for any taxable year in which it directly or indirectly (through one or more Underlying RICs making this election) pays qualifying non-U.S. taxes. However, even if a Fund of Funds qualifies to make such election for any year, it may determine not to do so in its sole discretion. See “Non-U.S. Taxes” above for more information.

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Tax Considerations Related to a Fund’s Investments in Partnerships.

Special tax considerations apply if a Fund invests in investment companies treated as partnerships for U.S. federal income tax purposes, including certain GMO Trust Funds offered pursuant to separate private placement memoranda. For U.S. federal income tax purposes, a Fund investing in such a partnership generally will be allocated its share of the income, gains, losses, deductions, credits, and other tax items of the partnership so as to reflect the Fund’s interest in the partnership. A partnership in which a Fund invests may modify its partner allocations to comply with applicable tax regulations, including, without limitation, the income tax provisions under Sections 704, 706, 708, 734, 743, 754, and 755 of the Code and the regulations thereunder. It also may make special allocations of specific tax items, including gross income, gain, deduction, or loss. These modified or special allocations could result in the Fund, as a partner, receiving more or fewer items of income, gain, deduction, or loss (and/or income, gain, deduction, or loss of a different character) than it would in the absence of such modified or special allocations. A Fund will be required to include in its income its share of a partnership’s tax items, including gross income, gain, deduction, or loss, for any partnership taxable year ending within or with the Fund’s taxable year, regardless of whether or not the partnership distributes any cash to the Fund in such year.

In general, a Fund will not recognize its share of these tax items until the close of the partnership’s taxable year. However, absent the availability of an exception, a Fund will recognize its share of these tax items as they are recognized by the partnership for purposes of determining the Fund’s liability for the 4% excise tax (described above). If a Fund and a partnership have different taxable years, the Fund may be obligated to make distributions in excess of the net income and gains recognized from that partnership and yet be unable to avoid the 4% excise tax because it is without sufficient earnings and profits at the end of its taxable year. In some cases, however, a Fund can take advantage of certain safe harbors which would allow it to include its share of a partnership’s income, gain, loss, and certain other tax items at the close of the partnership’s taxable year for both excise tax purposes and general Subchapter M purposes, thus avoiding the potential complexities arising from different taxable years.

In general, cash distributions to a Fund by a partnership in which it invests (including in partial or complete redemption of its interest in the partnership) will represent a nontaxable return of capital to the Fund up to the amount of the Fund’s adjusted tax basis in its interest in the partnership, with any amounts exceeding such basis treated as capital gain. Any loss may be recognized by a Fund only if it redeems its entire interest in the partnership for money.

If a Fund receives allocations of income from a partnership in which it invests that are eligible for qualified dividend treatment or the dividends-received deduction, then the Fund, in turn, may report a portion of its distributions as qualified dividend income or as eligible for the dividend-received deduction, as applicable, provided certain conditions are met.

More generally, as a result of the foregoing and certain other special rules, a Fund’s investment in investment companies that are partnerships for U.S. federal income tax purposes can cause a Fund’s distributions to shareholders to vary in terms of their timing, character, and/or amount from what that Fund’s distributions would have been had the Fund invested directly in the investments held by those underlying partnerships.

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If a partnership in which a Fund invests were not treated as a partnership for U.S. federal income tax purposes and were instead taxed as a corporation, a Fund’s return on its investment in such partnership could be adversely affected.

Tax Considerations Related to a Fund’s Investments in Underlying Funds that are Disregarded Entities.

Benchmark-Free Fund invests in GMO GAAR Implementation Fund, a series of the Trust offered through a separate private placement memorandum. For U.S. federal income tax purposes, GMO GAAR Implementation Fund is disregarded as an entity separate from its sole shareholder Benchmark-Free Fund. As a result, for federal income tax purposes, including for purposes of meeting the ongoing distribution, asset diversification, qualifying income, and other requirements applicable to RICs under Subchapter M of the Code (i) Benchmark-Free Fund is treated as owning GMO GAAR Implementation Fund’s assets, including the wholly-owned foreign subsidiary in which GMO GAAR Implementation Fund invests, directly; (ii) any income, gain, loss, deduction or other tax items arising in respect of GMO GAAR Implementation Fund’s assets will be treated as if they are realized or incurred, as applicable, directly by Benchmark-Free Fund; and (iii) any distributions Benchmark-Free Fund receives from GMO GAAR Implementation Fund will have no effect on Benchmark-Free Fund for U.S. federal income tax purposes, including with respect of any liability or the requirements applicable to it for RIC treatment under the Code.

Loss of RIC Status

If a Fund were to fail to meet the income, diversification or distribution test described in “Tax Status and Taxation of Each Fund” above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest charges, making additional distributions or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to not qualify for taxation as a RIC for such year, the Fund’s income would be taxed at the Fund level at regular corporate rates, and depending on when the Fund discovered its qualification failure for a particular taxable year, the Fund may be subject to penalties and interest on any late payments of its Fund-level taxes for such year. In addition, in the event of any such loss of RIC status, all distributions from earnings and profits, including distributions of net long-term capital gains and net tax-exempt income (if any), generally would be taxable to shareholders as ordinary income. Such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund’s shares. In addition, in order to re-qualify for taxation as a RIC that is accorded special tax treatment, a Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions. If an Underlying RIC were to fail to qualify as a RIC in a particular taxable year, a Fund’s return on its investment in such Underlying RIC and, depending on the size of the Fund’s investment in such Underlying RIC, the Fund’s ability to qualify as a RIC, could be adversely affected.

Certain of a Fund’s investments could affect the amount, timing and character of the Fund’s income, gains and distributions, and could cause the Fund to recognize taxable income in excess

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of the cash generated by such investment, which may require the Fund to liquidate investments, including when it is not advantageous to do so, in order to make required distributions. Further, the application of the requirements for treatment as a RIC under the Code can be unclear with respect to certain of these investments. As a result, certain of the Fund’s investments could cause the Fund to fail to qualify as a RIC.

Backup Withholding

Each Fund (or in the case of shares held through an intermediary, the intermediary) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund (or the intermediary) with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he or she is not subject to such withholding. The backup withholding tax rate is 28%. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner’s U.S. federal income tax return, provided the appropriate information is furnished to the IRS.

Distributions to Non-U.S. Investors

In general, absent a specific statutory exemption, a Fund’s ordinary dividends are subject to a U.S. withholding tax of 30% when paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “Non-U.S. Shareholder”). To the extent withholding is made on an ordinary dividend paid to a Non-U.S. Shareholder, persons who are resident in a country that has an income tax treaty with the United States may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisers regarding the applicability and effect of such a treaty.

A Fund’s Capital Gain Dividends and Return of Capital Distributions are generally not subject to withholding when paid to a Non-U.S. Shareholder, as described more fully below.

In addition, for taxable years of a Fund beginning before January 1, 2015 (each a “pre-2015 taxable year”), a Fund is not required to withhold any amounts (i) with respect to distributions (other than distributions to a Non-U.S. Shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the Non-U.S. Shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the Non-U.S. Shareholder and the Non-U.S. Shareholder is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual Non-U.S. Shareholder, to the extent such distributions are properly reported as such by the Fund (“interest-related dividends”), and (ii) with respect to distributions (other than (A) distributions to an individual Non-U.S. Shareholder who was present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions subject to special rules regarding the disposition of “U.S. real property interests” (“USRPIs”) as described below) of net short-term capital gains in excess of net long-term capital losses, to the

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extent such distributions were properly reported as such by the Fund (“short-term capital gain dividends”). Short-term capital gain does not include gain from the sale of master limited partnerships to the extent such gain is characterized as ordinary income under the Code’s recapture provisions. A Fund is permitted to report such parts of its dividends paid in respect of a pre-2015 taxable year as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so.

Additionally, if a Fund invests in an Underlying Fund or another investment company registered under the 1940 Act, including an Underlying RIC, that reports and pays such short-term capital gain or interest-related dividends to its shareholders in respect of a taxable year of the Underlying RIC beginning before January 1, 2015, such distributions generally remain not subject to withholding if properly reported as such in respect of distributions paid by the Fund to its shareholders for a pre-2015 taxable year of the Fund. Similarly, if a Fund has invested in an Underlying Fund that is treated as a partnership for U.S. federal income tax purposes, then to the extent that the Underlying Fund has allocated to the Fund income that would have given rise to interest-related or short-term capital gain dividends if it had been earned directly by the Fund, the Fund generally is permitted to report any dividends attributable to such income in respect of a pre-2015 taxable year as interest-related or short-term capital gain dividends, as applicable.

The exemption from withholding for interest-related and short-term capital gain dividends has expired for distributions with respect to taxable years of a Fund beginning on or after January 1, 2015. It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of a Fund beginning on or after January 1, 2015, and what the terms of any such extension would be, including whether any such extension would have retroactive effect.

In the case of shares held through an intermediary, the intermediary may withhold even if a Fund properly reports the payment as an interest-related or short-term capital gain dividend to shareholders in respect of a pre-2015 taxable year. Non-U.S. Shareholders should contact their intermediaries regarding the application of these rules to their accounts.

In certain circumstances, a Non-U.S. Shareholder may be required to file appropriate U.S. federal tax forms in order to receive the benefit of these exemptions.

Under U.S. federal tax law, a Non-U.S. Shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct by the Non-U.S. Shareholder of a trade or business within the United States; (ii) in the case of a Non-U.S. Shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met; or (iii) the special rules relating to gain attributable to the sale or exchange of USRPIs apply to the Non-U.S. Shareholder’s sale of shares of a Fund or to the Capital Gain Dividend received (as described below).

Also, Non-U.S. Shareholders with respect to whom income from a Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder will in general be

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subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents, or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a Non-U.S. Shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. Again, Non-U.S. Shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisers.

Special withholding and other rules apply to distributions to Non-U.S. Shareholders from a Fund that is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of the exceptions to the definition thereof described below. Additionally, special withholding and other rules apply to the redemption of shares in a Fund that is a USRPHC or former USRPHC. Very generally, a USRPHC is a domestic corporation that holds USRPIs – USRPIs are defined as any interest in U.S. real property or any equity interest in a USRPHC or former USRPHC – the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other assets. A Fund that holds (directly or indirectly) significant interests in real estate investment trusts (as defined in Section 856 of the Code) qualifying for the special tax treatment under Subchapter M of the Code (“U.S. REITs”) may be a USRPHC. The special rules discussed in the next paragraph also apply to distributions from a Fund that would be a USRPHC absent exclusions from USRPI treatment for interests in domestically controlled U.S. REITs (or, prior to January 1, 2015, RICs) and not-greater-than-5% interests in publicly traded classes of stock in U.S. REITs or RICs.

To the extent a Fund is a USRPHC or would be a USRPHC but for the exceptions from the definition of USRPI (described above), under a special “look-through” rule, any dividend distributions by the Fund and certain distributions made by the Fund in redemption of its shares that are attributable directly or indirectly to distributions received by the Fund from a lower-tier REIT that the Fund is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of the Fund’s Non-U.S. Shareholders. If a Non-U.S. Shareholder holds (or has held in the prior year) more than a 5% interest in any class of such a Fund, such distributions generally will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholders generally will be required to file a U.S. income tax return for the year in which the gain was recognized and the Fund generally will be required to withhold 35% of the amount of such distribution. In the case of all other Non-U.S. Shareholders (i.e., those whose interest in the Fund did not exceed 5% in any class of the Fund at any time during the prior year), the USRPI distribution generally will be treated as ordinary income (regardless of any reporting by the Fund that such distribution is a short-term capital gain dividend or a Capital Gain Dividend), and the Fund generally must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such Non-U.S. Shareholder.

Prior to January 1, 2015, the special “look-through” rule discussed above for distributions by a Fund to Non-U.S. Shareholders also applied to distributions attributable to (i) gains realized on the disposition of USRPIs by the Fund and (ii) distributions received by the Fund from a lower-

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tier RIC that the Fund was required to treat as USRPI gain in its hands. It is currently unclear whether Congress will extend these former “look-through” provisions to distributions made on or after January 1, 2015, and what the terms of any such extension would be, including whether any such extension would have retroactive effect.

Non-U.S. Shareholders of a Fund also may be subject to certain “wash sale” rules to prevent the avoidance of the tax filing and payment obligations discussed above through the sale and repurchase of Fund shares.

In addition, a Fund that is a USRPHC or former USRPHC must typically withhold 10% of the amount realized in a redemption by a greater-than-5% Non-U.S. Shareholder, and that shareholder typically must file a U.S. income tax return for the year of the disposition of Fund shares and pay any additional tax due on the sale. A similar withholding obligation may apply to Return of Capital Distributions by a Fund that is a USRPHC or former USRPHC to a greater-than-5% Non-U.S. Shareholder, even if all or a portion of such distribution would be treated as a return of capital to the Non-U.S. Shareholder. Prior to January 1, 2015, such withholding on these redemptions and distributions generally was not required if the Fund was a domestically controlled USRPHC or, in certain limited cases, if the Fund (whether or not domestically controlled) held substantial investments in Underlying RICs that were domestically controlled USRPHCs. These exemptions from withholding for redemptions or distributions has expired and such withholding is required, without regard to whether a Fund or any Underlying RIC in which it invests is domestically controlled. It is currently unclear whether Congress will extend this exemption for redemptions or distributions made on or after January 1, 2015, and what the terms of any such extension would be, including whether any such extension would have retroactive effect.

Non-U.S. Shareholders should consult their tax advisers (and if holding shares through an intermediary, their intermediary) concerning the application of these rules to their investment in a Fund.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a Non-U.S. Shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, for example, furnishing an IRS Form W-8BEN or W-8BEN-E). Non-U.S. shareholders in a Fund should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Also, additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisers about their particular situation.

A Non-U.S. Shareholder may be subject to state and local taxes and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

Non-U.S. shareholders described in section 892 of the Code should consult their tax advisers with respect to their investment in a Fund.

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See also “Other Reporting and Withholding Requirements” below for information regarding the potential application of an additional withholding regime.

Non-U.S. Taxes

A Fund’s non-U.S. investments may be subject to non-U.S. withholding and other taxes on dividends, interest, capital gains, or the proceeds of dispositions that will decrease a Fund’s return on its investments. A Fund may otherwise be subject to non-U.S. taxation on repatriation proceeds generated from those investments or to other transaction-based non-U.S. taxes on those investments, including potentially on a retroactive basis, which can also decrease the Fund’s return on its investments. Such non-U.S. withholding taxes and other taxes may be reduced or eliminated under income tax treaties between the United States and certain non-U.S. jurisdictions. In some cases, a Fund may seek to collect a refund in respect of taxes paid to a non-U.S. jurisdiction (see “Descriptions and Risks of Fund Investments – Risks of Non-U.S. Investments” above for more information). The non-U.S. withholding and other tax rates applicable to a Fund’s investments in certain non-U.S. jurisdictions may be higher, in certain circumstances, for instance, if a Fund has a significant number of Non-U.S. Shareholders or if a Fund or Underlying Fund invests through a subsidiary.

If, at the end of a Fund’s taxable year, more than 50% of the value of the total assets of the Fund is represented by direct investments in stock or other securities of non-U.S. corporations, the Fund may make an election that allows shareholders to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return in respect of non-U.S. taxes paid by or withheld from the Fund on its non-U.S. portfolio investments. Only non-U.S. taxes that meet certain qualifications are eligible for this pass-through treatment. If a Fund is eligible for and makes such an election, its shareholders generally will include in gross income from non-U.S. sources their pro rata shares of such taxes paid by the Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of these taxes is subject to limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize deductions on their U.S. federal income tax returns may claim a credit (but not a deduction) for such non-U.S. taxes. Certain of the Funds are eligible for and expect to make this election. However, even if a Fund is eligible to make this election, it may determine not to do so in its sole discretion, in which case any such qualified non-U.S. taxes paid by the Fund cannot be given this special “pass-through” treatment by the Fund or its shareholders. Investors should consult their tax advisers for further information relating to the foreign tax credit and deduction. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by a Fund.

In some cases, a Fund also may be eligible to pass through to its shareholders the non-U.S. taxes paid by Underlying RICs in which it invests that themselves elected to pass through such taxes to their shareholders. Each eligible Asset Allocation Fund expects to make this election for any taxable year in which it directly or indirectly (through one or more Underlying RICs making this election) pays qualifying non-U.S. taxes as described above. However, even if a Fund is eligible

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to make such an election for a given year, it may determine not to do so. See “Special Tax Considerations Pertaining to a Fund’s Investment in Underlying Funds” for more information.

Withholding taxes that are accrued on dividends in respect of (i) securities on loan pursuant to a securities lending transaction during the period that any such security was not directly held by a Fund or (ii) securities the Fund temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated as a loan for U.S. federal income tax purposes generally will not qualify as a non-U.S. tax paid by the Fund, in which case, they could not be passed through to shareholders even if the Fund meets the other requirements described above.

Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (FBAR). Shareholders should consult their intermediaries through which a Fund investment is made (if applicable), as well as a tax adviser, regarding the applicability to them of this reporting requirement.

Other Reporting and Withholding Requirements

Sections 1471-1474 of the Code and the U.S. Treasury Regulations and IRS guidance issued thereunder (collectively, “FATCA”) generally require a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”). If a shareholder fails to provide this information or otherwise fails to comply with FATCA, or an IGA, a Fund or its agent may be required to withhold under FATCA 30% of the distributions, other than distributions properly reported as capital gain dividends, the Fund makes to that shareholder and, after December 31, 2016, 30% of the gross proceeds of the sale, redemption or exchange of Fund shares and certain Capital Gain Dividends the Fund pays. If a payment by a Fund is subject to FATCA withholding, the Fund or its agent is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to Non-U.S. Shareholders described above (e.g., Capital Gain Dividends).

Payments to a shareholder will generally not be subject to FATCA withholding, provided the shareholder provides a Fund with such certifications, waivers or other documentation or information as the Fund requires, including, to the extent required, with regard to such shareholder’s direct and indirect owners, to establish the shareholder’s FATCA status and otherwise to comply with these rules. In order to avoid withholding, a shareholder that is a “foreign financial institution” (“FFI”) must either (i) become a “participating FFI” by entering into a valid U.S. tax compliance agreement with the IRS; (ii) qualify for an exception from the requirement to enter into such an agreement, for example by becoming a “deemed compliant FFI;” or (iii) be covered by and in compliance with an applicable intergovernmental agreement between the United States and a non-U.S. government to implement FATCA. In any of these cases, the investing FFI generally will be required to provide a Fund with appropriate identifiers, certifications or documentation concerning its status. The IRS has issued guidance on how FATCA interacts with other U.S. withholding tax rules and, accordingly, the above-described withholding tax may apply differently in the event that income is subject to multiple types of withholding.

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A Fund will disclose the information that it receives from (or concerning) its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation.

If an Underlying Fund were to fail to comply with FATCA or were to be a member of an “expanded affiliated group” in which a member of such group causes other members to not be in compliance with FATCA, such non-compliance could reduce a Fund’s return on its investments.

Each prospective investor is urged to consult its tax adviser regarding the applicability and consequences of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

The Funds and their shareholders may be subject to certain other tax reporting requirements as a result of the investment strategies and activities of the Funds. Certain U.S. federal, state, local and non-U.S. tax reporting requirements may require a Fund to provide certain information about its shareholders to the IRS or other similar authorities responsible for tax matters in other jurisdictions (e.g., non-U.S. countries).

Tax Shelter Reporting Regulations

Under Treasury regulations, if a shareholder recognizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct holders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

State and Local Tax Matters

Most states permit mutual funds, such as the Funds, to “pass through” to their shareholders the state tax exemption on income earned from investments in some direct U.S. Treasury obligations, as well as some limited types of U.S. government agency securities (such as Federal Farm Credit Bank and Federal Home Loan Bank securities), so long as a Fund meets all applicable state requirements. Therefore, shareholders in a Fund may be allowed to exclude from their state taxable income distributions made to them by the Fund to the extent attributable to interest the Fund directly or indirectly earned on such investments. The availability of these exemptions varies by state. Investments in securities of certain U.S. government agencies, including securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, and repurchase agreements collateralized by U.S. government securities generally do not qualify for these exemptions. Moreover, these exemptions may not be available to corporate shareholders. All shareholders should consult their tax advisers regarding the applicability of these exemptions to their situation.

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MANAGEMENT OF THE TRUST

The following tables present information as of June 30, 2015 regarding each current Trustee and officer of the Trust. Each Trustee’s and officer’s year of birth (“YOB”) is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110. Each Trustee serves in office until the earlier of (a) the election and qualification of a successor at the next meeting of shareholders called to elect Trustees or (b) the Trustee dies, resigns, or is removed as provided in the Trust’s governing documents. Each of the Trustees of the Trust, other than Mr. Kittredge, is not an “interested person” of the Trust, as such term is used in the 1940 Act (each, an “Independent Trustee”). Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. Each officer serves in office until his or her successor is elected and determined to be qualified to carry out the duties and responsibilities of the office, or until the officer resigns or is removed from office.

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Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held in the Past Five Years
INDEPENDENT TRUSTEES

Donald W. Glazer YOB: 1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004-March 2005); Trustee since December 2000.	Consultant – Law and Business[2]; Author of Legal Treatises.	40	None.

Peter Tufano YOB: 1957	Trustee	Since December 2008.	Peter Moores Dean and Professor of Finance, University of Oxford Saïd Business School (as of July 1, 2011); Sylvan C. Coleman Professor of Financial Management, Harvard Business School (1989-2011).	40	Trustee of State Street Navigator Securities Lending Trust (5 Portfolios).

Paul Braverman YOB: 1949	Trustee	Since March 2010.	Director of Courier Corporation (a book publisher and manufacturer) (January 2008-present); Director of Claren Road Asset Management, LLC (hedge fund) (January 2011-present); Director of Leerink Swann Holdings, LLC (investment bank) (October 2013-present).	40	Trustee of HIMCO Variable Insurance Trust (27 Portfolios); Director of Courier Corporation (a book publisher and manufacturer).

INTERESTED TRUSTEE AND OFFICER

Joseph B. Kittredge, Jr.[3] YOB: 1954	Trustee; President of the Trust	Trustee since March 2010; President since March 2009; Chief Executive Officer, March 2009-June 2015.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (October 2005-present); Partner, Ropes & Gray, LLP (1988-2005).	52	None.

[1]	The Fund Complex includes series of each of GMO Trust and GMO Series Trust. Mr. Kittredge also serves as a Trustee of GMO Series Trust.
[2]	As part of Mr. Glazer’s work as a consultant, he provides part-time consulting services to Goodwin Procter LLP (“Goodwin”). Goodwin has provided legal services to Renewable Resources, LLC, an affiliate of GMO; GMO, in connection with its relationship with Renewable Resources; and funds managed by Renewable Resources. Mr. Glazer has represented that he has no financial interest in, and is not involved in the provision of, such legal services. In the calendar years ended December 31, 2013 and December 31, 2014, these entities paid $2,005.60 and $1,194.25, respectively, in legal fees and disbursements to Goodwin. In correspondence with the staff of the SEC (the “Staff”) beginning in August 2006, the Independent Trustees’ legal counsel provided the Staff with information regarding Mr. Glazer’s relationship with Goodwin and his other business activities. On September 11, 2007, based on information that had been given to the Staff as of that date, the Staff provided oral no-action assurance consistent with the opinion of the Independent Trustees’ legal counsel that Mr. Glazer is not an “interested person” of the Trust.
[3]	Mr. Kittredge is an “interested person” of the Trust, as such term is used in the 1940 Act (an “Interested Trustee”), by virtue of his positions with the Trust and GMO indicated in the table above and his interest as a member of GMO.

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Information About Each Trustee’s Experience, Qualifications, Attributes, or Skills for Board Membership. As described in additional detail below under “Committees,” the Governance Committee, which is comprised solely of Independent Trustees, has responsibility for recommending to the Board of Trustees the nomination of candidates for election as Trustees, including identifying and evaluating the skill sets and qualifications of, potential candidates. In recommending the election of the current board members as Trustees, the Governance Committee generally considered the educational, business, and professional experience of each Trustee in determining his or her qualifications to serve as a Trustee of the Funds. The Governance Committee focuses on the complementary skills and experience of the Trustees as a group, as well as on those of any particular Trustee. With respect to Messrs. Glazer, Tufano, and Braverman, the Governance Committee noted that these Trustees all had considerable experience in overseeing investment management activities and/or related operations and in serving on the boards of other companies. In addition, the Committee also considered, among other factors, the particular attributes described below with respect to the various individual Trustees:

Donald W. Glazer – Mr. Glazer’s experience serving as Chairman of the Board of Trustees and as a director of other companies, his professional training and his experience as a business lawyer, including as a partner at a leading law firm, and his business experience.

Peter Tufano – Mr. Tufano’s experience serving as Trustee of the Trust and as a director of other companies, and his professional training and his experience in business and finance, including as a dean of a leading business school.

Paul Braverman – Mr. Braverman’s experience as a director, his professional training and his experience as a certified public accountant and lawyer and his experience in the management of a leading investment management firm.

Joseph B. Kittredge, Jr. – Mr. Kittredge’s experience serving as President of the Trust, President and Trustee of GMO Series Trust, and General Counsel and a Member of GMO, his professional training and his experience as a lawyer representing mutual funds and investment management firms, including as a partner at a leading law firm, and his perspective on Board matters as a senior executive of GMO.

Information relating to the experience, qualifications, attributes, and skills of the Trustees is required by the registration form adopted by the SEC, does not constitute holding out the Board or any Trustee as having any special expertise or experience, and does not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case.

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Officers

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years*
Joseph B. Kittredge, Jr. YOB: 1954	Trustee and President	Trustee since March 2010; President since March 2009; Chief Executive Officer, March 2009-June 2015.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (October 2005-present); Partner, Ropes & Gray LLP (1988-2005).

Sheppard N. Burnett YOB: 1968	Chief Executive Officer	Chief Executive Officer since June 2015; Chief Financial Officer, March 2007-June 2015; Treasurer, November 2006-June 2015; Assistant Treasurer, September 2004-November 2006.	Head of Fund Treasury and Tax, Grantham, Mayo, Van Otterloo & Co. LLC (December 2006-present).

Carly Condron YOB: 1984	Treasurer, Chief Financial Officer and Chief Accounting Officer	Treasurer and Chief Financial Officer since June 2015; Chief Accounting Officer since May 2014; Assistant Treasurer, September 2013-June 2015.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (December 2009-present); Senior Accountant, Renaissance HealthCare (February 2009-December 2009); Auditor/Senior Auditor, Deloitte & Touche (September 2006-February 2009).

John L. Nasrah YOB: 1977	Assistant Treasurer and Chief Tax Officer	Since March 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004-present).

Betty Chang YOB: 1972	Assistant Treasurer	Since September 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (July 2010-present); Assistant Treasurer (June 2009-July 2010), Manager, Fund Administration and Regulatory Affairs (2006-2009), Hambrecht & Quist Capital Management LLC.

Mahmoodur Rahman YOB: 1967	Assistant Treasurer	Since September 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2007-present).

Brian Kadehjian YOB: 1974	Assistant Treasurer and Treasury Officer	Assistant Treasurer since February 2015; Treasury Officer since September 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2002-present).

Craig Parker YOB: 1982	Assistant Treasurer	Since February 2015.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (October 2010-present); Senior Associate, PricewaterhouseCoopers LLP (September 2009-October 2010).

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Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years*
Megan Bunting YOB: 1978	Vice President and Assistant Clerk	Since September 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (September 2006-present).

Meta S. David YOB: 1982	Vice President and Assistant Clerk	Since September 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (August 2012-present).

Gregory L. Pottle YOB: 1971	Chief Compliance Officer, Vice President and Assistant Clerk	Chief Compliance Officer since May 2015; Vice President and Assistant Clerk since November 2006.	Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (May 2015-present); Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (March 2000-May 2015).

Kelly Hollister YOB: 1988	Anti-Money Laundering Officer	Since November 2014.	Compliance Associate, Grantham, Mayo, Van Otterloo & Co. LLC (May 2012-present).

*	Each officer of the Trust may also serve as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser. With the exceptions of Messrs. Kittredge and Parker, each officer listed in the table above also serves as an officer of GMO Series Trust.

Trustees’ Responsibilities. Under the provisions of the Declaration of Trust (as defined below under “Description of the Trust and Ownership of Shares”), the Trustees manage the business of the Trust, an open-end management investment company. The Trustees have all powers necessary or convenient to carry out that responsibility, including the power to engage in securities transactions on behalf of the Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with the Declaration of Trust providing for the regulation and management of the affairs of the Trust; amend and repeal By-Laws to the extent that such By-Laws do not reserve that right to the shareholders; fill vacancies in or remove members of the Board of Trustees (including any vacancies created by an increase in the number of Trustees); remove members of the Board of Trustees with or without cause; elect and remove such officers and appoint and terminate agents as they consider appropriate; appoint members of the Board of Trustees to one or more committees consisting of two or more Trustees, which may exercise the powers and authority of the Trustees, and terminate any such appointments; employ one or more custodians of the assets of the Trust and authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; retain a transfer agent or a shareholder servicing agent, or both; provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise; set record dates for the determination of Shareholders with respect to various matters; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees, and to any agent or employee of the Trust or to any such custodian or underwriter.

Board Leadership Structure and Risk Oversight. The Board of Trustees is responsible for the general oversight of each GMO Fund’s affairs and for assuring that each GMO Fund is managed in the best interests of its shareholders. The Board regularly reviews each GMO Fund’s

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investment performance as well as the quality of services provided to each GMO Fund and its shareholders by GMO and its affiliates, including shareholder servicing. At least annually, the Board reviews and evaluates the fees and operating expenses paid by each GMO Fund for these services and negotiates changes that it deems appropriate. In carrying out these responsibilities, the Board is assisted by the GMO Funds’ auditors, independent counsel to the Independent Trustees and other persons as appropriate, who are selected by and responsible to the Board. In addition, the GMO Funds’ Chief Compliance Officer reports directly to the Board.

Currently, all but one of the Trustees are Independent Trustees. The Independent Trustees must vote separately to approve all financial arrangements and other agreements with the Funds’ investment adviser, GMO, and other affiliated parties. The role of the Independent Trustees has been characterized as that of a “watchdog” charged with oversight of protecting shareholders’ interests against overreaching and abuse by those who are in a position to control or influence a fund. The Independent Trustees meet regularly as a group in executive session without representatives of GMO present. An Independent Board Member currently serves as Chairman of the Board of Trustees.

Taking into account the number, diversity, and complexity of the GMO Funds overseen by the Board of Trustees and the aggregate amount of assets under management in the GMO Funds, the Board has determined that the efficient conduct of its affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. These committees, which are described in more detail below, review and evaluate matters specified in their charters and make recommendations to the Board as they deem appropriate. Each committee may utilize the resources of the GMO Funds’ counsel and auditors as well as other persons. The committees meet from time to time, either in conjunction with regular meetings of the Board or otherwise. The membership and chair of each committee are appointed by the Board upon recommendation of the Governance Committee. The membership and chair of each committee other than the Risk Oversight Committee consists exclusively of Independent Trustees.

The Board of Trustees has determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of each GMO Fund’s affairs. While risk management is primarily the responsibility of the Fund’s investment adviser, GMO, the Board regularly receives reports, including reports from GMO and the GMO Funds’ Chief Compliance Officer, regarding investment risks, compliance risks, and certain other risks applicable to the GMO Funds. The Board’s committee structure allows separate committees, such as the Audit Committee, Pricing Committee, and Governance Committee, which are discussed in more detail below under “Committees,” to focus on different aspects of these risks within the scope of the committee’s authority and their potential impact on some or all of the GMO Funds, and to discuss with the GMO the ways in which GMO monitors and controls such risks. The Board has also established a separate Risk Oversight Committee to oversee the management of risks applicable to the Funds, to the extent such risks are not overseen by a separate standing committee of the Board or by the Board itself.

The Board recognizes that not all risks that may affect the GMO Funds can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a GMO Fund’s goals, that reports received by the Trustees with respect to risk management matters are typically

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summaries of the relevant information, and that the processes, procedures and controls employed to address risks may be limited in their effectiveness. As a result of the foregoing and other factors, risk management oversight by the Board and by the Committees is subject to substantial limitations.

Committees

The Board of Trustees has the authority to establish committees, which may exercise the power and authority of the Trustees to the extent the Board determines. The committees assist the Board of Trustees in performing its functions and duties under the 1940 Act and Massachusetts law.

The Board of Trustees currently has established four standing committees: the Audit Committee, the Pricing Committee, the Risk Oversight Committee, and the Governance Committee. During the fiscal year ended February 28, 2015, the Audit Committee held five meetings; the Governance Committee held three meetings; the Pricing Committee held four meetings; and the Risk Oversight Committee held three meetings.

Audit Committee. The Audit Committee (i) oversees the Trust’s accounting and financial reporting policies and practices and internal controls over financial reporting; (ii) oversees the quality and objectivity of the Trust’s financial statements and the independent audit of those statements; (iii) appoints, determines the independence and compensation of, and oversees the work performed by the Trust’s independent auditors in preparing or issuing an audit report or related work; (iv) approves all audit and permissible non-audit services provided to the Trust, and certain other persons by the Trust’s independent auditors; and (v) acts as a liaison between the Trust’s independent auditors and the Board of Trustees. Mr. Braverman and Mr. Tufano are members of the Audit Committee, and Mr. Glazer is an alternate member of the Audit Committee. Mr. Braverman is the Chairman of the Audit Committee.

Governance Committee. The Governance Committee oversees general GMO Fund governance-related matters, including making recommendations to the Board of Trustees relating to governance of the Trust, reviewing possible conflicts of interest and independence issues involving Trustees, considering the skill sets and qualifications of prospective Trustees and to propose to the Board candidates to serve as Trustees, overseeing the determination that any person serving as legal counsel for the Independent Trustees qualifies as “independent legal counsel,” as that term is defined in the 1940 Act, and performing any other functions delegated to it by the Board of Trustees. Mr. Glazer and Mr. Braverman are members of the Governance Committee, and Mr. Tufano is an alternate member of the Governance Committee. Mr. Glazer is the Chairman of the Governance Committee.

As described above under “Information About Each Trustee’s Experience, Qualifications, Attributes or Skills for Board Membership,” the Governance Committee has responsibility for recommending to the Board of Trustees the nomination of candidates for election as Trustees, including identifying and evaluating the skill sets and qualifications of potential candidates. Prospective nominees may be recommended by the current Trustees, the Trust’s Officers, GMO, current shareholders, or other sources that the Governance Committee deems appropriate. Candidates properly submitted by shareholders will be considered on the same basis as candidates recommended by other sources. The Governance Committee has full discretion to reject nominees.

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The Governance Committee considers a variety of qualifications, skills, and other attributes in evaluating potential candidates for nomination to the Board of Trustees. The attributes considered may include, but are not limited to: (i) relevant industry and related experience, including experience serving on other boards; (ii) skill sets, areas of expertise, abilities, and judgment; and (iii) availability and commitment to attend meetings and to perform the responsibilities of a Trustee. In evaluating potential candidates, the Governance Committee also considers the overall composition of the Board of Trustees and assesses the needs of the Board and its committees.

Shareholders may recommend nominees to the Board of Trustees by writing the Board of Trustees, c/o GMO Trust Chief Compliance Officer, GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110. A recommendation must (i) be in writing and signed by the shareholder; (ii) identify the GMO Fund to which it relates; and (iii) identify the class and number of shares held by the shareholder.

Pricing Committee. The Pricing Committee oversees the valuation of the securities and other assets held by the GMO Funds, reviews and makes recommendations regarding the Trust’s Pricing Policies, and, to the extent required by the Trust’s Pricing Policies, determines the fair value of the securities or other assets held by the GMO Funds. Mr. Tufano and Mr. Glazer are members of the Pricing Committee, and Mr. Braverman is an alternate member of the Pricing Committee. Mr. Tufano is the Chairman of the Pricing Committee.

Risk Oversight Committee. The Risk Oversight Committee assists the Board in overseeing the management of risks applicable to the GMO Funds to the extent those risks are not overseen by another standing committee of the Board or by the Board itself (e.g., financial reporting and audit-related operational or compliance risks, which are overseen by the Audit Committee, valuation-related operational or compliance risks, which are overseen by the Pricing Committee, or legal risks, which are overseen by the Board as a whole) including, without limitation, investment, operational and compliance risks. All of the Trustees are members of the Risk Oversight Committee, and Messrs. Braverman and Tufano are Co-Chairmen of the Risk Oversight Committee.

Trustee Fund Ownership

The following table sets forth ranges of the current Trustees’ direct beneficial share ownership in the Funds and the aggregate dollar ranges of their direct beneficial share ownership in all series of GMO Trust and GMO Series Trust (the “Family of Investment Companies”) as of December 31, 2014.

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Name/Funds	Dollar Range of Shares Directly Owned in the Funds	Aggregate Dollar Range of Shares Directly Owned in all Registered Investment Companies (whether or not offered in the Prospectus) Overseen by Trustee in Family of Investment Companies
INDEPENDENT TRUSTEES

Donald W. Glazer Alpha Only Fund Benchmark-Free Allocation Fund Emerging Markets Fund Global Focused Equity Fund Quality Fund	Over $100,000 Over $100,000 Over $100,000 Over $100,000 $10,001-$50,000	Over $100,000

Peter Tufano	None	None

Paul Braverman	None	None

INTERESTED TRUSTEE

Joseph B. Kittredge, Jr.	None	None

The following table sets forth ranges of the current Trustees’ indirect beneficial share ownership in the Funds and the aggregate dollar range of their indirect beneficial share ownership in the Family of Investment Companies as of December 31, 2014.

Name/Funds	Dollar Range of Shares Indirectly Owned in the Funds	Aggregate Dollar Range of Shares Indirectly Owned in all Registered Investment Companies (whether or not offered in the Prospectus) Overseen by Trustee in Family of Investment Companies
INDEPENDENT TRUSTEES

Donald W. Glazer Alpha Only Fund Debt Opportunities Fund Emerging Country Debt Fund Special Opportunities Fund U.S. Treasury Fund	Over $100,000 $50,001-$100,000 $50,001-$100,000 $10,001-$50,000 $10,001-$50,000	Over $100,000

Peter Tufano	None	None

Paul Braverman	None	None

INTERESTED TRUSTEE

Joseph B. Kittredge, Jr.	None	None

Independent Trustee Ownership of Securities Issued by GMO or Principal Underwriter

None.

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Independent Trustee Ownership of Related Companies

The following table sets forth information about securities owned by the current Independent Trustees and their family members, as of December 31, 2014, in GMO, Funds Distributor, LLC, the GMO Funds’ principal underwriter, or entities directly or indirectly controlling, controlled by, or under common control with GMO or Funds Distributor, LLC.

Name of Independent Trustee	Name of Owner(s) and Relationship to Trustee	Company	Title of Class	Value of Securities²	% of Class
Donald W. Glazer	Self	GMO Multi-Strategy Fund (Offshore), a private investment company managed by GMO.[1]	Limited partnership interest – Class A	$642,997.28	0.01%
Peter Tufano	N/A	None	N/A	N/A	N/A
Paul Braverman	N/A	None	N/A	N/A	N/A

[1]	GMO may be deemed to “control” this fund by virtue of its serving as investment manager of the fund and by virtue of its ownership interest in the fund.
[2]	Securities valued as of December 31, 2014.

Remuneration. The Trust has adopted a compensation policy for its Independent Trustees. Each Independent Trustee receives an annual retainer from the Trust for his services. In addition, each Chairman of the Trust’s standing committees and the Chairman of the Board of Trustees receive an annual fee. The Trust reimburses the Independent Trustees for travel expenses incurred in connection with attending Board and committee meetings. The Trust pays no additional compensation for travel time to meetings, attendance at director’s educational seminars or conferences, service on industry or association committees, participation as speakers at directors’ conferences, or service on special director task forces or subcommittees, although the Trust does reimburse Independent Trustees for seminar or conference fees and for travel expenses incurred in connection with attendance at seminars or conferences. The Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.

Other than as set forth in the following table, no Trustee of the Trust received any direct compensation from the Fund Complex or any Fund during the fiscal year ended February 28, 2015:

	Donald W. Glazer, Trustee		Peter Tufano, Trustee		Paul Braverman, Trustee
Alpha Only Fund	$12,499		$10,596		$10,631
Asset Allocation Bond Fund	$14,378		$12,119		$12,316
Benchmark-Free Allocation Fund	$59,060		$49,822		$50,427
Benchmark-Free Bond Fund	$9	[1]	$8	[1]	$8	[1]

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	Donald W. Glazer, Trustee		Peter Tufano, Trustee		Paul Braverman, Trustee
Benchmark-Free Fund	$15,044		$12,687		$12,809
Core Plus Bond Fund	$2,766		$2,646		$2,651
Currency Hedged International Bond Fund	$234		$197		$199
Debt Opportunities Fund	$6,280		$5,283		$5,311
Developed World Stock Fund	$1,423		$1,201		$1,209
Emerging Countries Fund	$166		$141		$141
Emerging Country Debt Fund	$10,889		$9,182		$9,276
Emerging Domestic Opportunities Fund	$8,442		$7,129		$7,180
Emerging Markets Fund	$24,154		$20,396		$20,492
Foreign Fund	$1,176		$994		$995
Foreign Small Companies Fund	$3,468		$2,929		$2,947
Global Asset Allocation Fund	$16,764		$14,158		$14,237
Global Bond Fund	$242		$204		$201
Global Developed Equity Allocation Fund	$5,365		$4,530		$4,564
Global Equity Allocation Fund	$11,138		$9,387		$9,499
Global Focused Equity Fund	$36		$30		$30
Implementation Fund	$42,372		$35,725		$36,205
International Bond Fund	$157		$132		$133
International Developed Equity Allocation Fund	$3,663		$3,093		$3,113
International Equity Allocation Fund	$5,461		$4,614		$4,633
International Equity Fund	$43,086		$36,379		$36,602
International Large/Mid Cap Equity Fund	$6,357		$5,367		$5,389
International Small Companies Fund	$987		$833		$836
Quality Fund	$35,997		$30,354		$30,507
Resources Fund	$551		$467		$465
Risk Premium Fund	$2,042		$1,728		$1,726
Special Opportunities Fund	$1,095		$912		$957
Strategic Opportunities Allocation Fund	$7,725		$6,519		$6,565
Taiwan Fund	$474		$402		$402
Tax-Managed International Equities Fund	$1,450		$1,224		$1,230
U.S. Equity Allocation Fund	$24,389		$20,461		$20,579
U.S. Treasury Fund	$6,760		$5,710		$5,753
Pension or Retirement Benefits Accrued as Part of Fund Expenses:	N/A		N/A		N/A
Estimated Annual Benefits Upon Retirement:	N/A		N/A		N/A
Total Compensation from the Fund Complex:	$385,367	[2]	$325,640	[2]	$328,241	[2]

[1]	Reflects an estimate of the direct compensation to be paid to each Trustee for the Fund’s initial fiscal year ending February 28, 2016. Actual direct compensation paid to the Trustees will vary depending on the net assets of the Fund throughout its initial fiscal year.
[2]	Reflects actual direct compensation received during the fiscal year ended February 28, 2015 from series of the Fund Complex that had commenced operations on or before February 28, 2015, which consisted of 47 series of GMO Trust and GMO Series Trust.

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No officer of the Trust received aggregate compensation exceeding $60,000 from any Fund offered in the Prospectus during the fiscal year ended February 28, 2015.

Mr. Kittredge does not receive any compensation from the Fund Complex, but as a member of GMO will benefit from management, shareholder servicing, administration, and any other fees paid to GMO and its affiliates by the Funds and various other series of the Fund Complex not offered through the Prospectus. The officers of the Trust do not receive any employee benefits such as pension or retirement benefits or health insurance from the Trust.

As of June 11, 2015, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each class of shares of each Fund offered in the Prospectus, with the exception of Global Focused Equity Fund of which the Trustees and officers of the Trust as a group owned 2.63% of the outstanding shares.

Code of Ethics. The Trust and GMO have each adopted a Code of Ethics pursuant to the requirements of the 1940 Act. Under each Code of Ethics, personnel are permitted to engage in personal securities transactions only in accordance with specified conditions relating to their position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be purchased or held by the Funds are permitted, subject to compliance with each Code. Personal securities transactions must be reported quarterly and broker confirmations must be provided for review.

The independent Trustees of the Trust are subject to a separate Code of Ethics for the Independent Trustees pursuant to the requirements of the 1940 Act. Transactions by the Independent Trustees in securities, including securities that may be purchased or held by the Funds, are permitted, subject to compliance with the Code of Ethics. Pursuant to the Code of Ethics, an Independent Trustee ordinarily is not required to report his or her personal securities transactions or to identify his or her brokerage accounts to a Fund or its representatives, subject to certain limited exceptions specified in the Code of Ethics.

The Funds’ principal underwriter, which is not affiliated with the Funds or GMO, also has adopted a Code of Ethics pursuant to the requirements of the 1940 Act. Transactions in securities effected by the principal underwriter’s personnel who are designated as Access Persons under the Code of Ethics, including securities that may be purchased or held by the Funds, are permitted, subject to compliance with the Code of Ethics.

INVESTMENT ADVISORY AND OTHER SERVICES

Management Contracts

As disclosed in the Prospectus under the heading “Management of the Trust,” under separate Management Contracts (each, a “Management Contract”) between the Trust, on behalf of the Funds, and GMO, subject to such policies as the Trustees of the Trust may determine, GMO furnishes continuously an investment or asset allocation program, as applicable, for each Fund, and makes investment decisions on behalf of the Fund and places all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, GMO also manages, supervises, and conducts the other affairs and business of the Trust, furnishes office space and

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equipment, provides bookkeeping and certain clerical services, and pays all salaries, fees, and expenses of officers and Trustees of the Trust who are affiliated with GMO. As indicated under “Portfolio Transactions – Brokerage and Research Services,” the Trust’s portfolio transactions may be placed with brokers who furnish GMO, at no cost, research, statistical and quotation services of value to GMO in advising the Trust or its other clients.

In addition, as disclosed in the Prospectus, GMO has contractually agreed to waive and/or reimburse each Fund for specified Fund expenses through at least June 30, 2016.

Each Management Contract provides that GMO shall not be subject to any liability in connection with the performance of its services in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

Each Management Contract was approved by the Trustees of the Trust (including a majority of the Trustees who were not “interested persons” of GMO) and by the relevant Fund’s sole initial shareholder in connection with the organization of the Trust and the establishment of the Funds. Generally, each Management Contract continues in effect for a period of two years from the date of its execution and continuously thereafter so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of GMO or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the relevant Fund. Each Management Contract automatically terminates on assignment, and is terminable on not more than 60 days’ notice by the Trust to GMO. In addition, each Management Contract may be terminated on not more than 60 days’ written notice by GMO to the Trust.

For each Fund, the Management Fee is calculated based on a fixed percentage of the Fund’s average daily net assets. Pursuant to their Management Contracts, the Funds that commenced operations prior to the end of the most recent fiscal year have paid the following amounts as Management Fees to GMO during the last three fiscal years:

	Gross	Reduction	Net
ALPHA ONLY FUND
Year ended 2/28/15	$19,583,444	$1,506,024	$18,077,420
Year ended 2/28/14	16,993,837	10,429,113	6,564,724
Year ended 2/28/13	14,060,557	10,623,001	3,437,556

ASSET ALLOCATION BOND FUND
Year ended 2/28/15	$11,266,713	$969,199	$10,297,514
Year ended 2/28/14	4,052,593	273,483	3,779,110
Year ended 2/28/13	386,890	115,037	271,853

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	Gross	Reduction	Net
BENCHMARK-FREE ALLOCATION FUND
Year ended 2/28/15	$120,035,547	$32,024,649	$88,010,898
Year ended 2/28/14	60,739,219	21,890,854	38,848,365
Year ended 2/28/13	12,139,663	4,446,079	7,693,584

BENCHMARK-FREE BOND FUND
Year ended 2/28/15[1]	$12,154	$12,154	$0
Year ended 2/28/14	N/A	N/A	N/A
Year ended 2/28/13	N/A	N/A	N/A

BENCHMARK-FREE FUND
Year ended 2/28/15	$0	$0	$0
Year ended 2/28/14	0	0	0
Year ended 2/28/13	0	0	0

CORE PLUS BOND FUND
Year ended 2/28/15	$601,406	$269,744	$331,662
Year ended 2/28/14	598,670	284,059	314,611
Year ended 2/28/13	591,413	304,138	287,275

CURRENCY HEDGED INTERNATIONAL BOND FUND
Year ended 2/28/15	$183,825	$157,367	$26,458
Year ended 2/28/14	174,708	162,339	12,369
Year ended 2/28/13	172,393	172,393	0

DEBT OPPORTUNITIES FUND[2]
Year ended 2/28/15	$4,855,961	$587,052	$4,268,909
Year ended 2/28/14	2,786,510	254,241	2,532,269
Year ended 2/28/13	1,237,753	174,721	1,063,032

DEVELOPED WORLD STOCK FUND
Year ended 2/28/15	$2,011,349	$627,719	$1,383,630
Year ended 2/28/14	1,812,015	413,561	1,398,454
Year ended 2/28/13	1,529,723	371,785	1,157,938

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	Gross	Reduction	Net
EMERGING COUNTRIES FUND
Year ended 2/28/15	$340,974	$151,016	$189,958
Year ended 2/28/14	607,734	403,882	203,852
Year ended 2/28/13	1,082,793	350,056	732,737

EMERGING COUNTRY DEBT FUND
Year ended 2/28/15	$11,944,684	$0	$11,944,684
Year ended 2/28/14	9,266,874	0	9,266,874
Year ended 2/28/13	6,763,514	1,838	6,761,676

EMERGING DOMESTIC OPPORTUNITIES FUND
Year ended 2/28/15	$19,819,378	$861,632	$18,957,746
Year ended 2/28/14	17,022,354	668,506	16,353,848
Year ended 2/28/13	7,393,443	335,112	7,058,331

EMERGING MARKETS FUND
Year ended 2/28/15	$56,988,809	$2,595,455	$54,393,354
Year ended 2/28/14	66,788,186	2,921,216	63,866,970
Year ended 2/28/13	78,738,177	3,114,809	75,623,368

FOREIGN FUND
Year ended 2/28/15	$2,226,225	$477,122	$1,749,103
Year ended 2/28/14	2,718,282	518,542	2,199,740
Year ended 2/28/13	5,006,034	610,148	4,395,886

FOREIGN SMALL COMPANIES FUND
Year ended 2/28/15	$7,632,813	$725,114	$6,907,699
Year ended 2/28/14	6,443,769	653,270	5,790,499
Year ended 2/28/13	4,292,084	584,519	3,707,565

GLOBAL ASSET ALLOCATION FUND
Year ended 2/28/15	$0	$0	$0
Year ended 2/28/14	0	0	0
Year ended 2/28/13	0	0	0

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	Gross	Reduction	Net
GLOBAL BOND FUND
Year ended 2/28/15	$147,489	$119,673	$27,816
Year ended 2/28/14	276,516	125,917	150,599
Year ended 2/28/13	309,732	154,910	154,822

GLOBAL DEVELOPED EQUITY ALLOCATION FUND
Year ended 2/28/15	$0	$0	$0
Year ended 2/28/14	0	0	0
Year ended 2/28/13	0	0	0

GLOBAL EQUITY ALLOCATION FUND
Year ended 2/28/15	$0	$0	$0
Year ended 2/28/14	0	0	0
Year ended 2/28/13	0	0	0

GLOBAL FOCUSED EQUITY FUND
Year ended 2/28/15	$67,672	$67,672	$0
Year ended 2/28/14	59,070	59,070	0
Year ended 2/28/13	40,602	40,602	0

IMPLEMENTATION FUND
Year ended 2/28/15	$0	$0	$0
Year ended 2/28/14	0	0	0
Year ended 2/28/13	0	0	0

INTERNATIONAL BOND FUND
Year ended 2/28/15	$124,372	$124,372	$0
Year ended 2/28/14	158,876	158,876	0
Year ended 2/28/13	177,913	177,913	0

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND
Year ended 2/28/15	$0	$0	$0
Year ended 2/28/14	0	0	0
Year ended 2/28/13	0	0	0

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	Gross	Reduction	Net
INTERNATIONAL EQUITY ALLOCATION FUND
Year ended 2/28/15	$0	$0	$0
Year ended 2/28/14	0	0	0
Year ended 2/28/13	0	0	0

INTERNATIONAL EQUITY FUND
Year ended 2/28/15	$67,613,295	$5,406,154	$62,207,141
Year ended 2/28/14	62,058,541	4,946,186	57,112,355
Year ended 2/28/13	40,501,597	3,521,901	36,979,696

INTERNATIONAL LARGE/MID CAP EQUITY FUND
Year ended 2/28/15	$7,590,719	$1,328,205	$6,262,514
Year ended 2/28/14	10,565,501	1,705,994	8,859,507
Year ended 2/28/13	15,716,166	2,020,859	13,695,307

INTERNATIONAL SMALL COMPANIES FUND
Year ended 2/28/15	$1,865,551	$531,293	$1,334,258
Year ended 2/28/14	2,092,375	536,901	1,555,474
Year ended 2/28/13	1,957,957	563,927	1,394,030

QUALITY FUND
Year ended 2/28/15	$37,261,597	$1,870,123	$35,391,474
Year ended 2/28/14	44,928,995	1,976,644	42,952,351
Year ended 2/28/13	50,332,073	2,494,490	47,837,583

RESOURCES FUND
Year ended 2/28/15	$869,544	$152,923	$716,621
Year ended 2/28/14	940,198	205,673	734,525
Year ended 2/28/13	140,623	140,623	0

RISK PREMIUM FUND
Year ended 2/28/15	$2,905,620	$224,547	$2,681,073
Year ended 2/28/14	3,268,436	333,343	2,935,093
Year ended 2/28/13[3]	644,707	135,845	508,862

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	Gross	Reduction	Net
SPECIAL OPPORTUNITIES FUND
Year ended 2/28/15[4]	$4,152,831	$67,684	$4,085,147
Year ended 2/28/14	N/A	N/A	N/A
Year ended 2/28/13	N/A	N/A	N/A

STRATEGIC OPPORTUNITIES ALLOCATION FUND
Year ended 2/28/15	$0	$0	$0
Year ended 2/28/14	0	0	0
Year ended 2/28/13	0	0	0

TAIWAN FUND
Year ended 2/28/15	$1,208,884	$0	$1,208,884
Year ended 2/28/14	891,727	0	891,727
Year ended 2/28/13	502,467	90	502,377

TAX-MANAGED INTERNATIONAL EQUITIES FUND
Year ended 2/28/15	$2,281,763	$545,338	$1,736,425
Year ended 2/28/14	2,462,037	510,859	1,951,178
Year ended 2/28/13	2,363,460	549,076	1,814,384

U.S. EQUITY ALLOCATION FUND
Year ended 2/28/15	$23,059,382	$1,436,176	$21,623,206
Year ended 2/28/14	6,325,199	374,084	5,951,115
Year ended 2/28/13	4,435,262	353,083	4,082,179

U.S. TREASURY FUND
Year ended 2/28/15	$1,699,375	$1,699,375	$0
Year ended 2/28/14	2,027,950	2,027,950	0
Year ended 2/28/13	2,010,059	2,010,059	0

[1]	Reflects Management Fees paid from the Fund’s commencement of operations on November 18, 2014 through February 28, 2015.
[2]	GMO Debt Opportunities Fund, a former series of GMO Trust offered pursuant to a private placement memorandum (the “Predecessor Fund”) is the accounting and performance successor to the Fund. The Predecessor Fund had an investment objective and policies and restrictions substantially identical to those of the Fund. Effective February 12, 2014, the Predecessor Fund merged into the Fund (which was formerly known as GMO Short-Duration Collateral Fund), and the surviving entity was renamed “GMO Debt Opportunities Fund.” Management Fees paid to GMO by the Fund through February 11, 2014 are those of the Predecessor Fund.

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[3]	Reflects Management Fees paid from the Fund’s commencement of operations on November 15, 2012 through February 28, 2013.
[4]	Reflects Management Fees paid from the Fund’s commencement of operations on July 28, 2014 through February 28, 2015.

In the event that GMO ceases to be the manager of a Fund, the right of the Trust to use the identifying initials “GMO” and the name “Grantham, Mayo, Van Otterloo & Co. LLC” may be withdrawn.

Portfolio Management

Management of each Fund is the responsibility of one or more investment teams comprising investment professionals associated with GMO. Each team’s members work collaboratively to manage a Fund’s portfolio, and no one person is primarily responsible for management of any Fund.

The following table sets forth information about accounts overseen or managed by the senior members of the teams as of February 28, 2015 (except as otherwise noted below).

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Senior Member	Registered investment companies managed (including non-GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world-wide)		Separate accounts managed (world-wide)
	Number of accounts[1]	Total assets[1]	Number of accounts	Total assets	Number of accounts	Total assets
Joe Auth	1	$1,744,127,034	0	0	0	0
Amit Bhartia	1	$2,623,123,698	0	0	0	0
Warren Chiang[2]	4	6,860,993,164	0	0	0	0
Thomas Cooper	1	$3,971,359,884	4	$3,193,166,525	0	0
David Cowan	13	$38,059,574,908	8	$7,215,317,436	23	$5,213,453,179
Arjun Divecha	5	$9,904,395,627	3	$714,947,859	6	$2,406,587,115
Michael Emanuel	7	$6,161,795,423	4	$1,119,681,099	4	$463,573,517
Thomas Hancock	13	$38,059,574,908	8	$7,215,317,436	23	$5,213,453,179
Chris Hudson	1	$152,902	0	0	0	0
Ben Inker	35	$54,197,368,780	16	$9,034,706,439	190	$19,987,730,464
Greg Jones	8	$7,905,922,456	0	0	0	0
Greg Shell	1	$11,200,863	0	0	0	0
Drew Spangler	3	$1,410,761,511	1	$1,184,003,219	3	$1,866,764,059
Sam Wilderman	35	$54,197,368,780	16	$9,034,706,439	190	$19,987,730,464

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	Registered investment companies managed for which GMO receives a performance- based fee (including non-GMO mutual fund subadvisory relationships)		Other pooled investment vehicles managed (world-wide) for which GMO receives a performance-based fee		Separate accounts managed (world-wide) for which GMO receives a performance- based fee
	Number of accounts[1]	Total assets[1]	Number of accounts	Total assets	Number of accounts	Total assets
Joe Auth	0	0	0	0	0	0
Amit Bhartia	0	0	0	0	0	0
Warren Chiang[2]	0	0	0	0	0	0
Thomas Cooper	0	0	1	$1,018,118,283	0	0
David Cowan	0	0	2	$777,510,291	3	$325,885,445
Arjun Divecha	0	0	0	0	1	$308,516,580
Michael Emanuel	0	0	0	0	1	$335,265,020
Thomas Hancock	0	0	2	$777,510,291	3	$325,885,445
Chris Hudson	0	0	0	0	0	0
Ben Inker	0	0	5	$1,301,542,070	145	$15,483,542,550
Greg Jones	0	0	0	0	0	0
Greg Shell	0	0	0	0	0	0
Drew Spangler	0	0	0	0	1	$1,042,500,162
Sam Wilderman	0	0	5	$1,301,542,070	145	$15,483,542,550

[1]	For some senior members, “Total assets” includes assets invested by other GMO Funds (including GMO Funds not offered through the Prospectus).
[2]	Information about the accounts overseen or managed by Mr. Chiang, who became a senior member effective June 30, 2015, is provided as of June 15, 2015.

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Because each senior member manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of a Fund and the investment strategy of the other accounts managed by the senior member and potential conflicts in the allocation of investment opportunities between a Fund and the other accounts.

Senior members of each team are generally members (partners) of GMO. As of February 28, 2015, the compensation of each senior member consisted of a fixed annual base salary and, possibly, an additional, discretionary, bonus related to the senior member’s contribution to GMO’s success and, in the case of partners, a partnership interest in the firm’s profits. The compensation program does not disproportionately reward outperformance by higher-fee/performance-fee products. Base salary is determined by taking into account current industry norms and market data to ensure that GMO pays a competitive base salary. A discretionary bonus may be paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market. The level of partnership interest is determined by taking into account the individual’s contribution to GMO and its mission statement. Because each person’s compensation is based on his or her individual performance, GMO does not have a typical percentage split among base salary, bonus, and other compensation. A GMO partnership interest is the primary incentive for persons to maintain employment with GMO. GMO believes this is the best incentive to maintain stability of portfolio management personnel.

Senior Member Fund Ownership. The following table sets forth the dollar range of each senior member’s direct beneficial share ownership, as of February 28, 2015 (except as otherwise noted below), in the Funds offered in the Prospectus that are overseen or managed by the senior member as of the date of this SAI:

Name of Senior Member	Dollar Range of Shares Directly Owned in the Fund
Joe Auth	Debt Opportunities Fund	None

Amit Bhartia	Emerging Domestic Opportunities Fund	None

Warren Chiang[1]	Emerging Countries Fund Emerging Markets Fund Taiwan Fund	None None None

Thomas Cooper	Emerging Country Debt Fund	None

David Cowan

Developed World Stock Fund

International Equity Fund

International Large/Mid Cap Equity Fund

International Small Companies Fund

Quality Fund

Resources Fund

Risk Premium Fund

Tax-Managed International Equities Fund

U.S. Equity Allocation Fund

None None None None None None None None None

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Name of Senior Member	Dollar Range of Shares Directly Owned in the Fund
Arjun Divecha	Emerging Countries Fund Emerging Domestic Opportunities Fund Emerging Markets Fund Taiwan Fund	None Over $1,000,000 Over $1,000,000 None

Michael Emanuel	Asset Allocation Bond Fund Benchmark-Free Bond Fund Core Plus Bond Fund Currency Hedged International Bond Fund Global Bond Fund International Bond Fund U.S. Treasury Fund	None None None None None None None

Greg Shell	Global Focused Equity Fund	$50,001–$100,000

Thomas Hancock

Developed World Stock Fund

International Equity Fund

International Large/Mid Cap Equity Fund

International Small Companies Fund

Quality Fund

Resources Fund

Risk Premium Fund

Tax-Managed International Equities Fund

U.S. Equity Allocation Fund

None None None None None Over $1,000,000 None Over $1,000,000 None

Chris Hudson	Special Opportunities Fund	None

Ben Inker

Alpha Only Fund

Asset Allocation Bond Fund

Benchmark-Free Allocation Fund

Benchmark-Free Bond Fund

Benchmark-Free Fund

Core Plus Bond Fund

Currency-Hedged International Bond Fund

Debt Opportunities Fund

Developed World Stock Fund

Global Asset Allocation Fund

Global Bond Fund

Global Developed Equity Allocation Fund

Global Equity Allocation Fund

Implementation Fund

International Bond Fund

International Developed Equity Allocation Fund

International Equity Allocation Fund

International Equity Fund

International Large/Mid Cap Equity Fund

International Small Companies Fund

None None Over $1,000,000 None None None None None None None None None None None None None None None None None

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Name of Senior Member	Dollar Range of Shares Directly Owned in the Fund
	Resources Fund Special Opportunities Fund Strategic Opportunities Allocation Fund Tax-Managed International Equities Fund U.S. Equity Allocation Fund U.S. Treasury Fund	$500,001–$1,000,000 None None $100,001–$500,000 None None

Greg Jones	Asset Allocation Bond Fund Benchmark-Free Bond Fund Core Plus Bond Fund Currency Hedged International Bond Fund Global Bond Fund International Bond Fund U.S. Treasury Fund	None None None None None None None

Drew Spangler	Foreign Fund Foreign Small Companies Fund Global Focused Equity Fund	$10,001–$50,000 None $100,001–$500,000

Sam Wilderman

Alpha Only Fund

Asset Allocation Bond Fund

Benchmark-Free Allocation Fund

Benchmark-Free Bond Fund

Benchmark-Free Fund

Core Plus Bond Fund

Currency Hedged International Bond Fund

Debt Opportunities Fund

Developed World Stock Fund

Global Asset Allocation Fund

Global Bond Fund

Global Developed Equity Allocation Fund

Global Equity Allocation Fund

Implementation Fund

International Bond Fund

International Developed Equity Allocation Fund

International Equity Allocation Fund

International Equity Fund

International Large/Mid Cap Equity Fund

International Small Companies Fund

Resources Fund

Special Opportunities Fund

Strategic Opportunities Allocation Fund

Tax-Managed International Equities Fund

U.S. Equity Allocation Fund

U.S. Treasury Fund

None None Over $1,000,000 None None None None None None None None None None None None None None None None None None None None None None None

[1]	Information about the dollar range of shares directly owned by Mr. Chiang, who became a senior member effective June 30, 2015, is provided as of June 15, 2015.

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The following table sets forth the dollar range of each senior member’s indirect beneficial share ownership, as of February 28, 2015 (except as otherwise noted below), in the Funds offered in the Prospectus that are overseen or managed by the senior member as of the date of this SAI, by virtue of the senior member’s direct ownership of shares of certain other Funds of the Trust that invest in the Funds:

Name of Senior Member	Dollar Range of Shares Indirectly Owned in the Fund
Joe Auth	Debt Opportunities Fund	None

Amit Bhartia	Emerging Domestic Opportunities Fund	None

Warren Chiang[1]	Emerging Countries Fund Emerging Markets Fund Taiwan Fund	None None None

Thomas Cooper	Emerging Country Debt Fund	$50,001–$100,000

David Cowan

Developed World Stock Fund

International Equity Fund

International Large/Mid Cap Equity Fund

International Small Companies Fund

Quality Fund

Resources Fund

Risk Premium Fund

Tax-Managed International Equities Fund

U.S. Equity Allocation Fund

None None None None None None None None None

Arjun Divecha	Emerging Countries Fund Emerging Domestic Opportunities Fund Emerging Markets Fund Taiwan Fund	None None None None

Michael Emanuel	Asset Allocation Bond Fund Benchmark-Free Bond Fund Core Plus Bond Fund Currency Hedged International Bond Fund Global Bond Fund International Bond Fund U.S. Treasury Fund	None None None None None None None

Greg Shell	Global Focused Equity Fund	None

Thomas Hancock	Developed World Stock Fund International Equity Fund International Large/Mid Cap Equity Fund International Small Companies Fund Quality Fund Resources Fund	None None None None None None

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Name of Senior Member	Dollar Range of Shares Indirectly Owned in the Fund
	Risk Premium Fund Tax-Managed International Equities Fund U.S. Equity Allocation Fund	None None None

Chris Hudson	Special Opportunities Fund	None

Ben Inker

Alpha Only Fund

Benchmark-Free Allocation Fund

Benchmark-Free Fund

Developed World Stock Fund

Global Asset Allocation Fund

Global Developed Equity Allocation Fund

Global Equity Allocation Fund

Implementation Fund

International Developed Equity Allocation Fund

International Equity Allocation Fund

International Equity Fund

International Large/Mid Cap Equity Fund

International Small Companies Fund

Resources Fund

Special Opportunities Fund

Strategic Opportunities Allocation Fund

Tax-Managed International Equities Fund

U.S. Equity Allocation Fund

Over $1,000,000 None None None None None None Over $1,000,000 None None None None None None $100,001–$500,000 None None None

Greg Jones	Asset Allocation Bond Fund Benchmark-Free Bond Fund Core Plus Bond Fund Currency Hedged International Bond Fund Debt Opportunities Fund Global Bond Fund International Bond Fund U.S. Treasury Fund	$1–$10,000 None None None $1–$10,000 None None $1–$10,000

Drew Spangler	Foreign Fund Foreign Small Companies Fund Global Focused Equity Fund	None None None

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Name of Senior Member	Dollar Range of Shares Indirectly Owned in the Fund
Sam Wilderman

Alpha Only Fund

Benchmark-Free Allocation Fund

Benchmark-Free Fund

Developed World Stock Fund

Global Asset Allocation Fund

Global Developed Equity Allocation Fund

Global Equity Allocation Fund

Implementation Fund

International Developed Equity Allocation Fund

International Equity Allocation Fund

International Equity Fund

International Large/Mid Cap Equity Fund

International Small Companies Fund

Resources Fund

Special Opportunities Fund

Strategic Opportunities Allocation Fund

Tax-Managed International Equities Fund

U.S. Equity Allocation Fund

Over $1,000,000 None None None None None None Over $1,000,000 None None None None None None $500,001–$1,000,000 None None None

[1]	Information about the dollar range of shares indirectly owned by Mr. Chiang, who became a senior member effective June 30, 2015, is provided as of June 15, 2015.

Custodial Arrangements and Fund Accounting Agents. As described in the Prospectus, State Street Bank and Trust Company (“State Street Bank”), One Lincoln Street, Boston, Massachusetts 02111, serves as the Trust’s custodian and fund accounting agent on behalf of certain of the Funds, and Brown Brothers Harriman & Co. (“BBH”), 50 Post Office Square, Boston, Massachusetts 02110, serves as the Trust’s custodian and fund accounting agent on behalf of the other Funds. As such, State Street Bank or BBH holds in safekeeping certificated securities and cash belonging to a Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to a Fund. Upon instruction, State Street Bank or BBH receives and delivers cash and securities of a Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Each of State Street Bank and BBH also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

Shareholder Service Arrangements. As disclosed in the Prospectus, pursuant to the terms of an amended and restated servicing and supplemental support agreement (the “Servicing Agreement”) with the Funds of the Trust (except for Implementation Fund and U.S. Treasury Fund), GMO provides (i) direct client service, maintenance, and reporting to Fund shareholders (except for shareholders of Class MF shares of Benchmark-Free Allocation Fund) and/or their consultants/agents, and (ii) supplemental support to shareholders of Class MF shares of Benchmark-Free Allocation Fund and their investment advisers. The Servicing Agreement was approved by the Trustees of the Trust (including a majority of the Trustees who are not “interested persons” of GMO or the Trust). The Servicing Agreement will continue in effect for

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a period of more than one year from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not “interested persons” of GMO or the Trust; and (ii) the majority vote of the full Board of Trustees. The Servicing Agreement automatically terminates on assignment (except as specifically provided in the Servicing Agreement) and is terminable by either party upon not more than 60 days’ written notice to the other party.

The Trust entered into the Servicing Agreement with GMO on May 30, 1996. Pursuant to the terms of the Servicing Agreement, each Fund that commenced operations prior to the end of the most recent fiscal year paid GMO the following amounts (after reimbursement by GMO) during the last three fiscal years:

	March 1, 2012 Through February 28, 2013	March 1, 2013 Through February 28, 2014	March 1, 2014 Through February 28, 2015
Alpha Only Fund	$1,040,938	$1,703,345	$3,933,930
Asset Allocation Bond Fund	$154,182	$1,049,592	$2,753,557
Benchmark-Free Allocation Fund	$1,262,777	$6,684,170	$4,041,643
Benchmark-Free Bond Fund	N/A	N/A	$3,289	(a)
Benchmark-Free Fund	$0	$0	$0
Core Plus Bond Fund	$250,916	$253,301	$246,309
Currency Hedged International Bond Fund	$100,571	$101,773	$102,639
Debt Opportunities Fund(b)	$272,305	$613,033	$1,068,311
Developed World Stock Fund	$410,004	$481,553	$530,607
Emerging Countries Fund	$207,165	$116,836	$74,425

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	March 1, 2012 Through February 28, 2013	March 1, 2013 Through February 28, 2014	March 1, 2014 Through February 28, 2015
Emerging Country Debt Fund	$2,191,053	$2,883,242	$3,786,209
Emerging Domestic Opportunities Fund	$1,068,794	$2,812,176	$3,426,401
Emerging Markets Fund	$10,976,818	$8,676,161	$6,940,715
Foreign Fund	$1,215,098	$753,259	$628,486
Foreign Small Companies Fund	$824,642	$1,093,502	$1,205,867
Global Asset Allocation Fund	$0	$0	$0
Global Bond Fund	$237,394	$211,682	$107,111
Global Developed Equity Allocation Fund	$0	$0	$0
Global Equity Allocation Fund	$0	$0	$0
Global Focused Equity Fund	$10,151	$14,767	$16,918
Implementation Fund	$0	$0	$0
International Bond Fund	$103,910	$92,661	$68,403
International Developed Equity Allocation Fund	$0	$0	$0

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	March 1, 2012 Through February 28, 2013		March 1, 2013 Through February 28, 2014	March 1, 2014 Through February 28, 2015
International Equity Allocation Fund	$0		$0	$0
International Equity Fund	$8,585,686		$12,298,995	$13,134,328
International Large/Mid Cap Equity Fund	$3,442,480		$2,601,278	$2,028,230
International Small Companies Fund	$489,489		$523,094	$466,388
Quality Fund	$15,583,094		$14,778,454	$12,641,163
Resources Fund	$42,187		$230,342	$200,360
Risk Premium Fund	$80,524	(c)	$414,506	$369,859
Special Opportunities Fund	N/A		N/A	$207,642	(d)
Strategic Opportunities Allocation Fund	$0		$0	$0
Taiwan Fund	$93,049		$165,135	$223,867
Tax-Managed International Equities Fund	$709,038		$738,611	$684,529
U.S. Equity Allocation Fund	$1,018,991		$1,362,456	$4,609,233
U.S. Treasury Fund	$0		$0	$0

(a)	Reflects fees paid from the Fund’s commencement of operations on November 18, 2014 through February 28, 2015.

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(b)	GMO Debt Opportunities Fund, a former series of GMO Trust offered pursuant to a private placement memorandum (the “Predecessor Fund”) is the accounting and performance successor to the Fund. The Predecessor Fund had an investment objective and policies and restrictions substantially identical to those of the Fund. Effective February 12, 2014, the Predecessor Fund merged into the Fund (which was formerly known as GMO Short-Duration Collateral Fund), and the surviving entity was renamed “GMO Debt Opportunities Fund.” Amounts paid to GMO by the Fund pursuant to the Servicing Agreement through February 11, 2014 are those of the Predecessor Fund.
(c)	Reflects fees paid from the Fund’s commencement of operations on November 15, 2012 through February 28, 2013.
(d)	Reflects fees paid from the Fund’s commencement of operations on July 28, 2014 through February 28, 2015.

Independent Registered Public Accounting Firm. The Trust’s independent registered public accounting firm is PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP conducts annual audits of the Trust’s financial statements, assists in the preparation of each Fund’s federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation, provides assistance in connection with the preparation of various SEC filings, and consults with the Trust as to certain non-U.S. tax matters.

Distributor. Funds Distributor, LLC, 3 Canal Plaza, Suite 100, Portland, Maine 04101, serves as the Trust’s distributor on behalf of the Funds. GMO pays all distribution-related expenses of the Funds. Funds Distributor, LLC offers shares of each Fund for sale on a continuous basis and will use all reasonable efforts in connection with distribution of shares of the Funds.

Counsel. Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199, serves as counsel to the Trust. Morgan, Lewis & Bockius LLP, 225 Franklin Street, Boston, Massachusetts 02110, serves as independent counsel to the independent Trustees of the Trust.

Transfer Agent. State Street Bank serves as the Trust’s transfer agent on behalf of the Funds.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell portfolio securities for each Fund and for each of its other investment advisory clients are made by GMO with a view to achieving each client’s investment objectives taking into consideration other account-specific factors such as, without limitation, cash flows into or out of the account, current holdings, the account’s benchmark(s), if any, applicable regulatory limitations, liquidity, cash restrictions, applicable transaction documentation requirements, market registration requirements, and/or time constraints limiting GMO’s ability to confirm adequate transaction documentation or seek interpretation of investment guideline ambiguities. Therefore, a particular security may be bought or sold only for certain clients of GMO even though it could have been bought or sold for other clients at the same time. Also, a particular security may be bought/sold for one or more clients when one or more other clients are selling/buying the security or taking a short position in the security, including clients invested in the same investment strategy. Additionally, one of GMO’s investment teams may share investment ideas with one or more other investment teams and/or may manage a portion of another investment team’s client accounts.

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To the extent permitted by applicable law, GMO’s compliance policies and procedures and a client’s investment guidelines, GMO may engage in “cross trades” where, as investment manager to a client account, GMO causes that client account to purchase a security directly from (or sell a security directly to) another client account.

In certain cases, GMO may identify investment opportunities that are suitable for the Funds and one or more private investment companies for which GMO or one of its affiliates serves as investment manager, general partner, and/or managing member (“GMO Private Funds”). In most cases, GMO receives greater compensation in respect of a GMO Private Fund (including incentive-based compensation) than it receives in respect of a GMO Fund. In addition, senior members or other portfolio managers frequently have a personal investment in a GMO Private Fund that is greater than such person’s investment in a similar GMO Fund (or, in some cases, may have no investment in the similar GMO Fund). GMO itself also makes investments in GMO Private Funds. To help manage these potential conflicts, GMO has developed and reviewed with the Trust’s Board of Trustees trade allocation policies that establish a framework for allocating IPOs and other limited opportunities that take into account the needs and objectives of each GMO Fund and the other GMO clients.

Transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio securities that meet all of the following conditions: (i) such securities meet the investment objectives and policies of the Fund; (ii) such securities are acquired for investment and not for resale; and (iii) such securities can be valued pursuant to the Trust’s pricing policies.

Brokerage and Research Services. Orders for the purchase or sale of securities may be placed on a principal or agency basis with brokers, in GMO’s discretion. In selecting brokers and dealers to effect portfolio transactions for each Fund, GMO seeks best execution and also takes into account the research services provided by the broker. Best execution is not based solely on the explicit commission charged by the broker and, consequently, a broker effecting a transaction may be paid a commission higher than that charged by another broker for the same transaction. Seeking best execution involves the weighing of qualitative as well as quantitative factors, and evaluations of best execution are, to a large extent, possible, if at all, only after multiple trades have been completed. GMO does place trades with brokers that provide investment ideas and other research services, even if the relevant broker has not yet demonstrated an ability to effect best execution; however, trading with such a broker (as with any and all brokers) will typically be curtailed or suspended, in due course, if GMO is not reasonably satisfied with the quality of particular trade executions, unless or until the broker has altered its execution capabilities in such a way that GMO can reasonably conclude that the broker is capable of achieving best execution.

The determination of what may constitute best execution involves a number of considerations in varying degrees of emphasis, including, without limitation, the overall net economic result to a Fund; the efficiency with which the transaction is effected; access to order flow; the ability of the executing broker to effect the transaction where a large block is involved; reliability (e.g., lack of failed trades); availability of the broker to stand ready to execute possibly difficult transactions in the future; technological capabilities of the broker, including but not limited to execution technology; the broker’s inventory of securities sought; reported broker flow; post-transaction reporting capabilities; the financial strength and stability of the broker; past bids and willingness

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to commit capital in the case of principal trades; and the relative weighting of opportunity costs (i.e., timeliness of execution) by different trading strategies. Due to the similarities among brokers in technological execution capabilities and commissions paid, GMO often allocates program or algorithmic developed market equity trades across multiple brokers. Additionally, regulations in certain markets, particularly emerging markets, require GMO to identify and trade with one or a limited number of brokers. Most of the foregoing are subjective considerations made in advance of the trade and are not always borne out by the actual execution.

GMO’s broker selection may, in addition to the factors listed above, also be based on research services provided by the broker. In seeking best execution and in determining the overall reasonableness of brokerage commissions, GMO may consider research services received by brokers and therefore, may select or recommend a broker based on GMO’s interest in receiving the research, rather than on the lowest commission charged. GMO may also direct trades to brokers based in part on the brokers’ history of providing, and capability to continue providing, pricing information for securities purchased.

Generally, GMO determines the overall reasonableness of brokerage commissions paid upon consideration of the relative merits of a number of factors, which may include: (i) the net economic effect to the particular Fund; (ii) historical and current commission rates; (iii) the kind and quality of the execution services rendered; (iv) the size and nature of the transactions effected; and (v) research services received. These factors are considered mostly over multiple transactions covering extended periods of time in varying degrees of emphasis. In some instances, GMO may evaluate best execution on principal bids based on the total commissions charged (the bid for handling a trade as a principal trade) because the trades were filled at the price set at an agreed upon time (e.g., previous night’s close). In those cases, any additional “impact” or cost is represented by the cents per share or basis points paid in addition to a typical commission rate.

GMO relies on the statutory safe harbor in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”) because GMO will frequently use brokers that provide research in all markets and that research is a factor in evaluating brokers. However, GMO does not participate in any formal soft dollar arrangements involving third party research (i.e., research provided by someone other than the executing broker) or the payment of GMO’s out-of-pocket expenses for data or other research services. The research services received by GMO are limited to the types of research contemplated by Section 28(e) of the 1934 Act. Research services provided by brokers take various forms, including personal interviews with analysts, written reports, pricing services in respect of securities, and meetings arranged with various sources of information regarding particular issuers (including, where permissible, company management), industries, governmental policies, specific information about local markets and applicable regulations, economic trends, and other matters. To the extent that services of value are received by GMO, GMO receives a benefit because it does not have to produce or pay for the services itself. Such services furnished to GMO may be used in furnishing investment or other advice to all or some subset of GMO’s clients, including the Funds, and services received from a broker that executed transactions for a particular Fund will not necessarily be used by GMO specifically in providing investment advice to that particular Fund.

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The Trust paid, on behalf of the Funds that commenced operations prior to the end of the most recent fiscal year, the following amounts in brokerage commissions during the three most recent fiscal years:

	March 1, 2012 Through February 28, 2013		March 1, 2013 Through February 28, 2014	March 1, 2014 Through February 28, 2015
Alpha Only Fund	$633,652		$784,904	$2,333,262
Asset Allocation Bond Fund	$46,029		$40,823	$338,272
Benchmark-Free Allocation Fund	$0		$0	$0
Benchmark-Free Bond Fund	N/A		N/A	$0	(a)
Benchmark-Free Fund	$0		$0	$0
Core Plus Bond Fund	$65,614		$52,306	$15,604
Currency Hedged International Bond Fund	$16,642		$12,926	$7,346
Debt Opportunities Fund(b)	$0		$16,326	$17,242
Developed World Stock Fund	$89,459		$125,899	$175,383
Emerging Countries Fund	$296,474		$168,508	$77,476
Emerging Country Debt Fund	$0		$0	$0
Emerging Domestic Opportunities Fund	$3,662,353		$10,864,916	$10,391,063
Emerging Markets Fund	$19,748,950		$15,081,968	$12,453,760
Foreign Fund	$1,140,922		$607,966	$401,613
Foreign Small Companies Fund	$654,234		$893,808	$765,146
Global Asset Allocation Fund	$0		$0	$0
Global Bond Fund	$40,715		$26,196	$9,965
Global Developed Equity Allocation Fund	$0		$0	$0
Global Equity Allocation Fund	$0		$0	$0
Global Focused Equity Fund	$9,752		$24,083	$11,326
Implementation Fund	$1,258,201	(c)	$4,286,745	$8,740,553

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	March 1, 2012 Through February 28, 2013		March 1, 2013 Through February 28, 2014	March 1, 2014 Through February 28, 2015
International Bond Fund	$16,672		$10,503	$4,056
International Developed Equity Allocation Fund	$0		$0	$0
International Equity Allocation Fund	$0		$0	$0
International Equity Fund	$3,365,339		5,316,468	$4,729,008
International Large/Mid Cap Equity Fund	$1,519,901		$2,025,018	$960,347
International Small Companies Fund	$211,041		$211,571	$211,008
Quality Fund	$1,919,797		$2,443,697	$1,917,062
Resources Fund	$48,666		$120,945	$186,524
Risk Premium Fund	$113,655	(d)	$406,525	$336,267
Special Opportunities Fund	N/A		N/A	$1,187,419	(e)
Strategic Opportunities Allocation Fund	$0		$0	$0
Taiwan Fund	$76,022		$278,114	$256,369
Tax-Managed International Equities Fund	$182,562		$202,745	$219,800
U.S. Equity Allocation Fund	$369,232		$398,686	$998,288
U.S. Treasury Fund	$0		$0	$0

(a)	Reflects commissions generated from the Fund’s commencement of operations on November 18, 2014 through February 28, 2015.
(b)	GMO Debt Opportunities Fund, a former series of GMO Trust offered pursuant to a private placement memorandum (the “Predecessor Fund”) is the accounting and performance successor to the Fund. The Predecessor Fund had an investment objective and policies and restrictions substantially identical to those of the Fund. Effective February 12, 2014, the Predecessor Fund merged into the Fund (which was formerly known as GMO Short-Duration Collateral Fund), and the surviving entity was renamed “GMO Debt Opportunities Fund.” Commissions generated through February 11, 2014 are those of the Predecessor Fund.
(c)	Reflects commissions generated from the Fund’s commencement of operations on March 1, 2012 through February 28, 2013.
(d)	Reflects commissions generated from the Fund’s commencement of operations on November 15, 2012 through February 28, 2013.
(e)	Reflects commissions generated from the Fund’s commencement of operations on July 28, 2014 through February 28, 2015.

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Differences in the amount of brokerage commissions paid by a Fund during a Fund’s three most recent fiscal years (as disclosed in the table above) are generally the result of (i) active trading strategies employed by GMO when responding to changes in market conditions; (ii) management of cash flows into and out of a Fund as a result of shareholder purchases and redemptions; (iii) rebalancing portfolios to reflect the results of GMO’s portfolio management models; (iv) changes in commission rates in the relevant markets; or (v) the use of principal trades. Changes in the amount of brokerage commissions paid by a Fund do not reflect material changes in the Fund’s investment objective or strategies.

The following table lists each Fund that acquired securities of its regular brokers or dealers (as defined in the 1940 Act) or of their parents during the fiscal year ended February 28, 2015, the name of each such broker or dealer, and the value of each Fund’s aggregate holdings of the securities of each issuer as of February 28, 2015:

Name of Fund	Name of Broker or Dealer	Aggregate Value of Holdings as of February 28, 2015
Alpha Only Fund	Bank of America Corp.	$19,647,087
	Citigroup Inc.	$18,561,922
	The Goldman Sachs Group, Inc.	$9,052,983
	JPMorgan Chase & Co.	$26,865,152
	Morgan Stanley	$6,413,568
Core Plus Bond Fund	Bank of America Corp.	$1,010,000
	Citigroup Inc.	$1,019,500
	The Goldman Sachs Group, Inc.	$1,034,170
	JPMorgan Chase & Co.	$1,022,500
Developed World Stock Fund	JPMorgan Chase & Co.	$2,929,184
Foreign Fund	BNP Paribas S.A.	$3,526,639
	UBS AG	$538,014
Implementation Fund	JPMorgan Chase & Co.	$19,323,545
Special Opportunities Fund	Jefferies LLC	$2,610,300
Taiwan Fund	Fubon Financial Holding Co. Ltd.	$2,351,982
U.S. Equity Allocation Fund	JPMorgan Chase & Co.	$85,289,504

Due to restrictions under the 1940 Act, it is possible that, as the result of certain affiliations between a broker or its affiliates and a Fund, GMO or the Fund’s distributor, all of the GMO Funds may refrain, or be required to refrain, from engaging in principal trades with such broker. Additionally, the GMO Funds may be restricted in their ability to purchase securities issued by affiliates of the Funds’ distributor.

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PROXY VOTING POLICIES AND PROCEDURES

The Trust has adopted a proxy voting policy under which responsibility to vote proxies related to its portfolio securities has been delegated to GMO. The Board of Trustees of the Trust has reviewed and approved the proxy voting policies and procedures GMO follows when voting proxies on behalf of the Funds. The Trust’s proxy voting policy and GMO’s proxy voting policies and procedures are attached to this SAI as Appendix C.

GMO’s proxy voting policies on a particular issue may or may not reflect the views of individual members of the Board of Trustees of the Trust, or a majority of the Board of Trustees.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available on the Trust’s website at www.gmo.com and on the SEC’s website at www.sec.gov no later than August 31 of each year.

DISCLOSURE OF PORTFOLIO HOLDINGS

The policy of the Trust is to protect the confidentiality of each Fund’s portfolio holdings and to prevent inappropriate selective disclosure of those holdings. The Board of Trustees has approved this policy and material amendments require its approval.

Registered investment companies that are sub-advised by GMO may be subject to different portfolio holdings disclosure policies, and neither GMO nor the Board of Trustees exercises control over those policies. In addition, separate account clients of GMO have access to their portfolio holdings and are not subject to the Funds’ portfolio holdings disclosure policies. Some of the funds that are sub-advised by GMO and some of the separate accounts managed by GMO have substantially similar investment objectives and strategies and, therefore, potentially similar portfolio holdings.

Information regarding the composition of a Fund’s portfolio is the property of that Fund. Neither GMO nor any Fund will receive any compensation or other consideration in connection with its disclosure of a Fund’s portfolio holdings.

GMO may disclose a Fund’s portfolio holdings (together with any other information from which the Fund’s portfolio holdings could reasonably be derived, as reasonably determined by GMO) (the “Portfolio Holdings Information”) to shareholders (including shareholders of record of indirect investments in a Fund through another fund managed by GMO), qualified potential shareholders as determined by GMO (including qualified potential shareholders of record who are considering an indirect investment in a Fund through another fund managed by GMO), and their consultants and agents (collectively, “Permitted Recipients”).

Except as otherwise noted, to receive Portfolio Holdings Information, Permitted Recipients must enter into a confidentiality agreement with GMO that requires that the Portfolio Holdings Information be used solely for purposes determined by senior management of GMO to be lawful and in the best interest of the shareholders of the Fund to which the information relates. Any exception must be approved in advance as described below.

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The Funds’ Prospectus describes the type of information disclosed on GMO’s website, as well as the frequency with which it is disclosed and the lag between the date of the information and the date of its disclosure. Up to the largest fifteen holdings of some GMO Funds (on a look through basis in the case of Asset Allocation Funds) and all of the direct holdings of the Asset Allocation Funds (which includes GMO Funds in which the Fund invests) may be posted monthly on GMO’s website and typically are available to shareholders without a confidentiality agreement. In addition, position attribution information regarding one or more Funds may be posted monthly to GMO’s website (e.g., best/worst performing positions in the Fund over a specified time period). Such information is available without a confidentiality agreement to registered users of GMO’s website.

GMO also may make Portfolio Holdings Information available to Permitted Recipients without a confidentiality agreement, by e-mail, or by any other means in such scope and form and with such frequency as GMO may reasonably determine, (i) on any day following the day on which the Portfolio Holdings Information is posted on the GMO website (provided that the Fund’s Prospectus describes the nature and scope of the Portfolio Holdings Information that will be available on the GMO website, when the information will be available and the period for which the information will remain available, and the location on the Fund’s website where the information will be made available) or (ii) on the same day or any day after the day such Portfolio Holdings Information is made available through a publicly available, routine filing with the SEC.

GMO also may from time to time disclose Portfolio Holdings Information to all shareholders of a Fund and, as applicable, their consultants and agents (including shareholders of record of indirect investments in a Fund through another fund managed by GMO). Such disclosure may be made by e-mail, written notice or any other means in such scope and form as GMO may reasonably determine, and generally will not be subject to a confidentiality agreement and will not be required to be posted to GMO’s website in advance.

In some cases, GMO may disclose to a third party Portfolio Holdings Information that has not been made available to Permitted Recipients on the GMO website or in a publicly available, routine filing with the SEC. That disclosure may only be made if GMO determines that it is in the best interests of the shareholders of the Fund to which the information relates. That determination may be made by either GMO’s General Counsel (or persons designated by GMO’s General Counsel) or GMO’s Chief Compliance Officer, in consultation with the relevant portfolio manager. The third party receiving the Portfolio Holdings Information must be, and shall be informed that it is, under a duty not to trade on such information or disclose it to others and shall agree in writing not to do so. In addition, the third party receiving the Portfolio Holdings Information must enter into a confidentiality agreement with GMO that requires that the Portfolio Holdings Information be used solely for purposes determined by GMO senior management to be in the best interest of the Fund’s shareholders.

The procedures pursuant to which GMO may disclose to a third party Portfolio Holdings Information that has not been made available to Permitted Recipients do not apply to Portfolio Holdings Information provided to entities who provide on-going services to the Funds in connection with their day-to-day operations and management, including GMO, GMO’s affiliates, the Funds’ custodians and auditors, the Funds’ pricing service vendors, brokers when requesting bids for or price quotations on securities, brokers in the normal course of trading on a Fund’s

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behalf, and persons assisting the Funds in the voting of proxies. In addition, (i) when an investor indicates that it wants to purchase shares of a Fund in exchange for securities acceptable to GMO, GMO may make available a list of securities that it would be willing to accept for the Fund, and, from time to time, the securities on the list may overlap with securities currently held by the Fund; and (ii) when the Fund determines to pay redemption proceeds wholly or partly in-kind with securities, GMO may make available a list of securities it intends to deliver from the Fund.

No provision of this policy is intended to restrict or prevent the disclosure of Portfolio Holdings Information as may be required by applicable law, rules or regulations.

GMO’s General Counsel or Chief Compliance Officer may authorize exceptions to these procedures. Exceptions must be disclosed to the Chief Compliance Officer of the Trust or his designee.

If GMO becomes aware that a recipient has or is likely to violate the terms of a confidentiality agreement regarding Portfolio Holdings Information, GMO shall cease providing such information to such recipient.

If senior management of GMO identifies a potential conflict with respect to the disclosure of Portfolio Holdings Information between the interest of a Fund’s shareholders, on the one hand, and GMO or an affiliated person of GMO or the Fund, on the other, GMO is required to inform the Trust’s Chief Compliance Officer of the potential conflict, and the Trust’s Chief Compliance Officer has the power to decide whether, in light of the potential conflict, disclosure should be permitted under the circumstances. The Trust’s Chief Compliance Officer also is required to report his decision to the Board of Trustees.

GMO periodically reports the following information to the Board of Trustees:

•	Determinations made by senior management of GMO relating to the use of Portfolio Holdings Information by Permitted Recipients and third parties;

•	The nature and scope of disclosure of Portfolio Holdings Information to third parties;

•	Exceptions to the disclosure policy authorized by GMO’s General Counsel or Chief Compliance Officer; and

•	Any other information the Trustees may request relating to the disclosure of Portfolio Holdings Information.

Ongoing Arrangements to Make Portfolio Holdings Available. Senior management of GMO has authorized disclosure of Portfolio Holdings Information on an on-going basis (generally, daily, except with respect to PricewaterhouseCoopers LLP, which receives holdings semi-annually and as necessary in connection with the services it provides to the Funds) to the following entities that provide on-going services to the Funds in connection with their day-to-day operations and management, provided that they agree to, or have a duty to, maintain this information in confidence:

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Name of Recipient	Funds	Purpose of Disclosure
State Street Bank and Trust Company	Multi-Asset Class Funds, Fixed Income Funds, Benchmark-Free Fund, Implementation Fund, Quality Fund, Risk Premium Fund, and U.S. Equity Allocation Fund	Custodial and fund accounting services

	All Funds	Compliance testing

Brown Brothers Harriman & Co.	Alpha Only Fund, Developed World Stock Fund, Emerging Countries Fund, Emerging Domestic Opportunities Fund, Emerging Markets Fund, Foreign Fund, Foreign Small Companies Fund, Global Focused Equity Fund, International Equity Fund, International Large/Mid Cap Equity Fund, International Small Companies Fund, Resources Fund, Tax-Managed International Equities Fund, and Taiwan Fund	Custodial and fund accounting services

PricewaterhouseCoopers LLP	All Funds	Independent registered public accounting firm

Institutional Shareholder Services Inc. (formerly known as RiskMetrics Group, Inc.)	All Funds	Corporate actions services

Interactive Data Corporation	All Funds	Fair value pricing

Super Derivatives, Inc.	All Funds	Derivative valuations

TriOptima AB	All Funds	Portfolio derivative reconciliations

FactSet	All Funds	Data service provider

Goldman, Sachs & Co. and affiliates	Implementation Fund and Risk Premium Fund	Prime brokerage arrangement

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Name of Recipient	Funds	Purpose of Disclosure

Morgan Stanley & Co. LLC and affiliates	Implementation Fund and Risk Premium Fund	Prime brokerage arrangement

Ernst & Young	All Funds	Consulting and local tax services

Senior management of GMO has authorized disclosure of Portfolio Holdings Information on an on-going basis (daily) to the following recipients, provided that they agree or have a duty to maintain this information in confidence and are limited to using the information for the specific purpose for which it was provided:

Name of Recipient	Funds	Purpose of Disclosure
Epstein & Associates, Inc.	All Funds	Software provider for Code of Ethics monitoring system

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

The Trust, an open-end management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (“Declaration of Trust”) dated June 24, 1985, as amended and restated September 10, 2009, and as such Declaration of Trust may be amended from time to time. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The Trust operates as a “series investment company” that consists of separate series of investment portfolios, each of which is represented by a separate series of shares of beneficial interest. Each Fund is a series of the Trust. The fiscal year for each Fund ends on the last day of February.

Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of forty series: Alpha Only Fund; Asset Allocation Bond Fund; Benchmark-Free Allocation Fund; Benchmark-Free Fund; Benchmark-Free Bond Fund; Core Plus Bond Fund; Currency Hedged International Bond Fund; Debt Opportunities Fund; Developed World Stock Fund; Emerging Countries Fund; Emerging Country Debt Fund; Emerging Domestic Opportunities Fund; Emerging Markets Fund; Foreign Fund; Foreign Small Companies Fund; GAAR Implementation Fund; Global Asset Allocation Fund; Global Bond Fund; Global Developed Equity Allocation Fund; Global Equity Allocation Fund; Global Focused Equity Fund; High Quality Short-Duration Bond Fund; Implementation Fund; International Bond Fund; International Developed Equity Allocation Fund; International Equity Allocation Fund; International Equity Fund; International Large/Mid Cap Equity Fund; International Small Companies Fund; Quality Fund; Resources Fund; Risk Premium Fund; Special Opportunities Fund; Strategic Opportunities Allocation Fund; Systematic Global Macro Opportunity Fund; Taiwan Fund; Tax-Managed International Equities Fund; U.S. Equity Allocation Fund; U.S. Treasury Fund; and World Opportunity Overlay Fund.

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Note that International Large/Mid Cap Equity Fund and U.S. Equity Allocation Fund are successors to International Disciplined Equity Fund and U.S. Core Equity Fund, respectively (each, a “Predecessor Fund”). Each Predecessor Fund is a former series of GMO Trust.

Interests in each portfolio (GMO Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding GMO Fund. The shares of such series do not have any preemptive rights. Upon liquidation of a GMO Fund, shareholders of the corresponding series are entitled to share pro rata in the net assets of the GMO Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency, and servicing expenses, but the Trustees have no present intention to make such charges.

The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. This power is intended to allow the Trustees to provide for an equitable allocation of the effect of any future regulatory requirements that might affect various classes of shareholders differently. The Trustees have currently authorized the establishment and designation of up to ten classes of shares for each series of the Trust: Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares, Class VIII Shares, Class M Shares, and Class MF Shares.

The Trustees also may, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios (i.e., a new fund). Shareholders’ investments in such a portfolio would be evidenced by a separate series of shares.

The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees also may terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

On June 2, 2015, the following shareholders held beneficially (unless otherwise indicated) greater than 25% of the outstanding shares of a Fund offered in the Prospectus. For each shareholder listed that is not an individual, the jurisdiction under the laws of which the shareholder is organized (if applicable) and any parent company of the shareholder are listed, if known:

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Fund	Shareholders	Jurisdiction of Organization	Parent Company
GMO Alpha Only Fund	GMO Benchmark-Free Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	MA	N/A

GMO Asset Allocation Bond Fund	GMO Benchmark-Free Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	MA	N/A

GMO Benchmark-Free Allocation Fund	Wells Fargo Funds Management, LLC FBO Wells Fargo Advantage Absolute Return Fund 525 Market Street, 12th Floor San Francisco, CA 94105	CA	N/A

GMO Benchmark-Free Bond Fund	GMO LLC 40 Rowes Wharf Boston, MA 02110	MA	N/A

	R. Jeremy Grantham 40 Rowes Wharf Boston, MA 02110	MA	N/A

GMO Core Plus Bond Fund	The Northern Trust Company as Trustee FBO Mayo Foundation P.O. Box 92956 Chicago, IL 60675	IL	N/A

GMO Currency Hedged International Bond Fund	Teachers’ Retirement System of The City of New York 55 Water Street, 16th Floor New York, NY 10041	NY	N/A

GMO Debt Opportunities Fund	GMO Benchmark-Free Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	MA	N/A

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Fund	Shareholders	Jurisdiction of Organization	Parent Company
GMO Developed World Stock Fund	The DOW Retirement Group Trust Dorinco Building, Suite 100 1320 Waldo Avenue Midland, MI 48642	MI	N/A

GMO Emerging Countries Fund	GMO Emerging Countries Series Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	MA	N/A

GMO Foreign Fund	Baylor College of Medicine One Baylor Plaza Houston, TX 77030	TX	N/A

GMO Foreign Small Companies Fund	Caisse De Retraite D’ Hydro-Quebec 75 Rene-Levesque Boulevard West, 5th Floor Montreal, Quebec H2Z1A4 Canada	Canada	N/A

GMO Global Bond Fund	The Retirement Trust Fund of Lifeway Christian Resources of Southern Baptist Convention One Lifeway Plaza Nashville, TN 37234	TN	N/A

	Mac & Co. FBO Silicon Valley 525 William Penn Place P.O. Box 3198 Pittsburgh, PA 15230	PA	N/A

GMO Global Focused Equity Fund	R. Jeremy Grantham 40 Rowes Wharf Boston, MA 02110	MA	N/A

	Benjamin L. Inker 776 Boylston Street Boston, MA 02199	MA	N/A

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Fund	Shareholders	Jurisdiction of Organization	Parent Company
GMO Implementation Fund	GMO Benchmark-Free Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	MA	N/A

GMO International Bond Fund	SEI Private Trust Company C/O Compass Bank FBO U of Arizona Fdn- Endowment Mutual Funds One Freedom Valley Drive Oaks, PA 19456	PA	N/A

	University of Southern California 1150 South Olive Street, Suite 2300 Los Angeles, CA 90015	CA	N/A

GMO International Small Companies Fund	Anne Arundel County Retirement & Pension Systems/Anne Arundel County Maryland 44 Calvert Street Annapolis, MD 21401	MD	N/A

	Milwaukee County Employees Retirement System 901 N. 9th Street, #210 Milwaukee, WI 53233	WI	N/A

GMO Resources Fund	The Trustees of Princeton University P.O. Box 35 Princeton, NJ 08544	NJ	N/A

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Fund	Shareholders	Jurisdiction of Organization	Parent Company
GMO Risk Premium Fund	Asset Allocation Trust Wells Fargo Funds Management, LLC Fund Administration 200 Berkeley Street, 21st Floor Boston, MA 02116	MA	N/A

	GMO Benchmark-Free Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	MA	N/A

	GMO Global Asset Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	MA	N/A

GMO Special Opportunities Fund	GMO Benchmark-Free Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	MA	N/A

GMO Strategic Opportunities Allocation Fund	South Carolina Retirement System Group Trust 202 Arbor Lake Drive Columbia, SC 29223	SC	N/A
GMO Taiwan Fund	State of Connecticut Retirement Plans And Trust Funds 55 Elm Street Hartford, CT 06106	CT	N/A

The above shareholders may be deemed to “control” their respective series as such term is defined in the 1940 Act.

Shareholders should be aware that to the extent a shareholder’s investment in a Fund exceeds certain threshold amounts or percentages, the investment may constitute a reportable acquisition under the Hart-Scott-Rodino Act (“HSR”) and the shareholder may be required to make a corresponding filing under HSR. HSR regulations are complex and shareholders should consult their legal advisers about the precise HSR filing consequences of an investment in a Fund.

As of June 4, 2015, greater than 10% of the following Funds’ shares were held by accounts for which GMO has investment discretion: Emerging Country Debt Fund and International Equity Allocation Fund. As of June 4, 2015, a significant portion of the following Fund’s shares were

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held by accounts for which GMO has investment discretion: Emerging Countries Fund, Emerging Markets Fund, and International Equity Fund. As of June 4, 2015, substantially all of the following Funds’ shares were held by accounts for which GMO has investment discretion: Alpha Only Fund, Asset Allocation Bond Fund, Benchmark-Free Fund, Currency Hedged International Bond Fund, Debt Opportunities Fund, Implementation Fund, Risk Premium Fund, Special Opportunities Fund, Strategic Opportunities Allocation Fund, Taiwan Fund, U.S. Equity Allocation Fund, and U.S. Treasury Fund.

VOTING RIGHTS

Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and to vote by individual GMO Fund (to the extent described below) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual GMO Fund on all matters except (i) when required by the 1940 Act, shares are voted in the aggregate and not by individual GMO Fund, and (ii) when the Trustees have determined that the matter affects the interests of more than one GMO Fund, then shareholders of the affected GMO Funds are entitled to vote. Shareholders of one GMO Fund are not entitled to vote on matters exclusively affecting another GMO Fund including, without limitation, such matters as the adoption of or change in the investment objectives, policies, or restrictions of the other GMO Fund and the approval of the investment advisory contract of the other GMO Fund. Shareholders of a particular class of shares do not have separate class voting rights except for matters that affect only that class of shares and as otherwise required by law.

Normally the Trust does not hold meetings of shareholders to elect Trustees except in accordance with the 1940 Act (i) the Trust will hold a shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust’s custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust’s name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate, or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

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SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, shareholders could, under some circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of that disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of a Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the disclaimer is inoperative and the Fund in which the shareholder holds shares is unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except for any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Trustees and officers may not be indemnified against any liability to the Trust or the Trust shareholders to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

BENEFICIAL OWNERS OF 5% OR MORE OF THE FUNDS’ SHARES

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Alpha Only Fund as of June 2, 2015:

Name and Address	% Ownership
Sonoma County Employees Retirement Association 433 Aviation Boulevard, Suite 100 Santa Rosa, CA 95403	45.2

Emerson Electric Co., Retirement Master Trust 8000 W. Florissant Avenue P.O. Box 4100 Saint Louis, MO 63136	43.8

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of GMO Alpha Only Fund as of June 2, 2015:

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Name and Address	% Ownership
GMO Benchmark-Free Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	63.1

Asset Allocation Trust Wells Fargo Funds Management, LLC Fund Administration 200 Berkeley Street, 21st Floor Boston, MA 02116	15.9

GMO Global Asset Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	11.8

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Asset Allocation Bond Fund as of June 2, 2015:

Name and Address	% Ownership
Teachers’ Retirement System of The City of New York 55 Water Street, 16th Floor New York, NY 10041	42.6

Stichting Pensioenfonds Atos Origin Papendorpseweg 93 3528 BJ Utrecht Netherlands	27.1

Emerson Electric Co. Retirement Master Trust 8000 W. Florissant Avenue P.O. Box 4100 Saint Louis, MO 63136	9.7

Sonoma County Employees Retirement Association 433 Aviation Boulevard, Suite 100 Santa Rosa, CA 95403	9.5

Municipal Fire & Police Retirement System of Iowa 7155 Lake Drive, Suite 201 West Des Moines, IA 50266	8.7

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The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class VI Shares of GMO Asset Allocation Bond Fund as of June 2, 2015:

Name and Address	% Ownership
GMO Benchmark-Free Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	29.0

Asset Allocation Trust Wells Fargo Funds Management, LLC Fund Administration 200 Berkeley Street, 21st Floor Boston, MA 02116	27.0

GMO Global Asset Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	19.8

GMO Strategic Opportunities Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	13.1

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of GMO Benchmark-Free Allocation Fund as of June 2, 2015:

Name and Address	% Ownership
The Northern Trust Company Centurylink DB Master Trust 80 S. Lasalle Street Chicago, IL 60603	10.6

Hansjoerg Wyss Revocable Trust P.O. Box 11270 Jackson, WY 83002	9.8

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Name and Address	% Ownership
Prime Nominees (Asia) Limited (Re: LPS Real Return Strategies Limited) P.O. Box 2003 Grand Pavilion Commercial Centre 802 West Bay Road Grand Cayman Ky1-1104	9.0

Orange County Employees Retirement System 2223 East Wellington Avenue Santa Ana, CA 92701	7.8

State Street Bank And Trust Company As Trustee For UAW Retiree Medical Benefits Trust FBO GM Separate Retiree Account P.O. Box 14309 Detroit, MI 48214	7.5

North Dakota Board Of University And School Lands Attn: Jeff Engleson P.O. Box 5523 Bismarck, ND 58506	7.0

Fidelity Charitable Gift Fund 200 Seaport Boulevard Z3B Boston, MA 02210	6.9

Yocha Dehe Development Corporation P.O. Box 18 Brooks, CA 95606	5.7

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class MF Shares of GMO Benchmark-Free Allocation Fund as of June 2, 2015:

Name and Address	% Ownership
Wells Fargo Funds Management, LLC FBO Wells Fargo Advantage Absolute Return Fund 525 Market Street, 12th Floor San Francisco, CA 94105	100.0

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Benchmark-Free Bond Fund as of June 2, 2015:

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Name and Address	% Ownership
GMO LLC 40 Rowes Wharf Boston, MA 02110	55.6

R. Jeremy Grantham 40 Rowes Wharf Boston, MA 02110	33.4

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Benchmark-Free Fund as of June 2, 2015:

Name and Address	% Ownership
J.P. Morgan Trust Bank as Trustee for the Boeing Company Employee Retirement Plan Master Trust 100 N. Riverside Plaza Chicago, IL 60606	7.8
SSB & Trust Co. Trustee for General Motors Hourly-Rate Employees Pension Trust State Street Global Services 1200 Crown Colony Drive Quincy, MA 02169	6.1

The Northern Trust Company on behalf of The Motion Picture Industry Individual Account Plan Public & Taft Hartley Plans 50 South LaSalle Street Chicago, IL 60606	6.0

Screen Actors Guild Producers Pension 3601 West Olive Avenue 2nd Floor Burbank, CA 91505	6.0

Maine Public Employees Retirement System 46 State House Station Augusta, ME 04333	5.4

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The Northern Trust Company on behalf of The Motion Picture Industry Pension Plan Public & Taft Hartely Funds 50 South LaSalle Street Chicago, IL 60606	5.2

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Core Plus Bond Fund as of June 2, 2015:

Name and Address	% Ownership
Kansas City, Missouri Employees’ Retirement System City Hall, 414 E. 12th Street, 12th Floor Kansas City, MO 64106	87.0

Holstein Association USA Inc. 1 Holstein Place P.O. Box 808 Brattleboro, VT 05302	7.5

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of GMO Core Plus Bond Fund as of June 2, 2015:

Name and Address	% Ownership
The Northern Trust Company as Trustee FBO Mayo Foundation P.O. Box 92956 Chicago, IL 60675	85.0

Teachers’ Retirement System of The City of New York 55 Water Street, 16th Floor New York, NY 10041	7.7

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Currency Hedged International Bond Fund as of June 2, 2015:

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Name and Address	% Ownership
Teachers’ Retirement System of The City of New York 55 Water Street, 16th Floor New York, NY 10041	93.8

SEI Private Trust Co C/O Mellon Bank FBO Yale Trust One Freedom Valley Drive Oaks, PA 19456	6.1

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class VI Shares of GMO Debt Opportunities Fund as of June 2, 2015:

Name and Address	% Ownership
GMO Benchmark-Free Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	48.8

Asset Allocation Trust Wells Fargo Funds Management, LLC Fund Administration 200 Berkeley Street, 21st Floor Boston, MA 02116	14.6

GMO Benchmark-Free Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	11.9

GMO Global Asset Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	10.8

GMO Strategic Opportunities Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	5.2

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The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Developed World Stock Fund as of June 2, 2015:

Name and Address	% Ownership
Irving Oil Limited Master Trust 10 Sydney Street, P.O. Box 1421 Saint John, New Brunswick E2L4K1 Canada	44.8

Dow Services Trustees UK Limited Diamond House, Lotus Park Kingsbury Crescent-Staines TW18 3Ag United Kingdom	29.1

Sisters of St. Joseph of Peace St. Joseph Province Shalom Center 399 Hudson Terrace Englewood Cliffs, NJ 07632	12.4

Pension Plan For Clergy And Lay Workers of The Evangelical Lutheran Church In Canada Member Accumulation Account Elcic Group Services, Inc. 805-177 Lombard Avenue Winnipeg, Manitoba R3B 0W5 Canada	7.0

Personalvorsorgestiftung Soudronic Industriestrasse 35 Bergdietikon Ch 8962 Switzerland	6.7

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of GMO Developed World Stock Fund as of June 2, 2015:

Name and Address	% Ownership
The Dow Retirement Group Trust Dorinco Building, Suite 100 1320 Waldo Avenue Midland, MI 48642	99.9

165

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Emerging Countries Fund as of June 2, 2015:

Name and Address	% Ownership
GMO Emerging Countries Series Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	35.5

National Financial Services For The Exclusive Benefits of Our Customers-NTF 200 Liberty Street One World Financial New York, NY 10281	22.9

Sprint Retirement Savings Plan C/O Fidelity Management Company 82 Devonshire Street, V5B Boston, MA 02109	19.7

Mayo Foundation For Medical Education And Research 200 First Street SW Rochester, MN 55906	8.0

Saint Mary’s Hospital Retirement Plan 200 First Street SW Rochester, MN 55906	7.2

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Emerging Country Debt Fund as of June 2, 2015:

Name and Address	% Ownership
CIBC Mellon Trust Company as Trustee of the CN Canadian Master Trust Fund 320 Bay Street, Ground Floor Toronto, Ontario M5H 4A6 Canada	11.3

166

Lombard Odier Darier Hentsch & CIE/ MBS Capital FBO CIEPP Rue De La Corraterie 11 1204 Geneve Switzerland	10.8

The William Beaumont Hospital Employees’ Retirement Trust Plan 16500 W. 12 Mile Road Southfield, MI 48076	5.4

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of GMO Emerging Country Debt Fund as of June 2, 2015:

Name and Address	% Ownership
GMO Benchmark-Free Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	31.3

San Francisco City & County Retirement System Head Accountant 30 Van Ness Avenue, Suite 3000 San Francisco, CA 94102	12.7

GMO Benchmark-Free Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	8.6

Asset Allocation Trust Wells Fargo Funds Management, LLC Fund Administration 200 Berkeley Street, 21st Floor Boston, MA 02116	7.9

J.P. Morgan Nominees Australia Limited FBO ACF Funds SA Level 3 63 Pirie Street Adelaide, South Australia 5000 Australia	7.0

167

The Northern Trust Company as Trustee FBO Centurylink, Defined Benefit Master Trust P.O. Box 92956 Chicago, IL 60675	6.6

GMO Global Asset Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	5.8

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of GMO Emerging Domestic Opportunities Fund as of June 2, 2015:

Name and Address	% Ownership
Xerox Corporation Trust Agreement Fund Retirement Plans Operations 45 Glover Avenue Norwalk, CT 06850	6.0

The Trustees of Boston College 129 Lake, 5th Floor 140 Commonwealth Avenue Chestnut Hill, MA 02467	5.5

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Emerging Domestic Opportunities Fund as of June 2, 2015:

Name and Address	% Ownership
The J. Paul Getty Trust Vice President And Chief Investment Officer 1200 Getty Center Drive, Suite 400 Los Angeles, CA 90049	31.7

Northern Trust as Trustee FBO CSAA Insurance Exchange P.O. Box 92956 Chicago, IL 60675	29.6

168

Scotiabank Group Master Trust Fund 40 King Street West, 64th Floor Toronto, Ontario, M5H 1H1	15.6

MAC & Co. FBO Memorial Hermann Healthcare System Operating Fund P.O. Box 3198, 525 William Penn Place Pittsburgh, PA 15230	14.8

MAC & Co. FBO Memorial Hermann Healthcare System Pension Plan P.O. Box 3198, 525 William Penn Place Pittsburgh, PA 15230	5.2

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of GMO Emerging Domestic Opportunities Fund as of June 2, 2015:

Name and Address	% Ownership
The Board of Trustees of The Colleges of Applied Arts & Technology Pension Plan 250 Yonge Street, Suite 2900 P.O. Box 40 Toronto, ON M5B 2L7 Canada	39.7

The Ford Foundation 320 East 43rd Street New York, NY 10017	37.5

The Northern Trust Company as Trustee FBO Exelon Corp Master Trust 801 S. Canal Street Chicago, IL 60607	22.8

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class V Shares of GMO Emerging Domestic Opportunities Fund as of June 2, 2015:

169

Name and Address	% Ownership
Virginia Retirement System P.O. Box 2500 Richmond, VA 23218	81.0

The Trustees of Princeton University P.O. Box 35 Princeton, NJ 08544	19.0

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class VI Shares of GMO Emerging Domestic Opportunities Fund as of June 2, 2015:

Name and Address	% Ownership
State Street Australia Limited ACF Sunsuper Superannuation Fund Level 14 420 George Street Sydney, NSW 2000 Australia	43.7

Partners Healthcare System, Inc. Pooled Investment Accounts Treasury 101 Merrimac Street, 4th Floor Boston, MA 02114	29.9

Partners Healthcare System, Inc. Master Trust For ERISA Assets Treasury 101 Merrimac Street, 4th Floor Boston, MA 02114	21.9

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of GMO Emerging Markets Fund as of June 2, 2015:

170

Name and Address	% Ownership
Harvard Master Trust C/O Harvard Management Company, Inc. 600 Atlantic Avenue Boston, MA 02210	6.2

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Emerging Markets Fund as of June 2, 2015:

Name and Address	% Ownership
Mac & Co. FBO Cargill, Inc. & Associated Companies Master Pension Trust 525 William Penn Place P.O. Box 3198 Pittsburgh, PA 15230	19.6

BASF Corporation 100 Campus Drive, Mail Stop F-413 Florham Park, NJ 07932	18.1

Pomona College Business Office-Investments 550 N College Avenue Claremont, CA 91711	15.6

The Northern Trust Company as Custodian FBO The University of Alabama P.O. Box 92956 Chicago, IL 60675	29.7

Mellon Trust of New England NA FBO Ameren Master Retirement Trust 135 Santilli Highway Everett, MA 02149	12.8

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of GMO Emerging Markets Fund as of June 2, 2015:

171

Name and Address	% Ownership
Strategic Advisors Emerging Markets 82 Devonshire Street Boston, MA 02109	29.3

State Street Bank and Trust as Trustee for Bechtel Nr Program Pension Master Trust Attn: STS MF’S Mailstop CC10313 1200 Crown Colony Drive Quincy, MA 02169	29.2

Stichting Pensioenfonds Atos Origin Papendorpseweg 93 3528 BJ Utrecht Netherlands	8.7

Mac & Co. Mutual Fund Operations P.O. Box 3198 Pittsburgh, PA 15230	6.8

Mayor And Burghesses of The London Borough Of Tower Hamlets Mulberry Place 5 Clove Cresent London, E14 2BG5 United Kingdom	6.3

Municipal Fire & Police Retirement System of Iowa 7155 Lake Drive, Suite 201 West Des Moines, IA 50266	6.2

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class V Shares of GMO Emerging Markets Fund as of June 2, 2015:

Name and Address	% Ownership
The Trustees of Princeton University P.O. Box 35 Princeton, NJ 08544	43.3

172

The Northern Trust Company as Trustee FBO Mayo Foundation P.O. Box 92956 Chicago, IL 60675	40.2

CFG Pension Plan 910 Douglas Pike, RSD 115 Smithfield, RI 02917	8.1

MAC & Co. P.O. Box 534005 Pittsburgh, PA 15253	7.5

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class VI Shares of GMO Emerging Markets Fund as of June 2, 2015:

Name and Address	% Ownership
GMO Benchmark-Free Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	15.6

GMO Global (U.S.) Equity Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	15.5

Asset Allocation Trust Wells Fargo Funds Management, LLC Fund Administration 200 Berkeley Street, 21st Floor Boston, MA 02116	14.0

GMO Global Asset Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	10.8

GMO International Equity Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	10.3

173

GMO Strategic Opportunities Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	8.8

State Street Bank and Trust as Trustee for the Northrop Grumman Pension Master Trust Lafayette Corporate Center 2 Avenue De Lafayette Boston, MA 02111	5.5

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of GMO Foreign Fund as of June 2, 2015:

Name and Address	% Ownership
The American University in Cairo 420 Fifth Avenue, 3rd Floor New York, NY 10018	34.4

SEI Private Trust Co. C/O Suntrust FBO City of Fairfax One Freedom Valley Oaks, PA 19456	16.2

Brics & Co. FBO Owensboro Medical 340 South Cleveland Avenue Building #350, 1st Floor/Oh1-8036 Westerville, OH 43081	14.2

The Northern Trust Company as Trustee FBO Greif, Inc. Pension Plan P.O. Box 92956 Chicago, IL 60675	13.8

BMO Harris Bank NA FBO Marianist Prov of The US Equity Funds C/O BMO Harris Bank 11270 West Park Place, Suite 400 Milwaukee, WI 53224	10.8

174

SEI Private Trust Co. C/O Suntrust FBO MCNC Endowment One Freedom Valley Oaks, PA 19456	6.0

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Foreign Fund as of June 2, 2015:

Name and Address	% Ownership
Baylor College of Medicine One Baylor Plaza Houston, TX 77030	47.5

Fidelity Management Trust Company as Trustee for the Sprint Nextel 401k Plan 82 Devonshire Street Boston, MA 02109	32.6

Carey & Co. Toledo Museum Of Art C/O Huntington Trust Co 7 Eatson Oval Columbus, OH 43219	19.5

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of GMO Foreign Fund as of June 2, 2015:

Name and Address	% Ownership
State Street Bank & Trust Company FBO Pinnacle West Capital Corporation – Other Post Retirement Employee Benefit Trust 2 Avenue De Lafayette Boston, MA 02111	84.1

APS Foundation 400 North 5th Street Mail Station 9996 Phoenix, AZ 85004	7.9

175

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Foreign Small Companies Fund as of June 2, 2015:

Name and Address	% Ownership
New Hampshire Retirement System 54 Regional Drive Concord, NH 03301	37.1

Carr & Co. For The Benefit Of Regime De Retraite De L’Universite Du Quebec RBC Investor Services Trust 155 Wellington Street West, 2nd Floor Toronto, Ontario M5V3L3 Canada	13.6

Mac & Co. FBO Alabama Trust Fund - State Of Alabama 525 William Penn Place P.O. Box 3198 Pittsburgh, PA 15230	12.9

The Northern Trust Company as Trustee FBO International Brotherhood of Painters 50 S. Lasalle Street Chicago, IL 60603	9.0

Mac & Co. FBO FMC Corporation 525 William Penn Place P.O. Box 3198 Pittsburgh, PA 15230	5.9

The Northern Trust Company as Trustee FBO FMC Technologies, Inc. Master Retirement Trust P.O. Box 92956 Chicago, IL 60675	5.9

Mac & Co. FBO Operating Engineers Local 324 Pension Plan 525 William Penn Place P.O. Box 3198 Pittsburgh, PA 15230	5.1

176

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of GMO Foreign Small Companies Fund as of June 2, 2015:

Name and Address	% Ownership
Caisse De Retraite D’ Hydro-Quebec 75 Rene-Levesque Boulevard West, 5th Floor Montreal, Quebec H2Z 1A4 Canada	41.7

Merck & Co., Inc. Master Retirement Trust C/O WS 3AF-05 Whitehouse Station, NJ 08889	32.3

San Diego City Employees’ Retirement System 401 West A Street, Suite 400 San Diego, CA 92101	15.0

The Glenmede Trust Company as Trustee of the Pew Memorial Trust 1650 Market Street, Suite 1200 Philadelphia, PA 19103	7.1

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Global Asset Allocation Fund as of June 2, 2015:

Name and Address	% Ownership
GMO Global Asset Allocation Series Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	9.3

Public Employees Retirement System of Ohio 277 East Town Street Columbus, Ohio 43215	6.6

177

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Global Bond Fund as of June 2, 2015:

Name and Address	% Ownership
The Retirement Trust Fund of Lifeway Christian Resources of Southern Baptist Convention One Lifeway Plaza Nashville, TN 37234	37.3

Mac & Co. FBO Silicon Valley 525 William Penn Place P.O. Box 3198 Pittsburgh, PA 15230	46.4

SEI Private Trust Co. C/O Suntrust FBO W&M Investment Funds 7041712 One Freedom Valley Oaks, PA 19456	7.8

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Global Developed Equity Allocation Fund as of June 2, 2015:

Name and Address	% Ownership
Kellogg Company Master Retirement Trust One Kellogg Square Battle Creek, MI 49014	15.0

Stichting Bedrijfstakpensioenfonds Voor De Zoetwaren Industrie Syntrus Achmea Postbus 40048 Apeldoorn, 7300 AX Netherlands	14.0

Orange County Employees Retirement System 2223 East Wellington Avenue Santa Ana, CA 92701	12.5

178

Motion Picture Industry Individual Account Plan Motion Picture Industry Pension & Health 11365 Ventura Boulevard Studio City, CA 91604	7.4

The Northern Trust Company as Trustee FBO Motion Picture Industry Pension Plan 801 S. Canal Street Chicago, IL 60607	6.5

Kellogg Company Retiree Employees’ Welfare Benefit Trust For Collectively Bargained Employees One Kellogg Square Battle Creek, MI 49014	5.5

Grand Lodge Of California And Masonic Related Entities 1111 California Street San Francisco, CA 94108	5.3

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Global Equity Allocation Fund as of June 2, 2015:

Name and Address	% Ownership
Arkansas Teacher Retirement System Attn: Marla Palmer 1400 West Third Street Little Rock, AR 72201	9.4

Stf As Trustee For Saskatchewan Teachers’ Retirement Plan Attn: Sikander Khawaja 2317 Arlington Avenue Saskatoon, Sk S7J 2H8, Canada	8.6

Ventura County Employees Retirement Association Attn Mr. Henry Solis 1190 S Victoria Avenue, Suite 200 Ventura, CA 93003	6.1

179

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Global Focused Equity Fund as of June 2, 2015:

Name and Address	% Ownership
R. Jeremy Grantham 40 Rowes Wharf Boston, MA 02110	46.2

Benjamin L. Inker 776 Boylston Street, PH 1C Boston, MA 02199	26.5

Subash Pereira & Vijaysree Venkatraman 16 St. James Avenue Somerville, MA 02144	11.1

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Shares of GMO Implementation Fund as of June 2, 2015:

Name and Address	% Ownership
GMO Benchmark-Free Allocation Fund c C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	100.0

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO International Bond Fund as of June 2, 2015:

Name and Address	% Ownership
SEI Private Trust Company C/O Compass Bank Endowment Mutual Funds One Freedom Valley Drive Oaks, PA 19456	45.8

180

University of Southern California 1150 South Olive Street, Suite 2300 Los Angeles, CA 90015	35.4

Michael C. Child & Renee Child Trustee The Child Family Trust 35 Ridgeview Drive Atherton, CA 94027	10.1

SEI Private Trust Company C/O Compass Bank Restricted Mutual Funds One Freedom Valley Drive Oaks, PA 19456	5.3

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO International Developed Equity Allocation Fund as of June 2, 2015:

Name and Address	% Ownership
Wendel & Co. FBO Lehigh Valley Hospital – Non Pension Trust 525 William Penn Place P.O. Box 3198 Pittsburgh, PA 15230	14.3

Wendel & Co. FBO Lehigh Valley Hospital – Pension 525 William Penn Place P.O. Box 3198 Pittsburgh, PA 15230	12.0

McMaster University Master Trust 1280 Main Street W Hamilton, Ontario L8S 4L8 Canada	10.6

Grange Mutual Casualty Company 671 South High Street Columbus, OH 43206	6.6

Teco Energy Group Retirement Plan 702 N. Franklin Street Tampa, FL 33601	6.1

181

Park Randolph & Co 502 W. Windsor Road Champaign, IL 61820	5.5

Wells Fargo Bank NA FBO Gerdau Ameristeel Master Trust P.O. Box 1533 Minneapolis, MN 55480	5.3

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO International Equity Allocation Fund as of June 2, 2015:

Name and Address	% Ownership
The Northern Trust Company as Trustee FBO Centurylink 801 S. Canal Street Chicago, IL 60607	18.3

GMO International Equity Allocation Series Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	16.7

The Savannah River Nuclear Solutions LLC Multiple Employer Pension Plan Building 703-47A, Room 114 Aiken, SC 29808	7.7

Mac & Co. FBO Metro Government of Nashville & Davidson County 525 William Penn Place P.O. Box 3198 Pittsburgh, PA 15230	6.6

Saskatchewan Telecommunications Pension Plan 2121 Saskatchewan Drive, 6th Floor Regina, Saskatchewan S4P 3Y2 Canada	6.3

182

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class II Shares of GMO International Equity Fund as of June 2, 2015:

Name and Address	% Ownership
SEI Private Trust Company FBO M&T Bank One Freedom Valley Drive Oaks, PA 19456	25.7

Bank of New York as Trustee for Hilton Hotels Corporation 111 Sanders Creek Parkway Client Services, 2nd Floor East Syracuse, NY 13057	24.9

Mt. Cuba Center, Inc. 100 West 10th Street, Suite 1109 Wilmington, DE 19801	19.2

The Winthrop Rockefeller Foundation 225 East Markham Street, Suite 200 Little Rock, AR 72201	14.6

The Hopkins Committee Of Trustees, Inc. Director Of Finance & Operations Hopkins School 986 Forest Road New Haven, CT 06515	7.1

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO International Equity Fund as of June 2, 2015:

Name and Address	% Ownership
Charles Schwab & Co., Inc. Special Custody Account For Exclusive Benefit of Customers 101 Montgomery Street San Francisco, CA 94104	18.6

183

Macy’s Inc. Defined Benefit Plans Master Trust Seven West Seventh Street Cincinnati, OH 45202	9.7

Wells Fargo Bank NA FBO Retirement Plan for Hospital Employees P.O. Box 1533 Minneapolis, MN 55479	8.6

Farm Credit Canada 1800 Hamilton Street P.O. Box 4320 Regina, SK S4P 4L3 Canada	8.5

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of GMO International Equity Fund as of June 2, 2015:

Name and Address	% Ownership
GMO Global (U.S.) Equity Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	15.1

Asset Allocation Trust Wells Fargo Funds Management, LLC Fund Administration 200 Berkeley Street, 21st Floor Boston, MA 02116	13.0

GMO International Equity Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	10.3

GMO International Developed Equity Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	10.1

184

GMO Global Asset Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	9.8

GMO Benchmark-Free Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	9.1

GMO Global Developed Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	8.4

GMO Strategic Opportunities Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	6.8

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% more of the outstanding Class III Shares of GMO International Large/Mid Cap Equity Fund as of June 2, 2015:

Name and Address	% Ownership
Minnesota Mutual Life Insurance Company C/O Securian Financial Group 400 Robert Street, North A6-4105 St. Paul, MN 55101	28.6

State Street Bank & Trust Co. as Trustee of Invensys Master Retirement Trust 100 Plaza One Jersey City, NJ 07311	16.7

The Paul Hamlyn Foundation 5-11 Leeke Street London WC1X 9HY United Kingdom	12.8

Wells Fargo Bank, NA FBO WFC CBP- GMO International Core Equity P.O. Box 1522 Minneapolis, MN 55480	11.2

185

The Northern Trust Company FBO Metro Atlanta Rapid Transit Authority 50 S. Lasalle Street Chicago, IL 60607	8.4

Dekalb County Pension Board 1300 Commerce Drive, 4th Floor Decatur, GA 30030	7.3

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of GMO International Large/Mid Cap Equity Fund as of June 2, 2015:

Name and Address	% Ownership
BB&T Corporation Pension Plan 223 W Nash Street, 3rd Floor Wilson, NC 27893	17.9

J.P. Morgan Chase Bank NA as Trustee Of Master Trust For Siemens Savings Plan 14201 N. Dallas Parkway, 13th Floor Dallas, TX 75254	16.4

Wells Fargo Bank NA FBO American Express Retirement Savings Plan 1525 West Wt Harris Boulevard Charlotte, NC 28288	14.2

The Northern Trust Company as Custodian FBO Praxair Pension Plan P.O. Box 92956 Chicago, IL 60675	13.6

UMWA 1974 Pension Trust 2121 K Street NW, Suite 350 Washington, DC 20037	13.1

The Northern Trust Company as Trustee FBO Exelon Corporation Pension Master Retirement Trust P.O. Box 92956 Chicago, IL 60675	13.0

186

Retirement Plan Of Praxair Canada, Inc. 1 City Center Drive Suite 1200 Mississauga, ON L5B 1M2 Canada	5.2

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class VI Shares of GMO International Large/Mid Cap Equity Fund as of June 2, 2015:

Name and Address	% Ownership
Kristin W. Zammit 3 Shorehaven Road Norfolk, CT 06855	63.8

Roy Mcgregor 40 Rowes Wharf Boston, MA 02110	8.4

State Street Bank & Trust Co. Custody FBO Alan Berliant SEP IRA 148 Ford Road Sudbary, MA 01776	6.0

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO International Small Companies Fund as of June 2, 2015:

Name and Address	% Ownership
Anne Arundel County Retirement & Pension Systems/Anne Arundel County Maryland 44 Calvert Street Annapolis, MD 21401	33.9

Milwaukee County Employees Retirement System 901 N. 9th Street, #210 Milwaukee, WI 53233	25.7

State University of Iowa Foundation One West Park Road P.O. Box 4550 Iowa City, IA 52244	11.1

187

Meadwestvaco Corporation Master Retirement Trust 299 Park Avenue New York, NY 10171	6.2

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of GMO Quality Fund as of June 2, 2015:

Name and Address	% Ownership
New York University New York University Investment Office 55 Fifth Avenue, 16th Floor New York, NY 10003	10.2

BF Global LP 199 Fremont St, 22nd Floor San Francisco, CA 94105	7.1

Daniels Fund 101 Monroe Street Denver, CO 80206	7.1

Board of Trustees of Michigan State University Office of Investments and Financial Management 412 Administration Building East Lansing, MI 48824	6.6

J.P. Morgan Chase Bank NA as Directed Trustee for The 21st Century Fox America, Inc. Master Trust 1 Chase Manhattan Plaza, 19th Floor New York, NY 10005	6.4

Rock Bluff Domestic Equity Partnership, LP 5500 Preston Road, Suite 250 Dallas, TX 75205	6.3

Mac & Co. FBO William Barron Hilton Trust Mutual Fund Ops 525 William Penn Place P.O. Box 3198 Pittsburgh, PA 15230	6.0

188

North Shore University Health System 1301 Central Street Evanston, IL 60201	5.6

Deseret Mutual Benefit Administrators As Trustee For Deseret Mutual Employee Pension Plan Trust P.O. Box 45530 Salt Lake City, UT 84145	5.5

Trustees Of The University Of Pennsylvania D/B/A University Of Pennsylvania Health System Attn Thomas W. Cooper 1500 Market Street 8Th Floor, West Tower Philadelphia, PA 19102	5.5

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class V Shares of GMO Quality Fund as of June 2, 2015:

Name and Address	% Ownership
Alcoa Master Retirement Plans Trust 201 Isabella Street Pittsburgh, PA 15212	89.8

Alcoa Foundation 201 Isabella Street Pittsburgh, PA 15212	8.4

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class VI Shares of GMO Quality Fund as of June 2, 2015:

Name and Address	% Ownership
Intel Corporation Retirement Plans Master Trust Intel Corporation C/O Stuart O’ Dell 2200 Mission College Boulevard RN6-47 Santa Clara, CA 95054	31.7

189

Chase Nominees Ltd. 125 London Wall P.O. Box 18171 London EC2Y 5AJ United Kingdom	15.9

Mars Pension Trustees Ltd. 3D Dundee Road Slough, Berkshire SL14LG United Kingdom	12.2

State Street Bank and Trust Company as Trustee for the Northrop Grumman Corporation Pension Master Trust One Lincoln Street Boston, MA 02111	10.3

Master Foods Investments LLC One Sunset Way Henderson, NV 89014	8.7

Fundacao Calouste Gulbenkian Servico De Financas E Investimentos Avenida DE Berna, 45A Foundation 1067-001 Lisboa Portugal	5.6

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Resources Fund as of June 2, 2015:

Name and Address	% Ownership
Nortrust Nominees Limited 50 Bank Street Canary Wharf, E14 5NT London United Kingdom	43.8

Princeton Area Community Foundation 15 Princess Road Lawrenceville, NJ 08648	23.5

Michael P. Metcalf 1984 Trust 114 West 47th Street New York, NY 10036	6.3

190

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of GMO Resources Fund as of June 2, 2015:

Name and Address	% Ownership
The Trustees of Princeton University P.O. Box 35 Princeton, NJ 08544	80.1

Mac & Co. FBO Princeton P.O. Box 534005 Pittsburgh, PA 15253	9.2

R. Jeremy Grantham 40 Rowes Wharf Boston, MA 02110	6.8

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Risk Premium Fund as of June 2, 2015:

Name and Address	% Ownership
Sonoma County Employees Retirement Association 433 Aviation Boulevard, Suite 100 Santa Rosa, CA 95403	99.4

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of GMO Risk Premium Fund as of June 2, 2015:

Name and Address	% Ownership
Municipal Fire & Police Retirement System of Iowa 7155 Lake Drive, Suite 201 West Des Moines, IA 50266	100.0

191

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class VI Shares of GMO Risk Premium Fund as of June 2, 2015:

Name and Address	% Ownership
Asset Allocation Trust Wells Fargo Funds Management, LLC Fund Administration 200 Berkeley Street, 21st Floor Boston, MA 02116	36.4

GMO Benchmark-Free Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	31.5

GMO Global Asset Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	25.8

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class VI Shares of GMO Special Opportunities Fund as of June 2, 2015:

Name and Address	% Ownership
GMO Benchmark-Free Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	77.9

GMO Benchmark-Free Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	22.0

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Strategic Opportunities Allocation Fund as of June 2, 2015:

192

Name and Address	% Ownership
South Carolina Retirement System Group Trust 202 Arbor Lake Drive Columbia, SC 29223	29.1

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Taiwan Fund as of June 2, 2015:

Name and Address	% Ownership
State of Connecticut Retirement Plans And Trust Funds 55 Elm Street Hartford, CT 06106	93.5

Board Of Trustees For The Maryland State Retirement And Pension System 120 East Baltimore Street, 16th Floor Baltimore, MD 21202	6.5

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO Tax-Managed International Equity Fund as of June 2, 2015:

Name and Address	% Ownership
The Northern Trust Company as Custodian FBO the Cheyne Walk Trust P.O. Box 92956 Chicago, IL 60675	17.4

Jeffrey LLC C/O The Jeffrey Company 100 East Broad Street, Suite 1700 Columbus, OH 43215	10.1

The Northern Trust FBO Mars Benefit Trust P.O. Box 92956 Chicago, IL 60675	8.9

193

The Northern Trust Company as Custodian FBO Offield Investment LLC P.O. Box 92956 Chicago, IL 60675	7.7

Dumaines C/O Gerard J Sarnie, CPA 201 Devonshire Street, 4th Floor Boston, MA 02110	6.6

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class III Shares of GMO U.S. Equity Allocation Fund as of June 2, 2015:

Name and Address	% Ownership
Fidelity Investments Institutional Operations Company (FIIOC) as Agent For Certain Employee Benefit Plans 100 Magellan Way (KW1C) Covington, KY 41015	19.7

City Of Kansas City Missouri Employees Retirement System 414 E 12th Street Kansas City, MO 64106	14.5

World Wildlife Fund, Inc. 1250 24th Street NW Washington, DC 20037	13.1

Sonoma County Employees Retirement Association 433 Aviation Boulevard, Suite 100 Santa Rosa, CA 95403	12.1

Emerson Electric Company Retirement Master Trust 8000 W Florissant Avenue P.O. Box 4100 Saint Louis, MO 63136	9.3

Hopke Partnership 7422 Hampden Lane Bethesda, MD 20814	6.7

194

The Raymond And Gertrude R Saltzman Foundation Executive Mews 1930 East Marlton Pike Suite N-71 Cherry Hill, NJ 08003	6.3

Sprint Retirement Savings Plan C/O Fidelity Management Company 82 Devonshire Street, V5B Boston, MA 02109	6.1

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class IV Shares of GMO U.S. Equity Allocation Fund as of June 2, 2015:

Name and Address	% Ownership
Teachers’ Retirement System of the City of New York 55 Water Street, 16th Floor New York, NY 10041	52.1

Stichting Pensioenfonds Atos Origin Papendorpseweg 93 3528 BJ Utrecht Netherlands	15.8

Municipal Fire & Police Retirement System of Iowa 7155 Lake Drive, Suite 201 West Des Moines, IA 50266	12.9

FMC Technologies Pension Plan Atlantic Business Centre Atlantic Street Altrincham WA145NQ United Kingdom	10.6

Mac & Co. FBO Princeton P.O. Box 534005 Pittsburgh, PA 15253	8.6

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Class VI Shares of GMO U.S. Equity Allocation Fund as of June 2, 2015:

195

Name and Address	% Ownership
GMO Global (U.S.) Equity Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	22.3

Asset Allocation Trust Wells Fargo Funds Management, LLC Fund Administration 200 Berkeley Street, 21st Floor Boston, MA 02116	15.4

GMO Benchmark-Free Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	12.7

GMO Global Developed Equity Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	12.0

GMO Global Asset Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	11.5

GMO Strategic Opportunities Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	8.7

The following chart sets forth the names, addresses and percentage ownership of those shareholders owning beneficially 5% or more of the outstanding Shares of GMO U.S. Treasury Fund as of June 2, 2015:

Name and Address	% Ownership
GMO Systematic Global Macro Opportunity Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	18.4

196

Asset Allocation Trust Wells Fargo Funds Management, LLC Fund Administration 200 Berkeley Street, 21st Floor Boston, MA 02116	15.8

GMO Asset Allocation Bond Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	12.5

GMO Global Asset Allocation Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	8.1

GMO International Equity Fund C/O GMO LLC 40 Rowes Wharf Boston, MA 02110	7.0

OTHER MATTERS

Indian regulators have alleged that in 2002, Emerging Markets Fund violated certain conditions under which it was granted permission to operate in India and have restricted Emerging Markets

Fund’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of Emerging Markets Fund, a portion of the assets are not permitted to be withdrawn from the Fund’s local custodial account located in India. The amount of restricted assets is small relative to the size of the Fund, approximately 0.06% of the Fund’s net assets as of May 31, 2015. The effect of this claim on the value of the restricted assets, and all matters relating to the Fund’s response to these allegations are subject to the supervision and control of the Trust’s Board of Trustees. Emerging Markets Fund’s costs in respect of this matter are being borne by the Fund.

In addition, in December 2005, Emerging Country Debt Fund entered into litigation against the Government of Argentina (“Argentina”) relating to Argentina’s failure to make payments on certain of its sovereign debt held by the Fund. On September 24, 2007, judgment was awarded in the Fund’s favor. Valuations of the Fund’s holdings of the applicable Argentine debt do not reflect any adjustment related to the judgment because of uncertainties associated with enforcement of the judgment. Costs in respect of this matter are being treated as “extraordinary expenses” and are being borne by the Fund. In 2010, Argentina commenced a public debt exchange in which certain defaulted debts, including legal judgments on those debts, were eligible to be exchanged for a combination of currently performing Argentina bonds, GDP-linked securities, and cash. The eligible portion of the Fund’s judgment and other defaulted Argentine debts were tendered in the debt exchange and the Fund subsequently received the proceeds of the exchange. The valuation of the remaining portion of the Fund’s judgment and all matters relating to the defaulted Argentine securities are subject to the supervision and control of

197

the Trust’s Board of Trustees. The Fund’s judgment represented approximately 0.8% of the net assets of Emerging Country Debt Fund as of May 31, 2015. Supplemental claims specifically seeking pari passu relief were filed by the Fund on October 30, 2014.

In December 2011, creditors of LyondellBasell Industries AF S.C.A. (“LBI”) filed an amended complaint in the United States Bankruptcy Court for the Southern District of New York naming numerous defendants, including U.S. Equity Allocation Fund (formerly, U.S. Core Equity Fund). The litigation seeks to recover pre-bankruptcy distributions by Lyondell Chemical Company (the predecessor to LBI) to its shareholders as part of a 2007 leveraged buyout transaction of Lyondell Chemical Company by which the Company converted to a privately held company, renamed LyondellBasell Industries AF S.C.A. The creditors allege that certain parties to the leveraged buyout damaged LBI and ultimately forced LBI and its subsidiaries to file for bankruptcy protection in 2009. The creditors seek recovery of funds that shareholders received in connection with the leveraged buyout based on allegations, under state law, of fraudulent conveyance. In January 2011, a motion to dismiss the Second Amended Complaint was filed and joined by many defendants. By order dated January 14, 2014, the motion to dismiss was granted with leave to replead with respect to the intentional fraudulent transfer claims but denied with respect to the constructive fraudulent transfer claims. A motion to dismiss a further amended complaint was fully briefed and argued on January 14, 2015. Costs in respect of this matter are being treated as “extraordinary expenses” and are being borne by the Funds.

FINANCIAL STATEMENTS

The Trust’s audited financial statements, financial highlights, and, for each Fund other than the Bond Funds, report of the independent registered public accounting firm of the Funds, included in the Annual Report for the fiscal year ended February 28, 2015 for each Fund and filed with the SEC pursuant to Section 30(d) of the 1940 Act and the rules promulgated thereunder, are hereby incorporated in this SAI by reference. The Funds’ Annual Reports for the fiscal year ended February 28, 2015 were filed electronically with the SEC on Form N-CSR on May 1, 2015 (Accession No. 0001193125-15-165975).

198

Appendix A

GMO TRUST

SPECIMEN PRICE MAKE-UP SHEETS

Following are computations for each Fund of the total offering price per share of each class of shares of beneficial interest of the Fund that are offered through the Prospectus and that had shares of beneficial interest outstanding as of February 28, 2015, in each case based upon their respective net asset values and shares of beneficial interest outstanding as of the close of business on February 28, 2015.

Alpha Only Fund - Class III
Net Assets at Value (Equivalent to $22.93 per share based on 1,164,225 shares of beneficial interest outstanding)	$26,694,601
Offering Price	$22.93
Alpha Only Fund - Class IV
Net Assets at Value (Equivalent to $22.95 per share based on 145,270,955 shares of beneficial interest outstanding)	$3,333,388,025
Offering Price	$22.95
Asset Allocation Bond Fund - Class III
Net Assets at Value (Equivalent to $26.36 per share based on 16,007,962 shares of beneficial interest outstanding)	$421,909,762
Offering Price	$26.36
Asset Allocation Bond Fund - Class VI
Net Assets at Value (Equivalent to $26.40 per share based on 176,238,198 shares of beneficial interest outstanding)	$4,652,196,688
Offering Price	$26.40
Benchmark-Free Allocation Fund - Class III
Net Assets at Value (Equivalent to $27.04 per share based on 223,443,946 shares of beneficial interest outstanding)	$6,040,890,814
Offering Price (27.04 x 100 / 99.82)*	$27.09
Benchmark-Free Allocation Fund - Class IV
Net Assets at Value (Equivalent to $27.03 per share based on 124,454,151 shares of beneficial interest outstanding)	$3,363,711,334
Offering Price (27.03 x 100 / 99.82)*	$27.08
Benchmark-Free Allocation Fund - Class MF
Net Assets at Value (Equivalent to $27.04 per share based on 453,216,957 shares of beneficial interest outstanding)	$12,255,178,591
Offering Price (27.04 x 100 / 99.82)*	$27.09

Benchmark-Free Bond Fund - Class III
Net Assets at Value (Equivalent to $25.72 per share based on 358,835 shares of beneficial interest outstanding)	$9,230,039
Offering Price	$25.72
Benchmark-Free Fund - Class III
Net Assets at Value (Equivalent to $20.30 per share based on 248,835,064 shares of beneficial interest outstanding)	$5,052,362,229
Offering Price (20.30 x 100 / 99.82)*	$20.34
Core Plus Bond Fund - Class III
Net Assets at Value (Equivalent to $7.81 per share based on 6,538,196 shares of beneficial interest outstanding)	$51,044,989
Offering Price	$7.81
Core Plus Bond Fund - Class IV
Net Assets at Value (Equivalent to $7.83 per share based on 24,413,306 shares of beneficial interest outstanding)	$191,054,366
Offering Price	$7.83
Currency Hedged International Bond Fund - Class III
Net Assets at Value (Equivalent to $9.90 per share based on 7,262,218 shares of beneficial interest outstanding)	$71,890,523
Offering Price	$9.90
Debt Opportunities Fund - Class VI
Net Assets at Value (Equivalent to $24.80 per share based on 72,212,790 shares of beneficial interest outstanding)	$1,790,805,334
Offering Price (24.80 x 100 / 99.60)*	$24.90
Developed World Stock Fund - Class III
Net Assets at Value (Equivalent to $24.93 per share based on 6,375,275 shares of beneficial interest outstanding)	$158,906,927
Offering Price (24.93 x 100 / 99.75)*	$24.99
Developed World Stock Fund - Class IV
Net Assets at Value (Equivalent to $24.94 per share based on 11,612,009 shares of beneficial interest outstanding)	$289,637,447
Offering Price (24.94 x 100 / 99.75)*	$25.00
Emerging Countries Fund - Class III
Net Assets at Value (Equivalent to $9.13 per share based on 4,217,330 shares of beneficial interest outstanding)	$38,502,450
Offering Price	$9.13

Emerging Country Debt Fund - Class III
Net Assets at Value (Equivalent to $9.49 per share based on 78,606,455 shares of beneficial interest outstanding)	$746,181,627
Offering Price (9.49 x 100 / 99.50)*	$9.54
Emerging Country Debt Fund - Class IV
Net Assets at Value (Equivalent to $9.48 per share based on 344,055,082 shares of beneficial interest outstanding)	$3,262,104,422
Offering Price (9.48 x 100 / 99.50)*	$9.53
Emerging Domestic Opportunities Fund - Class II
Net Assets at Value (Equivalent to $23.99 per share based on 30,762,566 shares of beneficial interest outstanding)	$738,035,466
Offering Price (23.99 x 100 / 99.20)*	$24.18
Emerging Domestic Opportunities Fund - Class III
Net Assets at Value (Equivalent to $23.98 per share based on 14,029,299 shares of beneficial interest outstanding)	$336,487,667
Offering Price (23.98 x 100 / 99.20)*	$24.17
Emerging Domestic Opportunities Fund - Class IV
Net Assets at Value (Equivalent to $24.00 per share based on 28,608,155 shares of beneficial interest outstanding)	$686,589,386
Offering Price (24.00 x 100 / 99.20)*	$24.19
Emerging Domestic Opportunities Fund - Class V
Net Assets at Value (Equivalent to $23.98 per share based on 10,647,753 shares of beneficial interest outstanding)	$255,378,605
Offering Price (23.98 x 100 / 99.20)*	$24.17
Emerging Domestic Opportunities Fund - Class VI
Net Assets at Value (Equivalent to $24.06 per share based on 25,168,157 shares of beneficial interest outstanding)	$605,468,836
Offering Price (24.06 x 100 / 99.20)*	$24.25
Emerging Markets Fund - Class II
Net Assets at Value (Equivalent to $10.16 per share based on 98,439,889 shares of beneficial interest outstanding)	$1,000,298,623
Offering Price (10.16 x 100 / 99.20)*	$10.24
Emerging Markets Fund - Class III
Net Assets at Value (Equivalent to $10.19 per share based on 27,846,324 shares of beneficial interest outstanding)	$283,712,179
Offering Price (10.19 x 100 / 99.20)*	$10.27

Emerging Markets Fund - Class IV
Net Assets at Value (Equivalent to $10.10 per share based on 82,961,778 shares of beneficial interest outstanding)	$837,963,244
Offering Price (10.10 x 100 / 99.20)*	$10.18
Emerging Markets Fund - Class V
Net Assets at Value (Equivalent to $10.08 per share based on 16,876,589 shares of beneficial interest outstanding)	$170,125,253
Offering Price (10.08 x 100 / 99.20)*	$10.16
Emerging Markets Fund - Class VI
Net Assets at Value (Equivalent to $10.10 per share based on 514,272,520 shares of beneficial interest outstanding)	$5,194,556,742
Offering Price (10.10 x 100 / 99.20)*	$10.18
Foreign Fund - Class II
Net Assets at Value (Equivalent to $12.12 per share based on 8,937,718 shares of beneficial interest outstanding)	$108,342,803
Offering Price	$12.12
Foreign Fund - Class III
Net Assets at Value (Equivalent to $12.20 per share based on 12,462,678 shares of beneficial interest outstanding)	$152,046,841
Offering Price	$12.20
Foreign Fund - Class IV
Net Assets at Value (Equivalent to $12.53 per share based on 1,987,853 shares of beneficial interest outstanding)	$24,905,315
Offering Price	$12.53
Foreign Small Companies Fund - Class III
Net Assets at Value (Equivalent to $15.31 per share based on 23,107,805 shares of beneficial interest outstanding)	$353,777,813
Offering Price (15.31 x 100 / 99.50)*	$15.39
Foreign Small Companies Fund - Class IV
Net Assets at Value (Equivalent to $15.28 per share based on 49,803,703 shares of beneficial interest outstanding)	$760,850,264
Offering Price (15.28 x 100 / 99.50)*	$15.36
Global Asset Allocation Fund - Class III
Net Assets at Value (Equivalent to $11.27 per share based on 432,079,921 shares of beneficial interest outstanding)	$4,868,922,397
Offering Price (11.27 x 100 / 99.86)*	$11.29

Global Bond Fund - Class III
Net Assets at Value (Equivalent to $8.67 per share based on 5,386,314 shares of beneficial interest outstanding)	$46,720,136
Offering Price	$8.67
Global Developed Equity Allocation Fund - Class III
Net Assets at Value (Equivalent to $22.84 per share based on 77,527,733 shares of beneficial interest outstanding)	$1,770,455,429
Offering Price (22.84 x 100 / 99.92)*	$22.86
Global Equity Allocation Fund - Class III
Net Assets at Value (Equivalent to $8.74 per share based on 435,030,785 shares of beneficial interest outstanding)	$3,800,255,792
Offering Price (8.74 x 100 / 99.81)*	$8.76
Global Focused Equity Fund-Class III
Net Assets at Value (Equivalent to $22.14 per share based on 505,911 shares of beneficial interest outstanding)	$11,199,388
Offering Price	$22.14
Implementation Fund
Net Assets at Value (Equivalent to $13.59 per share based on 1,170,851,512 shares of beneficial interest outstanding)	$15,915,866,326
Offering Price (13.59 x 100 / 99.80)*	$13.62
International Bond Fund - Class III
Net Assets at Value (Equivalent to $6.95 per share based on 6,272,180 shares of beneficial interest outstanding)	$43,585,167
Offering Price	$6.95
International Developed Equity Allocation Fund – Class III
Net Assets at Value (Equivalent to $16.88 per share based on 69,947,389 shares of beneficial interest outstanding)	$1,180,493,485
Offering Price (16.88 x 100 / 99.92)*	$16.89
International Equity Allocation Fund - Class III
Net Assets at Value (Equivalent to $10.57 per share based on 150,931,074 shares of beneficial interest outstanding)	$1,595,039,296
Offering Price (10.57 x 100 / 99.73)*	$10.60
International Equity Fund - Class II
Net Assets at Value (Equivalent to $23.43 per share based on 5,068,536 shares of beneficial interest outstanding)	$118,736,648
Offering Price	$23.43

International Equity Fund - Class III
Net Assets at Value (Equivalent to $23.70 per share based on 64,276,789 shares of beneficial interest outstanding)	$1,523,128,200
Offering Price	$23.70
International Equity Fund - Class IV
Net Assets at Value (Equivalent to $23.66 per share based on 480,710,043 shares of beneficial interest outstanding)	$11,374,017,332
Offering Price	$23.66
International Large/Mid Cap Equity Fund - Class III
Net Assets at Value (Equivalent to $30.16 per share based on 19,638,434 shares of beneficial interest outstanding)	$592,365,148
Offering Price	$30.16
International Large/Mid Cap Equity Fund - Class IV
Net Assets at Value (Equivalent to $30.14 per share based on 44,673,683 shares of beneficial interest outstanding)	$1,346,482,900
Offering Price	$30.14
International Large/Mid Cap Equity Fund - Class VI
Net Assets at Value (Equivalent to $30.11 per share based on 28,406 shares of beneficial interest outstanding)	$855,375
Offering Price	$30.11
International Small Companies Fund - Class III
Net Assets at Value (Equivalent to $7.65 per share based on 37,034,710 shares of beneficial interest outstanding)	$283,445,509
Offering Price (7.65 x 100 / 99.50)*	$7.69
Quality Fund - Class III
Net Assets at Value (Equivalent to $22.98 per share based on 232,170,169 shares of beneficial interest outstanding)	$5,336,063,157
Offering Price	$22.98
Quality Fund - Class IV
Net Assets at Value (Equivalent to $23.01 per share based on 95,700,670 shares of beneficial interest outstanding)	$2,201,876,058
Offering Price	$23.01
Quality Fund - Class V
Net Assets at Value (Equivalent to $23.01 per share based on 11,639,466 shares of beneficial interest outstanding)	$267,809,481
Offering Price	$23.01

Quality Fund - Class VI
Net Assets at Value (Equivalent to $ 22.99 per share based on 108,609,002 shares of beneficial interest outstanding)	$2,496,929,828
Offering Price	$22.99
Resources Fund - Class III
Net Assets at Value (Equivalent to $16.33 per share based on 1,453,731 shares of beneficial interest outstanding)	$23,733,976
Offering Price (16.33 x 100 / 99.70)*	$16.38
Resources Fund - Class IV
Net Assets at Value (Equivalent to $ 16.28 per share based on 7,327,458 shares of beneficial interest outstanding)	$119,308,249
Offering Price (16.28 x 100 / 99.70)*	$16.33
Risk Premium Fund - Class III
Net Assets at Value (Equivalent to $9.91 per share based on 487,307 shares of beneficial interest outstanding)	$4,831,552
Offering Price (9.91 x 100 / 99.85)*	$9.92
Risk Premium Fund - Class IV
Net Assets at Value (Equivalent to $9.94 per share based on 713,890 shares of beneficial interest outstanding)	$7,094,195
Offering Price (9.94 x 100 / 99.85)*	$9.95
Risk Premium Fund - Class VI
Net Assets at Value (Equivalent to $ 9.94 per share based on 43,514,064 shares of beneficial interest outstanding)	$432,464,534
Offering Price (9.94 x 100 / 99.85)*	$9.95
Special Opportunities Fund - Class VI
Net Assets at Value (Equivalent to $19.81 per share based on 42,598,653 shares of beneficial interest outstanding)	$843,863,947
Offering Price (19.81 x 100 / 99.50)*	$19.91
Strategic Opportunities Allocation Fund - Class III
Net Assets at Value (Equivalent to $21.89 per share based on 111,886,982 shares of beneficial interest outstanding)	$2,449,193,543
Offering Price (21.89 x 100 / 99.86)*	$21.92
Taiwan Fund - Class III
Net Assets at Value (Equivalent to $22.52 per share based on 5,228,071 shares of beneficial interest outstanding)	$117,745,164
Offering Price (22.52 x 100 / 99.85)*	$22.55

Tax-Managed International Equities Fund - Class III
Net Assets at Value (Equivalent to $ 16.80 per share based on 25,424,708 shares of beneficial interest outstanding)	$427,047,708
Offering Price	$16.80
U.S. Equity Allocation Fund - Class III
Net Assets at Value (Equivalent to $16.61 per share based on 17,276,113 shares of beneficial interest outstanding)	$286,934,404
Offering Price	$16.61
U.S. Equity Allocation Fund - Class IV
Net Assets at Value (Equivalent to $ 16.58 per share based on 26,051,975 shares of beneficial interest outstanding)	$431,841,484
Offering Price	$16.58
U.S. Equity Allocation Fund - Class VI
Net Assets at Value (Equivalent to $16.54 per share based on 364,591,483 shares of beneficial interest outstanding)	$6,031,360,569
Offering Price	$16.54
U.S. Treasury Fund
Net Assets at Value (Equivalent to $25.00 per share based on 89,758,472 shares of beneficial interest outstanding)	$2,243,930,647
Offering Price	$25.00

Footnotes to Specimen Price Make-Up Sheets

*	Represents maximum offering price charged on certain cash purchases. See “How to Purchase Shares” and “Purchase Premiums and Redemption Fees” in the Fund’s Prospectus.

Appendix B

COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

Commercial Paper Ratings

Standard & Poor’s. Standard & Poor’s short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days – including commercial paper. The following are excerpts from Standard & Poor’s short-term issue credit ratings definitions:

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 — A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C — A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D — A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Moody’s. Moody’s short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments. The following are excerpts from Moody’s short-term ratings definitions:

P-1 — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Corporate Debt Ratings

Standard & Poor’s. A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. The following are excerpts from Standard & Poor’s long-term issue credit ratings definitions:

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C — Obligations rated “BB”, “B”, “CCC”, “CC”, and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C — An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D — An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days, in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or Minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR — This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Moody’s. Moody’s long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and expected financial loss suffered in the event of default. The following are excerpts from Moody’s long-term obligation ratings definitions:

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are judged to be medium grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Caa — Obligations rated “Caa” are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C — Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

*	By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Appendix C

GMO TRUST

PROXY VOTING POLICY

Adopted September 16, 2003, Revised March 11, 2010

I. Statement of Policy

GMO Trust (the “Trust”) delegates the authority and responsibility to vote proxies related to portfolio securities held by the series of the Trust (each, a “Fund,” and collectively, the “Funds”) to Grantham, Mayo, Van Otterloo & Co. LLC, its investment adviser (the “Adviser”).

The Board of Trustees (the “Board”) of the Trust has reviewed and approved the use of the proxy voting policies and procedures of the Adviser (“Proxy Voting Procedures”) on behalf of the Funds when exercising voting authority on behalf of the Funds.

II. Standard

The Adviser shall vote proxies related to portfolio securities in the best interests of the Funds and their shareholders. In the event of any conflicts of interest between the Adviser and the Funds, the Adviser shall follow procedures that enable it to cause the proxy to be voted in the best interests of the Funds and their shareholders, which may include (1) causing the proxy to be voted pursuant to the recommendation of an independent third party, pursuant to pre-established proxy voting guidelines, or (2) seeking instructions from the Board on the manner in which the proxy should be voted.

III. Review of Proxy Voting Procedures

The Board shall periodically review the Proxy Voting Procedures presented by the Adviser.

The Adviser shall provide periodic reports to the Board regarding any proxy votes where a material conflict of interest was identified except in circumstances where the Adviser caused the proxy to be voted consistent with the recommendation of the independent third party.

The Adviser shall notify the Board promptly of any material change to its Proxy Voting Procedures.

IV. Securities Lending

When a Fund lends its portfolio securities, the Adviser pursuant to the authority delegated to it by the Fund retains an obligation with respect to voting proxies relating to such securities. However, while such securities are on loan, a Fund will not have the right to vote the proxies relating to those securities. As a result, a Fund will only loan its portfolio securities pursuant to securities lending arrangements that permit the Fund to recall a loaned security or to exercise voting rights associated with the security. However, the Adviser generally will not arrange to have a security recalled or to exercise voting rights associated with a security unless the Adviser both (1) receives adequate notice of a proposal upon which shareholders are being asked to vote (which the Adviser often does not receive, particularly in the case of non-U.S. issuers) and (2) the Adviser believes that the benefits to the Fund of voting on such proposal outweigh the benefits to the Fund of having the security remain out on loan. The Adviser may use third party service providers to assist it in identifying and evaluating proposals, and to assist it in recalling loaned securities for proxy voting purposes.

V. Certain Non-U.S. Markets

In certain non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer may not be able to trade in the issuer’s stock for a period of time around the shareholder meeting date. In addition, there may be other costs or impediments to voting proxies in certain non-U.S. markets (e.g., receiving adequate notice, arranging for a proxy, and re-registration requirements). In non-U.S. markets with the foregoing attributes, the Adviser generally will determine not to vote proxies unless it believes that the potential benefits to the Fund of voting outweigh the impairment of portfolio management flexibility and the expected costs/impediments associated with voting.

VI. Disclosure

The following disclosure shall be provided:

A.	Each Fund’s proxy voting record shall annually be included in the Fund’s Form N-PX.

B.	The Adviser shall cause each Fund to include the Trust’s proxy voting policies and procedures in the Trust’s statement of additional information.

C.	Each Fund’s shareholder report shall include a statement that a description of the Fund’s proxy voting policies and procedures is available (i) without charge, upon request, by calling a specified toll-free or collect telephone number; (ii) on the Fund’s website, if applicable; and (iii) on the Commission’s website at http://www.sec.gov.

D.	The Trust’s statement of additional information and each Fund’s shareholder report shall include a statement that information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling a specified toll-free or collect telephone number, or on or through the Fund’s website, or both; and (ii) on the Commission’s website at http://www.sec.gov.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC

GMO AUSTRALIA LTD.

GMO EUROPE LLC

GMO SINGAPORE PTE LTD.

(TOGETHER “GMO”)

PROXY VOTING POLICIES AND PROCEDURES

Amended and Restated as of May 12, 2011

Amended as of December 12, 2011, October 22, 2013, and June 25, 2014

I.	Introduction and General Principles

GMO provides investment advisory services primarily to institutional, including both ERISA and non-ERISA clients, and commercial clients. GMO understands that proxy voting is an integral aspect of security ownership. Accordingly, in cases where GMO has been delegated authority to vote proxies, that function must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

This policy permits clients of GMO to: (1) delegate to GMO the responsibility and authority to vote proxies on their behalf according to GMO’s proxy voting polices and guidelines; (2) delegate to GMO the responsibility and authority to vote proxies on their behalf according to the particular client’s own proxy voting policies and guidelines; or (3) elect to vote proxies themselves. In instances where clients elect to vote their own proxies, GMO shall not be responsible for voting proxies on behalf of such clients.

GMO believes that the following policies and procedures are reasonably designed to ensure that proxy matters are conducted in the best interest of its clients, in accordance with GMO’s fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in the Department of Labor interpretations.

II.	Proxy Voting Guidelines

GMO has engaged Institutional Shareholder Services Group, Inc. (“ISS”) as its proxy voting agent to:

(1)	research and make voting recommendations or, for matters for which GMO has so delegated, to make the voting determinations;

(2)	ensure that proxies are voted and submitted in a timely manner;

(3)	handle other administrative functions of proxy voting;

(4)	maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

(5)	maintain records of votes cast; and

(6)	provide recommendations with respect to proxy voting matters in general.

Proxies generally will be voted in accordance with the voting recommendations contained in the applicable ISS Regional Proxy Voting Policy, as in effect from time to time, subject to such modifications as may be determined by GMO (as described below). Copies of concise summaries of the current ISS regional proxy voting guidelines are available through ISS’ “Policy Gateway” at http://www.issgovernance.com. To the extent GMO determines to adopt proxy voting guidelines that differ from the ISS proxy voting recommendations, such guidelines will be set forth on Exhibit A and proxies with respect to such matters will be voted in accordance with the guidelines set forth on Exhibit A. GMO reserves the right to modify any of the recommendations set forth in the ISS Proxy Voting Manual in the future. If any such changes are made, an amended Exhibit A to these Proxy Voting Policies and Procedures will be made available for clients.

Except in instances where a GMO client retains voting authority, GMO will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.

In certain non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer may not be able to trade in the issuer’s stock for a period of time around the shareholder meeting date. In addition, there may be other costs or impediments to voting proxies in certain non-U.S. markets (e.g., receiving adequate notice, arranging for a proxy, and re-registration requirements). In non-U.S. markets with the foregoing attributes, GMO generally will determine to not vote proxies unless it believes that the potential benefits to the client of voting outweigh the impairment of portfolio management flexibility and the expected costs/impediments associated with voting. In addition, if a portfolio security is out on loan, GMO generally will not arrange to have the security recalled or to exercise voting rights associated with the security unless GMO both (1) receives adequate notice of a proposal upon which shareholders are being asked to vote (which GMO often does not receive, particularly in the case of non-U.S. issuers) and (2) GMO believes that the benefits to the client of voting on such proposal outweigh the benefits to the client of having the security remain out on loan. GMO may use third-party service providers to assist it in identifying and evaluating proposals, and to assist it in recalling loaned securities for proxy voting purposes.

III.	Proxy Voting Procedures

GMO has a Corporate Actions Group with responsibility for administering the proxy voting process, including:

1.	Implementing and updating the applicable ISS regional proxy voting guidelines set forth in the ISS Proxy Voting Manual, as modified from time to time by Exhibit A hereto;

2.	Overseeing the proxy voting process; and

3.	Providing periodic reports to GMO’s Compliance Department and clients as requested.

There may be circumstances under which a portfolio manager or other GMO investment professional (“GMO Investment Professional”) believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines described in Section II. In such an event, the GMO Investment Professional will inform GMO’s Corporate Actions Group of its decision to vote such proxy in a manner inconsistent with the proxy voting guidelines described in Section II.

IV.	Conflicts of Interest

As ISS will vote proxies in accordance with the proxy voting guidelines described in Section II, GMO believes that this process is reasonably designed to address conflicts of interest that may arise between GMO and a client as to how proxies are voted.

In addition, if GMO is aware that one of the following conditions exists with respect to a proxy, GMO shall consider such event a potential material conflict of interest:

1.	GMO has a business relationship or potential relationship with the issuer;

2.	GMO has a business relationship with the proponent of the proxy proposal; or

3.	GMO members, employees or consultants have a personal or other business relationship with the participants in the proxy contest, such as corporate directors or director candidates.

In the event of a potential material conflict of interest, GMO will (i) vote such proxy according to Exhibit A (if applicable) or the specific recommendation of ISS; (ii) seek instructions from the client or request that the client votes such proxy; or (iii) abstain. All such instances shall be reported to GMO’s Compliance Department at least quarterly.

V.	Special Procedures for Voting Shares of GMO Trust

GMO’s responsibility and authority to vote proxies on behalf of its clients for shares of GMO Trust, a family of registered mutual funds for which GMO serves as the investment adviser, may give rise to conflicts of interest. Accordingly, GMO will (i) vote such proxies in the best interests of its clients with respect to routine matters, including proxies relating to the election of Trustees; and (ii) with respect to matters where a conflict of interest exists between GMO and GMO Trust, such as proxies relating to a new or amended investment management contract between GMO Trust and GMO, or a re-organization of a series of GMO Trust, GMO will either (a) vote such proxies in the same proportion as the votes cast with respect to that proxy, (b) seek instructions from its clients and vote on accordance with those instructions, or (c) take such other action as GMO deems appropriate in consultation with the Trust’s Chief Compliance Officer.

VI.	Special Procedures for Voting Shares of GMO Series Trust

GMO also serves as investment adviser for the GMO Series Trust family of registered mutual funds. Each series of GMO Series Trust is a “Feeder Fund” investing substantially of its assets in shares of a corresponding series of GMO Trust (each a “Master Fund”) in reliance on Section 12(d)(1)(E) of the Investment Company Act of 1940 (the “1940 Act”). In accordance with Section 12(d)(1)(E) of the 1940 Act, GMO will either (i) seek instructions from a Feeder Fund’s holders with regard to the voting of all proxies with respect to the Feeder Fund’s shares in the corresponding Master Fund and vote such proxies only in accordance with such instructions, or (ii) vote the shares of the corresponding Master Fund held by a Feeder Fund in the same proportion as the vote of all other holders of the Master Fund.

VII.	Recordkeeping

GMO will maintain records relating to the implementation of these proxy voting policies and procedures, including:

(1)	a copy of these policies and procedures which shall be made available to clients, upon request;

(2)	a record of each vote cast (which ISS maintains on GMO’s behalf); and

(3)	each written client request for proxy records and GMO’s written response to any client request for such records.

Such proxy voting records shall be maintained for a period of five years.

VIII.	Disclosure

Except as otherwise required by law, GMO has a general policy of not disclosing to any issuer or third party how GMO or its voting delegate voted a client’s proxy.

Exhibit A (as amended February 2, 2009)

Modifications to recommendations set forth in the ISS Proxy Voting Manual

Shareholder Ability to Act by Written Consent

Vote FOR proposals to restrict or prohibit shareholder activity to take action by written consent.

Vote AGAINST proposals to allow or make easier shareholder action by written consent.

Cumulative Voting

Vote FOR proposals to eliminate cumulative voting.

Vote AGAINST proposals to restore or provide for cumulative voting.

Incumbent Director Nominees

Vote WITH management’s recommendations regarding incumbent director nominees.

GMO Trust

Multiple Classes - Supplemental Information

Class Designations

In addition to the classes of shares identified in the GMO Trust Prospectus dated June 30, 2015 (the “Multi-Class Prospectus”) as being currently offered by each Fund of GMO Trust (the “Trust”), each Fund of the Trust may also from time to time issue one or more of the following classes of shares: Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares, Class VIII Shares, and Class MF Shares. Exhibit A to this Supplement identifies the classes (except Class MF) each Fund may offer, and Exhibit B to this Supplement identifies the Funds that may offer Class MF Shares. Each class of shares of a Fund will represent interests in the same portfolio of investments and, except as described herein, shall have the same rights and obligations as each other class of shares of such Fund. The sole economic difference among Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, and Class VIII Shares is the level of shareholder service fee (“Shareholder Service Fee”) that the classes bear for client and shareholder service, reporting and other support. The existence of multiple classes reflects the fact that, as the size of a client relationship increases, the cost to service that client decreases as a percentage of the assets in that account. Thus, the Shareholder Service Fee generally is lower for classes that require greater total assets under management of Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Class MF Shares are subject to a supplemental support fee (“Supplemental Support Fee”), but not a Shareholder Service Fee.

Each class of shares that is not presently being offered shall be subject to such investment minimums and other eligibility requirements as shall be set forth in the Trust’s prospectuses or statements of additional information prior to the commencement of sale of such shares (the “Registration Statement”). Each such class will bear the same purchase premium and redemption fee, if any, assessed by the class(es) of shares of the relevant Fund currently being offered.

Class Eligibility

Class eligibility is generally dependent on the size of the client’s total assets under the management of GMO, the Trust’s investment adviser, and its affiliates, the size of the client’s total investment in the particular Fund of the Trust, or a combination of both, as described from time to time in the Registration Statement. Mutual funds that wish to invest in a Fund and that wish to receive supplemental support services will be eligible to purchase its Class MF shares (to the extent available).

Eligibility requirements for classes of shares currently offered by the Trust are set forth in the Multi-Class Prospectus. Eligibility requirements for classes of shares not currently being offered will be established and disclosed in the relevant Fund’s prospectus prior to the offering of such shares. GMO will make all determinations as to aggregation of client accounts for purposes of determining eligibility.

Class Characteristics

Class I, Class II, Class III, Class IV, Class V, Class VI, Class VII, and Class VIII Shares

The sole difference among the various classes of shares is the level of Shareholder Service Fee borne by the class for client and shareholder service, reporting and other support provided to such class by GMO. The Shareholder Service Fee borne by each class of shares of each Fund is set forth in Exhibit A hereto. The expenses associated with an investment in any of the classes currently being offered by a Fund are described in detail under “Fees and Expenses” for that Fund in the Multi-Class Prospectus.

Investors should be aware that, because of the different Shareholder Service Fee borne by each class of shares of a particular Fund, the net annual fund operating expenses associated with an investment in Class I Shares or Class II Shares of a Fund (other than an asset allocation fund) will typically be 0.13% higher and 0.07% higher, respectively, than an investment in Class III Shares of the same Fund. As a result, the total return earned by an investment in Class I or Class II Shares of a Fund will always be lower than the total return earned by Class III Shares of the same Fund. Similarly, an investor in Class IV, Class V, Class VI, Class VII, and Class VIII Shares can expect to pay lower net annual fund operating expenses and earn correspondingly higher returns than an investor in Class III Shares of the same Fund over the same period.

The multiple class structure reflects the fact that, as the size of the client relationship increases, the cost to service that client decreases as a percentage of the assets in that account. Thus, the Shareholder Service Fee is generally lower for classes that require greater total assets under GMO’s management.

All classes of shares of a Fund bear the same level of purchase premium and/or redemption fee, if any.

Class MF Shares

Class MF Shares of each Fund pay GMO the Supplemental Support Fee, which is used by GMO to defray its expenses (or the expenses of a third party) in providing supplemental support with respect to Class MF shareholders and their investment advisers. The Supplemental Support Fee borne by the Class MF Shares of each Fund is set forth in Exhibit B hereto. The expenses associated with an investment in Class MF Shares currently being offered by a Fund are described in detail in the Multi-Class Prospectus under “Fees and Expenses.”

The Class MF Shares of a Fund bear the same level of purchase premium and/or redemption fee, if any, as all other classes of the same Fund.

Conversion and Exchange Features

Conversion and exchange features for classes of shares currently offered by the Trust are set forth in the Multi-Class Prospectus. Conversion and exchange features for classes of shares not currently being offered will be established and disclosed in the relevant Fund’s prospectus prior to the offering of such shares.

EXHIBIT A: SHAREHOLDER SERVICE FEE SCHEDULE

Class I Shares

Fund	Service Fee
GMO International Equity Fund	0.28%
GMO Foreign Fund	0.28%
GMO Core Plus Bond Fund	0.28%
GMO International Small Companies Fund	0.28%
GMO Emerging Markets Fund	0.28%
GMO Alpha Only Fund	0.28%
GMO International Bond Fund	0.28%
GMO Currency Hedged International Bond Fund	0.28%
GMO Global Bond Fund	0.28%
GMO Emerging Country Debt Fund	0.28%
GMO Emerging Countries Fund	0.28%
GMO Tax-Managed International Equities Fund	0.28%
GMO International Equity Allocation Fund	0.13%
GMO Global Equity Allocation Fund	0.13%
GMO Global Asset Allocation Fund	0.13%
GMO Benchmark-Free Allocation Fund	0.13%

Class II Shares

Fund	Service Fee
GMO Quality Fund	0.22%
GMO International Equity Fund	0.22%
GMO Foreign Fund	0.22%
GMO Core Plus Bond Fund	0.22%
GMO International Small Companies Fund	0.22%
GMO Emerging Markets Fund	0.22%
GMO Emerging Domestic Opportunities Fund	0.22%
GMO Alpha Only Fund	0.22%

EXHIBIT A: SHAREHOLDER SERVICE FEE SCHEDULE

GMO International Bond Fund	0.22%
GMO Currency Hedged International Bond Fund	0.22%
GMO Global Bond Fund	0.22%
GMO Emerging Country Debt Fund	0.22%
GMO Emerging Countries Fund	0.22%
GMO Tax-Managed International Equities Fund	0.22%
GMO International Equity Allocation Fund	0.07%
GMO Global Equity Allocation Fund	0.07%
GMO Global Asset Allocation Fund	0.07%
GMO Benchmark-Free Allocation Fund	0.07%

Class III Shares

Fund	Service Fee
GMO U.S. Equity Allocation Fund	0.15%
GMO Quality Fund	0.15%
GMO International Large/Mid Cap Equity Fund	0.15%
GMO International Equity Fund	0.15%
GMO Core Plus Bond Fund	0.15%
GMO International Small Companies Fund	0.15%
GMO Emerging Markets Fund	0.15%
GMO Emerging Domestic Opportunities Fund	0.15%
GMO Alpha Only Fund	0.15%
GMO International Bond Fund	0.15%
GMO Currency Hedged International Bond Fund	0.15%
GMO Global Bond Fund	0.15%
GMO Emerging Country Debt Fund	0.15%
GMO Emerging Countries Fund	0.15%
GMO Tax-Managed International Equities Fund	0.15%
GMO Foreign Fund	0.15%
GMO Foreign Small Companies Fund	0.15%

EXHIBIT A: SHAREHOLDER SERVICE FEE SCHEDULE

GMO Developed World Stock Fund	0.15%
GMO Asset Allocation Bond Fund	0.15%
GMO Taiwan Fund	0.15%
GMO International Equity Allocation Fund	0.00%
GMO International Developed Equity Allocation Fund	0.00%
GMO Global Equity Allocation Fund	0.00%
GMO Global Asset Allocation Fund	0.00%
GMO Benchmark-Free Allocation Fund	0.15%
GMO Strategic Opportunities Allocation Fund	0.00%
GMO Global Developed Equity Allocation Fund	0.00%
GMO Global Focused Equity Fund	0.15%
GMO Resources Fund	0.15%
GMO Risk Premium Fund	0.15%
GMO Debt Opportunities Fund	0.15%
GMO Special Opportunities Fund	0.15%
GMO Benchmark-Free Bond Fund	0.15%
GMO Benchmark-Free Fund	0.00%

Class IV Shares

Fund	Service Fee
GMO U.S. Equity Allocation Fund	0.10%
GMO Quality Fund	0.105%
GMO International Large/Mid Cap Equity Fund	0.09%
GMO International Equity Fund	0.09%
GMO Tax-Managed International Equities Fund	0.09%
GMO Foreign Fund	0.09%
GMO International Small Companies Fund	0.11%
GMO Foreign Small Companies Fund	0.10%
GMO Emerging Markets Fund	0.105%
GMO Emerging Domestic Opportunities Fund	0.105%
GMO Core Plus Bond Fund	0.10%

EXHIBIT A: SHAREHOLDER SERVICE FEE SCHEDULE

GMO International Bond Fund	0.13%
GMO Global Bond Fund	0.13%
GMO Currency Hedged International Bond Fund	0.13%
GMO Emerging Country Debt Fund	0.10%
GMO Alpha Only Fund	0.10%
GMO Emerging Countries Fund	0.10%
GMO Developed World Stock Fund	0.10%
GMO Global Focused Equity Fund	0.10%
GMO Resources Fund	0.10%
GMO Benchmark-Free Allocation Fund	0.10%
GMO Risk Premium Fund	0.10%
GMO Special Opportunities Fund	0.10%
GMO Benchmark-Free Bond Fund	0.10%

Class V Shares

Fund	Service Fee
GMO U.S. Equity Allocation Fund	0.085%
GMO Quality Fund	0.085%
GMO International Equity Fund	0.085%
GMO Foreign Fund	0.10%
GMO International Small Companies Fund	0.07%
GMO Emerging Markets Fund	0.085%
GMO International Large/Mid Cap Equity Fund	0.085%
GMO Emerging Domestic Opportunities Fund	0.085%
GMO Core Plus Bond Fund	0.12%
GMO International Bond Fund	0.12%
GMO Currency Hedged International Bond Fund	0.12%
GMO Global Bond Fund	0.12%
GMO Emerging Country Debt Fund	0.12%
GMO Alpha Only Fund	0.12%

EXHIBIT A: SHAREHOLDER SERVICE FEE SCHEDULE

GMO Emerging Countries Fund	0.05%
GMO Developed World Stock Fund	0.085%
GMO Global Focused Equity Fund	0.085%
GMO Resources Fund	0.085%
GMO Risk Premium Fund	0.085%
GMO Benchmark-Free Allocation Fund	0.085%
GMO Special Opportunities Fund	0.085%
GMO Benchmark-Free Bond Fund	0.085%

Class VI Shares

Fund	Service Fee
GMO U.S. Equity Allocation Fund	0.055%
GMO Quality Fund	0.055%
GMO International Large/Mid Cap Equity Fund	0.055%
GMO International Equity Fund	0.055%
GMO Foreign Fund	0.08%
GMO International Small Companies Fund	0.04%
GMO Emerging Markets Fund	0.055%
GMO Emerging Domestic Opportunities Fund	0.055%
GMO Core Plus Bond Fund	0.10%
GMO International Bond Fund	0.10%
GMO Currency Hedged International Bond Fund	0.10%
GMO Global Bond Fund	0.10%
GMO Emerging Country Debt Fund	0.10%
GMO Alpha Only Fund	0.10%
GMO Emerging Countries Fund	0.02%
GMO Developed World Stock Fund	0.055%
GMO Asset Allocation Bond Fund	0.055%
GMO Taiwan Fund	0.055%
GMO Global Focused Equity Fund	0.055%

EXHIBIT A: SHAREHOLDER SERVICE FEE SCHEDULE

GMO Resources Fund	0.055%
GMO Risk Premium Fund	0.055%
GMO Benchmark-Free Allocation Fund	0.055%
GMO Debt Opportunities Fund	0.055%
GMO Special Opportunities Fund	0.055%
GMO Benchmark-Free Bond Fund	0.055%

Class VII Shares

Fund	Service Fee
GMO Core Plus Bond Fund	0.06%
GMO International Bond Fund	0.06%
GMO Currency Hedged International Bond Fund	0.06%
GMO Global Bond Fund	0.06%
GMO Special Opportunities Fund	0.04%

Class VIII Shares

Fund	Service Fee
GMO Core Plus Bond Fund	0.01%
GMO International Bond Fund	0.01%
GMO Currency Hedged International Bond Fund	0.01%
GMO Global Bond Fund	0.01%

EXHIBIT B: SUPPLEMENTAL SUPPORT FEE SCHEDULE

Fund	Supplemental Support Fee
GMO Benchmark-Free Allocation Fund	0.10%

GMO TRUST

PART C. OTHER INFORMATION

Item 28.	Exhibits

(a) 1.	Amended and Restated Agreement and Declaration of Trust of GMO Trust (the “Trust” or “Registrant”), dated September 10, 2009 (the “Declaration of Trust”);[19]

2.	Amendment No. 1 to the Declaration of Trust;[20]

3.	Amendment No. 2 to the Declaration of Trust;[22]

4.	Amendment No. 3 to the Declaration of Trust;[24]

5.	Amendment No. 4 to the Declaration of Trust;[25]

6.	Amendment No. 5 to the Declaration of Trust;[27]

7.	Amendment No. 6 to the Declaration of Trust;[27]

8.	Amendment No. 7 to the Declaration of Trust;[27]

9.	Amendment No. 8 to the Declaration of Trust;[30]

10.	Amendment No. 9 to the Declaration of Trust;[31]

11.	Amendment No. 10 to the Declaration of Trust;[32]

12.	Amendment No. 11 to the Declaration of Trust;[33]

13.	Amendment No. 12 to the Declaration of Trust;[34]

14.	Amendment No. 13 to the Declaration of Trust;[37]

15.	Amendment No. 14 to the Declaration of Trust;[38]

16.	Amendment No. 15 to the Declaration of Trust; [38]

17.	Amendment No. 16 to the Declaration of Trust;[40]

18.	Amendment No. 17 to the Declaration of Trust;[41] and

19.	Amendment No. 18 to the Declaration of Trust.[41]

(b)	Amended and Restated By-laws of the Trust, effective as of March 1, 2007 (the “By-laws”).[13]

(c) 1.	Please refer to Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Declaration of Trust, which is hereby incorporated by reference;[20] and

2.	Please refer to Article 11 (Meetings of Shareholders) of the By-laws, which is hereby incorporated by reference.[13]

(d) 1.	Amended and Restated Management Contract, dated as of June 30, 2008, between the Trust, on behalf of GMO International Equity Fund (formerly “GMO International Intrinsic Value Fund” and “GMO International Core Fund”), and GMO;[15]

2.	Management Contract, dated October 15, 1991, between the Trust, on behalf of GMO International Small Companies Fund, and GMO;[38]

3.	Form of Management Contract between the Trust, on behalf of GMO Emerging Countries Fund (formerly “GMO Evolving Countries Fund”), and GMO;[12]

1

4.	Form of Management Contract between the Trust, on behalf of GMO International Bond Fund, and GMO;[12]

5.	Management Contract, dated June 24, 1994, between the Trust, on behalf of GMO Currency Hedged International Bond Fund, and GMO;[38]

6.	Form of Management Contract between the Trust, on behalf of GMO Emerging Country Debt Fund, and GMO;[12]

7.	Management Contract, dated June 25, 1994, between the Trust, on behalf of GMO Alpha Only Fund (formerly “GMO Global Hedged Equity Fund”), and GMO;[38]

8.	Amended and Restated Management Contract, dated as of January 1, 2012, between the Trust, on behalf of GMO Benchmark-Free Allocation Fund, and GMO;[29]

9.	Form of Management Contract between the Trust, on behalf of GMO Taiwan Fund, and GMO;[12]

10.	Management Contract, dated December 20, 1995, between the Trust, on behalf of GMO Global Bond Fund, and GMO;[38]

11.	Management Contract, dated June 27, 1995, between the Trust, on behalf of GMO Foreign Fund, and GMO;[38]

12.	Form of Management Contract between the Trust, on behalf of GMO International Equity Allocation Fund, and GMO;[1]

13.	Form of Management Contract between the Trust, on behalf of GMO Global Asset Allocation Fund (formerly “GMO Global Balanced Asset Allocation Fund,” “GMO World Balanced Allocation Fund,” and “GMO World Equity Allocation Fund”), and GMO;[2]

14.	Form of Management Contract between the Trust, on behalf of GMO Global Equity Allocation Fund (formerly “GMO Global (U.S.+) Equity Allocation Fund”), and GMO;[2]

15.	Form of Management Contract between the Trust, on behalf of GMO Core Plus Bond Fund (formerly “GMO U.S. Bond/Global Alpha A Fund” and “GMO Global Fund”), and GMO;[12]

16.	Amended and Restated Management Contract, dated as of June 30, 2008, between the Trust, on behalf of GMO Tax-Managed International Equities Fund, and GMO;[15]

17.	Form of Management Contract between the Trust, on behalf of GMO Foreign Small Companies Fund, and GMO;[3]

18.	Amended and Restated Management Contract, dated February 12, 2014, between the Trust, on behalf of GMO Debt Opportunities Fund (formerly “GMO Short-Duration Collateral Fund”), and GMO;[37]

19.	Form of Management Contract between the Trust, on behalf of GMO Quality Fund (formerly “GMO U.S. Quality Equity Fund”), and GMO;[7]

20.	Form of Management Contract between the Trust, on behalf of GMO World Opportunity Overlay Fund, and GMO;[8]

21.	Form of Management Contract between the Trust, on behalf of GMO Strategic Opportunities Allocation Fund (formerly “GMO Strategic Balanced Allocation Fund”), and GMO;[9]

2

22.	Form of Management Contract between the Trust, on behalf of GMO Global Developed Equity Allocation Fund (formerly “GMO World Opportunities Equity Allocation Fund”), and GMO;[9]

23.	Amended and Restated Management Contract, dated as of June 30, 2008, between the Trust, on behalf of GMO Developed World Stock Fund, and GMO;[15]

24.	Form of Management Contract between the Trust, on behalf of GMO U.S. Equity Allocation Fund (formerly “GMO U.S. Core Equity Fund”), and GMO;[10]

25.	Form of Management Contract between the Trust, on behalf of GMO International Large/Mid Cap Equity Fund (formerly “GMO International Core Equity Fund”), and GMO;[10]

26.	Management Contract between the Trust, on behalf of GMO International Developed Equity Allocation Fund (formerly “GMO International Opportunities Equity Allocation Fund”), and GMO;[11]

27.	Management Contract between the Trust, on behalf of GMO U.S. Treasury Fund, and GMO;[17]

28.	Management Contract between the Trust, on behalf of GMO Asset Allocation Bond Fund, and GMO;[17]

29.	Amended and Restated Management Contract, dated as of August 12, 2009, between the Trust, on behalf of GMO Emerging Markets Fund, and GMO;[19]

30.	Amended and Restated Management Contract, dated as of June 25, 2010, between the Trust, on behalf of GMO Systematic Global Macro Opportunity Fund (formerly “GMO Alternative Asset Opportunity Fund”), and GMO;[21]

31.	Management Contract, dated as of December 2, 2009, between the Trust, on behalf of GMO Debt Opportunities Fund, and GMO;[20]

32.	Management Contract, dated as of December 2, 2009, between the Trust, on behalf of GMO High Quality Short-Duration Bond Fund, and GMO;[20]

33.	Management Contract, dated as of August 2, 2010, between the Trust, on behalf of GMO Emerging Domestic Opportunities Fund, and GMO;[22]

34.	Management Contract, dated as of May 20, 2011, between the Trust, on behalf of GMO Benchmark-Free Fund, and GMO;[24]

35.	Management Contract, dated as of September 12, 2011, between the Trust, on behalf of GMO Global Focused Equity Fund, and GMO;[26]

36.	Management Contract, dated as of December 6, 2011, between the Trust, on behalf of GMO Resources Fund, and GMO;[27]

37.	Management Contract, dated as of December 5, 2011, between the Trust, on behalf of GMO Implementation Fund, and GMO;[28]

(i)	Management Contract, dated as of February 23, 2015, between GMO Implementation SPC Ltd. and GMO.[41]

38.	Management Contract, dated as of June 27, 2014, between the Trust, on behalf of GMO Special Opportunities Fund, and GMO;[39]

(i)	Management Contract, dated as of July 9, 2014, between GMO Special Opportunities SPC Ltd. and GMO.[39]

3

39.	Management Contract, dated as of September 15, 2014, between the Trust, on behalf of GMO Benchmark-Free Bond Fund, and GMO; [40]

40.	Management Contract, dated as of April 13, 2015, between the Trust, on behalf of GMO GAAR Implementation Fund, and GMO;[41]

(i)	Management Contract, dated as of April 13, 2015, between GMO GAAR Implementation SPC Ltd. and GMO.[41]

41.	Sub-Advisory Agreement, dated as of December 30, 2013, among GMO, GMO Singapore Pte. Limited (“GMO Singapore”), and the Trust, on behalf of GMO Systematic Global Macro Opportunity Fund;[36] and

42.	Sub-Advisory Agreement, dated as of December 30, 2013, among GMO, GMO Singapore, and the Trust, on behalf of GMO Emerging Domestic Opportunities Fund.[36]

(e) 1.	Amended and Restated Distribution Agreement (the “Distribution Agreement”), effective June 30, 2012, between the Trust, on behalf of the Funds listed on Schedule A thereto, as Schedule A may be amended from time to time, and Funds Distributor, LLC;[34] and

(i)	Schedule A to the Distribution Agreement amended as of June 30, 2015—Exhibit (e)(1)(i).

2.	Master Placement Agency Agreement between the Trust, on behalf of the Funds listed on Schedule A thereto, as Schedule A may be amended from time to time, and Funds Distributor, LLC, dated September 8, 2014.[40]

(i)	Schedule A to the Master Placement Agency Agreement amended as of June 30, 2015—Exhibit (e)(2)(i).

(f)	None.

(g) 1.	Form of Custodian Agreement (the “IBT Custodian Agreement”), dated August 1, 1991, among the Trust, on behalf of certain Funds listed therein, GMO and Investors Bank & Trust Company (“IBT”), as amended from time to time to include GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Emerging Country Debt Fund, GMO Benchmark-Free Allocation Fund, GMO Global Bond Fund, GMO International Equity Allocation Fund, GMO Global Asset Allocation Fund, GMO Global Equity Allocation Fund, GMO Core Plus Bond Fund, GMO Emerging Country Debt Share Fund, GMO Debt Opportunities Fund, GMO Quality Fund, GMO World Opportunity Overlay Fund, GMO Strategic Opportunities Allocation Fund, GMO Global Developed Equity Allocation Fund, GMO U.S. Equity Allocation Fund, GMO International Developed Equity Allocation Fund, GMO U.S. Treasury Fund, GMO Asset Allocation Bond Fund, GMO Debt Opportunities Fund, GMO High Quality Short-Duration Bond Fund, GMO Benchmark-Free Fund, GMO Implementation Fund, GMO Risk Premium Fund, GMO Special Opportunities Fund, GMO Benchmark-Free Bond Fund, and GMO GAAR Implementation Fund;[12]

4

(i)	Letter Amendment to the IBT Custodian Agreement, dated May 30, 2003, among the Trust, GMO and IBT;[6]

(ii)	Letter Amendment to the IBT Custodian Agreement, dated March 10, 2009, among the Trust, on behalf of GMO U.S. Treasury Fund and GMO Asset Allocation Bond Fund, GMO and State Street Bank (as successor by merger to IBT);[17]

(iii)	Form of Letter Amendment to the IBT Custodian Agreement, dated November 25, 2009, among the Trust, on behalf of GMO Debt Opportunities Fund and GMO High Quality Short-Duration Bond Fund, GMO and State Street Bank (as successor by merger to IBT);[20]

(iv)	Form of Letter Amendment to the IBT Custodian Agreement, dated May 20, 2011, among the Trust, on behalf of GMO Benchmark-Free Fund, GMO and State Street Bank (as successor by merger to IBT);[24]

(v)	Form of Letter Amendment to the IBT Custodian Agreement, dated December 2011, among the Trust, on behalf of GMO Implementation Fund, GMO and State Street Bank (as successor by merger to IBT);[28]

(vi)	Form of Letter Amendment to the IBT Custodian Agreement, dated September 2012, among the Trust, on behalf of GMO Risk Premium Fund, GMO and State Street Bank (as successor by merger to IBT);[33]

(vii)	Letter Amendment to the IBT Custodian Agreement, dated July 1, 2014, among the Trust, on behalf of GMO Special Opportunities Fund, GMO and State Street Bank (as successor by merger to IBT);[39]

(viii)	Letter Amendment to the IBT Custodian Agreement, dated September 8, 2014, among the Trust, on behalf of GMO Benchmark-Free Bond Fund, GMO and State Street Bank (as successor by merger to IBT);[40]

(ix)	Amendment to the IBT Custodian Agreement, dated February 17, 2015, among the Trust, GMO and State Street Bank (as successor by merger to IBT);[41] and

(x)	Letter Amendment to the IBT Custodian Agreement, dated April 13, 2015, among the Trust, on behalf of GMO GAAR Implementation Fund, GMO and State Street Bank (as successor by merger to IBT).[42]

2.	Form of Custodian Agreement (the “BBH Custodian Agreement”), dated June 29, 2001, between the Trust, on behalf of certain Funds listed on Schedule I thereto, and Brown Brothers Harriman & Co. (“BBH”), as amended from time to time to include GMO Taiwan Fund, GMO Developed World Stock Fund, GMO International Large/Mid Cap Equity Fund, GMO Emerging Domestic Opportunities Fund, GMO Global Focused Equity Fund, and GMO Resources Fund;[5]

5

(i)	Letter Amendment to the BBH Custodian Agreement, dated June 4, 2003, among the Trust and BBH;[6]

(ii)	Amendment to the BBH Custodian Agreement, dated June 30, 2009, among the Trust and BBH;[18]

(iii)	Letter Amendment to the BBH Custodian Agreement, dated May 21, 2010, between the Trust, on behalf of GMO Emerging Domestic Opportunities Fund, and BBH;[22]

(iv)	Form of Letter Amendment to the BBH Custodian Agreement, dated September 12, 2011 among the Trust, on behalf of GMO Global Focused Equity Fund, and BBH;[26] and

(v)	Form of Letter Amendment to the BBH Custodian Agreement, dated December 2011 among the Trust, on behalf of GMO Resources Fund, and BBH.[27]

3.	Form of Accounting Agency Agreement (the “Accounting Agency Agreement”), dated June 29, 2001, between the Trust, on behalf of certain Funds listed on Schedule I thereto, and BBH, as amended to include GMO Taiwan Fund, GMO Emerging Domestic Opportunities Fund, GMO Global Focused Equity Fund, and GMO Resources Fund;[5]

(i)	Form of Second Amendment to the Accounting Agency Agreement, dated November 22, 2005, between the Trust, on behalf of the Funds listed on Schedule I thereto, and BBH;[12]

(ii)	Letter Amendment to the Accounting Agency Agreement, dated May 21, 2010, between the Trust, on behalf of GMO Emerging Domestic Opportunities Fund, and BBH;[22]

(iii)	Form of Letter Amendment to the Accounting Agency Agreement, dated September 12, 2011 among the Trust, on behalf of GMO Global Focused Equity Fund and BBH;[26] and

(iv)	Form of Letter Amendment to the Accounting Agency Agreement, dated December 2011 among the Trust, on behalf of GMO Resources Fund, and BBH.[27]

4.	Form of 17f-5 Delegation Schedule (the “Delegation Schedule”), dated June 29, 2001, between the Trust, on behalf of certain Funds listed on Schedule 1 thereto, and BBH, as amended from time to time to include GMO Taiwan Fund, GMO Developed World Stock Fund, GMO International Large/Mid Cap Equity Fund, GMO Emerging Domestic Opportunities Fund, GMO Global Focused Equity Fund, and GMO Resources Fund;[5]

(i)	Letter Amendment to the Delegation Schedule, dated May 21, 2010, between the Trust, on behalf of GMO Emerging Domestic Opportunities Fund, and BBH;[22]

(ii)	Form of Letter Amendment to the Delegation Schedule, dated September 12, 2011, among the Trust, on behalf of GMO Global Focused Equity Fund and BBH;[26] and

(iii)	Form of Letter Amendment to the Delegation Schedule, dated December 2011, among the Trust, on behalf of GMO Resources Fund, and BBH.[27]

6

5.	Form of Amended and Restated Delegation Agreement (the “Delegation Agreement”), dated June 29, 2001, between the Trust, on behalf of GMO Core Plus Bond Fund, GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Global Bond Fund, GMO Emerging Country Debt Fund, and GMO Emerging Country Debt Share Fund, and IBT, as amended from time to time to include GMO Debt Opportunities Fund, GMO Systematic Global Macro Opportunity Fund, GMO Strategic Opportunities Allocation Fund, GMO Global Developed Equity Allocation Fund, GMO U.S. Equity Allocation Fund, GMO International Developed Equity Allocation Fund, GMO U.S. Treasury Fund, GMO Asset Allocation Bond Fund, GMO Debt Opportunities Fund, GMO High Quality Short-Duration Bond Fund, GMO Benchmark-Free Fund, GMO Implementation Fund, GMO Risk Premium Fund, GMO Special Opportunities Fund, GMO Benchmark-Free Bond Fund, and GMO GAAR Implementation Fund;[5]

(i)	Letter Amendment to the Delegation Agreement, dated March 10, 2009, among the Trust, on behalf of GMO U.S. Treasury Fund and GMO Asset Allocation Bond Fund, GMO and State Street Bank (as successor by merger to IBT);[17]

(ii)	Form of Letter Amendment to the Delegation Agreement, dated November 25, 2009, among the Trust, on behalf of GMO Debt Opportunities Fund and GMO High Quality Short-Duration Bond Fund, GMO and State Street Bank (as successor by merger to IBT);[20]

(iii)	Form of Letter Amendment to the Delegation Agreement, dated May 20, 2011, among the Trust, on behalf of GMO Benchmark-Free Fund, GMO and State Street Bank (as successor by merger to IBT);[24]

(iv)	Form of Letter Amendment to the Delegation Agreement, dated December 2011, among the Trust, on behalf of GMO Implementation Fund, GMO and State Street Bank (as successor by merger to IBT);[28]

(v)	Form of Letter Amendment to the Delegation Agreement, dated September 2012, among the Trust, on behalf of GMO Risk Premium Fund, GMO and State Street Bank (as successor by merger to IBT);[33]

(vi)	Letter Amendment to the Delegation Agreement, dated July 1, 2014, among the Trust, on behalf of GMO Special Opportunities Fund, GMO and State Street Bank (as successor by merger to IBT);[39]

(vii)	Letter Amendment to the Delegation Agreement, dated September 8, 2014, among the Trust, on behalf of GMO Benchmark-Free Bond Fund, GMO and State Street Bank (as successor by merger to IBT);[40] and

(viii)	Letter Amendment to the Delegation Agreement, dated April 13, 2015, among the Trust, on behalf of GMO GAAR Implementation Fund, GMO and State Street Bank (as successor by merger to IBT).[42]

7

(h) 1.	Form of Transfer Agency and Service Agreement (the “Transfer Agency and Service Agreement”), dated August 1, 1991, among the Trust, on behalf of certain Funds listed therein, GMO and IBT, as amended from time to time to include GMO Global Bond Fund, GMO Foreign Fund, GMO International Equity Allocation Fund, GMO Global Asset Allocation Fund, GMO Global Equity Allocation Fund, GMO Core Plus Bond Fund, GMO Tax-Managed International Equities Fund, GMO Emerging Country Debt Share Fund, GMO Foreign Small Companies Fund, GMO Debt Opportunities Fund, GMO Quality Fund, GMO World Opportunity Overlay Fund, GMO Strategic Opportunities Allocation Fund, GMO Global Developed Equity Allocation Fund, GMO Developed World Stock Fund, GMO International Large/Mid Cap Equity Fund, GMO U.S. Equity Allocation Fund, GMO International Developed Equity Allocation Fund, GMO U.S. Treasury Fund, GMO Asset Allocation Bond Fund, GMO Debt Opportunities Fund, GMO High Quality Short-Duration Bond Fund, GMO Emerging Domestic Opportunities Fund, GMO Benchmark-Free Fund, GMO Global Focused Equity Fund, GMO Resources Fund, GMO Implementation Fund, GMO Risk Premium Fund, GMO Special Opportunities Fund, GMO Benchmark-Free Bond Fund, and GMO GAAR Implementation Fund;[12]

(i)	Letter Amendment to the Transfer Agency and Service Agreement, dated March 10, 2009, among the Trust, on behalf of GMO U.S. Treasury Fund and GMO Asset Allocation Bond Fund, GMO and State Street Bank (as successor by merger to IBT);[17]

(ii)	Form of Letter Amendment to the Transfer Agency and Service Agreement, dated November 25, 2009, among the Trust, on behalf of GMO Debt Opportunities Fund and GMO High Quality Short-Duration Bond Fund, GMO and State Street Bank (as successor by merger to IBT);[20]

(iii)	Form of Letter Amendment to the Transfer Agency and Service Agreement, dated July 30, 2010, among the Trust, on behalf of GMO Emerging Domestic Opportunities Fund, GMO and State Street Bank (as successor by merger to IBT);[22]

(iv)	Form of Letter Amendment to the Transfer Agency and Service Agreement, dated May 20, 2011 among the Trust, on behalf of GMO Benchmark-Free Fund, GMO and State Street Bank (as successor by merger to IBT);[24]

(v)	Form of Letter Amendment to the Transfer Agency and Service Agreement, dated September 12, 2011 among the Trust, on behalf of GMO Global Focused Equity Fund, GMO and State Street Bank (as successor by merger to IBT);[26]

(vi)	Letter Amendment Regarding Fund of Fund Procedures to the Transfer Agency and Service Agreement, dated June 1, 2010, among the Trust, GMO, and State Street Bank (as successor by merger to IBT);[27]

8

(vii)	Letter Amendment to the Transfer Agency and Service Agreement, dated November 17, 2011 among the Trust, on behalf of GMO Resources Fund, GMO and State Street Bank (as successor by merger to IBT);[27]

(viii)	Form of Letter Amendment to the Transfer Agency and Service Agreement, dated December 2011, among the Trust, on behalf of GMO Implementation Fund, GMO and State Street Bank (as successor by merger to IBT);[28]

(ix)	Form of Letter Amendment to the Transfer Agency and Service Agreement, dated September 2012, among the Trust, on behalf of GMO Risk Premium Fund, GMO and State Street Bank (as successor by merger to IBT);[33]

(x)	Letter Amendment to the Transfer Agency and Service Agreement, dated July 1, 2014, among the Trust, on behalf of GMO Special Opportunities Fund, GMO and State Street Bank (as successor by merger to IBT);[40]

(xi)	Letter Amendment to the Transfer Agency and Service Agreement, dated September 8, 2014, among the Trust, on behalf of GMO Benchmark-Free Bond Fund, GMO and State Street Bank (as successor by merger to IBT);[40]

(xii)	Letter Amendment to the Transfer Agency and Service Agreement, dated April 13, 2015, among the Trust, on behalf of GMO GAAR Implementation Fund, GMO and State Street Bank (as successor by merger to IBT);[42] and

(xiii)	FATCA Support Services Amendment to the Transfer Agency and Service Agreement, dated May 22, 2015, among the Trust, GMO and State Street Bank (as successor by merger to IBT).[43]

2.	Notification of Undertaking to Reimburse Selected Fund Expenses and Waive Selected Fees by GMO to the Trust, dated as of June 30, 2015—Exhibit (h)(2).

3.	Amended and Restated Servicing and Supplemental Support Agreement, dated May 30, 1996, as amended and restated effective September 15, 2014, between the Trust, on behalf of certain Funds listed on Exhibit I thereto, and GMO;[40]

9

(i)	Notification of Undertaking to Reduce Supplemental Support Fees by GMO to the Trust, dated as of June 30, 2015—Exhibit (h)(3)(i).

4.	Distribution Agreement, dated as of February 27, 2015, between the Trust and GMO U.K. Limited.[41]

(i)	Opinion and Consent of Ropes & Gray LLP—Exhibit (i).

(j)	Consent of Independent Registered Public Accounting Firm—Exhibit (j).

(k)	Financial Statements – Not applicable.

(l)	None.

(m) 1.	GMO Trust Amended and Restated Distribution and Service Plan (Class M), dated as of November 15, 2001, as amended and restated as of June 30, 2013, on behalf of GMO Emerging Countries Fund;[34]

2.	Amended and Restated Administration Agreement, dated as of June 30, 2013, on behalf of GMO Emerging Countries Fund;[34]

3.	Form of Service Agreement (“Service Agreement”), dated October 1, 2001, between American Express Financial Advisors Inc. and the Trust, on behalf of certain Funds listed on Schedule A thereto, as Schedule A may be amended from time to time;[4]

(i)	Second Amendment to Service Agreement, dated September 9, 2005, between American Express Financial Advisors Inc. and the Trust, on behalf of certain Funds listed on Schedule A thereto;[12] and

(ii)	Assignment Agreement, effective as of April 2, 2007, between Wachovia Bank, Ameriprise Financial Services, Inc. (f/k/a American Express Financial Advisors Inc.) and the Trust, on behalf of certain Funds listed on Schedule A thereto.[14]

4.	Form of Services Agreement, dated as of March 2002, between Fidelity Brokerage Services LLC and National Financial Services LLC, and the Trust, on behalf of certain Funds listed on Exhibit B thereto;[5]

5.	Funds Trading Agreement (“Funds Trading Agreement”), dated July 1, 2001, between Fidelity Investments Institutional Operations Company, Inc. (“FIIOC”), IBT, GMO, and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[12]

(i)	Second Amendment to Funds Trading Agreement, dated as of April 1, 2003, between FIIOC, IBT, GMO and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[12]

(ii)	Third Amendment to Funds Trading Agreement, dated as of November 28, 2003, between FIIOC, IBT, GMO and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[12]

10

(iii)	Fourth Amendment to Funds Trading Agreement, dated as of April 1, 2004, between FIIOC, IBT, GMO and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[12]

(iv)	Fifth Amendment to Funds Trading Agreement, dated as of February 1, 2005, between FIIOC, IBT, GMO and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[12]

(v)	Sixth Amendment to Funds Trading Agreement, dated as of July 2005, between FIIOC, IBT, GMO and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[12] and

(vi)	Seventh Amendment to Funds Trading Agreement, dated as of September, 2005, between FIIOC, IBT, GMO and the Trust, on behalf of certain Funds listed on Exhibit A thereto.[12]

6.	Form of Funds Trading Agreement (“BBH Funds Trading Agreement”), dated July 1, 2001, between FIIOC, IBT, BBH, GMO and the Trust on behalf of certain Funds listed on Exhibit A thereto;[5]

(i)	Form of First Amendment to the BBH Funds Trading Agreement, dated January 1, 2002, between FIIOC, IBT, BBH, GMO, and the Trust, on behalf of certain Funds listed on Exhibit A thereto;[5] and

(ii)	Second Amendment to the BBH Funds Trading Agreement, dated July 1, 2002, between FIIOC, IBT, BBH, GMO, and the Trust, on behalf of certain Funds listed on Exhibit A thereto.[12]

7.	Form of Shareholder Services Agreement (“Shareholder Services Agreement”), dated as of October 31, 2001, between Citistreet LLC (“Citistreet”) and the Trust, on behalf of certain Funds listed on Attachment A thereto;[6] and

(i)	First Amendment to Shareholder Services Agreement, dated as of May 6, 2002, between Citistreet and the Trust, on behalf of certain Funds listed on Attachment A thereto;[12]

(ii)	Second Amendment to Shareholder Services Agreement, dated as of October 15, 2002, between Citistreet and the Trust, on behalf of certain Funds listed on Attachment A thereto;[12]

(iii)	Third Amendment to Shareholder Services Agreement, dated as of April 30, 2003, between Citistreet and the Trust, on behalf of certain Funds listed on Attachment A thereto;[12]

(iv)	Fourth Amendment to Shareholder Services Agreement, dated as of July 1, 2005, between Citistreet and the Trust, on behalf of certain Funds listed on Attachment A thereto;[12] and

(v)	Fifth Amendment to Shareholder Services Agreement, dated as of September 1, 2005, between Citistreet and the Trust, on behalf of certain Funds listed on Attachment A thereto.[12]

8.	Operating Agreement (“Operating Agreement”), dated as of April 19, 2000, between Charles Schwab & Co., Inc. (“Schwab”) and the Trust, on behalf of certain Funds listed on Schedule I thereto.[21]

(i)	First Amendment to Operating Agreement, dated as of March 10, 2010, between Schwab and the Trust, on behalf of certain Funds listed on Schedule I thereto.[21]

11

(n)	Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, effective June 1, 1996, as amended and restated June 20, 2014.[40]

(o)	Reserved.

(p) 1.	GMO Code of Ethics, dated November 1, 2013, adopted by GMO, GMO Australasia LLC, GMO Australia Ltd., GMO Netherlands, a branch office of GMO U.K. Ltd., GMO Singapore PTE Ltd., GMO Switzerland GMBH, GMO U.K. Ltd., GMO Renewable Resources LLC, GMO Renewable Resources (in New Zealand), and GMO Renewable Resources Uruguay, SRL;[35]

2.	GMO Trust Code of Ethics, dated September 5, 2008, adopted by the Trust;[16] and

3.	Code of Ethics for the Independent Trustees of GMO Trust, dated as of June 1, 1996, as revised March 24, 2011, adopted by the Board of Trustees of the Trust.[23]

1.	Previously filed with the SEC as part of Post-Effective Amendment No. 27 to the Registration Statement under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 28 to the Registration Statement under the Investment Company Act of 1940 Act (the “1940 Act”) on March 13, 1996, and hereby incorporated by reference.
2.	Previously filed with the SEC as part of Post-Effective Amendment No. 29 to the Registration Statement under the 1933 Act and Amendment No. 30 to the Registration Statement under the 1940 Act on June 28, 1996, and hereby incorporated by reference.
3.	Previously filed with the SEC as part of Amendment No. 63 to the Registration Statement under the 1940 Act on July 3, 2000, and hereby incorporated by reference.
4.	Previously filed with the SEC as part of Post-Effective Amendment No. 63 to the Registration Statement under the 1933 Act and Amendment No. 76 to the Registration Statement under the 1940 Act on March 1, 2002, and hereby incorporated by reference.
5.	Previously filed with the SEC as part of Post-Effective Amendment No. 64 to the Registration Statement under the 1933 Act and Amendment No. 77 to the Registration Statement under the 1940 Act on May 1, 2002, and hereby incorporated by reference.
6.	Previously filed with the SEC as part of Post-Effective Amendment No. 71 to the Registration Statement under the 1933 Act and Amendment No. 89 to the Registration Statement under the 1940 Act on June 30, 2003, and hereby incorporated by reference.
7.	Previously filed with the SEC as part of Post-Effective Amendment No. 72 to the Registration Statement under the 1933 Act and Amendment No. 90 to the Registration Statement under the 1940 Act on October 31, 2003, and hereby incorporated by reference.
8.	Previously filed with the SEC as part of Amendment No. 126 to the Registration Statement under the 1940 Act on November 18, 2004, and hereby incorporated by reference.
9.	Previously filed with the SEC as part of Post-Effective Amendment No. 105 to the Registration Statement under the 1933 Act and Amendment No. 131 to the Registration Statement under the 1940 Act on March 15, 2005, and hereby incorporated by reference.
10.	Previously filed with the SEC as part of Post-Effective Amendment No. 114 to the Registration Statement under the 1933 Act and Amendment No. 142 to the Registration Statement under the 1940 Act on August 17, 2005, and hereby incorporated by reference.
11.	Previously filed with the SEC as part of Post-Effective Amendment No. 123 to the Registration Statement under the 1933 Act and Amendment No. 151 to the Registration Statement under the 1940 Act on May 17, 2006, and hereby incorporated by reference.
12.	Previously filed with the SEC as part of Amendment No. 154 to the Registration Statement under the 1940 Act on June 28, 2006, and hereby incorporated by reference.
13.	Previously filed with the SEC as part of Post-Effective Amendment No. 127 to the Registration Statement under the 1933 Act and Amendment No. 156 to the Registration Statement under the 1940 Act on May 1, 2007, and hereby incorporated by reference.

12

14.	Previously filed with the SEC as part of Post-Effective Amendment No. 128 to the Registration Statement under the 1933 Act and Amendment No. 158 to the Registration Statement under the 1940 Act on June 29, 2007, and hereby incorporated by reference.
15.	Previously filed with the SEC as part of Amendment No. 161 to the Registration Statement under the 1940 Act on June 27, 2008, and hereby incorporated by reference.
16.	Previously filed with the SEC as part of Amendment No. 164 to the Registration Statement under the 1940 Act on December 24, 2008, and hereby incorporated by reference.
17.	Previously filed with the SEC as part of Post-Effective Amendment No. 133 to the Registration Statement under the 1933 Act and Amendment No. 167 to the Registration Statement under the 1940 Act on March 13, 2009, and hereby incorporated by reference.
18.	Previously filed with the SEC as part of Post-Effective Amendment No. 137 to the Registration Statement under the 1933 Act and Amendment No. 172 to the Registration Statement under the 1940 Act on July 17, 2009, and hereby incorporated by reference.
19.	Previously filed with the SEC as part of Post-Effective Amendment No. 139 to the Registration Statement under the 1933 Act and Amendment No. 174 to the Registration Statement under the 1940 Act on October 30, 2009, and hereby incorporated by reference.
20.	Previously filed with the SEC as part of Amendment No. 175 to the Registration Statement under the 1940 Act on December 3, 2009, and hereby incorporated by reference.
21.	Previously filed with the SEC as part of Amendment No. 178 to the Registration Statement under the 1940 Act on June 25, 2010, and hereby incorporated by reference.
22.	Previously filed with the SEC as part of Post-Effective Amendment No. 143 to the Registration Statement under the 1933 Act and Amendment No. 180 to the Registration Statement under the 1940 Act on August 2, 2010, and hereby incorporated by reference.
23.	Previously filed with the SEC as part of Post-Effective Amendment No. 144 to the Registration Statement under the 1933 Act and Amendment No. 181 to the Registration Statement under the 1940 Act on April 15, 2011, and hereby incorporated by reference.
24.	Previously filed with the SEC as part of Amendment No. 183 to the Registration Statement under the 1940 Act on May 20, 2011, and hereby incorporated by reference.
25.	Previously filed with the SEC as part of Amendment No. 184 to the Registration Statement under the 1940 Act on June 27, 2011, and hereby incorporated by reference.
26.	Previously filed with the SEC as part of Post-Effective Amendment No. 149 to the Registration Statement under the 1933 Act and Amendment No. 188 to the Registration Statement under the 1940 Act on September 13, 2011, and hereby incorporated by reference.
27.	Previously filed with the SEC as part of Post-Effective Amendment No. 153 to the Registration Statement under the 1933 Act and Amendment No. 192 to the Registration Statement under the 1940 Act on December 6, 2011, and hereby incorporated by reference.
28.	Previously filed with the SEC as part of Amendment No. 193 to the Registration Statement under the 1940 Act on December 8, 2011, and hereby incorporated by reference.
29.	Previously filed with the SEC as part of Amendment No. 156 to the Registration Statement under the 1933 Act and Amendment No. 196 to the Registration Statement under the 1940 Act on December 29, 2011, and hereby incorporated by reference.
30.	Previously filed with the SEC as part of Amendment No. 200 to the Registration Statement under the 1940 Act on March 27, 2012, and hereby incorporated by reference.
31.	Previously filed with the SEC as part of Amendment No. 202 to the Registration Statement under the 1940 Act on June 27, 2012, and hereby incorporated by reference.
32.	Previously filed with the SEC as part of Post-Effective Amendment No. 162 to the Registration Statement under the 1933 Act and Amendment No. 204 to the Registration Statement under the 1940 Act on July 12, 2012, and hereby incorporated by reference.
33.	Previously filed with the SEC as part of Post-Effective Amendment No. 164 to the Registration Statement under the 1933 Act and Amendment No. 206 to the Registration Statement under the 1940 Act on September 25, 2012, and hereby incorporated by reference.
34.	Previously filed with the SEC as part of Amendment No. 209 to the Registration Statement under the 1940 Act on June 26, 2013, and hereby incorporated by reference.
35.	Previously filed with the SEC as part of Post-Effective Amendment No. 169 to the Registration Statement under the 1933 Act and Amendment No. 212 to the Registration Statement under the 1940 Act on December 11, 2013, and hereby incorporated by reference.
36.	Previously filed with the SEC as part of Post-Effective Amendment No. 170 to the Registration Statement under the 1933 Act and Amendment No. 213 to the Registration Statement under the 1940 Act on February 7, 2014, and hereby incorporated by reference.
37.	Previously filed with the SEC as part of Post-Effective Amendment No. 172 to the Registration Statement under the 1933 Act and Amendment No. 215 to the Registration Statement under the 1940 Act on April 30, 2014, and hereby incorporated by reference.

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38.	Previously filed with the SEC as part of Amendment No. 217 to the Registration Statement under the 1940 Act on June 25, 2014, and hereby incorporated by reference.
39.	Previously filed with the SEC as part of Post-Effective Amendment No. 176 to the Registration Statement under the 1933 Act and Amendment No. 220 to the Registration Statement under the 1940 Act on July 18, 2014, and hereby incorporated by reference.
40.	Previously filed with the SEC as part of Post-Effective Amendment No. 179 to the Registration Statement under the 1933 Act and Amendment No. 223 to the Registration Statement under the 1940 Act on September 15, 2014, and hereby incorporated by reference.
41.	Previously filed with the SEC as part of Amendment No. 225 to the Registration Statement under the 1940 Act on April 13, 2015, and hereby incorporated by reference.
42.	Previously filed with the SEC as part of Post-Effective Amendment No. 181 to the Registration Statement under the 1933 Act and Amendment No. 226 to the Registration Statement under the 1940 Act on April 16, 2015, and hereby incorporated by reference.
43.	Previously filed with the SEC as part of Amendment No. 228 to the Registration Statement under the 1940 Act on June 26, 2015, and hereby incorporated by reference.

Item 29.	Persons Controlled by or Under Common Control with a Fund

Controlling Fund	Person Controlled	Nature of Control
GMO Systematic Global Macro Opportunity Fund	GMO Alternative Asset SPC Ltd.(a) (b)	100% Ownership(c)
GMO Special Opportunities Fund	GMO Special Opportunities SPC Ltd. (a) (b)	100% Ownership(c)
GMO Implementation Fund	GMO Implementation SPC Ltd. (a) (b)	100% Ownership(d)
GMO GAAR Implementation Fund	GMO GAAR Implementation SPC Ltd.(a) (b)	100% Ownership(e)

(a)	Included (or, in the case of each of GMO Implementation SPC Ltd. and GMO GAAR Implementation SPC Ltd., will be included, when available) in the controlling Fund’s consolidated financial statements.
(b)	Organized under the laws of Bermuda.
(c)	As of the most recent fiscal year ended February 28, 2015.
(d)	As of March 2, 2015.
(e)	As of April 13, 2015.

Item 30.	Indemnification

Please refer to Article 4 (Indemnification) of the By-laws.

In addition, the Trust will maintain a trustees and officers liability insurance policy under which the Trust and its trustees and officers will be named insureds. The Trust also has entered into agreements with each of its trustees pursuant to which each of the Funds has agreed to indemnify each Trustee to the maximum extent permitted by applicable law against any liability and expense incurred by the Trustee by reason of the Trustee being or having been a Trustee.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Trust’s By-laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a

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trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

A description of the business of Grantham, Mayo, Van Otterloo & Co. LLC, the investment adviser of the Funds of the Registrant (the “Investment Adviser”), is set forth under the captions “Management of the Trust” in the Prospectus and “Investment Advisory and Other Services” in the Statement of Additional Information, all forming part of this Registration Statement.

Except as set forth below, the directors, officers, and members of the Investment Adviser, have been engaged during the past two fiscal years in no business, profession, vocation or employment of a substantial nature other than as directors, officers, or members of the Investment Adviser or certain of its affiliates. Certain directors, officers, and members of the Investment Adviser serve as officers or trustees of the Registrant as set forth under the caption “Management of the Trust” in the Registrant’s Statement of Additional Information, forming part of this Registration Statement, and/or as officers and/or directors of certain private investment companies managed by the Investment Adviser or certain of its affiliates. The address of the Investment Adviser and the Registrant is 40 Rowes Wharf, Boston, Massachusetts 02110.

Name	Position with Investment Adviser	Other Connections
Stephen P. Casper	Member of the Board of Directors	Lead Independent Director, MarketAxess, 299 Park Avenue, 10th Floor, New York, NY 10171; Investment Committee Member, Brooklyn Museum, 200 Eastern Parkway, Brooklyn, NY 11238

Arjun Divecha	Member, Chairman of the Board of Directors, and Investment Director	Board Member, Divecha Centre for Climate Change, Indian Institute of Science, Bengaluru, India; Director, Frog Hollow Fresh LLC, P.O. Box 872, Brentwood, CA 94513

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Name	Position with Investment Adviser	Other Connections
Myra Drucker	Member of the Board of Directors	Chair of the Board, TrustedPeer Inc., 800 Noe Street, San Francisco, CA 94114; Board Member, Financial Accounting Foundation, 401 Merritt 7 #2, Norwalk, CT 06851; Investment Committee Advisor, The Boeing Company, 100 North Riverside Plaza, Chicago, IL 60606; Investment Committee Member, The Kresge Foundation, 3215 West Big Beaver Road, Troy, MI 48084; Investment Committee Chair, The Nathan Cummings Foundation, 475 Tenth Avenue, 14th Floor, New York, NY 10018

R. Jeremy Grantham	Founding Member, Member of the Board of Directors, and Chief Investment Strategist	Board Member, RARE Conservation, 1310 North Courthouse Road, Suite 110, Arlington, VA 22201; Board Member, Divecha Centre for Climate Change, Indian Institute of Science, Bengaluru, India; CFA Institute – Investors’ Working Group (IWG) Member, 560 Ray C. Hunt Drive, Charlottesville, VA 22903; Board Member, Imperial College of London – Grantham Institute for Climate Change, London SW7 2AZ; Board Member, London School of Economics – Grantham Institute for Climate Change, Houghton Street, London, WC2A 2AE; Board Member, The Nature Conservancy, 4245 North Fairfax Drive, Suite 100, Arlington, VA 22203; Trustee, The Grantham Foundation for the Protection of the Environment, 40 Rowes Wharf, Boston, MA 02110; Trustee, The Jeremy and Hannelore Grantham Environmental Trust, 40 Rowes Wharf, Boston, MA 02110

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Name	Position with Investment Adviser	Other Connections
Margaret McGetrick	Member of the Board of Directors	Investment Committee Member, Partners Healthcare, Prudential Center, 800 Boylston Street, 11th Floor, Boston, MA, 02199; Finance and Investment Committee Member, Our Sisters School, 145 Brownell Avenue, New Bedford, MA 02740

John Rosenblum	Member and Vice Chairman of the Board of Directors	Vice Chair of the Board, Maine Media Workshops, 70 Camden Street, Rockport, ME 04856; Board Member, Maine Chapter, The Nature Conservancy, 14 Maine Street, Brunswick, ME 04011

Eyk Van Otterloo	Founding Member	Board Member, Chemonics International, 1133 20th Street, NW, Suite 600, Washington, D.C. 20036; Board Member, CliniLabs, 423 W. 55th Street, 4th Floor, New York, NY 10019

Item 32.	Principal Underwriters

Item 32(a).	Funds Distributor, LLC (“FD”) acts as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

GMO Series Trust
GMO Trust
Mirae Asset Discovery Funds

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Item 32(b).	FD is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority. FD’s principal business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Information about the Manager and Officers of FD is as follows:

Manager or Officer	Positions and Offices with FD
Mark A. Fairbanks	President
Richard J. Berthy	Vice President, Treasurer, and Manager
Jennifer E. Hoopes	Secretary
Nanette K. Chern	Vice President and Chief Compliance Officer
Lisa S. Clifford	Vice President and Managing Director of Compliance
Paula R. Watson	Assistant Secretary

The above FD manager and officers do not have positions or offices with the Trust.

Item 32(c).	Distribution and Service (12b-1) Fee Payments by certain Funds of the Trust with respect to the last fiscal year(a):

GMO Fund Name	Class M(b) Distribution and Service (12b-1) Fees March 1, 2014 through May 2, 2014(c)
GMO Emerging Countries Fund	$7,102.37

(a)	FD was entitled to receive any distribution and service (12b-1) fees paid by the Class M Shares for services rendered and expenses borne by FD which had been primarily intended to result in the sale of Class M shares and/or the provision of certain other services incidental thereto. During the last fiscal year, FD did not retain any of the distribution and service (12b-1) fees paid by the Class M Shares of the Funds and directed that the Funds remit the distribution and service (12b-1) fees directly to certain third party intermediaries who rendered services to the Funds.
(b)	Other classes of the GMO Funds do not pay distribution (12b-1) fees or any other type of commission or compensation to FD.
(c)	Class M liquidated on May 2, 2014.

Item 33.	Location of Accounts and Records

The accounts, books, and other documents required to be maintained by Section 31(a) and the rules thereunder will be maintained at the offices of the Registrant, 40 Rowes Wharf, Boston, MA 02110; the Registrant’s investment adviser, Grantham, Mayo, Van Otterloo & Co. LLC, 40 Rowes Wharf, Boston, MA 02110; the Registrant’s distributor, Funds Distributor, LLC, 3 Canal Plaza, Suite 100, Portland, Maine 04101; the Registrant’s custodian for certain of the Funds, Brown Brothers Harriman & Co., 50 Post Office Square, Boston, MA 02110; and the Registrant’s custodian for certain of the Funds and transfer agent, State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.

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Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

None.

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Notice

A copy of the Declaration of Trust, together with all amendments thereto, is on file with the Secretary of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of this instrument are not binding upon any of the Trustees or officers of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), each as amended, the Registrant, GMO Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 183 under the 1933 Act and Amendment No. 229 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 29th day of June, 2015.

GMO Trust

By:	/s/ Sheppard N. Burnett
Sheppard N. Burnett
Title:	Chief Executive Officer;
Principal Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 183 to GMO Trust’s Registration Statement under the 1933 Act has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Sheppard N. Burnett Sheppard N. Burnett	Chief Executive Officer; Principal Executive Officer	June 29, 2015

/s/ Carly Condron Carly Condron	Treasurer; Chief Financial Officer; Chief Accounting Officer; Principal Financial and Accounting Officer	June 29, 2015

PAUL BRAVERMAN* Paul Braverman	Trustee	June 29, 2015

DONALD W. GLAZER* Donald W. Glazer	Trustee	June 29, 2015

J.B. KITTREDGE* J.B. Kittredge	Trustee	June 29, 2015

PETER TUFANO* Peter Tufano	Trustee	June 29, 2015

* By:	/s/ Jason Harrison
Jason Harrison
Attorney-in-Fact**

**	Pursuant to Powers of Attorney for each of Donald W. Glazer and Peter Tufano filed with the SEC as part of Post-Effective Amendment No. 138 to the Registration Statement under the 1933 Act and Amendment No. 173 to the Registration Statement under the 1940 Act on September 29, 2009 and pursuant to Powers of Attorney for each of Paul Braverman and J.B. Kittredge filed with the SEC as part of Post-Effective Amendment No. 140 to the Registration Statement under the 1933 Act and Amendment No. 176 to the Registration Statement under the 1940 Act on April 30, 2010.

GMO TRUST 2015 ANNUAL UPDATE 485(b) FILING

EXHIBIT INDEX

GMO TRUST

Exhibit Ref.	Title of Exhibit

(e)(1)(i)	Schedule A to the Distribution Agreement amended as of June 30, 2015.

(e)(2)(i)	Schedule A to the Master Placement Agency Agreement amended as of June 30, 2015.

(h)(2)	Notification of Undertaking to Reimburse Selected Fund Expenses and Waive Selected Fees by GMO to the Trust, dated as of June 30, 2015.

(h)(3)(i)	Notification of Undertaking to Reduce Supplemental Support Fees by GMO to the Trust, dated as of June 30, 2015.

(i)	Opinion and Consent of Ropes & Gray LLP.

(j)	Consent of Independent Registered Public Accounting Firm.

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